SEMI-ANNUAL REPORT 2000
--------------------------------------------------------------------------------
                                             Financial statements (unaudited)
                                             including statements of investments

                                             June 30, 2000


                     TIAA-CREF MUTUAL FUNDS






                                                       Money Market Fund

                                                       Bond PLUS Fund

                                                       Growth & Income Fund

                                                       Growth Equity Fund

                                                       International Equity Fund

                                                       Managed Allocation Fund

                                                       Tax-Exempt Bond Fund

                                                       High-Yield Bond Fund

                                                       Short-Term Bond Fund

                                                       Social Choice Equity Fund

                                                       Equity Index Fund



                                                       [TIAA-CREF LOGO]

         | TIAA-CREF MUTUAL FUNDS
CONTENTS |     2000 ANNUAL REPORT

      FUND PERFORMANCE
   6  MONEY MARKET FUND
   8  BOND PLUS FUND
  10  GROWTH & INCOME FUND
  12  GROWTH EQUITY FUND
  14  INTERNATIONAL EQUITY FUND
  16  MANAGED ALLOCATION FUND
  18  TAX-EXEMPT BOND FUND
  20  HIGH-YIELD BOND FUND
  22  SHORT-TERM BOND FUND
  24  SOCIAL CHOICE EQUITY FUND
  26  EQUITY INDEX FUND

      STATEMENTS OF INVESTMENTS
  28  MONEY MARKET FUND
  29  BOND PLUS FUND
  34  GROWTH & INCOME FUND
  42  GROWTH EQUITY FUND
  62  INTERNATIONAL EQUITY FUND
  75  MANAGED ALLOCATION FUND
  76  TAX-EXEMPT BOND FUND
  78  HIGH-YIELD BOND FUND
  82  SHORT-TERM BOND FUND
  84  SOCIAL CHOICE EQUITY FUND
  89  EQUITY INDEX FUND

      FINANCIAL STATEMENTS
 122  STATEMENTS OF ASSETS AND LIABILITIES
 124  STATEMENTS OF OPERATIONS
 126  STATEMENTS OF CHANGES IN NET ASSETS
 129  FINANCIAL HIGHLIGHTS
 134  NOTES TO FINANCIAL STATEMENTS

 139  TIAA-CREF PRODUCTS
      AND SERVICES

Dear Investor:

During the first six months of 2000, most of the TIAA-CREF Mutual Funds generally performed well against their respective benchmarks and peer competition, during a period when market activity was volatile and unsettled. Most broad market indexes showed lower returns, which were attributed to a series of interest rate hikes by the Federal Reserve Bank, intended to keep inflation in check. On average, the S&P was essentially flat, and the NASDAQ ended the second quarter down 2.5 percent. And while the higher interest rates and slower economy played a role in market performance, investors also grappled with fundamental questions regarding valuation.

The positive performance of the equity funds--with the exception of the International Equity Fund, which underperformed--was largely the result of stock selection within economic sectors, especially technology. We also benefited from the use in several of our equity accounts of our Dual Investment Management Strategy,SM which attempts to achieve consistent long-term returns through a combination of active management and quantitative analysis. While future returns can differ from past performance, that strategy functioned well during the first half of the year.

Our fixed-income funds showed mixed returns. The TIAA-CREF Money Market Fund and High-Yield Bond Fund performed extremely well, while the bond market remained choppy. The Treasury yield curve has been inverted since January, when the 30-year Treasury rate slipped below the 10-year rate. This inversion accompanied the Treasury's announcement of its plan to use the federal budget surplus to buy back longer-term, higher rate bonds. Risk premiums on corporate bonds widened particularly on medium-grade BBB and below-investment-grade issues.

The performance and financial statements of our five new mutual funds, launched on April 3, 2000, are included in this report. These funds include three bond funds and two equity funds. Since their inception date is so recent, future returns of our new funds could differ from their performance to date. The new TIAA-CREF Mutual Funds are listed below.

* TIAA-CREF Short-Term Bond Fund

* TIAA-CREF High-Yield Bond Fund

* TIAA-CREF Tax-Exempt Bond Fund

* TIAA-CREF Equity Index Fund

* TIAA-CREF Social Choice Equity Fund

We are pleased to say that these new funds, like all of the TIAA-CREF Mutual Funds, continue our commitment to provide excellent financial management, first-rate customer service, and low expenses.


                                                        /s/ Martin L. Leibowitz
                                                        -----------------------
                                                        Martin L. Leibowitz

                                                        VICE CHAIRMAN AND
                                                        CHIEF INVESTMENT OFFICER

THE ECONOMIC ENVIRONMENT IN 2000

THE U.S. ECONOMY

During the first six months of 2000, the U.S. economy experienced uninterrupted prosperity. GDP growth after inflation topped 5 percent during the first half of the year. This is well above the 3.5 percent trend now viewed as the U.S. economy's new "speed limit" of maximum growth before inflation becomes problematic. This new limit reflects improvements in productivity driven by the accumulation of U.S. business investment in rapidly changing technology. The former limit of 2.5 percent became obsolete during the second half of the 1990s when CPI inflation declined as GDP growth consistently topped 2.5 percent.

However, strong growth during the first half of 2000 was accompanied by an uptick in inflation. The Consumer Price Index (CPI) increased at a 3.7 percent rate during the period, the highest since 1991. Rising oil prices were largely but not completely responsible for the increase in inflation. Core CPI, which excludes food and energy, jumped at a 2.4 percent rate, the highest since the first half of 1998.

These inflation rumblings intensified the efforts of the Federal Reserve to use monetary policy to slow the economy. Between February and May, the Fed tightened the federal funds target rate by 1 percent (100 basis points) to 6.5 percent. This tightening followed the Fed's increase of 75 basis points during the second half of 1999, which effectively reversed their very successful monetary efforts to contain the Asian financial crisis in the fall of 1998.

Higher interest rates began to restrain economic activity during the spring. The housing sector has shown the most interest-rate sensitivity; housing starts for

--------------------------------------------------------------------------------

BOTH SOLID ECONOMIC GROWTH AND
LOW INFLATION CONTINUE

           [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

   Quarterly        Real GDP                        Monthly           CPI
      Date           Growth                           Date         Inflation
    (YYYYQQ)                                        (YYYYMM)
   ---------        --------                        -------        ---------
    1990O1            5.08                           1990O1           7.06
    1990O2            0.92                           1990O2           4.12
    1990O3           -0.73                           1990O3           7.08
    1990O4           -3.24                           1990O4           6.96
    1991O1           -1.95                           1991O1           3.02
    1991O2            2.26                           1991O2           2.39
    1991O3            0.98                           1991O3           3.08
    1991O4            2.17                           1991O4           3.35
    1992O1            3.76                           1992O1           2.73
    1992O2            3.79                           1992O2           3.11
    1992O3            3.12                           1992O3           3.08
    1992O4            5.37                           1992O4           3.54
    1993O1           -0.10                           1993O1           2.84
    1993O2            2.45                           1993O2           3.01
    1993O3            1.76                           1993O3           1.86
    1993O4            6.17                           1993O4           3.26
    1994O1            3.43                           1994O1           2.11
    1994O2            5.69                           1994O2           2.29
    1994O3            2.19                           1994O3           3.75
    1994O4            5.02                           1994O4           2.34
    1995O1            1.48                           1995O1           2.96
    1995O2            0.78                           1995O2           3.30
    1995O3            3.13                           1995O3           2.03
    1995O4            3.23                           1995O4           2.37
    1996O1            2.89                           1996O1           3.42
    1996O2            6.75                           1996O2           3.56
    1996O3            2.01                           1996O3           2.31
    1996O4            4.63                           1996O4           3.25
    1997O1            4.36                           1997O1           2.63
    1997O2            5.88                           1997O2           1.17
    1997O3            4.23                           1997O3           1.75
    1997O4            2.76                           1997O4           2.00
    1998O1            6.53                           1998O1           0.99
    1998O2            2.92                           1998O2           1.65
    1998O3            3.44                           1998O3           1.73
    1998O4            5.59                           1998O4           1.72
    1999O1            3.53                           1999O1           1.71
    1999O2            2.45                           1999O2           3.27
    1999O3            5.70                           1999O3           2.51
    1999O4            8.25                           1999O4           2.90
    2000O1            4.82                           2000O1           4.01
    2000O2            5.18                           2000O2           3.57

AVERAGE PERCENT CHANGE

                                   QUARTERLY

Source: Bureau of Economic Analysis, Bureau of Labor Statistics


--------------------------------------------------------------------------------


the second quarter were down almost 30 percent from the first quarter's seasonally adjusted pace. Slowing was also evident in consumer spending, which grew in the second quarter at less than half the first quarter's torrid 7.6 percent rate. Private sector employment growth in May and June slowed, though the unemployment rate was at a very tight 4 percent. These signs of weakening set the stage for the "soft landing" that Mr. Greenspan's tighter monetary policy is intended to accomplish.

                                                              /s/ Martha Peyton
                                                              -----------------
                                                              Martha Peyton
                                                              MANAGING DIRECTOR


4   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

THE GLOBAL ECONOMY

Over the first six months of 2000, global equity markets exhibited increased volatility and a slightly negative return on the back of 1999's impressive, sustained recovery from the turbulence of October 1998. After having posted an especially robust 25.3 percent return over the course of 1999, Global equity markets gave up some 2.4 percent in total return, as measured by the Morgan Stanley Capital International (MSCI) World Index.

Prospects for the world economy are more favorable now than they have been in a decade. Projections by the OECD, for example, for world economic growth in the year 2000 have moved up from 3.5 percent at the end of last year to a current
4.3 percent, with a 1.0 point increase to 4.0 percent for developed economies. Investors' caution was rooted in concerns that robust real economic growth would, over time, absorb spare production resources, exert upward pressure on labor and other input costs (particularly energy costs), and potentially erode profit margins. Major central banks (with the notable exception of the Bank of Japan) moved to ameliorate the perceived risk of the inflationary consequences of higher growth by raising policy interest rates. The debate within central banks regarding the extent of further tightening has added to investor concerns.

Equity markets reflected this uncertainty over corporate earnings and interest rates, exhibiting relatively higher levels of volatility, especially within the richly valued technology sector. Through the end of May, world equity markets had fallen by 6 percent and the technology sector by some 9 percent from the beginning of the year before recovering by 3 and 10 percent respectively over the month of June.

The growth outlook for all major developed areas improved over the first half of 2000. In the euro area, growth and employment prospects are better than at any time in more than ten years. Likely tax reforms are set to spur supply potential, and confidence levels are near record levels. The Japanese recovery is being led by business fixed investment and exports, while consumers have, thus far, been reticent spenders in the face of ongoing corporate restructuring. In North America, the resilient U.S. economy is supporting stronger growth in Canada and Mexico.

On balance, solid global growth with moderate inflation, albeit in a somewhat

--------------------------------------------------------------------------------

MSCI WORLD INDEX (in U.S. dollars)


           [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

                       MSCI World
        MSCI World     Information
          Index     Technology Index
        ----------  ----------------

12/98    1149.95           100
 1/99    1173.84        114.43
 2/99    1141.33        102.98
 3/99    1187.55        113.68
 4/99    1233.06        116.53
 5/99    1186.70        114.69
 6/99    1240.75        129.83
 7/99    1235.70        131.22
 8/99    1232.16        136.43
 9/99    1218.90        137.26
10/99    1280.94        142.08
11/99    1315.68        161.14
12/99    1420.89        199.59
 1/00    1338.25        185.49
 2/00    1340.58        207.12
 3/00    1431.94        219.18
 4/00    1370.11        201.63
 5/00    1334.14        181.11
 6/00    1377.72        198.79


Source: Morgan Stanley International Capital, Inc.

--------------------------------------------------------------------------------


SHORT-TERM INTEREST RATES

                   Euro
           US      Area    Japan
          ----     ----    -----

12/98     5.23     3.36     0.50
 1/99     5.01     3.13     0.51
 2/99     5.00     3.09     0.38
 3/99     5.01     3.05     0.20
 4/99     5.00     2.70     0.15
 5/99     5.02     2.58     0.11
 6/99     5.18     2.63     0.10
 7/99     5.31     2.68     0.11
 8/99     5.45     2.69     0.09
 9/99     5.57     2.73     0.10
10/99     6.18     3.38     0.25
11/99     6.10     3.47     0.30
12/99     6.13     3.44     0.31
 1/00     6.04     3.34     0.15
 2/00     6.10     3.54     0.13
 3/00     6.20     3.75     0.14
 4/00     6.31     3.93     0.12
 5/00     6.75     4.35     0.10
 6/00     6.79     4.50     0.13


Source: British Bankers Association and Datastream

--------------------------------------------------------------------------------

higher interest rate environment, under vigilant central banks, presents the prospect of improved sustainability of the current business cycle, and corporate profitability.

                                                            /s/ Harvey Kerrich
                                                            ------------------
                                                            Harvey Kerrich
                                                            TIAA-CREF ECONOMIST

                            2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   5

 MONEY MARKET
            FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

> Invests in money market securities classified at the time of purchase as "first-tier securities," which are ranked in the highest category by at least two nationally recognized statistical rating organizations.

> Average weighted maturity of 90 days or less.

> Longest maturity will be 397 days.

PERFORMANCE IN 2000

During the first six months of 2000, the Money Market Fund returned 2.96 percent, outperforming its benchmark, iMoneyNet Fund Report AverageTM--All Taxable by 0.22 percent. The fund was 0.30 percent ahead of its competition as measured by the Lipper Money Market Funds Average.

Over the first half of this year, the Federal Reserve Bank raised interest rates three times. Since we believed that the Federal Reserve was going to tighten interest rates, we positioned the Money Market Fund to have a shorter weighted average maturity than the iMoneyNet Fund Report AverageTM--All Taxable. During the six-month period ending June 30, the fund varied from a low of 35 days to a high of 52 days, as compared with a low of 44 days to a high of 53 days for the benchmark.

We made a few asset allocation changes to the portfolio composition of the fund. We increased our holdings of commercial paper and floating/variable- rate securities to 90 percent and 9 percent from 80 percent and 6 percent six months earlier. We decreased our holdings in bank liabilities and U.S. government agency securities to 1 percent and 0 percent from previous levels of 9 percent and 5 percent. For the last six months, commercial paper provided the best relative value for all classes of money market securities.

As of June 30, the fund's assets surpassed $500 million.


6   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                               MONEY MARKET Fund

ASSET ALLOCATION AS OF 6/30/00

[PIE CHART OMITTED]

Commercial Paper              90%

Floating and Variable Notes    9%

Certificates of Deposit
and Bank Notes                 1%


$10,000 OVER LIFE OF FUND


           [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

               Lipper Money   iMoneyNet Money Fund
               Market Funds    Report Average(TM)--    Money Market
                 Average            All Taxable            Fund
               ------------    --------------------    ------------
                  $10,000             $10,000             $10,000
   Sep-97          10,040              10,041              10,044
                   10,081              10,084              10,090
                   10,121              10,126              10,132
   Dec-97          10,164              10,170              10,179
                   10,207              10,214              10,226
                   10,244              10,253              10,269
   Mar-98          10,286              10,297              10,317
                   10,328              10,340              10,363
                   10,370              10,384              10,407
   Jun-98          10,411              10,426              10,456
                   10,454              10,471              10,504
                   10,497              10,515              10,552
   Sep-98          10,538              10,558              10,598
                   10,579              10,601              10,643
                   10,618              10,641              10,689
   Dec-98          10,658              10,683              10,734
                   10,697              10,724              10,778
                   10,732              10,759              10,817
   Mar-99          10,769              10,799              10,860
                   10,806              10,838              10,902
                   10,844              10,877              10,945
   Jun-99          10,881              10,915              10,988
                   10,920              10,956              11,032
                   10,960              10,999              11,078
   Sep-99          11,001              11,042              11,125
                   11,046              11,086              11,174
                   11,089              11,131              11,223
   Dec-99          11,135              11,178              11,276
                   11,183              11,226              11,330
                   11,228              11,272              11,381
   Mar-00          11,277              11,323              11,436
                   11,326              11,374              11,491
                   11,378              11,429              11,549
   Jun-00          11,431              11,483              11,609

PERFORMANCE AT A GLANCE AS OF 6/30/00

                                                                                                               NET ANNUALIZED YIELD
                                                                                     AVERAGE                  FOR THE 7 DAYS ENDING
                     AVERAGE ANNUAL COMPOUND      CUMULATIVE RATES                   MATURITY        NET             6/27/00
                      RATES OF TOTAL RETURN(1)     OF TOTAL RETURN(1)     EXPENSE  (DAYS) AS OF     ASSETS    CURRENT     EFFECTIVE
                     1 YEAR  SINCE INCEPTION(2) 1 YEAR SINCE  INCEPTION(2) RATIO      6/27/00    IN MILLIONS   YIELD         YIELD
MONEY MARKET FUND      5.66%        5.42%        5.66%      16.11%        0.29%(3)      49         $500.37     6.36%         6.56%

iMoneyNet Money Fund
Report Average(TM)--
  All Taxable          5.21         5.24         5.21       14.84         0.49          52              --     5.91          6.08

Lipper Money Market
  Funds Average        5.06         4.84         5.06       14.33           --          --              --       --            --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE MONEY MARKET FUND. FUTURE RETURNS WILL FLUCTUATE. WE WILL ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE FOR THIS FUND, BUT IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE CURRENT YIELD MORE CLOSELY REFLECTS THE MONEY MARKET FUND'S CURRENT EARNINGS THAN DOES THE TOTAL RETURN.

2  INCEPTION DATE OF THE MONEY MARKET FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.

   The TIAA-CREF Money Market Fund, like the other TIAA-CREF Mutual Funds, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.


                            2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   7

BOND PLUS
        FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Bond PLUS Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

> Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

> The fund's portfolio is divided into two segments. The first segment, which makes up at least 75 percent of the fund, is invested in a broad range of investment-grade debt securities, such as U.S. Treasury and Agency securities, corporate bonds, and mortgage-backed securities.

> The fund's second segment seeks enhanced returns through investments in illiquid or non-investment-grade securities, which won't be more than 25 percent of the fund's assets. Currently, this segment is less than 5 percent of the portfolio.

PERFORMANCE IN 2000

For the first six months of 2000, the Bond PLUS Fund had a return of 3.91 percent, which was .08 percentage points behind the Lehman Brothers Aggregate Bond Index, and 0.61 percentage points ahead of the competition as measured by the Lipper Intermediate Investment Grade Debt Index.

We began to reduce our overweight positions in corporate, agency, and agency-backed securities in January, making them roughly equivalent to the benchmark. The bond portfolio, however, slightly underperformed its benchmark in the first quarter, but managed to beat the returns posted by the peer group.

Relative to the benchmark, beginning with the second quarter of 2000, we had a modest overweight position in certain spread sector securities, such as mortgage-backed and asset-backed bonds. (The spread is the difference between the yield of a bond and a Treasury security of similar duration.) We had a neutral position in corporate bonds, and an underweight position in U.S agency securities and commercial mortgage-backed securities. By the end of the second quarter, our exposure to spread sector securities was again close to neutral compared with the benchmark. Several factors led to further widening in spreads in the corporate bond, U.S. agency, and asset-backed sectors. First, the Federal Reserve was clearly in a tightening mode with the goal of slowing down the economy. Second, the Treasury Department was buying back long-dated treasuries, boosting the value of these securities versus other fixed-income securities. Spreads in the mortgage-backed and commercial mortgage-backed (CMBS) sectors were unchanged.

The overall performance of the fund for the first six months of 2000 closely matched its benchmark. During this period, we also kept the fund close to its benchmark in terms of spread sector allocations and yield-curve positioning. The option-adjusted duration of the bond portfolio was within 1 percent of the benchmark throughout the quarter.


8   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                                  BOND PLUS Fund

TOP FIVE MARKET SECTORS

                                12/31/99    6/30/00

Mortgage-backed securities*        46%        47%
----------------------------------------------------
Corporate bonds                    27         24
----------------------------------------------------
U.S. government securities         23         26
----------------------------------------------------
Yankees**                           3          3
----------------------------------------------------
Money market instruments            1          0
----------------------------------------------------

* INCLUDES GOVERNMENT-BACKED AND PRIVATE-LABEL SECURITIES AND ASSET-BACKED SECURITIES

** FOREIGN GOVERNMENT AND CORPORATE BONDS DENOMINATED IN U.S. DOLLARS


RISK CHARACTERISTICS: BOND PLUS VS. BENCHMARK AS OF 6/30/00

Measure*                  Average Life               Option-Adjusted Duration
                      (IN YEARS) 6/30/00                (IN YEARS) 6/30/00

Bond PLUS                   8.50                                 4.86
-------------------------------------------------------------------------------

Lehman Brothers
Aggregate Bond Index        8.70                                 4.88
-------------------------------------------------------------------------------

* AS CALCULATED USING AN ANALYTICAL MODEL DEVELOPED BY CMS BOND EDGE, A WIDELY RECOGNIZED RISK ANALYTIC SOFTWARE PACKAGE.


$10,000 OVER LIFE OF FUND


           [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

               Lipper Intermediate     Lehman Brothers
                 Investment Grade       Aggregate Bond
                    Debt Index              Index            Bond PLUS Fund
               -------------------     ---------------       --------------

                      $10,000              $10,000               $10,000
         Sep-97        10,144               10,147                10,143
                       10,266               10,295                10,286
                       10,295               10,342                10,345
         Dec-97        10,389               10,446                10,451
                       10,527               10,580                10,591
                       10,513               10,571                10,575
         Mar-98        10,552               10,607                10,627
                       10,601               10,662                10,687
                       10,697               10,764                10,781
         Jun-98        10,782               10,855                10,883
                       10,804               10,878                10,914
                       10,950               11,055                11,114
         Sep-98        11,195               11,314                11,369
                       11,104               11,254                11,301
                       11,160               11,318                11,328
         Dec-98        11,208               11,352                11,385
                       11,277               11,433                11,446
                       11,077               11,233                11,250
         Mar-99        11,164               11,294                11,324
                       11,202               11,331                11,365
                       11,088               11,231                11,250
         Jun-99        11,050               11,195                11,191
                       11,012               11,147                11,141
                       10,999               11,142                11,139
         Sep-99        11,120               11,271                11,273
                       11,137               11,312                11,317
                       11,151               11,312                11,315
         Dec-99        11,099               11,257                11,270
                       11,059               11,220                11,223
                       11,180               11,356                11,363
         Mar-00        11,317               11,506                11,504
                       11,247               11,473                11,491
                       11,227               11,467                11,468
         Jun-00        11,465               11,706                11,711

PERFORMANCE AT A GLANCE AS OF 6/30/00

                         AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES
                          RATES OF TOTAL RETURN(1)      OF TOTAL RETURN(1)         EXPENSE    NET ASSETS
                         1 YEAR  SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)    RATIO     IN MILLIONS

BOND PLUS FUND             4.65%       5.74%           4.65%      17.11%           0.30%(3)     $230.25

Lehman Brothers Aggregate
Bond Index                 4.56        5.73            4.56       17.09              --            --

Lipper Intermediate
Investment Grade Debt
Index                      3.76        4.94            3.76       14.64              --            --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE BOND Plus FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE BOND Plus FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.


                            2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   9

GROWTH & INCOME
              FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

> Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility.

> Active portion (46 percent as of 6/30/00) buys stocks when they are attractively priced compared to growth potential and asset value.

>  Occasionally acquires stocks of foreign-based companies not in the benchmark.

PERFORMANCE IN 2000

For the six months ended June 30, 2000, the Growth & Income Fund posted a return of 1.58 percent, 2.0 percent ahead of its benchmark, the S&P 500 Index. The fund held a 2.45 percent lead over its peer competition, the Lipper Growth & Income Fund Index.

Although the first six months of the year saw a turbulent market (especially for technology stocks), the Growth & Income Fund posted a solid performance. More traditional "old economy" sectors performed well, whereas the technology sector lagged during the beginning of the second quarter as the NASDAQ experienced a correction.

Despite the correction in the NASDAQ, the fund mostly benefited by selecting stocks within the technology sector. For example, both Sanmina and EMC performed well during the volatile second quarter. We benefited from being underexposed to Microsoft and Texas Instruments. Holdings in other sectors contributed to the fund's performance, including Cardinal Health, Nabisco, and John Hancock Financial. Our underweight position versus the benchmark in Johnson & Johnson and LSI Logic detracted from the fund's performance.


10  TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                            GROWTH & INCOME Fund

TEN LARGEST HOLDINGS AS OF 6/30/00

COMPANY                % OF NET ASSETS    MARKET VALUE

General Electric Co         4.12%         $26,569,430
-------------------------------------------------------
Cisco Systems, Inc          3.81           24,588,898
-------------------------------------------------------
Intel Corp                  3.68           23,710,681
-------------------------------------------------------
Microsoft Corp              3.05           19,649,280
-------------------------------------------------------
Exxon Mobil Corp            2.50           16,118,405
-------------------------------------------------------
Pfizer, Inc                 2.40           15,489,828
-------------------------------------------------------
Wal-Mart Stores, Inc        2.12           13,688,473
-------------------------------------------------------
Oracle Corp                 2.12           13,674,446
-------------------------------------------------------
EMC Corp                    1.67           10,787,714
-------------------------------------------------------
Merck & Co, Inc             1.59           10,285,833
-------------------------------------------------------


$10,000 OVER LIFE OF FUND


           [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

                  Lipper
             Growth & Income        S&P 500       Growth & Income
                Fund Index           Index              Fund
             ---------------        -------       ---------------
                 $10,000            $10,000           $10,000
   Sep-97         10,505             10,548            10,542
                  10,156             10,195            10,207
                  10,440             10,667            10,667
   Dec-97         10,616             10,851            10,837
                  10,636             10,971            10,952
                  11,303             11,762            11,708
   Mar-98         11,826             12,365            12,430
                  11,890             12,490            12,651
                  11,708             12,275            12,451
   Jun-98         11,849             12,773            12,917
                  11,559             12,636            12,854
                   9,926             10,809            10,934
   Sep-98         10,372             11,502            11,499
                  11,125             12,437            12,482
                  11,661             13,191            13,296
   Dec-98         12,058             13,951            14,143
                  12,171             14,534            14,822
                  11,902             14,082            14,313
   Mar-99         12,313             14,645            15,016
                  13,111             15,212            15,686
                  12,921             14,853            15,271
   Jun-99         13,456             15,677            16,248
                  13,070             15,188            15,769
                  12,781             15,113            15,471
   Sep-99         12,379             14,698            15,100
                  12,909             15,628            16,029
                  13,023             15,946            16,466
   Dec-99         13,489             16,885            17,602
                  12,960             16,037            16,763
                  12,539             15,733            16,674
   Mar-00         13,716             17,273            18,337
                  13,472             16,753            17,795
                  13,422             16,409            17,418
   Jun-00         13,371             16,814            17,881

PERFORMANCE AT A GLANCE AS OF 6/30/00

                         AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES
                         RATES OF TOTAL RETURN(1)         OF TOTAL RETURN(1)        EXPENSE     NET ASSETS
                         1 YEAR  SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)     RATIO      IN MILLIONS
GROWTH & INCOME FUND       10.05%    22.82%          10.05%       78.83%             0.43%(3)       $645.01

S&P 500 Index               7.25     20.16            7.25        68.15                --             --

Lipper Growth & Income
Fund Index                 -0.63     10.77           -0.63        33.60                --             --


1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH & INCOME FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE GROWTH & INCOME FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.


                           2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   11

GROWTH EQUITY
            FUND

INVESTMENT OBJECTIVE

The TIAA-CREF Growth Equity Fund seeks a favorable long-term rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

> Employs TIAA-CREF's Dual Investment Management Strategy.SM Indexed portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility.

> Actively managed part of the fund (58 percent as of 6/30/00) is concentrated in stocks of rapidly growing companies with products and/or services dominant in their sector.

> This fund may invest up to 40 percent of the portfolio in international stocks outside of the benchmark as opportunities arise.

PERFORMANCE IN 2000

For the six months ended June 30, 2000, the Growth Equity Fund posted a return of 6.98 percent, which was 2.94 percent ahead of the Russell 3000(R) Growth Index and 4.17 percent ahead of the competition as measured by the Lipper Growth FunD Index.

The fund remained overweight versus the benchmark in technology, media, and telecommunications equipment. Good stock selection, however, helped overcome the weakness in these broader sectors and helped us record positive performance. Positions in EMC Corp. in the data storage area, Oracle in the enterprise software area, and Siebel Systems, another enterprise software company, all made positive contributions to performance. From the media group, AMFM Inc., a radio company that is merging with two other holdings, Clear Channel Communications and SFX Entertainment, made a positive contribution, as did Viacom, which merged with CBS Corp. In the telecommunications infrastructure area, Ciena Corp., a telecommunications switch company, helped performance.

On the negative side, our underweight position versus the benchmark in the health care sector hurt performance, although good stock selection helped mitigate these effects. Cardinal Health Inc. was a strong performer in the drug distribution area. Our underweight position in Johnson & Johnson hurt performance, as did underweight positions in consumer non-cyclical stocks like Coca-Cola and Pepsico. Underweight positions in other consumer-oriented stocks such as retailers and food companies helped performance.


12   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                              GROWTH EQUITY FUND

TEN LARGEST HOLDINGS AS OF 6/30/00

COMPANY                            % OF NET ASSETS       MARKET VALUE
-----------------------------------------------------------------------
Intel Corp                               5.65%            $51,504,178
-----------------------------------------------------------------------
Cisco Systems, Inc                       5.61              51,228,069
-----------------------------------------------------------------------
General Electric Co                      4.80              43,813,033
-----------------------------------------------------------------------
Oracle Corp                              4.31              39,281,061
-----------------------------------------------------------------------
Microsoft Corp                           3.87              35,348,000
-----------------------------------------------------------------------
EMC Corp                                 2.97              27,120,161
-----------------------------------------------------------------------
Pfizer, Inc                              2.82              25,695,600
-----------------------------------------------------------------------
Tyco International Ltd                   2.53              23,076,646
-----------------------------------------------------------------------
Lucent Technologies, Inc                 2.27              20,675,465
-----------------------------------------------------------------------
International Business Machines Corp     1.93              17,584,781
-----------------------------------------------------------------------


$10,000 OVER LIFE OF FUND

          [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

              Lipper Growth      Russell 3000(R)   Growth Equity
                Fund Index        Growth Index          Fund
              -------------      ---------------   -------------
                 $10,000             $10,000          $10,000
   Sep-97         10,572              10,524           10,535
                  10,231              10,109           10,189
                  10,466              10,469           10,640
   Dec-97         10,643              10,575           10,819
                  10,714              10,847           11,097
                  11,469              11,675           11,899
   Mar-98         11,960              12,144           12,434
                  12,088              12,303           12,658
                  11,791              11,903           12,327
   Jun-98         12,300              12,578           13,064
                  12,170              12,409           12,883
                  10,215              10,465           10,638
   Sep-98         10,897              11,288           11,461
                  11,651              12,171           12,402
                  12,345              13,098           13,300
   Dec-98         13,377              14,280           14,711
                  13,948              15,104           15,606
                  13,473              14,364           14,905
   Mar-99         14,057              15,104           15,520
                  14,414              15,214           15,649
                  14,133              14,783           15,390
   Jun-99         14,969              15,799           16,522
                  14,599              15,297           15,951
                  14,434              15,488           16,102
   Sep-99         14,193              15,204           15,929
                  15,067              16,300           16,673
                  15,704              17,235           17,643
   Dec-99         17,118              19,112           19,566
                  16,500              18,268           18,712
                  17,475              19,409           20,090
   Mar-00         18,364              20,506           21,490
                  17,446              19,451           20,556
                  16,677              18,422           19,384
   Jun-00         17,599              19,884           20,932

PERFORMANCE AT A GLANCE AS OF 6/30/00

                           AVERAGE ANNUAL COMPOUND        CUMULATIVE RATES
                           RATES OF TOTAL RETURN(1)       OF TOTAL RETURN(1)       EXPENSE    NET ASSETS
                          1 YEAR  SINCE INCEPTION(2)  1 YEAR  SINCE INCEPTION(2)    RATIO     IN MILLIONS
GROWTH EQUITY FUND         26.69%       29.85%        26.69%      109.32%          0.45%(3)     $912.36

Russell 3000(R)
Growth Index(4)            25.86        27.48         25.86        98.80              --           --

Lipper Growth Fund Index   17.57        22.07         17.57        75.97              --           --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE GROWTH EQUITY FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.

4 RUSSELL 3000(R) GROWTH INDEX (RUSSELL 3000 IS A TRADEMARK AND A SERVICE MARK OF THE FRANK RUSSELL COMPANY).


                           2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   13

INTERNATIONAL EQUITY
                   FUND


INVESTMENT OBJECTIVE

   The TIAA-CREF International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio primarily consisting of foreign equity investments.

PORTFOLIO PROFILE

>  Employs TIAA-CREF's Dual Investment Management Strategy.SM

> Indexed portion of the fund aims to slightly exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index.

> Actively managed (43 percent as of 6/30/00) part is comprised of international stocks of companies we believe have strong management and sustainable prospects for growth.

PERFORMANCE IN 2000

For the first six months of 2000, the International Equity Fund posted a return of -6.22 percent, which was 2.16 percent behind the Morgan Stanley-EAFE Index and 2.11 percent behind the competition as measured by the Lipper International Fund Index.

While the fund benefited from the changing landscape of the global communications sector during the first quarter, foreign markets retreated in the second quarter, because of heightened concerns over the impact of higher interest rates on corporate earnings. Investors fled stocks related to the telecommunications, media and technology sectors, and looked for safer havens, such as in the health care and financial service industries. Our exposure to the former and our lack of exposure to the latter sectors meant that we were rightly positioned in the first quarter, but we were wrongly positioned to take advantage of the market pullback in the second quarter.

This can be seen in our stock selection. For example, Vodafone, the world's largest mobile communications service provider, was hampered by worries that it would be forced to overpay for third generation licenses, and the share price suffered after rallying strongly in the beginning of the year. Tiscali, the Italian telecommunications company, also suffered as investors took profits after its run-up earlier in the year. Reuters, the British-based financial information company, has seen its stock price suffer despite our confirmation that it improved its underlying business. In the technology field, the smaller companies bore the brunt of investor fears. Swiss software company Fantastic and the Australian media firm BMCMedia weighed down performance as investors shunned smaller capitalization names in favor of larger companies.

Despite the general decline in the telecommunications and technology sectors, there were several bright spots. The software and semiconductor sectors were both strong during the second quarter, as were a number of non-technology-related companies. More specifically, Tibco, a software spin-off from Reuters, pleased the market with firm results and saw its share price recover strongly. In addition, Infineon, the German-based semiconductor manufacturer, revised earnings expectations upwards, which bolstered its share price performance.
On the non-technology side,


14   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                       INTERNATIONAL EQUITY Fund

our ownership in the Dutch food retailer Royal Ahold Nv contributed positively as investors warmed up to the company's growth prospects for the coming year. Finally, IHC Caland Nv, a Dutch offshore services company, performed well on the back of a stronger outlook for exploration and production in the oil industry. But despite the combined positive impact of the above- mentioned holdings, they were not enough to mitigate all of the head winds that we faced in the second quarter.

TEN LARGEST HOLDINGS AS OF 6/30/00

                                                % OF NET
COMPANY                       COUNTRY            ASSETS     MARKET VALUE

  Vodafone Airtouch Plc       United Kingdom      3.41%      $10,379,299
---------------------------------------------------------------------------
  Nokia Oyj                   Finland             2.78         8,473,198
---------------------------------------------------------------------------
  Ericsson Telefon (LM)
  AB Series B                 Sweden              2.78         8,461,558
---------------------------------------------------------------------------
  Glaxo Wellcome Plc          United Kingdom      2.06         6,283,916
---------------------------------------------------------------------------
  WPP Group Plc               United Kingdom      1.74         5,330,054
---------------------------------------------------------------------------
  Reuters Group Plc           United Kingdom      1.48         4,523,399
---------------------------------------------------------------------------
  Royal Ahold Nv              Netherlands         1.45         4,422,385
---------------------------------------------------------------------------
  Pearson Plc                 United Kingdom      1.43         4,354,692
---------------------------------------------------------------------------
  Infineon Technologies AG.   Germany             1.38         4,208,768
---------------------------------------------------------------------------
  IHC Caland Nv               Netherlands         1.24         3,776,649
---------------------------------------------------------------------------


$10,000 OVER LIFE OF FUND

          [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

                 Lipper
             International    Morgan Stanley   International
               Fund Index       EAFE Index      Equity Fund
             -------------    --------------   -------------

                $10,000           $10,000         $10,000
   Sep-97        10,642            10,560          10,570
                  9,834             9,748           9,759
                  9,753             9,649           9,682
   Dec-97         9,830             9,733           9,770
                 10,068            10,178          10,186
                 10,712            10,831          10,767
   Mar-98        11,294            11,165          11,194
                 11,467            11,253          11,292
                 11,490            11,198          11,303
   Jun-98        11,390            11,284          11,391
                 11,565            11,397          11,479
                  9,901             9,985           9,967
   Sep-98         9,593             9,679           9,562
                 10,298            10,687          10,394
                 10,814            11,235          11,095
   Dec-98        11,080            11,677          11,652
                 11,148            11,643          11,973
                 10,861            11,365          11,741
   Mar-99        11,223            11,840          12,017
                 11,746            12,319          12,349
                 11,309            11,685          11,741
   Jun-99        11,845            12,140          12,305
                 12,109            12,501          12,990
                 12,205            12,547          13,056
   Sep-99        12,244            12,673          13,289
                 12,671            13,148          13,863
                 13,600            13,605          15,610
   Dec-99        15,271            14,826          18,158
                 14,378            13,884          17,548
                 15,327            14,258          20,394
   Mar-00        15,367            14,810          19,039
                 14,392            14,031          17,244
                 13,997            13,688          16,261
   Jun-00        14,645            14,224          17,029

PERFORMANCE AT A GLANCE AS OF 6/30/00

                              AVERAGE ANNUAL COMPOUND           CUMULATIVE RATES
                              RATES OF TOTAL RETURN(1)          OF TOTAL RETURN(1)       EXPENSE    NET ASSETS
                             1 YEAR   SINCE INCEPTION(2)    1 YEAR  SINCE INCEPTION(2)    RATIO     IN MILLIONS
INTERNATIONAL EQUITY FUND    38.39%       20.71%            38.39%      70.29%            0.49%(3)    $304.73

Morgan Stanley EAFE Index    17.16        13.27             17.16       42.27               --           --

Lipper International
Fund Index                   23.63        14.38             23.63       46.34               --           --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE INTERNATIONAL EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION. THERE ARE SPECIAL RISKS ASSOCIATED WITH INVESTING IN FUNDS THAT INVEST PRIMARILY IN FOREIGN SECURITIES, SUCH AS THE INTERNATIONAL EQUITY FUND. THESE SPECIAL RISKS INCLUDE ERRATIC MARKET CONDITIONS, ECONOMIC AND POLITICAL INSTABILITY, AND FLUCTUATIONS IN CURRENCY EXCHANGE RATES.

2  INCEPTION DATE OF THE INTERNATIONAL EQUITY FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.


                           2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   15

MANAGED ALLOCATION
                 FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Managed Allocation Fund seeks a favorable total rate of return primarily through investments in several of the other TIAA-CREF Mutual Funds that pursue capital appreciation and investment income.

PORTFOLIO PROFILE

> Allocation mixture of 60 percent equities and 40 percent fixed income may shift up or down by up to 15 percentage points, depending on market, economic, and financial conditions.

> Equity portion consists of a changing mixture of three equity funds, the International Equity, Growth Equity, and Growth & Income Funds.

> The fixed-income portion is invested mostly in shares of the Bond PLUS, Short-Term Bond, and High-Yield Bond Funds, with occasional investments in the Money Market Fund.

PERFORMANCE IN 2000

For the six months ended June 30, 2000, the Managed Allocation Fund, a fund composed of investments in the other TIAA-CREF Mutual Funds, posted a return of
3.03 percent, which was 2.13 percent ahead of the MAF Composite and 1.29 percent ahead of the competition as measured by the Lipper Balanced Fund Index.

During the first quarter, the overall allocation between equity and fixed-income investments remained the same, at 59.5 percent equity and 40.5 percent fixed income. However, we increased our position in the Money Market Fund from 2 percent to 3 percent. We also made several changes to the equity allocation. In January, we increased our proportion in the International Equity Fund and funded the change with proceeds from the Growth Equity Fund and new cash inflows. Then in February, we reversed the increase in the International Equity Fund after it had a very sharp upward move, and put the proceeds in the Growth & Income Fund.

During the second quarter, there were several allocation changes. Within the equity component the allocation for the International Equity Fund was reduced from over 25 percent to 20 percent. Proceeds from the International Equity Fund were put into the Growth & Income and Growth Equity Funds. In late May, proceeds from a small shift out of the Bond PLUS Fund were put into the Growth & Income and Growth Equity Funds. Finally, in June, a small amount of assets from the Money Market Fund were allocated to the newly created High-Yield Bond Fund. At the end of June, the equity-to-debt mix was 60.5 percent to 39.5 percent.


16   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                         MANAGED ALLOCATION Fund

ASSET ALLOCATION AS OF 6/30/00


[PIE CHART OMITTED]

Bond PLUS Fund                36%
High-Tield Bond Fund           1%
Money Market Fund/Cash         2%
International Equity Fund     13%
Growth Equity Fund            24%
Growth & Income Fund          24%


$10,000 OVER LIFE OF FUND

          [FIGURES BELOW REPRESENTS LINE CHART IN ITS PRINTED PIECE]

                                   Managed Allocation
                                    Composite Index
                                     (48% S&P 500,
                                  40% Lehman Brothers
               Lipper            Aggregate Bond Index,         Managed
              Balanced             12% Morgan Stanley        Allocation
             Fund Index               EAFE Index)                Fund
             ----------          --------------------        ----------
              $10,000                   $10,000                $10,000
   Sep-97      10,399                    10,388                 10,375
               10,210                    10,235                 10,178
               10,397                    10,537                 10,396
   Dec-97      10,550                    10,689                 10,539
               10,624                    10,859                 10,728
               11,046                    11,315                 11,139
   Mar-98      11,384                    11,651                 11,499
               11,463                    11,743                 11,637
               11,347                    11,684                 11,563
   Jun-98      11,552                    11,963                 11,882
               11,417                    11,927                 11,861
               10,433                    10,999                 10,839
   Sep-98      10,884                    11,399                 11,207
               11,291                    11,962                 11,721
               11,704                    12,411                 12,203
   Dec-98      12,136                    12,828                 12,777
               12,330                    13,117                 13,178
               12,034                    12,793                 12,799
   Mar-99      12,331                    13,131                 13,164
               12,736                    13,455                 13,382
               12,540                    13,172                 13,120
   Jun-99      12,886                    13,568                 13,585
               12,645                    13,390                 13,443
               12,512                    13,362                 13,421
   Sep-99      12,352                    13,264                 13,409
               12,710                    13,746                 13,829
               12,848                    13,937                 14,336
   Dec-99      13,228                    14,454                 15,231
               12,896                    13,977                 14,827
               12,865                    13,962                 15,488
   Mar-00      13,623                    14,757                 15,975
               13,373                    14,433                 15,512
               13,248                    14,246                 15,106
   Jun-00      13,460                    14,600                 15,692

PERFORMANCE AT A GLANCE AS OF 6/30/00

                            AVERAGE ANNUAL COMPOUND         CUMULATIVE RATES
                            RATES OF TOTAL RETURN(1)        OF TOTAL RETURN(1)         EXPENSE    NET ASSETS
                           1 YEAR  SINCE INCEPTION(2)   1 YEAR  SINCE INCEPTION(2)      RATIO     IN MILLIONS
MANAGED ALLOCATION FUND     15.51%       17.27%         15.51%       56.92%              0.39%(3)  $313.62

Managed Allocation
Composite Index(4)           7.36        13.92           7.36        44.62                 --        --

Lipper Balanced
Fund Index                   4.43        11.10           4.43        34.76                 --        --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE MANAGED ALLOCATION FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE MANAGED ALLOCATION FUND WAS 9/2/97.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED UNTIL JULY 1, 2003.

4 COMPOSITE INDEX: 48%, S&P 500 INDEX; 40%, LEHMAN BROTHERS AGGREGATE BOND INDEX; 12%, MORGAN STANLEY EAFE INDEX.


                          2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   17

TAX-EXEMPT BOND
              FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Tax-Exempt Bond Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PORTFOLIO PROFILE

> Invests almost all of its assets in investment-grade municipal securities that are exempt from regular federal income tax.

> Uses yield spread and credit analysis to identify and invest in undervalued market sectors and individual credit issues that exhibit the potential for superior returns.

> Can invest up to 20 percent of its assets in tax-exempt private activity bonds and lower-rated, higher-yielding securities.

PERFORMANCE IN 2000

The Tax-Exempt Bond Fund was launched on April 3, 2000. As of June 30, 2000, the fund had return of 1.25 percent, underperforming its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, by 0.35 percent.

We began the quarter with a defensively positioned portfolio, which performs better in declining or stable markets. High-coupon premium bonds were selected to avoid the unfavorable tax consequences of market discount bonds in a rising interest rate environment, and bonds with complex structure were chosen for their attractive spreads relative to other sectors in the market. Premium municipal bonds in particular hold their value much better in a rising interest rate environment than current coupon or discount bonds because of a unique tax feature of municipal bonds that affects the after-tax yield.

As interest rates rose and the Fed tightened, April and May proved to be challenging months for the municipal bond market in terms of both restricted new issuance and unfavorable yield curve movement. Consequently, the municipal market exhibited a disappointing total return performance for these months. Our strategy of a defensive portfolio allowed the fund to outperform its index in the first two months of the quarter.

The municipal market experienced a dramatic turnaround in June. The market rally was rooted in a combination of factors: a continued low new-issue supply colliding with a wave of cash from June and July coupon payments, maturities and redemptions, along with a jump in retail demand for tax-exempts amidst stock-market volatility. The demand for intermediate municipal bonds was among the more dramatic forces in the market during June.

The fund's underperformance in June can be largely attributable to the defensive nature of the portfolio. Its high-coupon premium bonds and bonds with a complex structure tend not to respond as quickly in market rallies. These bonds will underperform current coupon and discount bonds in a rally but are stable and usually perform well in declining or flat markets.


18  TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                            TAX-EXEMPT BOND Fund

$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                       Lehman 10 Year       Tax-Exempt
                    Municipal Bond Index    Bond Fund
                    --------------------    ---------
   Apr  3, 2000          $10,000            $10,000
   Apr 30, 2000            9,950              9,951
   May 31, 2000            9,891              9,903
   Jun 30, 2000           10,160             10,125

PERFORMANCE AT A GLANCE AS OF 6/30/00

                            TOTAL RETURN(1)       EXPENSE        NET ASSETS
                          SINCE INCEPTION(2)       RATIO         IN MILLIONS

TAX-EXEMPT BOND FUND             1.25%            0.30%(3)         $31.83

Lehman Brothers 10-Year
Municipal Bond Index             1.60               --                --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE TAX-EXEMPT BOND FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE TAX-EXEMPT BOND FUND WAS 4/3/00.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2003.

                           2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   19

HIGH-YIELD BOND
              FUND

INVESTMENT OBJECTIVE

The TIAA-CREF High-Yield Bond Fund seeks high current income, and when consistent with its primary objective, capital appreciation.

PORTFOLIO PROFILE

> Invests primarily in lower-rated, higher-yielding fixed-income debt securities, such as domestic and foreign corporate bonds, debentures, and notes, as well as convertible securities and preferred stocks.

> Under normal market conditions, the fund invests at least 80 percent of its assets in debt and other fixed-income securities rated lower than investment grade or other non-rated high-yielding securities.

> May invest up to 20 percent of its assets in other securities, including payment in kind or deferred interest obligations, defaulted securities, asset-backed securities, securities rated below B- or B3, and illiquid securities.

PERFORMANCE IN 2000

The High-Yield Bond Fund was launched on April 3, 2000. As of June 30, 2000, the fund had a return of 3.2 percent. Over this same period, its benchmark, the Merrill Lynch BB/B Cash Pay Index had a total return of 1.23 percent. The fund's return was 3.6 percent ahead of the competition as measured by the Lipper High-Yield Bond Fund Index.

During this period, the fund's management actively worked to develop a balanced, diversified portfolio of high-yield bonds. Using a rigorous credit screening process, we invested in companies with which we have had long familiarity as well as in new portfolio names that offered good relative value. We are building the portfolio on a name-by-name basis, and this process has resulted in the portfolio being significantly underweighted versus the benchmark in a number of industries. For example, we had very little exposure to the financial services, paper, aerospace, airline, and lodging industries, among others.

However, this same company-by-company analysis has resulted in significantly greater exposure versus the benchmark to other industries such as broadcasting, cable television, diversified media, hospitals, and gaming. Our strong performance during the period resulted for the most part from holding securities that are generally well regarded in the high-yield market during a period when gradually increasing market liquidity caused these securities to hold their value or appreciate more than the market as a whole. Holdings in Allied Waste Industries, HMH Properties, Avis Group, Lyondell Chemical Company, and Primedia Inc. were the top five contributors to the fund's performance during the period.


20   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                            HIGH-YIELD BOND Fund


$10,000 OVER LIFE OF FUND

                       Lipper       Merrill Lynch
                     High-Yield    BB/B Cash Pay    High-Yield
                       Index           Index        Bond Fund

   Apr  3, 2000      $10,000          $10,000       $10,000
   Apr 30, 2000        9,956           10,012        10,106
   May 31, 2000        9,779            9,926        10,106
   Jun 30, 2000        9,960           10,123        10,320

PERFORMANCE AT A GLANCE AS OF 6/30/00

                                     TOTAL RETURN(1)   EXPENSE    NET ASSETS
                                   SINCE INCEPTION(2)   RATIO     IN MILLIONS

HIGH-YIELD BOND FUND                      3.20%        0.34%(3)     $58.57

Merrill Lynch BB/B Cash Pay Index         1.23           --            --

Lipper High-Yield Bond Fund Index        -0.40           --            --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE HIGH-YIELD BOND FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE HIGH-YIELD BOND FUND WAS 4/3/00.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2003.


                           2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   21

SHORT-TERM BOND
              FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Short-Term Bond Fund seeks high current income consistent with preservation of capital.

PORTFOLIO PROFILE

> Invests primarily in a broad range of debt securities comprising the Lehman Brothers Mutual Fund Short (1-5 year) Government/Credit Index, primarily U.S. Treasury and Agency securities, and corporate bonds with maturities from 1-5 years.

> May also invest in foreign corporate bonds, debentures and notes, mortgage-backed securities, asset-backed securities, convertible securities, and preferred stocks.

> Seeks to maintain an average duration (changes in the portfolio's value in response to changes in interest rates) close to or equal to that of its benchmark.

PERFORMANCE IN 2000

The Short-Term Bond Fund was launched April 3, 2000. As of June 30, 2000, the fund had a return of 1.71 percent, underperforming its benchmark, the Lehman Brothers Mutual Short (1-5 year) Government/Credit Index, by .02 percent. The fund was 0.22 percent ahead of the competition as measured by the Lipper Short Investment Grade Fund Index.

The fund was established with overweight positions in the spread sectors (corporate, agency, and asset-backed securities) versus the benchmark. (The spread is the difference between the yield of a bond and a Treasury security of similar duration.) During the quarter, we made some changes to the fund's composition. We replaced short-term U.S. Treasury securities with other securities from the spread sector in the 1-3 year portion of the fund. Approximately 60 percent of the fund's assets were invested in spread product versus 49 percent for the benchmark. Spreads on short-term securities widened modestly in the second quarter; however, the income returns generated by securities offset this widening.


22   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                            SHORT-TERM BOND Fund


$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                                              Lehman Brothers
                          Lipper             Mutual Funds Short
                   Short-term Investment   (1-5 year Government/    Short-term
                        Grade Index             Credit Index         Bond Fund

   Apr 3, 2000           $10,000                  $10,000            $10,000
   Apr 30, 2000           10,002                   10,004             10,002
   May 31, 2000           10,037                   10,034             10,026
   Jun 30, 2000           10,148                   10,173             10,171

PERFORMANCE AT A GLANCE AS OF 6/30/00

                                   TOTAL RETURN(1)      EXPENSE      NET ASSETS
                                 SINCE INCEPTION(2)      RATIO       IN MILLIONS

SHORT-TERM BOND FUND                    1.71%           0.30%(3)       $29.53

Lehman Brothers Mutual Fund Short
(1-5 yr) Gov/Credit Index               1.73              --              --

Lipper Short-Term
Investment Grade Index                  1.49              --              --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE SHORT-TERM BOND FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE SHORT-TERM BOND FUND WAS 4/3/00.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2003.

                           2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   23

SOCIAL CHOICE EQUITY
                   FUND


INVESTMENT OBJECTIVE

The TIAA-CREF Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

> Invests primarily in a diversified set of common stocks. The fund attempts to track the return of the U.S. stock market as represented by the S&P 500 Index.

> The fund does not currently invest in companies that: fail to adhere to sound environmental policies and practices; have significant involvement in weapons manufacturing; operate in Northern Ireland without adopting the MacBride Principles of complying with the Fair Employment (Northern Ireland) Act of 1989; produce and market alcoholic beverages or tobacco products; produce nuclear energy; or have a significant portion of their business in gaming or gambling operations.

PERFORMANCE IN 2000

The Social Choice Equity Fund was launched on April 3, 2000. As of June 30, 2000, the fund had a return of -1.69 percent, outperforming its benchmark, the S&P 500 Index, by 0.97 percent. The fund was 0.82 percent ahead of the competition as measured by the Lipper Growth & Income Fund Index.

At the end of April 2000, the Committees on Corporate Governance and Social Responsibility voted in favor of a formal gambling screen. The fund will not invest in companies that have a significant involvement in gaming or gambling operations.

Because the Social Choice Equity Fund uses investment screens, not all of the stocks in the S&P 500 are represented in the fund.

The performance of the fund benefited by being slightly underweight compared to the S&P 500 Index in the technology sector, most notably by not owning Motorola, which had a -39 percent return in the benchmark for the quarter. Although the portfolio had an underexposure to the energy sector, it benefited by its overweight positions in oil services companies. The fund's overexposure to health care stocks such as Johnson & Johnson positively contributed to performance, despite not owning Warner-Lambert, which had a return of 30 percent this quarter and completed its merger with Pfizer. The fund's overweight positions in interest-rate sensitive stocks, namely the financial services and utility sectors, offset the effects of our underweight positions in producer durables to which General Electric, the largest stock in the S&P 500, belongs but is not held by the fund.


24   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                       SOCIAL CHOICE EQUITY Fund

TEN LARGEST HOLDINGS AS OF 6/30/00

                                             % OF NET
COMPANY                                       ASSETS    MARKET VALUE

Intel Corp                                     3.91%     $1,229,925
----------------------------------------------------------------------
Cisco Systems, Inc                             3.62       1,137,768
----------------------------------------------------------------------
Microsoft Corp                                 3.46       1,088,000
----------------------------------------------------------------------
Wal-Mart Stores, Inc                           2.21         693,574
----------------------------------------------------------------------
Citigroup, Inc                                 2.00         628,528
----------------------------------------------------------------------
Oracle Corp                                    1.95         613,656
----------------------------------------------------------------------
American International Group, Inc              1.93         606,182
----------------------------------------------------------------------
Merck & Co, Inc                                1.83         573,691
----------------------------------------------------------------------
International Business Machines Corp           1.82         572,025
----------------------------------------------------------------------
Lucent Technologies, Inc                       1.70         535,620
----------------------------------------------------------------------


$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                   Lipper
                  Growth &
                Income Fund                     Social Choice
                    Index       S&P 500 Index    Equity Fund

Apr 3, 2000        $10,000         $10,000        $10,000
Apr 30, 2000         9,822           9,699          9,719
May 31, 2000         9,786           9,500          9,578
Jun 30, 2000         9,748           9,734          9,831

PERFORMANCE AT A GLANCE AS OF 6/30/00

                                      TOTAL RETURN(1)   EXPENSE      NET ASSETS
                                    SINCE INCEPTION(2)   RATIO       IN MILLIONS

SOCIAL CHOICE EQUITY FUND                -1.69%         0.27%(3)       $31.42

S&P 500 Index                            -2.66             --            --

Lipper Growth & Income Fund Index        -2.51             --            --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE SOCIAL CHOICE EQUITY FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE SOCIAL CHOICE EQUITY FUND WAS 4/3/00.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2003.

                           2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   25

EQUITY INDEX
           FUND


INVESTMENT OBJECTIVE

   The TIAA-CREF Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R), a broad market index.

PORTFOLIO PROFILE

>  Benchmarked to the Russell 3000(R)Index.

> Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3,000 stocks in the index.

PERFORMANCE IN 2000

The Equity Index Fund was launched on April 3, 2000. As of June 30, 2000, the fund had a return of -3.26 percent, outperforming its benchmark, the Russell 3000(R)a Growth Index, by 0.20 percent.

The second quarter of 2000 was initially characterized by a continued shift away from what had been the top performing growth/momentum stocks. In the first couple months of the year, growth stocks substantially outperformed value stocks by any measure. By March, however, a reversal was under way, and value stocks outperformed growth stocks in both April and May. In June, growth stocks roared again. In all cases, the deviation between these two groups of stocks was as high as it had ever been.

The relative performance of index portfolios, which basically aim to match the market, is generally not affected by the relative performance of these different groups of stocks. However, with such extreme variation in performance between groups of stocks, even slight deviations can have some impact on performance.


26   TIAA-CREF Mutual Funds   2000 SEMI-ANNUAL REPORT

                                                               EQUITY INDEX Fund

TEN LARGEST HOLDINGS AS OF 6/30/00


                                       % OF NET
COMPANY                                 ASSETS      MARKET VALUE

General Electric Co                      3.83%       $2,259,496
------------------------------------------------------------------
Intel Corp                               3.26         1,922,827
------------------------------------------------------------------
Cisco Systems, Inc                       3.22         1,898,230
------------------------------------------------------------------
Microsoft Corp                           2.26         1,331,040
------------------------------------------------------------------
Pfizer, Inc                              2.21         1,302,852
------------------------------------------------------------------
Exxon Mobil Corp                         1.99         1,172,319
------------------------------------------------------------------
Citigroup, Inc                           1.48           874,649
------------------------------------------------------------------
International Business Machines Corp     1.41           831,469
------------------------------------------------------------------
Lucent Technologies, Inc                 1.40           823,693
------------------------------------------------------------------
Oracle Corp                              1.34           791,196
------------------------------------------------------------------


$10,000 OVER LIFE OF FUND

[The following table represents a chart in the printed material]

                       Russell 3000 Index      Equity Index Fund
Apr  3, 2000                $10,000                $10,000
Apr 30, 2000                  9,648                  9,655
May 31, 2000                  9,377                  9,396
Jun 30, 2000                  9,654                  9,674

PERFORMANCE AT A GLANCE AS OF 6/30/00

                        TOTAL RETURN(1)       EXPENSE    NET ASSETS
                      SINCE INCEPTION(2)       RATIO     IN MILLIONS

EQUITY INDEX FUND           -3.26%           0.26%(3)      $58.97

Russell 3000(R)Index        -3.46              --            --

1 PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE EQUITY INDEX FUND. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

2  INCEPTION DATE OF THE EQUITY INDEX FUND WAS 4/3/00.

3 THIS ANNUAL RATE REFLECTS A WAIVER OF A PORTION OF THE FUND'S MANAGEMENT FEE. THE WAIVER IS CONTRACTUAL AND IS GUARANTEED THROUGH AT LEAST JULY 1, 2003.


                          2000 SEMI-ANNUAL REPORT   TIAA-CREF Mutual Funds   27

TIAA-CREF MUTUAL FUNDS   STATEMENT OF INVESTMENTS (Unaudited)  MONEY MARKET FUND
                                  JUNE 30, 2000


--------------------------------------------------------------------------------
  PRINCIPAL                                            VALUE
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS -- 100.32%
BANK NOTES -- 0.40%
            HUNTINGTON NATIONAL BANK
$2,000,000    5.660%, 07/06/00                     $ 1,999,509
                                                   -----------

COMMERCIAL PAPER -- 89.21%
            ABN AMRO NORTH AMERICA
              FINANCE, INC
 7,450,000    5.960%, 08/07/00                       7,404,365
            AMERICAN EXPRESS CREDIT CORP
10,464,000    6.780%, 07/07/00                      10,452,175
 5,460,000    6.500%, 07/10/00                       5,451,127
            AMERICAN HONDA FINANCE CORP
 1,414,000    6.600%, 08/10/00                       1,403,630
11,400,000    6.620%, 08/10/00                      11,316,146
            AMERICAN TELEPHONE & TELEGRAPH CO
18,000,000    6.500%, 07/20/00                      17,938,250
            ASSET SECURITIZATION
              COOP CORP
18,000,000  c 6.650%, 08/23/00                      17,823,775
            BARCLAYS U.S. FUNDING CORP
18,000,000    6.520%, 07/07/00                      17,980,440
            BELL ATLANTIC FINANCIAL SERVICES, INC
11,000,000    6.470%, 07/10/00                      10,982,193
            BELL ATLANTIC NETWORK FUNDING CORP
 4,150,000    6.540%, 07/24/00                       4,132,659
13,500,000    6.570%, 08/16/00                      13,386,667
            BETA FINANCE, INC
14,500,000  c 6.670%, 08/29/00                      14,341,494
            BMW U.S. CAPITAL CORP
 2,450,000    6.530%, 08/03/00                       2,435,334
10,000,000    6.550%, 09/12/00                       9,867,180
            CAMPBELL SOUP CO
10,000,000    6.180%, 10/11/00                       9,825,826
            CATERPILLAR FINANCIAL SERVICES CORP
10,300,000  c 5.970%, 07/18/00                      10,270,963
            CIESCO LP
 7,650,000    6.550%, 07/20/00                       7,623,554
10,000,000    6.530%, 07/21/00                       9,963,722
            COCA COLA CO
 5,000,000    6.550%, 09/01/00                       4,943,597
            CORPORATE ASSET FUNDING CORP, INC
14,000,000  c 6.620%, 08/03/00                      13,915,043
            DELAWARE FUNDING CORP
 7,474,000  c 6.570%, 07/18/00                       7,450,811
10,000,000  c 6.580%, 07/18/00                       9,968,927
            DUPONT (E.I.) DE NEMOURS & CO
$16,000,000   6.500%, 07/21/00                      15,942,222
 1,700,000    6.730%, 12/18/00                       1,645,972
            EASTMAN KODAK CO
 5,000,000    6.570%, 08/08/00                       4,965,325
 9,800,000    6.540%, 09/05/00                       9,682,497
            ENTERPRISE FUNDING CORP
10,000,000  c 6.670%, 07/31/00                       9,944,416
            FORTUNE BRANDS, INC
15,100,000    6.610%, 10/02/00                      14,842,154
            GENERAL ELECTRIC CAPITAL CORP
18,000,000    6.610%, 10/12/00                      17,659,585
            GENERAL MILLS
 9,000,000    6.540%, 09/05/00                       8,892,090
            GOLDMAN SACHS GROUP LP
 6,150,000    6.580%, 08/09/00                       6,106,160
 2,160,000    6.600%, 09/11/00                       2,131,488
            HD REAL ESTATE FUNDING CORP
10,000,000  c 6.750%, 11/06/00                       9,760,000
            KELLOGG CO
 3,500,000    6.500%, 07/11/00                       3,493,680
            KIMBERLY-CLARK CORP
 7,000,000  c 6.570%, 08/25/00                       6,929,737
            MORGAN STANLEY DEAN WITTER
 1,555,000    6.550%, 08/23/00                       1,540,005
            MOTIVA ENTERPRISES LLC
 1,800,000    6.530%, 07/24/00                       1,792,490
            MOTOROLA CREDIT CORP
 9,000,000    6.120%, 07/24/00                       8,964,810
            MOTOROLA, INC
 9,000,000    6.100%, 07/07/00                       8,990,850
            NATIONAL RURAL UTILITIES
              COOP FINANCE
 1,577,000    6.110%, 07/18/00                       1,572,449
10,000,000  c 6.120%, 07/19/00                       9,969,400
            PACCAR FINANCIAL CORP
 7,800,000    6.630%, 08/31/00                       7,712,373
 9,800,000    6.550%, 09/13/00                       9,668,053
            PARK AVENUE RECEIVABLES CORP
 6,330,000  c 6.750%, 07/13/00                       6,315,757
 6,300,000  c 6.600%, 07/24/00                       6,273,435
            SBC COMMUNICATIONS, INC
 4,100,000  c 6.080%, 07/10/00                       4,093,767
10,500,000  c 6.560%, 08/23/00                      10,398,593
 3,200,000  c 6.640%, 09/01/00                       3,163,406

28  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         MONEY MARKET FUND


--------------------------------------------------------------------------------
  PRINCIPAL                                    VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- (CONTINUED)

            SCHERING CORP
$14,000,000   6.700%, 11/14/00            $ 13,645,644
            SOUTHERN CALIFORNIA EDISON CO
 10,000,000   6.140%, 08/02/00               9,945,422
            STANLEY WORKS
  8,355,000   6.450%, 07/05/00               8,349,012
            WAL-MART STORES, INC
  3,150,000 c 6.570%, 08/28/00               3,116,657
                                          ------------
                                           446,385,327
                                          ------------
MEDIUM TERM BONDS -- 1.15%
            FORD MOTOR CREDIT CO
    455,000   6.375%, 10/06/00                 454,984
    806,000   6.250%, 11/08/00                 805,496
            IBM CREDIT CORP
  2,000,000   5.860%, 09/01/00               1,999,489
            NATIONAL RURAL UTILITIES
              COOP FINANCE
  2,500,000   5.810%, 07/13/00               2,500,682
                                          ------------
                                             5,760,651
                                          ------------
U.S. GOVERNMENT AND AGENCY-- 0.17%
            FEDERAL HOME LOAN MORTGAGE CORP
              (FHLMC)
    840,000   6.350%, 07/05/00                 839,407
                                          ------------
VARIABLE RATE NOTES -- 9.39%
            CIT GROUP HOLDINGS, INC
 10,000,000   6.676%, 07/16/01               9,992,031
            FLEET FINANCIAL GROUP, INC
 10,000,000   6.707%, 03/13/01               9,993,602
            FORD MOTOR CREDIT CO
  8,000,000   6.728%, 08/18/00               8,000,178
            KEY BANK
  4,000,000   6.700%, 07/14/00               3,998,825
            NATIONAL CITY CORP
 15,000,000   6.330%, 04/23/01              15,006,981
                                          ------------
                                            46,991,617
                                          ------------
            TOTAL SHORT TERM INVESTMENTS
              (COST $501,976,511)          501,976,511
                                          ------------
            TOTAL PORTFOLIO-- 100.32%
              (COST $501,976,511)          501,976,511
            OTHER ASSETS & LIABILITIES,
              NET-- (0.32%)                 (1,610,678)
                                          ------------
            NET ASSETS-- 100.00%          $500,365,833
                                          ============

------------
c  COMMERCIAL PAPER ISSUED UNDER THE PRIVATE PLACEMENT EXEMPTION UNDER
   SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.


TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS (Unaudited)    BOND PLUS FUND
                                  JUNE 30, 2000


--------------------------------------------------------------------------------
  PRINCIPAL                           RATINGS+       VALUE
--------------------------------------------------------------------------------

BONDS -- 98.52%

CORPORATE BONDS -- 30.44%

ASSET BACKED -- 4.63%
            GE CAPITAL MORTGAGE
              SERVICES, INC SERIES
              1999-HE1 (CLASS A3)
$1,500,000    6.035%, 06/25/20          AAA    $ 1,462,785
            GREEN TREE HOME EQUITY
              LOAN TRUST SERIES
              1998-C (CLASS A3)
 1,000,000    6.180%, 07/15/29          AAA        995,140
            HOUSEHOLD AUTOMOTIVE
              TRUST SERIES 2000-2
              (CLASS A3)
 2,000,000    7.340%, 11/17/04          AAA      2,011,400
            NEWCOURT EQUIPMENT
              TRUST SECURITIES SERIES
              1999-1 (CLASS A4)
 2,750,000    7.180%, 10/20/05          AAA      2,746,342
            RESIDENTIAL ASSET
              SECURITIES CORP SERIES
              1999-KS3 (CLASS AI3)
 2,500,000    7.180%, 01/25/25          AAA      2,472,675

 + AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 29

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND

--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+      VALUE
--------------------------------------------------------------------------------

ASSET BACKED -- (CONTINUED)
            VANDERBILT MORTGAGE
            FINANCE SERIES 1999-D
            (CLASS IA2)
$1,000,000    6.815%, 08/07/12      AAA    $   981,020
                                           -----------
            TOTAL ASSET BACKED              10,669,362
                                           -----------
ENERGY -- 0.85%

OIL, GAS AND OTHER ENERGY
  SERVICES -- 0.85%
            AMERADA HESS CORP
 1,000,000    7.875%, 10/01/29      BAA1       977,810
            CHEVRON CORP
 1,000,000    6.625%, 10/01/04      AA2        982,420
                                           -----------
            TOTAL ENERGY                     1,960,230
                                           -----------
FINANCE -- 7.91%

BANKS, SAVINGS AND LOANS -- 0.75%
            FLEET NATIONAL BANK
              (SUB NOTE)
 2,000,000    5.750%, 01/15/09      A2       1,728,440
                                           -----------
CREDIT AND OTHER FINANCE-- 5.06%
            ARISTAR, INC (SR NOTE)
 2,000,000    7.250%, 06/15/06      A3       1,919,020
            FORD MOTOR CREDIT
              CO NOTE
 1,000,000    7.500%, 03/15/05      A1         995,050
            GENERAL ELECTRIC
              CAPITAL CORP
              (MEDIUM TERM NOTE)
 1,000,000    7.000%, 03/01/02      AAA        997,660
 2,000,000    7.375%, 01/19/10      AAA      2,024,120
            GENERAL MOTORS
              ACCEPTANCE CORP
              (MEDIUM TERM NOTE)
 2,000,000    5.480%, 12/16/02      A2       1,909,640
            HOUSEHOLD FINANCE CO
 2,000,000    5.875%, 09/25/04      A2       1,865,280
            NORWEST FINANCIAL, INC
 2,000,000    6.700%, 09/22/04      AA3      1,938,700
                                           -----------
                                            11,649,470
                                           -----------
SECURITIES AND COMMODITIES -- 2.10%
            MORGAN STANLEY
              DEAN WITTER, INC
              (SR UNSUBORDINATE)
 1,000,000    7.125%, 01/15/03      AA3        993,590
$1,000,000    5.625%, 01/20/04      AA3        943,020
            SALOMON SMITH BARNEY
              HOLDINGS
 3,000,000    6.250%, 05/15/03      AA3      2,901,570
                                           -----------
                                             4,838,180
                                           -----------
            TOTAL FINANCE                   18,216,090
                                           -----------
FOODS AND RELATED -- 1.73%

BEVERAGES, OTHER FOOD
  PRODUCTS -- 1.73%
            DIAGEO CAPITAL PLC
 2,000,000    7.250%, 11/01/09      A1       2,005,120
            SAFEWAY, INC NOTE
 2,000,000    7.250%, 09/15/04      BAA2     1,967,320
                                           -----------
            TOTAL FOODS AND RELATED          3,972,440
                                           -----------
HEALTH -- 0.42%

DRUGS AND PHARMACEUTICALS -- 0.42%
            JOHNSON & JOHNSON CO
 1,000,000    6.950%, 09/01/29      AAA        957,620
                                           -----------
            TOTAL HEALTH                       957,620
                                           -----------
INDUSTRIAL MACHINERY -- 1.30%

ELECTRICAL -- 0.45%
            EMERSON ELECTRIC
 1,000,000    7.875%, 06/01/05      AA1      1,028,020
                                           -----------
OTHER INDUSTRIAL EQUIPMENT -- 0.85%
            CATERPILLAR FINANCIAL
              SERVICES
 2,000,000    5.470%, 09/12/01      A2       1,957,140
                                           -----------
            TOTAL INDUSTRIAL MACHINERY       2,985,160
                                           -----------
MEDIA AND LEISURE -- 2.81%

BROADCASTING -- 1.75%
            CABLEVISION HOLDINGS
 1,000,000    8.125%, 07/15/09      BA1        965,000
            TIME WARNER, INC
              (PASS-THRU CERT)
 2,000,000  g 6.100%, 12/30/01      BAA3     1,961,820
            TIME WARNER, INC DEB
 1,000,000    9.125%, 01/15/13      BAA3     1,095,900
                                           -----------
                                             4,022,720
                                           -----------

 + AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

30  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND

--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
--------------------------------------------------------------------------------

PUBLISHING -- 1.06%
            NEWS AMERICA HOLDINGS
              DEB
$1,000,000    8.250%, 08/10/18      BAA3    $  963,440
            TIMES MIRROR
 1,500,000    6.650%, 10/15/01      A2       1,489,185
                                            ----------
                                             2,452,625
                                            ----------
            TOTAL MEDIA AND LEISURE          6,475,345
                                            ----------

OTHER MORTGAGE BACKED SECURITIES
  -- 1.48%
            CHASE MANHATTAN BANK--
              FIRST UNION NATIONAL
              SERIES 1999-1 (CLASS A1)
   954,322    7.134%, 07/15/07      AAA        946,100
            COMMERCIAL MORTGAGE
              ASSET TRUST SERIES
              1999-C1 (CLASS A3)
 1,000,000    6.640%, 09/17/10      AAA        943,256
            DLJ COMMERCIAL
              MORTGAGE SERIES
              2000-CF1 (CLASS A1B)
 1,500,000    7.620%, 05/10/10      AAA      1,507,260
                                            ----------
            TOTAL MORTGAGE BACKED
              SECURITIES                     3,396,616
                                            ----------

RETAIL AND WHOLESALE -- 0.87%

GENERAL MERCHANDISE STORES-- 0.87%
            WAL-MART STORES, Inc
              (SR NOTE)
 1,000,000    6.875%, 08/10/09      AA2        976,870
 1,000,000    7.550%, 02/15/30      AA2      1,023,630
                                            ----------
            TOTAL RETAIL AND WHOLESALE       2,000,500
                                            ----------

TECHNOLOGY -- 1.47%

COMPUTERS AND OFFICE EQUIPMENT--
  1.47%
            COMDISCO, INC
 2,000,000    5.950%, 04/30/02      BAA1     1,898,420
            HEWLETT-PACKARD CO
 1,500,000    7.150%, 06/15/05      AA2      1,502,745
                                            ----------
            TOTAL TECHNOLOGY                 3,401,165
                                            ----------

TRANSPORTATION -- 1.42%

AEROSPACE AND DEFENSE -- 0.43%
            LOCKHEED MARTIN CORP
 1,000,000    6.850%, 05/15/01      BAA1       995,040
                                            ----------

AUTOS, TIRES AND RELATED
  PRODUCTS -- 0.41%
            FORD MOTOR CO NOTE
 1,000,000    7.450%, 07/16/31      A1         945,730
                                            ----------

RAILROADS -- 0.58%
            CSX CORP
 1,400,000    7.900%, 05/01/17      BAA2     1,329,804
                                            ----------
            TOTAL TRANSPORTATION             3,270,574
                                            ----------

UTILITIES -- 5.55%

TELEPHONE -- 3.69%
            BELLSOUTH
              TELECOMMUNICATION
              NOTE
 2,000,000    6.500%, 06/15/05      AAA      1,927,760
            DEUTSCHE TELEKOM
              INTERNATIONAL
 1,000,000    8.250%, 06/15/30      AA2      1,007,300
            SPRINT CAPITAL CORP
              (GUARANTEE NOTE)
 1,500,000    7.625%, 06/10/02      BAA1     1,498,935
 1,250,000    6.900%, 05/01/19      BAA1     1,111,450
            U.S. WEST CAPITAL CORP
 2,000,000    6.875%, 08/15/01      BAA1     1,989,560
            VODAFONE AIRTOUCH PLC
 1,000,000    7.750%, 02/15/10      A2         975,460
                                            ----------
                                             8,510,465
                                            ----------

ELECTRIC, GAS AND OTHER -- 1.86%
            CENTRAL POWER & LIGHT
 2,500,000    6.625%, 07/01/05      A3       2,394,275
            GEORGIA POWER CO
              (SR NOTE)
 1,000,000    5.500%, 12/01/05      A2         911,766
            WILLIAMS COS, INC
 1,000,000    6.200%, 08/01/02      BAA2       973,080
                                            ----------
                                             4,279,121
                                            ----------
            TOTAL UTILITIES                 12,789,586
                                            ----------
            TOTAL CORPORATE BONDS
              (COST $71,177,497)            70,094,688
                                            ----------

GOVERNMENT BONDS -- 68.08%

AGENCY SECURITIES -- 10.19%
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
 5,300,000    5.000%, 01/15/04               4,964,616
 3,500,000    7.375%, 05/15/03               3,533,495

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 31

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND

--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
--------------------------------------------------------------------------------

AGENCY SECURITIES -- (CONTINUED)
            FEDERAL NATIONAL
              MORTGAGE ASSOCIATION (FNMA)
$1,500,000    6.375%, 01/16/02      AAA    $ 1,486,635
 5,000,000    5.250%, 01/15/03      AAA      4,800,000
 3,700,000    7.125%, 02/15/05      AAA      3,715,022
 4,850,000    7.250%, 05/15/30      AAA      4,966,303
                                           -----------
                                            23,466,071
                                           -----------
FOREIGN GOVERNMENT BONDS -- 1.72%
            CANADA GOVERNMENT
 1,000,000    6.750%, 08/28/06      AA2        979,880
            MEXICAN UNITED STATES
              NOTE
   500,000    9.875%, 02/01/10      BA1        522,500
            QUEBEC PROVINCE CANADA
 1,500,000    7.000%, 01/30/07      A2       1,470,780
 1,000,000    7.500%, 09/15/29      A2         982,410
                                           -----------
                                             3,955,570
                                           -----------
MORTGAGE BACKED SECURITIES -- 39.61%
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
   972,728    7.000%, 09/01/10                 959,790
            FEDERAL HOME LOAN
              MORTGAGE CORP GOLD
              (FGLMC)
 3,000,000  h 7.000%, 07/25/15               2,945,160
 6,745,311    6.500%, 01/01/29               6,374,993
11,629,135    6.500%, 09/01/29              10,990,695
   850,000  h 6.500%, 07/25/30                 802,255
 7,250,000  h 7.000%, 07/25/30               7,005,892
 6,750,000  h 7.500%, 07/25/30               6,660,900
10,050,000  h 8.000%, 07/25/30              10,106,581
 6,750,000  h 8.500%, 07/25/30               6,888,172
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
 1,351,545    6.000%, 12/01/08               1,299,848
   906,531    6.000%, 12/01/13                 858,774
 4,289,357    6.500%, 12/01/13               4,143,089
 2,000,000  h 6.500%, 07/25/15               1,927,960
 1,239,579    8.000%, 03/01/23               1,252,099
   392,015    9.000%, 11/01/25                 403,732
   430,956    9.000%, 10/01/26                 443,703
   227,776    6.000%, 10/01/28                 208,508
 3,295,920    6.000%, 01/01/29               3,017,118
   686,101    7.500%, 01/01/29                 677,956
$ 1,892,643   6.000%, 05/01/29               1,732,544
11,750,000  h 7.000%, 07/25/30              11,344,272
 4,000,000  h 7.500%, 07/25/30               3,943,120
 3,250,000  h 8.000%, 07/25/30               3,263,715
 1,000,000  h 8.500%, 07/25/30               1,018,590
            GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION
              (GNMA)
   421,701    6.500%, 09/15/23                 402,796
 1,312,883    7.500%, 11/15/23               1,308,012
   561,993    7.500%, 08/15/28                 558,857
   704,634    6.500%, 12/15/28                 669,085
                                           -----------
                                            91,208,216
                                           -----------
OTHER MORTGAGE BACKED
SECURITIES -- 0.82%
            FANNIE MAE WHOLE LOAN
             --Series 1999-WS (Class A3) (FNW)
 2,000,000    5.925%, 02/25/29               1,898,120
                                           -----------
U.S. TREASURY SECURITIES-- 15.74%
            U.S. TREASURY BOND
 1,000,000    8.750%, 05/15/17               1,259,530
 6,000,000    8.875%, 08/15/17               7,648,140
14,130,000  d 8.875%, 02/15/19              18,185,733
   700,000    6.125%, 08/15/29                 707,000
            U.S. TREASURY NOTE
 1,250,000    5.875%, 11/30/01               1,239,837
   500,000    6.250%, 01/31/02                 498,280
 2,500,000    5.500%, 02/28/03               2,446,100
 1,000,000    6.750%, 05/15/05               1,023,280
   450,000    6.500%, 02/15/10                 465,388
            U.S. TREASURY STRIP
 5,000,000    0.000%, 11/15/09               2,760,104
                                           -----------
                                            36,233,392
                                           -----------
            TOTAL GOVERNMENT BONDS
              (COST $157,182,054)          156,761,369
                                           -----------
            TOTAL BONDS                    226,856,057
              (COST $228,359,551)

SHORT TERM INVESTMENTS -- 23.99%

COMMERCIAL PAPER -- 2.17%
            FEDEX CORP
 5,000,000  c,d 7.150%, 07/07/00             4,994,041
                                           -----------
U.S. GOVERNMENT AND AGENCIES-- 21.82%
            FEDERAL HOME LOAN BANK (FHLB)
10,000,000  d 6.380%, 07/07/00               9,989,366
 4,000,000  d 6.470%, 07/26/00               3,982,027


+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

32 2000 SEMI-ANNUAL REPORT                     SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                            BOND PLUS FUND

--------------------------------------------------------------------------------
  PRINCIPAL                                   VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCIES--(CONTINUED)
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
$ 2,274,000 d 6.570%, 07/03/00            $  2,273,165
  3,055,000   6.370%, 07/05/00               3,052,837
 18,000,000 d 6.400%, 07/18/00              17,945,600
            FEDERAL NATIONAL
              MORTGAGE ASSOCIATION (FNMA)
  6,000,000 d 6.020%, 07/06/00               5,994,983
  7,000,000 d 6.025%, 07/06/00               6,994,146
                                          ------------
                                            50,232,124
                                          ------------
            TOTAL SHORT TERM INVESTMENTS
              (COST $55,226,165)            55,226,165
                                          ------------
            TOTAL PORTFOLIO--122.51%
              (COST $283,585,716)          282,082,222
            OTHER ASSETS & LIABILITIES,
              NET--(22.51%)                (51,828,067)
                                          ------------
            NET ASSETS--100.00%           $230,254,155
                                          ============

-----------
c COMMERCIAL PAPER ISSUED UNDER THE PRIVATE PLACEMENT EXEMPTION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

d ALL OR A PORTION OF THESE SECURITIES HAVE BEEN SEGREGATED BY THE CUSTODIAN TO COVER SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS.

g SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933 AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2000, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,961,820 OR 0.85% OF NET ASSETS.

h  THESE SECURITIES WERE PURCHASED ON A DELAYED DELIVERY BASIS.


-----------
OTHER INFORMATION
   THE COMPOSITION OF LONG-TERM DEBT HOLDINGS AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN DEBT SECURITIES, IS AS FOLLOWS:
                                 MOODY'S RATINGS
                          AAA, AA, A            31.20%
                          BAA                   7.39%
                          BA                    0.65%
   U.S. GOVERNMENT OBLIGATIONS REPRESENT 60.76% OF THE LONG-TERM DEBT PORTFOLIO VALUE AND ARE NOT REFLECTED IN THE ABOVE RATINGS.










SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 33

TIAA-CREF MUTUAL FUNDS       STATEMENT OF INVESTMENTS       GROWTH & INCOME FUND
                                   (Unaudited)
                                  June 30, 2000

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.00%

BASIC INDUSTRIES -- 0.00%

CHEMICALS AND PLASTIC -- 0.00%
       237    SEALED AIR CORP (CLASS A)       $ 11,998
                                           -----------
              TOTAL BASIC INDUSTRIES            11,998
                                           -----------
TOTAL PREFERRED STOCK
(COST $10,769)                                  11,998
                                           -----------
COMMON STOCK -- 99.40%

BASIC INDUSTRIES -- 4.13%

CHEMICALS AND PLASTIC -- 2.82%
     6,200    AIR PRODUCTS & CHEMICALS, INC    191,037
     1,500    ALBERTO CULVER CO (CLASS B)       45,843
    43,309    AVON PRODUCTS, INC             1,927,250
     6,300    CLOROX CO                        282,318
    62,203    COLGATE PALMOLIVE CO           3,724,404
    64,495    DOW CHEMICAL CO                1,946,942
    79,854    DU PONT (E.I.) DE NEMOURS & CO 3,493,612
     2,100    EASTMAN CHEMICAL CO              100,275
     3,900    ECOLAB, INC                      152,343
     1,100  * FMC CORP                          63,800
     2,000  * GRACE W.R. & CO                   24,250
     2,200    GREAT LAKES CHEMICAL CORP         69,300
     3,600    HERCULES, INC                     50,625
     8,292    ILLINOIS TOOL WORKS, INC         472,644
     2,800    INTERNATIONAL FLAVORS &
               FRAGRANCES, INC                  84,525
     6,700  * PACTIV CORP                       52,762
    19,150    PERLOS OYJ                       607,616
    35,070    PHARMACIA CORP                 1,812,680
     4,600    PRAXAIR, INC                     172,212
    41,331    PROCTER & GAMBLE CO            2,366,199
     5,921    ROHM & HAAS CO                   204,274
     2,268  * SEALED AIR CORP                  118,786
     2,400    TUPPERWARE CORP                   52,800
     3,600    UNION CARBIDE CORP               178,200
                                           -----------
                                            18,194,697
                                           -----------
STEEL AND OTHER METALS -- 0.32%
     6,000    ALCAN ALUMINIUM CO LTD (U.S.)    186,000
    23,868    ALCOA, INC                       692,172
     2,200    ALLEGHENY TECHNOLOGIES, INC       39,600
       700    BALL CORP                         22,531
    10,800    BARRICK GOLD CORP (U.S.)         196,425
     3,800  * BETHLEHEM STEEL CORP              13,537
     2,550    CRANE CO                          61,996
     4,700    CROWN CORK & SEAL CO, INC         70,500
     4,300    ENGELHARD CORP                    73,368
     4,300  * FREEPORT-MCMORAN COPPER &
               GOLD, INC (CLASS B)              39,775
     6,000    HOMESTAKE MINING CO               41,250
     6,300  * INCO LTD CO (U.S.)                96,862
     4,300    NEWMONT MINING CORP               92,987
     2,200    NUCOR CORP                        73,012
     2,950    PARKER-HANNIFIN CORP             101,037
     2,096    PHELPS DODGE CORP                 77,945
    11,200    PLACER DOME, INC (U.S.)          107,100
     2,300    USX-US STEEL GROUP, INC           42,693
     2,400    WORTHINGTON INDUSTRIES, INC       25,200
                                           -----------
                                             2,053,990
                                           -----------
PAPER AND FOREST PRODUCTS -- 0.99%
     3,000    AVERY DENNISON CORP              201,375
     1,400    BEMIS, INC                        47,075
     1,800    BOISE CASCADE CORP                46,575
    74,124    FORT JAMES CORP                1,714,117
     4,900    GEORGIA-PACIFIC CORP
               (PACKING GROUP)                 128,625
    13,310    INTERNATIONAL PAPER CO           396,804
    15,300    KIMBERLY-CLARK CORP              877,837
     1,700    LOUISIANA PACIFIC CORP            18,487
     2,700    MEAD CORP                         68,175
       200    POTLATCH CORP                      6,625
   103,782  * SMURFIT-STONE CONTAINER CORP   1,336,193
     1,500    TEMPLE-INLAND, INC                63,000
     2,700    WESTVACO CORP                     66,993
    31,600    WEYERHAEUSER CO                1,358,800
     3,000    WILLAMETTE INDUSTRIES, INC        81,750
                                           -----------
                                             6,412,431
                                           -----------
              TOTAL BASIC INDUSTRIES        26,661,118
                                           -----------
BUSINESS SERVICES -- 0.30%

ADVERTISING AND OTHER SERVICES-- 0.30%
     3,100    BLOCK (H&R), INC                 100,362
    19,313  * CENDANT CORP                     270,382
     4,400    DUN & BRADSTREET CORP            125,950
     8,240    INTERPUBLIC GROUP OF COS, INC    354,320
     4,833    OMNICOM GROUP, INC               430,439
     2,400  * QUINTILES TRANSNATIONAL CORP      33,900
     7,000  * TRIMERIS, INC                    489,562
     2,100    YOUNG & RUBICAM, INC             120,093
                                           -----------
              TOTAL BUSINESS SERVICES        1,925,008
                                           -----------


34  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

CONSTRUCTION AND REAL ESTATE -- 2.08%

BUILDING MATERIALS -- 1.62%
     7,600    CORNING, INC                 $ 2,051,050
   114,250    HOME DEPOT, INC                5,705,359
    48,818    LOWE'S COS, INC                2,004,589
    12,000    MASCO CORP                       216,750
     1,600    OWENS CORNING CO                  14,800
     3,995  * OWENS ILLINOIS, INC               46,691
     4,600    PPG INDUSTRIES, INC              203,837
     6,300    SHERWIN-WILLIAMS CO              133,481
     1,900    VULCAN MATERIALS CO               81,106
                                           -----------
                                            10,457,663
                                           -----------

CONSTRUCTION -- 0.46%
       700    CENTEX CORP                       16,450
     2,200    FLUOR CORP                        69,575
     1,300    KAUFMAN & BROAD HOME CORP         25,756
     1,600    MCDERMOTT INTERNATIONAL, INC      14,100
   110,869    NEWELL RUBBERMAID, INC         2,854,876
       200    PULTE CORP                         4,325
                                           -----------
                                             2,985,082
                                           -----------
              TOTAL CONSTRUCTION AND
                REAL ESTATE                 13,442,745
                                           -----------

CONSUMER DURABLE -- 9.79%

HOME APPLIANCES AND FURNISHINGS-- 9.03%
     4,200  * ADVANCED MICRO DEVICES, INC      324,450
     5,500  * ALTERA CORP                      560,656
     5,200  * AMERICAN POWER CONVERSION CORP   212,225
     9,600  * ANALOG DEVICES, INC              729,600
    14,550  * APPLIED MICRO CIRCUITS CORP    1,436,812
     3,700  * BED BATH & BEYOND, INC           134,125
     6,000  * CONEXANT SYSTEMS, INC            291,750
    72,600    GILLETTE CO                    2,536,462
   177,359    INTEL CORP                    23,710,681
    12,430  * JDS UNIPHASE CORP              1,490,046
     4,800    LEGGETT & PLATT, INC              79,200
     8,400    LINEAR TECHNOLOGY CO             537,075
    80,910  * LSI LOGIC CORP                 4,379,253
     7,500  * MAXIM INTEGRATED PRODUCTS, INC   509,531
     2,500    MAYTAG CO                         92,187
    15,300  * MICRON TECHNOLOGY, INC         1,347,356
       609  * MIPS TECHNOLOGIES, INC
                (CLASS B)                       23,446
     5,225    MOLEX, INC                       251,453
     8,000    MURATA MANUFACTURING CO LTD    1,150,838
     4,800  * NATIONAL SEMICONDUCTOR CORP      272,400
     8,700  * PMC-SIERRA, INC                1,545,881
    10,500  * SAMSUNG ELECTRONICS CORP       2,058,000
    65,500  * SANMINA CORP                   5,600,250
    48,436  * SCG HOLDING CORP               1,059,537
     2,300    SNAP-ON, INC                      61,237
    92,800  * SOLECTRON CORP                 3,886,000
     2,400    STANLEY WORKS CO                  57,000
    45,200    TEXAS INSTRUMENTS, INC         3,104,675
       180  * WATER PIK TECHNOLOGIES, INC        1,125
     1,942    WHIRLPOOL CORP                    90,545
     8,800  * XILINX, INC                      726,550
                                           -----------
                                            58,260,346
                                           -----------

TEXTILE APPAREL AND ACCESSORIES-- 0.76%
    23,263    GAP, INC                         726,968
    54,949  * JONES APPAREL GROUP, INC       1,291,301
    11,800    LIMITED, INC                     255,175
     1,500    LIZ CLAIBORNE, INC                52,875
     7,400    NIKE, INC (CLASS B)              294,612
     3,600    NORDSTROM, INC                    86,850
     1,200  * REEBOK INTERNATIONAL LTD          19,125
     1,500    RUSSELL CORP                      30,000
       400    SPRINGS INDUSTRIES, INC           12,800
     1,483    THE SWATCH GROUP AG. (BR)      1,891,524
     8,200    TJX COS, INC                     153,750
     3,100    V.F. CORP                         73,818
                                           -----------
                                             4,888,798
                                           -----------
              TOTAL CONSUMER DURABLE        63,149,144
                                           -----------

ENERGY -- 6.26%

OIL, GAS AND OTHER ENERGY SERVICES-- 6.26%
     2,800    AMERADA HESS CORP                172,900
     3,400    ANADARKO PETROLEUM CORP          167,662
    39,761    APACHE CORP                    2,338,443
     2,100    ASHLAND, INC                      73,631
    51,330    BURLINGTON RESOURCES, INC      1,963,372
    18,000    CHEVRON CORP                   1,526,625
    62,464    CONOCO, INC (CLASS B)          1,534,272
    55,600    CONSOL ENERGY, INC               840,950
    49,200    ENRON CORP                     3,173,400
   205,330    EXXON MOBIL CORP              16,118,405
    12,100    HALLIBURTON CO                   570,968
     2,990    KERR-MCGEE CORP                  176,223
     9,900    OCCIDENTAL PETROLEUM CORP        208,518
     7,000    PHILLIPS PETROLEUM CO            354,812
     2,400  * ROWAN COS, INC                    72,900
   106,328    ROYAL DUTCH PETROLEUM CO
               (NY REGD) ADR                 6,545,817

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 35

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

OIL, GAS AND OTHER ENERGY SERVICES --
  (CONTINUED)
    15,700    SCHLUMBERGER LTD             $ 1,171,612
     3,500    SUNOCO, INC                      103,031
    15,106    TEXACO, INC                      804,394
     4,600    TOSCO CORP                       130,237
     9,450    TOTAL FINA ELF S.A.            1,454,821
     5,781    TRANSOCEAN SEDCO FOREX, INC      308,922
     6,700    UNION PACIFIC RESOURCES GROUP,
               INC                             147,400
     6,516    UNOCAL CORP                      215,842
     9,300    USX-MARATHON GROUP, INC          233,081
                                           -----------
              TOTAL ENERGY                  40,408,238
                                           -----------

FINANCE -- 11.83%

BANKS, SAVINGS AND LOANS -- 5.69%
     9,900    AMSOUTH BANCORP                  155,925
   114,263    BANK OF AMERICA CORP           4,913,309
    20,200    BANK OF NEW YORK CO, INC         939,300
    31,634    BANK ONE CORP                    840,278
     9,300    BB&T CORP                        222,037
    90,924    CHASE MANHATTAN CORP           4,188,186
   145,242    CITIGROUP, INC                 8,750,830
     4,150    COMERICA, INC                    186,231
     8,450    FIFTH THIRD BANCORP              534,462
    26,996    FIRST UNION CORP                 669,838
   163,210    FIRSTAR CORP                   3,437,610
    72,801    FLEETBOSTON FINANCIAL CORP     2,475,234
     6,100    GOLDEN WEST FINANCIAL CORP       248,956
     6,220    HUNTINGTON BANCSHARES, INC        98,353
    12,100    KEYCORP                          213,262
    21,975    MBNA CORP                        596,071
    50,593    MELLON FINANCIAL CORP          1,843,482
     4,700    MORGAN (J.P.) & CO, INC          517,587
    17,800    NATIONAL CITY CORP               303,712
     6,000    NORTHERN TRUST CORP              390,375
     3,675    OLD KENT FINANCIAL CORP           98,306
     7,900    PNC FINANCIAL SERVICES
               GROUP, INC                      370,312
     3,850    PROVIDIAN FINANCIAL CORP         346,500
     5,300    REGIONS FINANCIAL CORP           105,337
     4,100    SOUTHTRUST CORP                   92,762
     4,400    STATE STREET CORP                466,675
     6,200    SUMMIT BANCORP                   152,675
     8,200    SUNTRUST BANKS, INC              374,637
     7,400    SYNOVUS FINANCIAL CORP           130,425
    20,765    U.S. BANCORP                     399,726
     5,000    UNION PLANTERS CORP              139,687
     5,500    WACHOVIA CORP                    298,375
    15,730    WASHINGTON MUTUAL, INC           454,203
    45,200    WELLS FARGO CO                 1,751,500
                                           -----------
                                            36,706,158
                                           -----------

CREDIT AND OTHER FINANCE -- 1.25%
    36,800    AMERICAN EXPRESS CO            1,918,200
    53,599    ASSOCIATES FIRST CAPITAL CORP  1,195,927
     5,300    CAPITAL ONE FINANCIAL CORP       236,512
     1,800    COUNTRYWIDE CREDIT INDUSTRIES
               INC                              54,562
     4,000    EQUIFAX, INC                     105,000
    27,800    FEDERAL NATIONAL MORTGAGE
               ASSOCIATION                   1,450,812
    19,136    FREDDIE MAC                      775,008
    13,026    HOUSEHOLD INTERNATIONAL, INC     541,393
    78,568  * METROPOLITAN LIFE INSURANCE CO 1,654,838
     3,600    SLM HOLDINGS CORP                134,775
                                           -----------
                                             8,067,027
                                           -----------

INSURANCE -- 3.53%
    63,351    ACE LTD                        1,773,828
         8    AEGON NV ARS                         285
     3,400    AETNA, INC                       218,237
     7,300    AFLAC, INC                       335,343
    31,919    ALLSTATE CORP                    710,197
     6,800    AMERICAN GENERAL CORP            414,800
    77,770    AMERICAN INTERNATIONAL GROUP,
               INC                           9,137,975
     6,850    AON CORP                         212,778
        63  * BERKSHIRE HATHAWAY, INC
               (CLASS B)                       110,880
     3,500    CHUBB CORP                       215,250
     5,405    CIGNA CORP                       505,367
     4,500    CINCINNATI FINANCIAL CORP        141,468
     7,124    CONSECO, INC                      69,459
     6,000    HARTFORD FINANCIAL SERVICES
GROUP, INC    335,625
     4,500  * HUMANA, INC                       21,937
     2,750    JEFFERSON-PILOT CORP             155,203
    92,073  * JOHN HANCOCK FINANCIAL
               SERVICES, INC                 2,180,979
     5,800    LINCOLN NATIONAL CORP            209,525
     2,800    LOEWS CORP                       168,000
   119,000    MANULIFE FINANCIAL CORP        2,096,215
     7,350    MARSH & MCLENNAN COS, INC        767,615
     2,700    MBIA, INC                        130,106
     3,200    MGIC INVESTMENT CORP             145,600
   320,000    OLD MUTUAL PLC                   703,660
     2,000    PROGRESSIVE CORP                 148,000
     2,300    SAFECO CORP                       45,712
     5,950    ST. PAUL COS, INC                203,043
     3,500    TORCHMARK CORP                    86,406
     4,600    UNITEDHEALTH GROUP, INC          394,450


36  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+      VALUE
--------------------------------------------------------------------------------

INSURANCE -- (CONTINUED)
     6,585    UNUMPROVIDENT CORP            $  132,111
     1,600  * WELLPOINT HEALTH NETWORKS,
                INC                            115,900
    16,244    XL CAPITAL LTD                   879,206
                                           -----------
                                            22,765,160
                                           -----------
SECURITIES AND COMMODITIES-- 1.36%
     3,046    BEAR STEARNS COS, INC            126,789
     6,600    FRANKLIN RESOURCES, INC          200,475
     3,300    LEHMAN BROTHERS HOLDINGS, INC    312,056
    10,100    MERRILL LYNCH & CO, INC        1,161,500
    64,529    MORGAN STANLEY DEAN
                WITTER & CO                  5,372,039
     3,800    PAINE WEBBER GROUP, INC          172,900
     3,500    PRICE (T. ROWE) ASSOCIATES,
                INC                            148,750
    37,600    SCHWAB (CHARLES) CORP          1,264,300
        84    WADDELL & REED FINANCIAL,
                INC (CLASS A)                    2,756
                                           -----------
                                             8,761,565
                                           -----------
              TOTAL FINANCE                 76,299,910
                                           -----------
FOODS AND RELATED -- 3.68%

BEVERAGES, OTHER FOOD PRODUCTS-- 3.40%
        70  * AGRIBRANDS INTERNATIONAL, INC      2,935
    11,661    ALBERTSONS, INC                  387,728
    40,044    ANHEUSER-BUSCH COS, INC        2,990,786
    16,087    ARCHER DANIELS MIDLAND CO        157,853
     7,400    BESTFOODS, INC                   512,450
     1,800    BROWN FORMAN, INC (CLASS B)       96,750
    11,400    CAMPBELL SOUP CO                 332,025
    68,326    COCA COLA CO                   3,924,474
    11,300    COCA COLA ENTERPRISES, INC       184,331
    13,700    CONAGRA, INC                     261,156
       900    COORS (ADOLPH) CO (CLASS B)       54,450
     4,900    DARDEN RESTAURANTS, INC           79,625
     4,400    FORTUNE BRANDS, INC              101,475
     8,100    GENERAL MILLS, INC               309,825
     1,100    GREAT ATLANTIC & PACIFIC
                TEA CO, INC                     18,287
     9,500    HEINZ (H.J.) CO                  415,625
     3,700    HERSHEY FOODS CORP               179,450
    11,100    KELLOGG CO                       330,225
    22,500  * KROGER CO                        496,406
    37,128    MCDONALD'S CORP                1,222,903
    91,360    NABISCO GROUP HOLDINGS         2,369,650
    81,379    PEPSICO, INC                   3,616,279
     3,600    QUAKER OATS CO                   270,450
     8,800    RALSTON PURINA CO                175,450
    13,900  * SAFEWAY, INC                     627,237
    23,500    SARA LEE CORP                    453,843
    12,000    SEAGRAMS CO LTD (U.S.)           696,000
     1,900  * STARBUCKS CORP                    72,556
     4,900    SUPERVALU, INC                    93,406
     9,200    SYSCO CORP                       387,550
     3,950  * TRICON GLOBAL RESTAURANTS, INC   111,587
    15,717    UNILEVER NV (NEW YORK SHS)       675,831
       320  * VLASIC FOODS INTERNATIONAL, INC      520
     3,100    WENDY'S INTERNATIONAL, INC        55,218
     3,100    WINN DIXIE STORES, INC            44,368
     3,100    WRIGLEY (WM) JR CO               248,581
                                           -----------
                                            21,957,285
                                           -----------
TOBACCO -- 0.28%
    64,900    PHILIP MORRIS COS, INC         1,723,906
     3,200    UST, INC                          47,000
                                           -----------
                                             1,770,906
                                           -----------
              TOTAL FOODS AND RELATED       23,728,191
                                           -----------
HEALTH -- 13.25%

DRUGS AND PHARMACEUTICALS-- 11.09%
    42,761    ABBOTT LABORATORIES CO         1,905,537
        20  * ALLERGAN SPECIALTY
                THERAPEUTICS, INC (CLASS A)        361
     3,500    ALLERGAN, INC                    260,750
     2,700  * ALZA CORP                        159,637
   105,718    AMERICAN HOME PRODUCTS CORP    6,210,932
    76,909  * AMGEN, INC                     5,402,857
        87    BERGEN BRUNSWIG CORP (CLASS A)       478
     4,000  * BIOGEN, INC                      258,000
    95,737    BRISTOL MYERS SQUIBB CO        5,576,680
    57,813    CARDINAL HEALTH, INC           4,278,162
        30  * CRESCENDO PHARMACEUTICALS CORP       603
    83,930    CVS CORP                       3,357,200
    30,606    GLAXO WELLCOME PLC               892,863
    38,400    JOHNSON & JOHNSON CO           3,912,000
    50,319    LILLY (ELI) & CO               5,025,610
       600    LONGS DRUG STORES CORP            13,050
   133,900    LYONDELL CHEMICAL CO           2,242,825
     3,200    MALLINCKRODT, INC                139,000
     7,742    MCKESSON HBOC, INC               162,098
     5,700  * MEDIMMUNE, INC                   421,800
   134,236    MERCK & CO, INC               10,285,833
   322,705    PFIZER, INC                   15,489,828
     5,000    RITE AID CORP                     32,812
    86,309    SCHERING-PLOUGH CORP           4,358,604
     3,900    SIGMA ALDRICH CORP               114,075

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 37

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

DRUGS AND PHARMACEUTICALS -- (CONTINUED)
    27,536    WALGREEN CO                  $   886,315
     2,500  * WATSON PHARMACEUTICALS, INC      134,375
                                           -----------
                                            71,522,285
                                           -----------

MEDICAL EQUIPMENT AND SUPPLIES -- 1.37%
    12,374  * AGILENT TECHNOLOGIES, INC        912,582
     1,300    BARD (C.R.), INC                  62,562
     1,400    BAUSCH & LOMB, INC               108,325
    49,929    BAXTER INTERNATIONAL, INC      3,510,632
     7,000    BECTON DICKINSON & CO            200,812
     3,000    BIOMET, INC                      115,312
    11,100  * BOSTON SCIENTIFIC CORP           243,506
     8,400  * GUIDANT CORP                     415,800
     2,800    JOHNSON CONTROLS, INC            143,675
     5,000  * KLA-TENCOR CORP                  292,812
    33,000    MEDTRONIC, INC                 1,643,812
     1,200    MILLIPORE CORP                    90,450
     5,700    PE CORP-PE BIOSYSTEMS GROUP      375,487
     1,200    PERKINELMER, INC                  79,350
     2,200  * ST. JUDE MEDICAL, INC            100,925
     1,400    TEKTRONIX, INC                   103,600
     4,700  * TERADYNE, INC                    345,450
     3,500  * THERMO ELECTRON CORP              73,718
                                           -----------
                                             8,818,810
                                           -----------

MEDICAL FACILITIES MANAGEMENT -- 0.79%
    15,200    COLUMBIA/HCA HEALTHCARE CORP     461,700
   119,637  * HEALTH MANAGEMENT ASSOCIATES,
               INC (CLASS A) (NEW)           1,562,758
    12,416  * HEALTHSOUTH CORP                  89,240
        21  * LIFEPOINT HOSPITALS, INC             467
     2,700  * MANOR CARE, INC                   18,900
   109,285    TENET HEALTHCARE CORP          2,950,695
        21  * TRIAD HOSPITALS, INC                 507
                                           -----------
                                             5,084,267
                                           -----------
              TOTAL HEALTH                  85,425,362
                                           -----------

INDUSTRIAL MACHINERY -- 6.66%

ELECTRICAL -- 4.29%
     2,500    COOPER INDUSTRIES, INC            81,406
    11,700    EMERSON ELECTRIC CO              706,387
   501,310    GENERAL ELECTRIC CO           26,569,430
     2,500    GRAINGER (W.W.), INC              77,031
       600    NATIONAL SERVICE INDUSTRIES, INC  11,700
     5,100    ROCKWELL INTERNATIONAL CORP      160,650
     2,000    THOMAS & BETTS CORP               38,250
                                           -----------
                                            27,644,854
                                           -----------

OTHER INDUSTRIAL EQUIPMENT -- 2.37%
    22,300  * APPLIED MATERIALS, INC         2,020,937
    76,243    BAKER HUGHES, INC              2,439,776
     2,300    BLACK & DECKER CORP               90,418
       200    BRIGGS & STRATTON CORP             6,850
     4,100    BRUNSWICK CORP                    67,906
     9,600    CATERPILLAR, INC                 325,200
     1,200    CUMMINS ENGINE CO, INC            32,700
     6,300    DEERE & CO                       233,100
     5,700    DOVER CORP                       231,206
     4,350    INGERSOLL-RAND CO                175,087
       600    MILACRON, INC                      8,700
       100    NACCO INDUSTRIES, INC (CLASS A)    3,512
     3,600  * NOVELLUS SYSTEMS, INC            203,625
     3,200    PALL CORP                         59,200
     1,600    TIMKEN CO                         29,800
   197,261    TYCO INTERNATIONAL LTD         9,345,239
                                           -----------
                                            15,273,256
                                           -----------
              TOTAL INDUSTRIAL MACHINERY    42,918,110
                                           -----------

MEDIA AND LEISURE -- 3.63%

BROADCASTING -- 2.85%
    38,431  * CLEAR CHANNEL COMMUNICATIONS,
               INC                           2,882,325
    25,400  * COMCAST CORP (CLASS A) SPECIAL 1,028,700
   101,585    DISNEY (WALT) CO               3,942,767
    66,650  * PRICE COMMUNICATIONS CORP      1,570,440
    55,971    TIME WARNER, INC               4,253,796
    69,268  * VIACOM, INC (CLASS B)          4,723,211
                                           -----------
                                            18,401,239
                                           -----------

LODGING/GAMING/RECREATION -- 0.23%
     3,400  * HARRAH'S ENTERTAINMENT, INC       71,187
     9,900    HILTON HOTELS CORP                92,812
     6,700    MARRIOTT INTERNATIONAL, INC
               (CLASS A)                       241,618
    48,002  * PREMIER PARKS, INC             1,092,045
                                           -----------
                                             1,497,662
                                           -----------

PUBLISHING -- 0.55%
     1,700    AMERICAN GREETINGS CORP (CLASS A) 32,300
     3,200    DELUXE CORP                       75,400
     3,400    DONNELLEY (R.R.) & SONS CO        76,712
     2,900    DOW JONES & CO, INC              212,425
     7,263    GANNETT CO, INC                  434,418
     2,000    KNIGHT-RIDDER, INC               106,375
     5,300    MCGRAW HILL COS, INC             286,200
     2,000    MEREDITH CORP                     67,500
     4,600    NEW YORK TIMES CO (CLASS A)      181,700

38  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

PUBLISHING -- (CONTINUED)
     1,000    TIMES MIRROR CO SERIES A     $    90,625
    56,529    TRIBUNE CO                     1,978,515
                                           -----------
                                             3,542,170
                                           -----------
              TOTAL MEDIA AND LEISURE       23,441,071
                                           -----------

RETAIL AND WHOLESALE -- 3.12%

GENERAL MERCHANDISE STORES -- 3.12%
     1,600    ARMSTRONG HOLDINGS, INC           24,500
     2,500  * CONSOLIDATED STORES CORP          30,000
    12,300  * COSTCO WHOLESALE CORP            405,900
     2,500    DILLARDS, INC (CLASS A)           30,625
     8,875    DOLLAR GENERAL CORP              173,062
     5,900  * FEDERATED DEPARTMENT STORES, INC 199,125
     2,000    HARCOURT GENERAL, INC            108,750
     4,650    HASBRO, INC                       70,040
    11,500  * K MART CORP                       78,343
     9,000  * KOHLS CORP                       500,625
    10,200    MATTEL, INC                      134,512
     9,100    MAY DEPARTMENT STORES CO         218,400
    10,900    MINNESOTA MINING &
               MANUFACTURING CO                899,250
     8,900  * OFFICE DEPOT, INC                 55,625
     5,800    PENNEY, (J.C.) CO, INC           106,937
    10,200    SEARS ROEBUCK & CO               332,775
    13,300  * STAPLES, INC                     204,487
    47,128    TARGET CORP                    2,733,424
     8,200  * TOYS `R' US, INC                 119,412
   237,544    WAL-MART STORES, INC          13,688,473
                                           -----------
              TOTAL RETAIL AND WHOLESALE    20,114,265
                                           -----------

TECHNOLOGY -- 22.44%

COMMUNICATIONS EQUIPMENT -- 3.25%
     8,400  * ADC TELECOMMUNICATIONS, INC      704,550
     2,100  * ANDREW CORP                       70,481
     4,200  * COMVERSE TECHNOLOGY, INC         390,600
   105,391    MOTOROLA, INC                  3,062,925
    87,680    NOKIA OYJ ADR                  4,378,520
   134,342    NORTEL NETWORKS CORP (U.S.)    9,168,841
    34,514  * QUALCOMM, INC                  2,070,840
     4,300    SCIENTIFIC-ATLANTA, INC          320,350
    11,300  * TELLABS, INC                     773,343
                                           -----------
                                            20,940,450
                                           -----------

COMPUTERS AND OFFICE EQUIPMENT -- 18.91%
     9,600  * 3COM CORP                        553,200
     2,500  * ADAPTEC, INC                      56,875
     3,300    ADOBE SYSTEMS, INC               429,000
    91,783  * AMERICA ONLINE, INC            4,841,553
     8,600  * APPLE COMPUTER, INC              450,425
     1,500    AUTODESK, INC                     52,031
    17,200    AUTOMATIC DATA PROCESSING, INC   921,275
     6,500  * BMC SOFTWARE, INC                237,148
     4,800  * CABLETRON SYSTEMS, INC           121,200
    65,510  * CERIDIAN CORP                  1,576,334
   386,846  * CISCO SYSTEMS, INC            24,588,898
     4,800  * CITRIX SYSTEMS, INC               90,900
   176,630    COMPAQ COMPUTER CORP           4,515,104
    16,250    COMPUTER ASSOCIATES
               INTERNATIONAL, INC              831,796
     4,500  * COMPUTER SCIENCES CORP           336,093
     9,100  * COMPUWARE CORP                    94,412
   124,005  * DELL COMPUTER CORP             6,114,996
    13,000    ELECTRONIC DATA SYSTEMS CORP     536,250
   140,214  * EMC CORP                      10,787,714
    11,400    FIRST DATA CORP                  565,725
     8,800  * GATEWAY, INC                     499,400
     2,389  * HANDSPRING, INC                   64,503
    27,576    HEWLETT-PACKARD CO             3,443,553
     3,500    IKON OFFICE SOLUTIONS, INC        13,562
     8,300    IMS HEALTH, INC                  149,400
    80,546    INTERNATIONAL BUSINESS
               MACHINES CORP                 8,824,821
     3,400  * LEXMARK INTERNATIONAL
               GROUP (CLASS A)                 228,650
   245,616  * MICROSOFT CORP                19,649,280
     2,600  * NCR CORP                         101,237
     8,300  * NETWORK APPLIANCE, INC           668,150
     8,400  * NOVELL, INC                       77,700
   162,670  * ORACLE CORP                   13,674,447
     7,200  * PARAMETRIC TECHNOLOGY CORP        79,200
    10,225    PAYCHEX, INC                     429,450
     7,100  * PEOPLESOFT, INC                  118,925
     7,200    PITNEY BOWES, INC                288,000
    52,289  * PSINET, INC                    1,313,761
    29,326    SABRE HOLDINGS CORP              835,791
     1,600  * SAPIENT CORP                     171,100
     6,200  * SEAGATE TECHNOLOGY, INC          341,000
     1,100    SHARED MEDICAL SYSTEMS CORP       80,231
     5,400  * SIEBEL SYSTEMS, INC              883,237
     4,400  * SILICON GRAPHICS, INC             16,500
    90,981  * SUN MICROSYSTEMS, INC          8,273,584
     8,300  * UNISYS CORP                      120,868

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 39

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
    10,600  * VERITAS SOFTWARE CORP       $  1,197,965
    21,941  * YAHOO, INC                     2,717,941
                                          ------------
                                           121,963,185
                                          ------------

ELECTRONIC AND OTHER TECHNOLOGY -- 0.12%
     5,500  * BEST BUY CO, INC                 347,875
     5,400    CIRCUIT CITY STORES-CIRCUIT
               CITY GROUP                      179,212
     5,200    RADIOSHACK CORP                  246,350
                                          ------------
                                               773,437
                                          ------------

INSTRUMENTS AND RELATED PRODUCTS -- 0.16%
     8,500    EASTMAN KODAK CO                 505,750
     1,000    POLAROID CORP                     18,062
       318    RAYTHEON CO (CLASS A)              6,181
     7,191    RAYTHEON CO (CLASS B)            138,426
    17,900    XEROX CORP                       371,425
                                          ------------
                                             1,039,844
                                          ------------
              TOTAL TECHNOLOGY             144,716,916
                                          ------------

TRANSPORTATION -- 2.90%

AEROSPACE AND DEFENSE -- 0.21%
    18,540    GENERAL DYNAMICS CORP            968,715
     3,500    GOODRICH (B.F.) CO               119,218
    11,000    LOCKHEED MARTIN CORP             272,937
                                          ------------
                                             1,360,870
                                          ------------

AIR TRANSPORTATION -- 1.19%
    42,081  * AMR CORP                       1,112,516
    25,020    BOEING CO                      1,046,148
    17,284  * CONTINENTAL AIRLINES, INC
                (CLASS B)                      812,348
     3,900    DELTA AIRLINES, INC              197,193
     7,780  * FEDEX CORP                       295,640
     1,800    NORTHROP GRUMMAN CORP            119,250
    13,525    SOUTHWEST AIRLINES CO            256,129
     4,000    TEXTRON, INC                     217,250
     1,800    U.S. AIRWAYS GROUP, INC           70,200
    13,200    UAL CORP                         768,075
    47,723    UNITED TECHNOLOGIES CORP       2,809,691
                                          ------------
                                             7,704,440
                                          ------------

AUTOS, TIRES AND RELATED PRODUCTS -- 1.28%
     3,600  * AUTOZONE, INC                     79,200
     2,700    COOPER TIRE & RUBBER CO           30,037
    20,485    DAIMLERCHRYSLER (U.S.A.)       1,066,500
     5,771    DANA CORP                        122,273
     3,800    DANAHER CORP                     187,862
    15,403    DELPHI AUTOMOTIVE SYSTEMS CORP   224,306
     2,100    EATON CORP                       140,700
    32,800    FORD MOTOR CO                  1,410,400
    15,111    GENERAL MOTORS CORP              877,382
    13,780  * GENERAL MOTORS CORP (CLASS H)  1,209,195
     4,500    GENUINE PARTS CO                  90,000
     4,200    GOODYEAR TIRE & RUBBER CO         84,000
     8,300    HARLEY DAVIDSON, INC             319,550
    58,632    HONEYWELL INTERNATIONAL, INC   1,975,165
     3,000    ITT INDUSTRIES, INC               91,125
     1,500  * NAVISTAR INTERNATIONAL CORP       46,593
     2,100    PACCAR, INC                       83,343
     1,600    RYDER SYSTEM, INC                 30,300
     3,200    TRW, INC                         138,800
     4,294  * VISTEON CORP                      52,064
                                          ------------
                                             8,258,795
                                          ------------

RAILROADS -- 0.17%
    11,700    BURLINGTON NORTHERN SANTA FE
               CORP                            268,368
     5,500    CSX CORP                         116,531
     3,000    KANSAS CITY SOUTHERN INDUSTRIES,
               INC                             266,062
    10,300    NORFOLK SOUTHERN CORP            153,212
     6,800    UNION PACIFIC CORP               252,875
                                          ------------
                                             1,057,048
                                          ------------

WATER TRANSPORTATION -- 0.05%
    16,600    CARNIVAL CORP (CLASS A)          323,700
                                          ------------
              TOTAL TRANSPORTATION          18,704,853
                                          ------------

UTILITIES -- 9.33%

TELEPHONE -- 7.15%
     8,600    ALLTEL CORP                      532,662
    87,610    AT & T CORP                    2,770,666
    42,608    BELL ATLANTIC CORP             2,165,019
    51,900    BELLSOUTH CORP                 2,212,237
    35,574    BROADWING, INC                   922,700
    81,100    CABLE & WIRELESS PLC           1,373,877
     3,600    CENTURYTEL, INC                  103,500
    24,305  * GLOBAL CROSSING LTD              639,525
    26,600    GTE CORP                       1,655,850
   136,509    LUCENT TECHNOLOGIES, INC       8,088,158
    16,700  * MEDIA ONE GROUP, INC           1,113,764
    20,500  * NEXTEL COMMUNICATIONS, INC
               (CLASS A)                     1,254,343
    24,556  * RCN CORP                         623,108
   192,681    SBC COMMUNICATIONS, INC        8,333,453
    24,200    SPRINT CORP (FON GROUP)        1,234,200
    25,200  * SPRINT CORP (PCS GROUP)        1,499,400
    13,614    U.S. WEST, INC                 1,167,400


40  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      GROWTH & INCOME FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

TELEPHONE -- (CONTINUED)
    94,832  * VIATEL, INC                  $ 2,708,639
    30,250  * WESTERN WIRELESS CORP
                (CLASS A)                    1,648,625
   132,980  * WORLDCOM, INC                  6,100,457
                                           -----------
                                            46,147,583
                                           -----------

ELECTRIC, GAS AND OTHER -- 2.18%
    11,900  * AES CORP                         542,937
     7,400  * ALLIED WASTE INDUSTRIES, INC      74,000
     3,800    AMEREN CORP                      128,250
    68,854    AMERICAN ELECTRIC POWER
                CO, INC                      2,039,799
    49,300    CINERGY CORP                   1,254,068
     3,000    CMS ENERGY CORP                   66,375
     5,700    COASTAL CORP                     346,987
     2,700    COLUMBIA ENERGY GROUP            177,187
     6,000    CONSOLIDATED EDISON INC          177,750
     6,100    CONSTELLATION ENERGY GROUP       198,631
     3,000    CP & L ENERGY, INC                95,812
     5,626    DOMINION RESOURCES, INC          241,214
    87,650    DTE ENERGY CO                  2,678,803
     8,600    DUKE ENERGY CORP                 484,825
       100    EASTERN ENTERPRISES CO             6,300
     9,500    EDISON INTERNATIONAL CO          194,750
     6,300    EL PASO ENERGY CORP              320,906
     6,600    ENTERGY CORP                     179,437
     8,200    FIRSTENERGY CORP                 191,675
       500    FLORIDA PROGRESS CORP             23,437
     5,755    FPL GROUP, INC                   284,872
    24,900    GPU, INC                         673,856
     4,800    NEW CENTURY ENERGIES, INC        144,000
     4,354  * NIAGARA MOHAWK HOLDINGS, INC      60,683
     1,200    NICOR, INC                        39,150
     5,300    NORTHERN STATES POWER CO         106,993

--------------------------------------------------------------------------------
SHARES/PRINCIPAL                                VALUE
--------------------------------------------------------------------------------

       500    ONEOK, INC                  $     12,968
     5,900    PECO ENERGY CO                   237,843
       900    PEOPLES ENERGY CORP               29,137
    10,600    PG&E CORP                        261,025
     2,100    PINNACLE WEST CAPITAL CORP        71,137
     3,947    PPL CORP                          86,587
     5,100    PUBLIC SERVICE ENTERPRISE GROUP,
               INC                             176,587
     4,710    RELIANT ENERGY, INC              139,239
     6,873    SEMPRA ENERGY                    116,841
    15,600    SOUTHERN CO                      363,675
    26,412    TXU CORP                         779,154
     5,300    UNICOM CORP                      205,043
    16,647    WASTE MANAGEMENT, INC            316,293
    12,200    WILLIAMS COS, INC                508,077
                                          ------------
                                            14,036,303
                                          ------------
              TOTAL UTILITIES               60,183,886
                                          ------------
TOTAL COMMON STOCK
(COST $545,045,842)                        641,118,817
                                          ------------

SHORT TERM INVESTMENT -- 0.62%

U.S. GOVERNMENT AND AGENCY -- 0.62%
              FEDERAL HOME LOAN
               MORTGAGE CORP (FHLMC)
 3,986,544     6.570%, 07/03/00              3,988,000
                                          ------------
TOTAL SHORT TERM INVESTMENT
(COST $3,986,544)                            3,986,544
                                          ------------
TOTAL PORTFOLIO -- 100.02%
(COST $549,043,155)                        645,117,359

OTHER ASSETS & LIABILITIES, NET -- (0.02%)    (106,258)
                                          ------------
NET ASSETS -- 100.00%                     $645,011,101
                                          ============

-----------
*  NON-INCOME PRODUCING










SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 41

TIAA-CREF MUTUAL FUNDS         STATEMENT OF INVESTMENTS       GROWTH EQUITY FUND
                                      (Unaudited)
                                     June 30, 2000

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

PREFERRED STOCK -- 0.00%

BASIC INDUSTRIES -- 0.00%

CHEMICALS AND PLASTIC -- 0.00%
       285    SEALED AIR CORP (CLASS A)    $    14,428

                                           -----------
              TOTAL BASIC INDUSTRIES            14,428
                                           -----------
HEALTH -- 0.00%

MEDICAL FACILITIES MANAGEMENT -- 0.00%
         7  * MEDIQ, INC SERIES A                    1
                                           -----------
              TOTAL HEALTH                           1
                                           -----------
TOTAL PREFERRED STOCK
(COST $12,970)                                  14,429
                                           -----------
COMMON STOCK -- 99.25%

BASIC INDUSTRIES -- 1.95%

CHEMICALS AND PLASTIC -- 1.78%
       100  * AEP INDUSTRIES, INC                2,525
       600  * AIRGAS, INC                        3,412
       500    APTARGROUP, INC                   13,500
       200    ARCH CHEMICALS, INC                4,375
    59,900    AVON PRODUCTS, INC             2,665,550
       500    CABOT CORP                        13,625
       100    CARLISLE COS, INC                  4,500
       200    CARTER WALLACE, INC                4,025
     1,700    CHURCH & DWIGHT CO, INC           30,600
    10,438    CLOROX CO                        467,752
   103,700    COLGATE PALMOLIVE CO           6,209,037
     1,950    CROMPTON CORP                     23,887
       600  * CYGNUS, INC                        8,550
       500    DEXTER CORP                       24,000
     3,900    DIAL CORP                         40,462
     5,213    DU PONT (E.I.) DE NEMOURS & CO   228,068
     5,100    ECOLAB, INC                      199,218
       200    FULLER (H.B.) CO                   9,112
       100    GEON CO                            1,850
       700    GEORGIA GULF CORP                 14,568
     1,500  * GRACE W.R. & CO                   18,187
     7,300    ILLINOIS TOOL WORKS, INC         416,100
     4,100    LAUDER (ESTEE) CO (CLASS A)      202,693
       100    LIQUI-BOX CORP                     4,950
       800    MACDERMID, INC                    18,800
       200    NL INDUSTRIES, INC                 3,050
       200    OMNOVA SOLUTIONS, INC              1,250
     1,200  * PACTIV CORP                        9,450
    29,900    PHARMACIA CORP                 1,545,456
    66,100    PROCTER & GAMBLE CO            3,784,225
       700  * REVLON, INC (CLASS A)              4,418
     1,100  * SCOTTS CO (CLASS A)               40,150
     3,521  * SEALED AIR CORP                  184,412
       400    SPARTECH CORP                     10,800
       700    TREDEGAR CORP                     13,300
       100  * TREX CO, INC                       5,000
     1,400    TUPPERWARE CORP                   30,800
     1,200  * U.S. PLASTIC LUMBER CORP           5,287
                                           -----------
                                            16,266,944
                                           -----------
STEEL AND OTHER METALS -- 0.03%
     3,800  * ALPINE GROUP, INC                 25,650
     4,900  * BATTLE MOUNTAIN GOLD CO           10,718
       200    BELDEN, INC                        5,125
       600  * CHART INDUSTRIES, INC              2,925
     6,000  * FREEPORT-MCMORAN COPPER &
               GOLD, INC (CLASS B)              55,500
       600    GENERAL CABLE CORP                 4,875
       700  * LONE STAR TECHNOLOGIES, INC       32,375
       800    MATTHEWS INTERNATIONAL CORP
               (CLASS A)                        23,200
       400    METALS U.S.A., INC                 1,875
       200  * MUELLER INDUSTRIES, INC            5,600
       300  * NCI BUILDING SYSTEMS, INC          6,075
       300    QUANEX CORP                        4,462
       100    RELIANCE STEEL & ALUMINUM CO       1,912
     1,700  * STEEL DYNAMICS, INC               15,406
     1,750  * STILLWATER MINING CO              48,781
       100    SUPERIOR TELECOM, INC                993
       400    TEXAS INDUSTRIES, INC             11,550
       500  * TOWER AUTOMOTIVE, INC              6,250
       600  * U.S. CAN CORP                     10,425
       300    VALMONT INDUSTRIES, INC            5,962
                                           -----------
                                               279,659
                                           -----------
PAPER AND FOREST PRODUCTS -- 0.14%
       100    AMERICAN WOODMARK CORP             2,050
     4,200    AVERY DENNISON CORP              281,925
       700  * BUCKEYE TECHNOLOGIES, INC         15,356
       200    CARAUSTAR INDUSTRIES, INC          3,025
     1,200  * CHAMPION ENTERPRISES, INC          5,850
       400    CLAYTON HOMES, INC                 3,200
       200  * DAISYTEK INTERNATIONAL CORP        1,887
       100    DELTIC TIMBER CORP                 2,137
     7,400    FORT JAMES CORP                  171,125
       900  * GAYLORD CONTAINER CO               2,418
    12,510    KIMBERLY-CLARK CORP              717,761


42  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- (CONTINUED)
     2,100  * MAIL-WELL, INC                $   18,112
       600  * PALM HARBOR HOMES, INC             8,700
       600  * PLAYTEX PRODUCTS, INC              6,787
     1,027  * SCHOOL SPECIALTY, INC             19,063
       300    ST. JOE CO                         9,000
     1,000    WAUSAU-MOSINEE PAPER CORP          8,562
                                            ----------
                                             1,276,958
                                            ----------
              TOTAL BASIC INDUSTRIES        17,823,561
                                            ----------

BUSINESS SERVICES -- 1.65%

ADVERTISING AND OTHER SERVICES -- 1.65%
       700  * 24/7 MEDIA, INC                   10,937
     1,000    AARON RENTS, INC                  12,562
       800    ABM INDUSTRIES, INC               18,400
     1,800    ACKERLEY GROUP, INC               21,150
       400  * ADMINSTAFF, INC                   25,400
     1,000  * ADVO, INC                         42,000
       300  * AHL SERVICES, INC                  1,837
        38  * AKAMAI TECHNOLOGIES, INC           4,511
     1,200  * ANSWERTHINK, INC                  19,950
     3,350  * APOLLO GROUP, INC (CLASS A)       93,800
     1,300    BLOCK (H&R), INC                  42,087
       500  * BRIGHT HORIZONS FAMILY
               SOLUTIONS, INC                   10,687
       500  * BURNS INTERNATIONAL SERVICES CORP  6,250
       300  * CAREER EDUCATION CORP             14,550
       200  * CAREERBUILDER, INC                   662
       700  * CATALINA MARKETING CORP           71,400
     2,400  * CATALYTICA, INC                   26,400
       100  * CDI CORP                           2,037
     2,900  * CELGENE CORP                     170,737
    15,994  * CENDANT CORP                     223,916
     2,300  * CENTURY BUSINESS SERVICES, INC     4,456
       300  * CHARLES RIVER ASSOCIATES, INC      5,287
     1,600  * CHECKFREE HOLDINGS CORP           82,500
     5,150    CINTAS CORP                      188,940
       725  * CIRCLE.COM                         2,673
    10,093  * CMGI, INC                        462,385
       800  * COINSTAR, INC                      8,050
       100  * CORINTHIAN COLLEGES, INC           2,343
       300  * CORNELL COS, INC                   2,400
       300  * CORPORATE EXECUTIVE BOARD CO      17,962
     2,600  * COVANCE, INC                      22,912
       300    CPI CORP                           6,337
     1,100  * CRITICAL PATH, INC                64,143
       500  * CTC COMMUNICATIONS GROUP, INC$    18,000
     2,800  * DEVRY, INC                        74,025
       550  * DIAMOND TECHNOLOGY PARTNERS,
               INC (CLASS A)                    48,400
     4,244  * DOUBLECLICK, INC                 161,802
     2,900  * EBAY, INC                        157,506
     1,200  * EDUCATION MANAGEMENT CORP         21,675
        80  * EMERGE INTERACTIVE, INC            1,435
       500  * ENTREMED, INC                     14,968
       800  * F.Y.I., INC                       26,950
       500    FAIR ISSAC & CO, INC              22,000
       600  * FIRST CONSULTING GROUP, INC        3,337
       200  * FORRESTER RESEARCH, INC           14,562
       800    G & K SERVICES, INC (CLASS A)     20,050
     2,100    GARTNER GROUP, INC (CLASS A)      25,200
     1,500  * GETTY IMAGES, INC                 55,593
       100  * HEARME.COM                           450
       500  * HEIDRICK & STRUGGLES
               INTERNATIONAL, INC               31,562
     1,200  * INCTYE GENOMICS                   98,625
       700  * INTERIM SERVICES, INC             12,425
   106,340    INTERPUBLIC GROUP OF COS, INC  4,572,620
       500  * ITT EDUCATIONAL SERVICES, INC      8,781
       600  * JACOBS ENGINEERING GROUP, INC     19,612
        66  * KANA COMMUNICATIONS, INC           4,083
     1,954  * KFORCE.COM, INC                   13,555
       700  * KORN FERRY INTERNATIONAL          22,181
     1,650  * LABOR READY, INC                  10,931
     2,300  * LAMAR ADVERTISING CO (CLASS A)    99,618
       900    LANDAUER, INC                     14,006
       300  * LASON, INC                           750
       400  * LEARNING TREE INTERNATIONAL, INC  24,500
       300    MANPOWER, INC                      9,600
     5,668  * MARCHFIRST, INC                  103,441
       600  * MARKETING SERVICES GROUP           2,662
       500  * MAXIMUS, INC                      11,062
       200    MCGRATH RENTCORP                   3,400
       100  * MEDIA METRIX, INC                  2,543
       500  * MEMBERWORKS, INC                  16,812
     1,000  * MESSAGEMEDIA, INC                  3,500
     1,600  * MODIS PROFESSIONAL SERVICES, INC  14,200
       600  * NATIONAL EQUIPMENT SERVICES, INC   3,600
       600  * NATIONSRENT, INC                   2,287
     2,200  * NAVIGANT CONSULTING CO             9,350
     1,300  * NBC INTERNET, INC                 16,250
       100  * NEXTERA ENTERPRISES, INC             478

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 43

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

ADVERTISING AND OTHER SERVICES -- (CONTINUED)
     1,800  * NOVA CORP (GEORGIA)           $   50,287
    66,600    OMNICOM GROUP, INC             5,931,562
     1,000  * ON ASSIGNMENT, INC                30,500
        40  * OPUS360 CORP                         147
     1,000  * PAREXEL INTERNATIONAL CORP         9,562
       800  * PEGASUS SOLUTIONS, INC             8,700
       800  * PHARMACEUTICAL PRODUCT
               DEVELOPMENT, INC                 16,800
     1,000  * PREPAID LEGAL SERVICES, INC       29,875
       600  * PROBUSINESS SERVICES, INC         15,937
       100  * PROFESSIONAL DETAILING, INC        3,406
     1,550  * PROFIT RECOVERY GROUP
              INTERNATIONAL, INC                25,768
     5,182  * QUINTILES TRANSNATIONAL CORP      73,195
       400  * REDBACK NETWORKS, INC             71,200
     1,100    REGIS CORP                        13,750
       600  * RENAISSANCE WORLDWIDE, INC           937
     1,000  * RENT WAY, INC                     29,187
     1,400  * RENT-A-CENTER, INC                31,500
     8,100  * ROBERT HALF INTERNATIONAL, INC   230,850
     1,200    ROLLINS, INC                      17,850
    12,600    SERVICEMASTER CO                 143,325
     2,100  * SITEL CORP                        10,368
     2,000  * SNYDER COMMUNICATIONS, INC        47,500
     1,800    SOTHEBY'S HOLDINGS, INC (CLASS A) 31,500
       800  * STAFF LEASING, INC                 2,850
       300  * STAFFMARK, INC                     2,006
       300  * STARTEK, INC                      15,112
       300    STRAYER EDUCATION, INC             7,200
       200  * SUPERIOR CONSULTANT HOLDINGS CORP    950
     1,250  * SYLVAN LEARNING SYSTEMS, INC      17,187
       400    TEJON RANCH CO                     9,025
     1,000  * TELETECH HOLDINGS, INC            31,062
     1,500  * TETRA TECH, INC                   34,312
     1,000  * THEGLOBE.COM, INC                  1,718
     2,500  * TMP WORLDWIDE, INC               184,531
     1,200    TRUE NORTH COMMUNICATIONS, INC    52,800
       700  * UNITED RENTALS, INC               11,987
       100  * URS CORP                           1,525
        40  * US INTERACTIVE, INC                  517
     2,600  * VALASSIS COMMUNICATIONS, INC      99,125
     1,200  * VALENCE TECHNOLOGY, INC           22,125
     3,400  * VERTICALNET, INC                 125,587
       500  * WACKENHUT CORP SERIES A            6,468
     1,000  * WACKENHUT CORRECTIONS CORP         7,500
       600  * WEST TELESERVICES CORP            15,187
       300  * XCEED, INC                         2,737
     1,600    YOUNG & RUBICAM, INC              91,500
                                           -----------
              TOTAL BUSINESS SERVICES       15,054,765
                                           -----------

CONSTRUCTION AND REAL ESTATE -- 2.09%

BUILDING MATERIALS -- 1.57%
       800    AMCOL INTERNATIONAL CORP          13,200
     1,000    APOGEE ENTERPRISES, INC            3,531
       200    CARBO CERAMICS, INC                7,025
       400    CENTEX CONSTRUCTION PRODUCTS,
               INC                               9,075
       700  * COMFORT SYSTEMS U.S.A., INC        2,800
    29,915    CORNING, INC                   8,073,310
     1,600  * DAL-TILE INTERNATIONAL, INC       13,200
       300  * DEPARTMENT 56, INC                 3,300
       200  * DUPONT PHOTOMASKS, INC            13,700
     1,000    ELCOR CORP                        23,000
     1,525  * ENCOMPASS SERVICES CORP            8,768
     1,000    FERRO CORP                        21,000
       700    FLORIDA ROCK INDUSTRIES, INC      24,937
   105,800    HOME DEPOT, INC                5,283,387
       700  * INTEGRATED ELECTRICAL SERVICES,
               INC                               3,587
       300    LIBBEY, INC                        9,637
       100    LILLY INDUSTRIES, INC (CLASS A)    3,006
    15,700    LOWE'S COS, INC                  644,681
     2,600  * QUANTA SERVICES, INC             143,000
       600    VALSPAR CORP                      20,250
       500    WATSCO, INC                        6,250
                                           -----------
                                            14,330,644
                                           -----------

CONSTRUCTION -- 0.50%
       900  * BLOUNT INTERNATIONAL, INC          6,918
     1,200    CENTEX CORP                       28,200
       100  * CROSSMAN COMMUNITIES, INC          1,650
     1,700  * DYCOM INDUSTRIES, INC             78,200
       300    HON INDUSTRIES, INC                7,050
       200    HORTON (D.R.), INC                 2,712
     1,000  * INSITUFORM TECHNOLOGIES, INC
               (CLASS A)                        27,125
       200    KAUFMAN & BROAD HOME CORP          3,962
     1,650  * MASTEC, INC                       63,009
     3,500    MILLER (HERMAN), INC              90,562
   164,845    NEWELL RUBBERMAID, INC         4,244,758
       400  * NVR, INC                          22,800
       600    STANDARD-PACIFIC CORP              6,000
       300  * TOLL BROTHERS, INC                 6,150
                                           -----------
                                             4,589,096
                                           -----------


44  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

REAL ESTATE -- 0.02%
     2,700  * CATELLUS DEVELOPMENT CORP      $  40,500
       400  * CB RICHARD ELLIS SERVICES
               GROUP, INC                        3,650
     1,800  * FAIRFIELD COMMUNITIES, INC        14,175
       600    FOREST CITY ENTERPRISES, INC
               (CLASS A)                        20,025
       466  * INSIGNIA FINANCIAL GROUP, INC      4,660
     1,400  * JONES LANG LA SALLE               18,725
       100  * PINNACLE HOLDINGS, INC             5,400
     1,000    STEWART ENTERPRISES, INC
               (CLASS A)                         3,531
     1,200  * TRAMMELL CROW CO                  12,900
                                           -----------
                                               123,566
                                           -----------
              TOTAL CONSTRUCTION AND
               REAL ESTATE                  19,043,306
                                           -----------

CONSUMER DURABLE -- 15.00%

HOME APPLIANCES AND FURNISHINGS -- 14.56%
       400  * ACTEL CORP                        18,250
       500  * ACTION PERFORMANCE COS, INC        3,625
       400  * ADVANCED ENERGY INDUSTRIES, INC   23,575
       400  * ADVANCED MICRO DEVICES, INC       30,900
       900  * AEROFLEX, INC                     44,718
     1,500  * ALPHA INDUSTRIES, INC             66,093
     6,700  * ALTEON WEBSYSTEMS, INC           670,418
     8,100  * ALTERA CORP                      825,693
     3,100  * AMERICAN POWER CONVERSION CORP   126,518
       600  * AMERICAN SUPERCONDUCTOR CORP      28,950
       700  * AMERICAN XTAL TECHNOLOGY, INC     30,275
     3,900  * AMKOR TECHNOLOGY, INC            137,718
     1,600  * AMPHENOL CORP (CLASS A)          105,900
     1,300  * ANADIGICS, INC                    44,281
   111,600  * ANALOG DEVICES, INC            8,481,600
    53,396  * APPLIED MICRO CIRCUITS CORP    5,272,855
     1,600  * ARTESYN TECHNOLOGIES, INC         44,500
    53,600  * ATMEL CORP                     1,976,500
     5,200  * BED BATH & BEYOND, INC           188,500
       800  * BENCHMARK ELECTRONICS, INC        29,250
       300    BMC INDUSTRIES, INC                1,218
     7,050  * BOOKHAM TECHNOLOGY PL
               (SPONS ADR)                     417,712
     1,000  * BOYDS COLLECTION LTD               8,500
     5,000  * BROADCOM CORP (CLASS A)        1,094,687
     1,850  * BURR BROWN CORP                  160,371
       200  * CATAPULT COMMUNICATIONS CORP       2,012
     8,100  * CONEXANT SYSTEMS, INC            393,862
     1,200  * CREE, INC                        160,200
     1,200    CTS CORP                          54,000
     2,900  * CYPRESS SEMICONDUCTOR CORP       122,525
     2,800    DALLAS SEMICONDUCTOR CORP        114,100
       400  * EMCORE CORP                       48,000
     1,500  * E-TEK DYNAMICS, INC              395,718
     1,650    ETHAN ALLEN INTERIORS, INC        39,600
     1,800  * FURNITURE BRANDS INTERNATIONAL,
               INC                              27,225
     1,275  * GENERAL SEMICONDUCTOR, INC        18,806
   102,400    GILLETTE CO                    3,577,600
     2,200  * HA-LO INDUSTRIES, INC             12,375
       600    HAVERTY FURNITURE COS, INC         5,100
     1,100    HELIX TECHNOLOGY CORP             42,900
       200  * HI/FN, INC                         8,875
       700  * HUTCHINSON TECHNOLOGY, INC         9,975
     9,743  * INFINEON TECHNOLOGIES AG. ADR    772,132
       400    INNOVEX, INC                       3,900
   385,258    INTEL CORP                    51,504,178
     1,200  * INTERNATIONAL RECTIFIER CORP      67,200
     4,900  * JABIL CIRCUIT, INC               243,162
    76,284  * JDS UNIPHASE CORP              9,144,544
       600  * KEMET CORP                        15,037
     1,400  * KOPIN CORP                        96,950
       500  * LASERSIGHT, INC                    1,906
     2,100  * LATTICE SEMICONDUCTOR CORP       145,162
       400    LA-Z-BOY, INC                      5,600
    14,000    LINEAR TECHNOLOGY CO             895,125
     1,700  * LINENS' N THINGS, INC             46,112
    98,100  * LSI LOGIC CORP                 5,309,662
    12,900  * MAXIM INTEGRATED PRODUCTS, INC   876,393
       500  * MAXWELL TECHNOLOGIES, INC          6,750
     3,100    MAYTAG CO                        114,312
     1,100    METHODE ELECTRONICS, INC
               (CLASS A)                        42,487
     2,400  * MICREL, INC                      104,250
     3,400  * MICROCHIP TECHNOLOGY, INC        198,103
     3,400  * MICRON TECHNOLOGY, INC           299,412
     1,400  * MMC NETWORKS, INC                 74,812
     1,700    MOLEX, INC                        81,812
     4,500    MURATA MANUFACTURING CO LTD      647,346
       100  * NAVARRE CORP                         131
     1,100  * NEOMAGIC CORP                      3,334
     3,600  * NEW FOCUS, INC                   295,650
     1,600  * NVIDIA CORP                      101,700
       500  * PARKERVISION, INC                 25,218
     1,000  * PHOTRONICS, INC                   28,375
     3,900    PIER 1 IMPORTS, INC               38,025
       800  * PLEXUS CORP                       90,400
       600  * PLX TECHNOLOGY, INC               24,900
    15,500  * PMC-SIERRA, INC                2,754,156
     1,000  * POWER INTEGRATIONS, INC           23,562
       900  * POWER-ONE, INC                   102,543

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 45

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

HOME APPLIANCES AND FURNISHINGS -- (CONTINUED)
     3,300  * QLOGIC CORP                 $    218,006
     3,800  * RAMBUS, INC                      391,400
       600  * RESTORATION HARDWARE, INC          3,300
     2,300  * RF MICRO DEVICES, INC            201,537
       700  * S3, INC                           10,325
       400  * SALTON, INC                       14,750
    52,144  * SANMINA CORP                   4,458,312
     1,100  * SAWTEK, INC                       63,318
    60,246  * SCG HOLDING CORP               1,317,881
     3,500  * SCI SYSTEMS, INC                 137,156
       900  * SCP POOL CORP                     21,150
     2,200  * SDL, INC                         627,412
     1,500  * SEMTECH CORP                     114,726
       200  * SILICONIX, INC                    13,500
       400  * SIMPSON MANUFACTURING CO, INC     19,125
       900  * SIPEX CORP                        24,918
   140,662  * SOLECTRON CORP                 5,890,221
       600    TECHNITROL, INC                   58,125
   202,894    TEXAS INSTRUMENTS, INC        13,936,281
     2,200  * TITAN CORP                        98,450
     1,800  * TRANSWITCH CORP                  138,937
     1,500  * TRIQUINT SEMICONDUCTOR, INC      143,531
     1,000  * VARIAN SEMICONDUCTOR
               EQUIPMENT ASSOCIATES, INC        62,812
     7,500  * VITESSE SEMICONDUCTOR CORP       551,718
     1,900  * WILLIAMS-SONOMA, INC              61,631
    62,800  * XILINX, INC                    5,184,925
     1,000  * ZOMAX, INC                        13,125
                                          ------------
                                           132,826,393
                                          ------------

TEXTILE APPAREL AND ACCESSORIES -- 0.44%
     4,236  * ABERCROMBIE & FITCH CO
               (CLASS A)                        51,626
       800  * AMERICAN EAGLE OUTFITTERS,
               INC                              11,200
       900  * ANN TAYLOR STORES CORP            29,812
       100  * BEBE STORES, INC                     837
       200  * BUCKLE, INC                        2,350
       500    BURLINGTON COAT FACTORY
               WAREHOUSE CORP                    5,406
       200    CATO CORP (CLASS A)                2,325
       600  * CHICO'S FAS, INC                  12,000
       700  * CHILDREN'S PLACE RETAIL
               STORES, INC                      14,350
     1,700    CLAIRE'S STORES, INC              32,725
       200  * COLUMBIA SPORTSWEAR CO             5,375
       100  * DAVID'S BRIDAL, INC                1,156
       900    DEB SHOPS, INC                    11,250
       300  * FINISH LINE, INC (CLASS A)         2,456
       500  * FOOTSTAR, INC                     16,625
       500  * FOSSIL, INC                        9,718
    29,600    GAP, INC                         925,000
     1,000  * GENESCO, INC                      16,062
       200  * GUESS ?, INC                       2,800
     3,650    INTIMATE BRANDS, INC
               (CLASS A)                        72,087
     4,600  * JONES APPAREL GROUP, INC         108,100
    61,300 b* JUSTFORFEET, INC                       0
       100  * KENNETH COLE PRODUCTIONS, INC      4,000
       300    K-SWISS, INC (CLASS A)             4,781
       990    LIMITED, INC                      21,408
     1,200  * MEN'S WEARHOUSE, INC              26,775
       100  * MOHAWK INDUSTRIES, INC             2,175
       400    MOVADO GROUP, INC                  4,800
       700  * NAUTICA ENTERPRISES, INC           7,481
    52,800    NIKE, INC (CLASS B)            2,102,100
       900    NORDSTROM, INC                    21,712
     1,100  * OAKLEY, INC                       12,650
       600    ONEIDA LTD                        10,650
       300    OSHKOSH B'GOSH, INC (CLASS A)      4,912
     1,100  * PACIFIC SUNWEAR CALIFORNIA,
               INC                              20,625
       600  * POLO RALPH LAUREN CORP             8,550
       800  * QUIKSILVER, INC                   12,450
     1,800    ROSS STORES, INC                  30,712
        94  * SAMSONITE CORP                       423
       200  * SHOE CARNIVAL, INC                 1,250
       800  * STEIN MART, INC                    8,200
     1,500    STRIDE RITE CORP                   9,187
       100    TALBOTS, INC                       5,493
       400  * TIMBERLAND CO                     28,325
    13,600    TJX COS, INC                     255,000
       599  * TOO, INC                          15,237
       100  * TROPICAL SPORTSWEAR
               INTERNATIONAL CORP                1,750
       400  * URBAN OUTFITTERS, INC              3,525
       700    WARNACO GROUP, INC (CLASS A)       5,425
     1,700    WESTPOINT STEVENS, INC            18,912
       700  * WET SEAL, INC (CLASS A)            9,187
                                          ------------
                                             3,990,955
                                          ------------
              TOTAL CONSUMER DURABLE       136,817,348
                                          ------------

ENERGY -- 0.22%

OIL, GAS AND OTHER ENERGY SERVICES -- 0.22%
     1,200    ANADARKO PETROLEUM CORP           59,175
     1,900    APACHE CORP                      111,743
       300  * ATWOOD OCEANICS, INC              13,312
     1,400  * BARRETT RESOURCES CORP            42,612
       400  * BASIN EXPLORATION, INC             7,150

46  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

OIL, GAS AND OTHER ENERGY SERVICES -- (CONTINUED)
       800    BERRY PETROLEUM CO (CLASS A)  $   13,600
       200  * BJ SERVICES CO                    12,500
       800  * BROWN (TOM), INC                  18,450
       200    CABOT OIL & GAS CORP (CLASS A)     4,237
       200  * CAL DIVE INTERNATIONAL, INC       10,837
     1,400  * CHESAPEAKE ENERGY CORP            10,850
       300    CONSOL ENERGY, INC                 4,537
     1,700    CROSS TIMBERS OIL CO              37,612
     1,200    DEVON ENERGY CORP (NEW)           67,425
       900    DIAMOND OFFSHORE DRILLING, INC    31,612
        38 b* EAGLE GEOPHYSICAL, INC                 0
     2,400    ENRON CORP                       154,800
     1,700    ENSCO INTERNATIONAL, INC          60,881
       500  * EVERGREEN RESOURCES, INC          14,812
     1,100  * FOREST OIL CORP                   17,531
       684  * FRIEDE GOLDMAN HALTER, INC         6,113
     1,800  * GLOBAL INDUSTRIES LTD             33,975
     1,000  * GLOBAL MARINE, INC                28,187
     2,200  * GREY WOLF, INC                    11,000
    10,600    HALLIBURTON CO                   500,187
     2,200  * HANOVER COMPRESSOR CO             83,600
        32    KERR-MCGEE CORP                    1,886
     1,100  * MERIDIAN RESOURCE CORP             6,256
     2,600  * NABORS INDUSTRIES, INC           108,062
     1,300  * NEWFIELD EXPLORATION CO           50,862
       400    NOBLE AFFILIATES, INC             14,900
     2,600  * NOBLE DRILLING CORP              107,087
       100  * OCEANEERING INTERNATIONAL, INC     1,900
       700  * PLAINS RESOURCES, INC             11,200
     1,800    POGO PRODUCING CO                 39,825
       400  * PRIDE INTERNATIONAL, INC           9,900
     3,300  * R & B FALCON CORP                 77,756
       700  * STONE ENERGY CORP                 41,825
     1,200  * SYNTROLEUM CORP                   20,550
       400  * TRANSMONTAIGNE, INC                2,450
     1,000    USX-MARATHON GROUP, INC           25,062
       800    VASTAR RESOURCES, INC             65,700
     1,700    VINTAGE PETROLEUM, INC            38,356
       500    WD-40 CO                          10,375
       700  * WEATHERFORD INTERNATIONAL, INC    27,868
                                            ----------
              TOTAL ENERGY                   2,018,558
                                           -----------

FINANCE -- 2.04%

BANKS, SAVINGS AND LOANS -- 0.92%
       200    ALABAMA NATIONAL BANCORP           3,962
       100    BANCFIRST OHIO CORP                1,637
       300    BANK OF GRANITE CORP               6,862
       200  * BOK FINANCIAL CORP                 3,512
       400    BRENTON BANKS, INC                 5,550
       100    BT FINANCIAL CORP                  1,725
       500    CAPITOL FEDERAL FINANCIAL          5,531
       100    CATHAY BANCORP, INC                4,637
       740  * CENTENNIAL BANCORP                 6,428
       100    CENTURA BANKS, INC                 3,393
     1,000    CHITTENDEN CORP                   24,437
    45,550    CITIGROUP, INC                 2,744,387
       500    CITIZENS BANKING CORP
               (MICHIGAN)                        8,117
       700    COMMERCE BANCORP, INC             32,200
     1,700    COMMUNITY FIRST BANKSHARES, INC   27,731
       700    CVB FINANCIAL CORP                11,068
       400    F & M NATIONAL CORP                8,400
       100    FARMERS CAPITAL BANK CORP          3,037
       200    FCNB CORP                          3,612
     7,750    FIFTH THIRD BANCORP              490,187
     1,200    FIRST BANCORP (PUERTO RICO)       22,275
     1,530    FIRST FINANCIAL BANCORP           30,121
       300    FIRST FINANCIAL HOLDINGS, INC      4,125
       100    FIRST MIDWEST BANCORP, INC         2,325
       300    FIRST SOURCE CORP                  4,706
       300    FIRST TENNESSEE NATIONAL CORP      4,968
   103,900    FIRSTAR CORP                   2,188,393
       500    FRONTIER FINANCIAL CORP            9,187
       220    GLACIER BANCORP, INC               2,901
       100    GREAT SOUTHERN BANCORP             1,737
       400    GREATER BAY BANCORP               18,700
       700  * HAMILTON BANCORP, INC             12,250
       500    HUDSON RIVER BANCORP, INC          5,937
     1,868    HUDSON UNITED BANCORP             41,913
     1,049  * IMPERIAL BANCORP                  16,390
       500    INDEPENDENT BANK CORP              5,656
       400    IRWIN FINANCIAL CORP               5,775
    31,875    MBNA CORP                        864,609
       800    MERCHANTS NEW YORK BANCORP, INC   13,750
       200    MISSISSIPPI VALLEY BANCSHARES      4,850
     3,600    NATIONAL COMMERCE BANCORP         57,825
       310    NATIONAL PENN BANCSHARES, INC      6,393
     2,500    NORTHERN TRUST CORP              162,656
         2    OLD NATIONAL BANCORP                  58
       100    OMEGA FINANCIAL CORP               2,525
       500    ORIENTAL FINANCIAL GROUP           7,218
     1,000    PACIFIC CAPITAL BANCORP           25,062
       300    PARK NATIONAL CORP                27,225
     6,450    PROVIDIAN FINANCIAL CORP         580,500
       400    QUEENS COUNTY BANCORP, INC         7,375

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 47

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

BANKS, SAVINGS AND LOANS -- (CONTINUED)
       100    R&G FINANCIAL CORP (CLASS B)  $      793
       100    REPUBLIC BANCORP, INC
               (KENTUCKY)                        1,006
        25    ROSLYN BANCORP, INC                  415
     1,100    S & T BANCORP, INC                20,075
     2,364  * S1 CORP                           55,110
       200    SANDY SPRING BANCORP, INC          4,087
       315    SHORELINE FINANCIAL CORP           3,740
     2,752    SKY FINANCIAL GROUP, INC          43,860
       652    SOUTH FINANCIAL GROUP, INC         9,454
     1,200  * SOUTHWEST BANCORP OF TEXAS, INC   24,900
     3,300    STATE STREET CORP                350,006
     1,100    STERLING BANCSHARES, INC          11,893
       200    STERLING FINANCIAL CORP            3,962
     5,750    SYNOVUS FINANCIAL CORP           101,343
       800    TEXAS REGIONAL BANCSHARES, INC
               (CLASS A)                        20,300
       700    TRUST CO OF NEW JERSEY            12,775
     2,300    TRUSTCO BANK CORP (NEW YORK)      28,750
       200    U.S.B. HOLDINGS CO, INC            2,825
     1,900    UNITED BANKSHARES, INC            34,556
     1,800    W HOLDING CO, INC                 14,850
       440    WEST COAST BANCORP (OREGON)        4,400
       100    WESTAMERICA BANCORP                2,612
     1,700    ZIONS BANCORP                     78,014
                                            ----------
                                             8,363,544
                                            ----------

CREDIT AND OTHER FINANCE -- 0.64%
     1,500  * ACNEILSEN CORP                    33,000
       100  * ALEXANDERS, INC                    7,325
       300    ALEXANDRIA REAL ESTATE
               EQUITIES, INC                    10,293
     1,300    ALLIED CAPITAL CORP               22,100
    35,400    AMERICAN EXPRESS CO            1,845,225
     3,400  * AMERICREDIT CORP                  57,800
     9,800    ASSOCIATES FIRST CAPITAL CORP    218,662
     2,500    BOSTON PROPERTIES, INC            96,562
     9,000    CAPITAL ONE FINANCIAL CORP       401,625
     1,000    CHARLES E. SMITH RESIDENTIAL
                REALTY, INC                     38,000
       500    CHATEAU PROPERTIES, INC           14,125
       100    CHELSEA GCA REALTY, INC            3,456
     1,570  * CHOICEPOINT, INC                  69,865
       300  * COMPUCREDIT CORP                   9,000
     9,600  * CONCORD EFS, INC                 249,600
     1,100    COUSINS PROPERTIES, INC           42,350
       900    DORAL FINANCIAL CORP              10,293
       600    EAST WEST BANCORP, INC             8,625
     6,300    EQUIFAX, INC                     165,375
       200  * FEDERAL AGRICULTURE MORTGAGE
               CORP                              2,912
     6,500    FEDERAL NATIONAL MORTGAGE
               ASSOCIATION                     339,218
       400    FEDERAL REALTY INVESTMENT TRUST    8,000
       400  * FINANCIAL FEDERAL CORP             6,950
     1,500  * FINET.COM, INC                     1,031
       200    FINOVA GROUP, INC                  2,600
       600  * FIRSTPLUS FINANCIAL GROUP, INC       174
    19,300    FREDDIE MAC                      781,650
       200    GETTY REALTY HOLDINGS CORP         2,175
       700    HEALTH CARE PROPERTY INVESTORS,
               INC                              19,075
     2,619    HOUSEHOLD INTERNATIONAL, INC     108,852
       500  * IMC MORTGAGE CO                       25
     3,717    ISTAR FINANCIAL, INC              77,824
       200    MANUFACTURED HOME COMMUNITIES,
               INC                               4,787
       300    MEDALLION FINANCIAL CORP           4,631
     4,500    MEDITRUST CORP PAIRED             16,875
     2,550    METRIS COS, INC                   64,068
    35,273  * METROPOLITAN LIFE INSURANCE CO   742,937
       100    MID-STATE BANCSHARES               2,725
       600    MILLS CORP                        11,287
       500    NATIONAL GOLF PROPERTIES, INC     10,562
     1,200  * NETBANK, INC                      14,925
       300  * NEXTCARD, INC                      2,550
       300    PENNSYLVANIA REAL ESTATE
               INVESTMENT TRUST                  5,137
       500  * SIERRACITIES.COM, INC              1,875
     7,200    SLM HOLDINGS CORP                269,550
       500  * TELESCAN, INC                      3,656
       800    TOWN & COUNTRY TRUST              13,750
       800  * VENTAS, INC                        2,550
     1,300    WASHINGTON REAL ESTATE
               INVESTMENT TRUST                 23,237
       300    WEINGARTEN REALTY INVESTORS,
               INC                              12,112
                                            ----------
                                             5,860,981
                                            ----------

INSURANCE -- 0.16%
     2,300    AFLAC, INC                       105,656
     7,262    AMERICAN INTERNATIONAL GROUP,
               INC                             853,285
       600    BLANCH (E.W.) HOLDINGS, INC       12,187
       500    BROWN & BROWN, INC                26,000
     1,500    CRAWFORD & CO (CLASS B)           16,500
     1,800  * FIRST HEALTH GROUP CORP           59,062
       300  * FPIC INSURANCE GROUP, INC          4,706
     1,700    GALLAGHER (ARTHUR J.) & CO        71,400
       300  * HEALTHAXIS, INC                    1,143
       600    HILB, ROGAL & HAMILTON CO         20,812
     1,300    HSB GROUP, INC                    40,462
     1,100  * MID ATLANTIC MEDICAL SERVICES,
               INC                              14,850

48  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

INSURANCE -- (CONTINUED)
     3,600  * OXFORD HEALTH PLANS, INC     $    85,725
       200  * PACIFICARE HEALTH SYSTEMS,
               INC (CLASS A)                    12,037
       400    PROGRESSIVE CORP                  29,600
       173    RADIAN GROUP, INC                  8,952
       100    REINSURANCE GROUP OF AMERICA,
               INC                               3,012
       100    STANCORP FINANCIAL GROUP, INC      3,212
       100  * TRIAD GUARANTY, INC                2,293
       400    UNITEDHEALTH GROUP, INC           34,300
       600  * WELLPOINT HEALTH NETWORKS,
               INC                              43,462
                                           -----------
                                             1,448,656
                                           -----------

SECURITIES AND COMMODITIES -- 0.32%
     1,000  * AFFILIATED MANAGERS GROUP,
               INC                              45,500
     2,500  * AMERITRADE HOLDINGS CORP
               (CLASS A)                        29,062
     9,490  * E TRADE GROUP, INC               156,585
     1,400    EATON VANCE CORP                  64,750
     2,600    FEDERATED INVESTORS, INC          91,162
     4,000    FRANKLIN RESOURCES, INC          121,500
       900  * FRIEDMAN, BILLINGS, RAMSEY
               GROUP, INC                        7,312
       600  * INVESTMENT TECHNOLOGY GROUP,
               INC                              23,700
     1,200    INVESTORS FINANCIAL SERVICES
               CORP                             47,625
       500    JOHN NUVEEN CO (CLASS A)          20,968
     3,300  * KNIGHT TRADING GROUP              98,381
       600    MORGAN KEEGAN, INC                 8,850
       500  * NATIONAL DISCOUNT BROKERS
               GROUP, INC                       15,937
     1,100  * PIONEER GROUP, INC                46,612
     4,600    PRICE (T. ROWE) ASSOCIATES,
               INC                             195,500
     1,500    RAYMOND JAMES FINANCIAL CORP      33,750
    50,862    SCHWAB (CHARLES) CORP          1,710,234
       680    SOUTHWEST SECURITIES GROUP,
               INC                              25,330
       200    THE GOLDMAN SACHS GROUP, INC      18,975
     1,200    UNITED ASSET MANAGEMENT CORP      28,050
     3,767    WADDELL & REED FINANCIAL, INC
               (CLASS A)                       123,604
                                           -----------
                                             2,913,387
                                           -----------
              TOTAL FINANCE                 18,586,568
                                           -----------

FOODS AND RELATED -- 2.67%

BEVERAGES, OTHER FOOD PRODUCTS -- 2.50%
       520  * 7-ELEVEN, INC                      7,150
     3,600    ALBERTSONS, INC                  119,700
       900  * AMERICAN ITALIAN PASTA CO
               (CLASS A)                        18,618
     5,900    ANHEUSER-BUSCH COS, INC          440,656
     1,000    APPLEBEES INTERNATIONAL, INC      30,312
     1,500    AVADO BRANDS, INC                  2,250
       900  * BERINGER WINE ESTATES
               HOLDINGS, INC (CLASS B)          31,781
     6,600    BESTFOODS, INC                   457,050
     1,600  * CADIZ, INC                        12,800
     8,100    CAMPBELL SOUP CO                 235,912
       100  * CANANDAIGUA BRANDS, INC
               (CLASS A)                         5,043
     1,300  * CEC ENTERTAINMENT, INC            33,312
       200  * CENTRAL GARDEN & PET CO            1,793
     1,760    CKE RESTAURANTS, INC               5,280
       100    COCA COLA BOTTLING CO
               CONSOLIDATED                      4,550
   118,800    COCA COLA CO                   6,823,575
    10,800    COCA COLA ENTERPRISES, INC       176,175
       687  * CONSOLIDATED PRODUCTS, INC         6,183
       400  * DAVE & BUSTERS, INC                2,500
     1,600  * DEL MONTE FOODS CO                10,900
     1,700    DELTA & PINE LAND CO              42,606
       600    DREYERS GRAND ICE CREAM, INC      12,600
       300    EARTHGRAINS CO                     5,831
       500    FLOWERS INDUSTRIES, INC            9,968
     6,500    GENERAL MILLS, INC               248,625
       600  * GRAND UNION CO                       318
     1,200  * HAIN CELESTIAL GROUP, INC         44,025
     4,100    HEINZ (H.J.) CO                  179,375
       500    HERSHEY FOODS CORP                24,250
       600  * HINES HORTICULTURE, INC            4,087
       600  * IHOP CORP (NEW)                   10,050
     1,100  * INTERNATIONAL HOME FOODS, INC     23,031
     1,700  * JACK IN THE BOX, INC              41,862
     1,000    KEEBLER FOODS CO                  37,125
     4,500    KELLOGG CO                       133,875
    38,000  * KROGER CO                        838,375
     1,100    LANCE, INC                         9,900
    28,800    MCDONALD'S CORP                  948,600
       540    MORRISON MANAGEMENT
               SPECIALISTS, INC                 15,221
       600  * NPC INTERNATIONAL, INC             5,381
       200  * O'CHARLEY'S, INC                   2,725
     2,850  * OUTBACK STEAKHOUSE, INC           83,362
       100  * P.F. CHANGS CHINA BISTRO, INC      3,193
       900  * PAPA JOHN'S INTERNATIONAL,
               INC                              22,050
     4,400    PEPSI BOTTLING GROUP, INC        128,425
    65,800    PEPSICO, INC                   2,923,987
       300  * PERFORMANCE FOOD GROUP CO          9,600
     1,600    PILGRIMS PRIDE CORP (CLASS B)     11,400

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 49

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                        VALUE
--------------------------------------------------------------------------------

BEVERAGES, OTHER FOOD PRODUCTS -- (CONTINUED)
       800 b* PLANET HOLLYWOOD, INC (CLASS A) $         8
     2,700    QUAKER OATS CO                      202,837
     2,700    RALSTON PURINA CO                    53,831
       100    RIVIANA FOODS, INC                    1,743
     2,000    RUBY TUESDAY, INC                    25,125
   136,700  * SAFEWAY, INC                      6,168,587
    36,300    SARA LEE CORP                       701,043
     1,700  * SMITHFIELD FOODS, INC                47,706
       950    SODEXHO MARRIOTT SERVICES, INC       15,200
       900  * SONIC CORP                           26,437
     8,300  * STARBUCKS CORP                      316,956
    12,800    SYSCO CORP                          539,200
     1,150  * THE CHEESECAKE FACTORY CO            31,625
       342    TOOTSIE ROLL INDUSTRIES, INC         11,970
       600  * TRIARC COS, INC                      12,300
     3,460  * TRICON GLOBAL RESTAURANTS, INC       97,745
       300  * UNITED NATURAL FOODS, INC             4,125
       400    UNIVERSAL FOODS CORP                  7,400
       700  * VETERINARY CENTERS OF AMERICA, INC    9,625
     2,500    VIAD CORP                            68,125
     1,260  * VLASIC FOODS INTERNATIONAL, INC       2,047
     1,700    WHITMAN CORP                         21,037
     1,100  * WHOLE FOODS MARKET, INC              45,443
     1,050  * WILD OATS MARKETS, INC               13,190
     2,000    WRIGLEY (WM) JR CO                  160,375
                                              -----------
                                               22,829,067
                                              -----------

TOBACCO -- 0.17%
    55,400    PHILIP MORRIS COS, INC            1,471,562
     1,500    RJR REYNOLDS TOBACCO HOLDINGS,
               INC                                 41,906
     2,900    UST, INC                             42,593
       200    VECTOR GROUP LTD                      2,950
                                              -----------
                                                1,559,011
                                              -----------
              TOTAL FOODS AND RELATED          24,388,078
                                              -----------

HEALTH -- 14.89%

DRUGS AND PHARMACEUTICALS -- 13.06%
    67,900    ABBOTT LABORATORIES CO            3,025,793
     1,100  * ABGENIX, INC                        131,845
       200  * ALBANY MOLECULAR RESEARCH, INC       10,887
       500  * ALGOS PHARMACEUTICAL CORP             7,625
     2,200  * ALKERMES, INC                       103,675
        20  * ALLERGAN SPECIALTY THERAPEUTICS,
               INC (CLASS A)                          361
     6,100    ALLERGAN, INC                       454,450
     1,100    ALPHARMA, INC (CLASS A)              68,475
     4,100  * ALZA CORP                           242,412
   140,825    AMERICAN HOME PRODUCTS CORP       8,273,468
     2,300  * AMERISOURCE HEALTH CORP (CLASS A)    71,300
    88,300  * AMGEN, INC                        6,203,075
     1,600  * ANDRX CORP                          102,274
       400  * ANESTA CORP                           9,950
       700  * AVIRON, INC                          21,612
       900  * BARR LABORATORIES, INC               40,331
     3,675    BERGEN BRUNSWIG CORP (CLASS A)       20,212
       700    BINDLEY WESTERN INDUSTRIES, INC      18,506
     7,000  * BIOGEN, INC                         451,500
       700  * BIOMATRIX, INC                       15,837
     2,300  * BIO-TECHNOLOGY GENERAL CORP          30,331
    92,100    BRISTOL MYERS SQUIBB CO           5,364,825
   161,305    CARDINAL HEALTH, INC             11,936,570
     8,900  * CAREMARK RX, INC                     60,631
       700  * CELL PATHWAYS, INC                   16,450
     1,400  * CEPHALON, INC                        83,825
       400  * CHATTEM, INC                          5,475
       500  * CHIREX, INC                          10,000
     2,100  * CHIRON CORP                          99,750
       700  * COLUMBIA LABORATORIES, INC            4,025
     1,100  * COR THERAPEUTICS, INC                93,843
       800  * CORIXA CORP                          34,350
       600  * COULTER PHARMACEUTICALS, INC         12,300
        35  * CRESCENDO PHARMACEUTICALS CORP          704
    17,900    CVS CORP                            716,000
       300    DIAGNOSTIC PRODUCTS CORP              9,600
       900  * DUANE READE, INC                     23,175
       900  * DURA PHARMACEUTICALS, INC            12,937
       700  * DURAMED PHARMACEUTICALS, INC          3,806
       493  * ELAN CORP PLC ADR                    23,879
     1,700  * ENZON, INC                           72,250
     3,800  * FOREST LABORATORIES, INC            383,800
       400  * GELTEX PHARMACEUTICALS, INC           8,175
     6,900  * GENENTECH, INC                    1,186,800
     1,200  * GENZYME CORP (GENERAL DIVISION)      71,325
        45  * GENZYME SURGICAL PRODUCTS               447
         8  * GENZYME-MOLECULAR ONCOLOGY              111
     1,965  * GILEAD SCIENCES, INC                139,760
    72,000    GLAXO WELLCOME PLC (SPONS ADR)    4,162,500
    55,880  * GUILFORD PHARMACEUTICALS, INC       841,692
       900  * HEMISPHERX BIOPHARMA, INC             5,062
     2,500  * HUMAN GENOME SCIENCES, INC          333,437
     3,100    ICN PHARMACEUTICALS, INC             86,218
     1,800  * ICOS CORP                            79,200
     2,000  * IDEC PHARMACEUTICALS CORP           234,625
     1,600  * IDEXX LABORATORIES, INC              36,600
       300  * IGEN INTERNATIONAL, INC               4,968


50  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                        VALUE
--------------------------------------------------------------------------------

DRUGS AND PHARMACEUTICALS -- (CONTINUED)
     1,400  * IMCLONE SYSTEMS, INC          $    107,012
    10,400  * IMMUNEX CORP                       514,150
       700  * INHALE THERAPEUTIC SYSTEMS          71,028
       300  * INVITROGEN CORP                     22,560
     1,500  * ISIS PHARMACEUTICALS, INC           21,750
     4,400  * IVAX CORP                          182,600
    67,733    JOHNSON & JOHNSON CO             6,900,299
     2,550    JONES PHARMACEUTICAL, INC          101,840
     2,032  * KING PHARMACEUTICALS, INC           89,154
       400  * KV PHARMACEUTICAL CO (CLASS B)      10,875
     2,200  * LIGAND PHARMACEUTICALS CO
               (CLASS A)                          29,012
    91,165    LILLY (ELI) & CO                 9,105,104
     5,621    MCKESSON HBOC, INC                 117,689
     1,250  * MEDICIS PHARMACEUTICAL CORP
               (CLASS A)                          71,250
     8,625  * MEDIMMUNE, INC                     638,250
   217,879    MERCK & CO, INC                 16,694,978
     4,200  * MILLENNIUM PHARMACEUTICALS, INC    469,875
     4,900    MYLAN LABORATORIES, INC             89,425
     1,000    NATURES SUNSHINE PRODUCTS, INC       7,000
     1,000  * NCS HEALTHCARE, INC (CLASS A)          750
     2,000  * NU SKIN ENTERPRISES, INC
              (CLASS A)                           11,500
     1,800    OMNICARE, INC                       16,312
     1,350  * ORGANOGENESIS, INC                  15,440
       500  * PATHOGENESIS CORP                   13,000
   535,325    PFIZER, INC                     25,695,600
       700  * PHARMACYCLICS, INC                  42,700
       200  * PRIORITY HEALTHCARE CORP
               (CLASS B)                          14,862
       300  * PROTEIN DESIGN LABORATORIES,
               INC                                49,485
       600  * SAFESCIENCE, INC                     3,150
       600  * SANGSTAT MEDICAL CORP               17,325
       500  * SCHEIN PHARMACEUTICAL, INC          10,812
   200,598    SCHERING-PLOUGH CORP            10,130,199
     3,300  * SEPRACOR, INC                      398,062
       800  * SICOR, INC                           6,400
     1,000  * SUPERGEN, INC                       36,250
       400  * SYNCOR INTERNATIONAL CORP           28,800
     1,000  * TECHNE CORP                        130,000
     1,100  * THERAGENICS CORP                     9,418
     1,000  * TRANSKARYOTIC THERAPIES, INC        36,750
     1,800  * TRIANGLE PHARMACEUTICALS, INC       16,312
     1,133  * VENTIV HEALTH, INC                  12,604
       200  * VERTEX PHARMACEUTICALS, INC         21,075
       800  * VICAL, INC                          15,400
    46,200    WALGREEN CO                      1,487,062
     4,100  * WATSON PHARMACEUTICALS, INC        220,375
       300    WEST PHARMACEUTICAL SERVICES,
               INC                                 6,487
                                            ------------
                                             119,153,015
                                            ------------

MEDICAL EQUIPMENT AND SUPPLIES -- 1.52%
       700  * ACUSON CORP                          9,450
       800  * AFFYMETRIX, INC                    132,100
    19,081  * AGILENT TECHNOLOGIES, INC        1,407,223
       400  * APPLIED ANALYTICAL INDUSTRIES,
               INC                                 3,837
       300    ARROW INTERNATIONAL, INC            10,050
     1,400    BAUSCH & LOMB, INC                 108,325
     2,900    BAXTER INTERNATIONAL, INC          203,906
     1,300    BECKMAN COULTER, INC                75,887
     7,700    BECTON DICKINSON & CO              220,893
     4,800    BIOMET, INC                        184,500
    12,200  * BOSTON SCIENTIFIC CORP             267,637
       300  * BRITESMILE, INC                      1,350
       200  * CLOSURE MEDICAL CORP                 4,600
     1,600  * COGNEX CORP                         82,800
       100    COHU, INC                            2,696
       800  * CONMED CORP                         20,700
       700    COOPER COS, INC                     25,462
     2,000  * CREDENCE SYSTEMS CORP              110,375
       700  * CYBERONICS, INC                      8,400
     1,600  * CYTYC CORP                          85,400
       100    DATASCOPE CORP                       3,600
       400    DENTSPLY INTERNATIONAL, INC         12,325
     1,200  * DIONEX CORP                         32,100
       200  * ECLIPSE SURGICAL TECHNOLOGIES,
               INC                                   875
     1,880  * EDWARDS LIFESCIENCES CORP           34,780
     1,035  * ENZO BIOCHEMICAL, INC               71,415
       900  * GENRAD, INC                          8,100
       400  * GLIATECH, INC                        8,100
    29,316  * GUIDANT CORP                     1,451,142
       900  * HAEMONETICS CORP                    18,900
       500  * HANGER ORTHOPEDIC GROUP, INC         2,468
       400  * IMPATH, INC                         21,700
       400    INVACARE CORP                       10,500
     5,300  * KLA-TENCOR CORP                    310,381
     2,100  * LTX CORP                            73,368
       900  * MECHANICAL TECHNOLOGY, INC          13,500
     1,600  * MEDICAL MANAGER CORP                54,500
   119,568    MEDTRONIC, INC                   5,955,981
       800    MENTOR CORP                         21,750
     1,700  * METTLER-TOLEDO INTERNATIONAL,
               INC                                68,000
     2,100    MILLIPORE CORP                     158,287
     1,000  * MINIMED, INC                       118,000
       300  * MKS INSTRUMENTS, INC                11,737
       400  * MOLECULAR DEVICES CORP              27,675

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 51

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                       VALUE
--------------------------------------------------------------------------------

MEDICAL EQUIPMENT AND SUPPLIES -- (CONTINUED)
       600  * NOVOSTE CORP                  $     36,600
       600  * OCULAR SCIENCES, INC                 7,050
       500  * OSTEOTECH, INC                       5,250
     9,500    PE CORP-PE BIOSYSTEMS GROUP        625,812
     1,000    PERKINELMER, INC                    66,125
     1,200  * RESMED, INC                         32,100
     1,300  * RESPIRONICS, INC                    23,400
     1,000  * SCOTT TECHNOLOGIES, INC             17,187
     1,200  * ST. JUDE MEDICAL, INC               55,050
     2,800  * STERIS CORP                         24,850
     6,500    STRYKER CORP                       284,375
     2,000  * SUMMIT TECHNOLOGY, INC              37,750
     1,600  * SUNRISE TECHNOLOGIES
               INTERNATIONAL, INC                 16,000
     4,700  * SYBRON INTERNATIONAL CORP           93,118
       200    TELEFLEX, INC                        7,150
     6,800  * TERADYNE, INC                      499,800
       500  * THERMO CARDIOSYSTEMS, INC            5,000
       700  * THERMO ELECTRON CORP                14,743
       400  * THERMO INSTRUMENT SYSTEMS, INC       7,500
     1,200  * VARIAN, INC                         55,350
       500  * VEECO INSTRUMENTS, INC              36,625
       500  * VENTANA MEDICAL SYSTEMS, INC        11,750
     2,500  * VISX, INC                           70,156
     2,800  * WATERS CORP                        349,475
       800  * WESLEY JESSEN VISIONCARE, INC       30,050
                                            ------------
                                              13,867,041
                                            ------------

MEDICAL FACILITIES MANAGEMENT -- 0.31%
       100  * ACCREDO HEALTH, INC                  3,456
       800  * ADVANCE PARADIGM, INC               16,400
       200  * ALTERRA HEALTHCARE CORP                400
       500  * AMERICAN RETIREMENT CORP             2,781
       300  * AMERIPATH, INC                       2,662
       200  * CAREMATRIX CORP                        106
       100  * COVENTRY HEALTH CARE, INC            1,332
     1,000  * EXPRESS SCRIPTS, INC                62,125
    10,050  * HEALTH MANAGEMENT ASSOCIATES,
               INC (CLASS A) (NEW)               131,278
     1,948  * HEALTHSOUTH CORP                    14,001
     3,000    HOOPER HOLMES, INC                  24,000
     1,200  * LASER VISION CENTERS, INC            7,425
       900  * LCA-VISION, INC                      2,193
     1,100  * LIFEPOINT HOSPITALS, INC            24,475
     1,000  * LINCARE HOLDINGS, INC               24,625
       400  * MANOR CARE, INC                      2,800
       300  * MARINER POST-ACUTE NETWORK, INC         40
     1,800  * ORTHODONTIC CENTERS OF AMERICA,
               INC                                40,725
       300  * PEDIATRIX MEDICAL GROUP, INC         3,487
     1,800  * PHYCOR, INC                          1,125
       600  * PROVINCE HEALTHCARE CO              21,675
     2,000  * RENAL CARE GROUP, INC               48,906
       600  * RES-CARE, INC                        3,225
       800  * SUNRISE ASSISTED LIVING, INC        14,800
    83,800    TENET HEALTHCARE CORP            2,262,600
     3,301  * TOTAL RENAL CARE HOLDINGS, INC      19,806
       900  * TRIAD HOSPITALS, INC                21,768
       400  * UNIVERSAL HEALTH SERVICES, INC      26,200
     1,400  * US ONCOLOGY, INC                     7,000
       800 b* VENCOR, INC                             88
                                            ------------
                                               2,791,504
                                            ------------
              TOTAL HEALTH                   135,811,560
                                            ------------

INDUSTRIAL MACHINERY -- 8.50%

ELECTRICAL -- 4.84%
     1,500    AMETEK, INC                         26,250
       500  * ANICOM, INC                          1,875
     1,600  * ARGUSS COMMUNICATIONS, INC          30,200
       600    BALDOR ELECTRIC CO                  11,175
       500    BARNES GROUP, INC                    8,156
     1,000  * BRIGHTPOINT, INC                     8,656
     1,200    C&D TECHNOLOGIES, INC               67,800
       600  * CELLSTAR CORP                        1,668
     1,100  * ELECTRO SCIENTIFIC INDUSTRIES,
               INC                                48,434
       800  * ENERGIZER HOLDINGS, INC             14,600
       200    FRANKLIN ELECTRIC CO, INC           13,550
   826,661    GENERAL ELECTRIC CO             43,813,033
       200  * KENT ELECTRONICS CORP                5,962
       500  * KOMAG, INC                             875
       800  * LITTELFUSE, INC                     39,200
       300    LSI INDUSTRIES, INC                  4,556
     1,200  * RAYOVAC CORP                        26,850
       800    SLI, INC                             9,700
       900  * VICOR CORP                          31,331
       600  * WESCO INTERNATIONAL, INC             5,737
                                            ------------
                                              44,169,608
                                            ------------

OTHER INDUSTRIAL EQUIPMENT -- 3.66%
       400  * A.S.V., INC                          5,750
    36,638  * APPLIED MATERIALS, INC           3,320,318
     1,700    APPLIED POWER, INC (CLASS A)        56,950
       700  * ASTEC INDUSTRIES, INC               17,762
     1,000  * ASYST TECHNOLOGIES, INC             34,250
     1,100  * ATMI, INC                           51,150
       600  * AVIATION SALES CO                    3,712
     1,010    BAKER HUGHES, INC                   32,320
     3,700    BLACK & DECKER CORP                145,456


52  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                       VALUE
--------------------------------------------------------------------------------

OTHER INDUSTRIAL EQUIPMENT -- (CONTINUED)
       600    CMI CORP (CLASS A)            $      2,100
       200  * COOPER CAMERON CORP                 13,200
       400  * CUNO, INC                            9,250
     1,000    DONALDSON CO, INC                   19,750
       400  * DRIL-QUIP, INC                      18,700
       100  * ELECTROGLAS, INC                     2,150
       400  * FSI INTERNATIONAL, INC               8,675
       600    GRACO, INC                          19,500
       500  * GRANT PRIDECO, INC                  12,500
       500    IDEX CORP                           15,781
     1,200    JLG INDUSTRIES, INC                 14,250
       500    KAYDON CORP                         10,500
     4,300  * LAM RESEARCH CORP                  161,250
       700    LINCOLN ELECTRIC HOLDINGS CO         9,975
       500    LINDSAY MANUFACTURING CO             9,812
     1,050    MANITOWOC CO, INC                   28,087
     1,100  * MSC INDUSTRIAL DIRECT CO (CLASS A)  23,031
       300    NORDSON CORP                        15,187
   105,600  * NOVELLUS SYSTEMS, INC            5,973,000
     1,000  * PRESSTEK, INC                       16,312
     1,000  * PRI AUTOMATION, INC                 65,390
     1,300    ROPER INDUSTRIES, INC               33,312
       200    SAUER-DANFOSS, INC                   1,975
       200  * SILICON VALLEY GROUP, INC            5,175
       900  * SMITH INTERNATIONAL, INC            65,531
       700  * SPECIALTY EQUIPMENT COS, INC        18,987
       313  * SPEEDFAM-IPEC, INC                   5,692
       200    STANDEX INTERNATIONAL CORP           3,175
       400    TENNANT CO                          15,000
       900  * TEREX CORP                          12,712
   487,106    TYCO INTERNATIONAL LTD          23,076,646
       800  * ULTRATECH STEPPER, INC              11,900
                                            ------------
                                              33,366,173
                                            ------------
              TOTAL INDUSTRIAL MACHINERY      77,535,781
                                            ------------
MEDIA AND LEISURE -- 5.47%

BROADCASTING -- 4.23%
     1,900  * ADELPHIA COMMUNICATIONS CORP
               (CLASS A)                          89,062
       700  * AMC ENTERTAINMENT, INC               3,412
    40,290  * AMFM, INC                        2,780,010
     3,800  * CABLEVISION SYSTEMS CORP
               (CLASS A)                         257,925
     1,300  * CITADEL COMMUNICATIONS CORP         45,418
    10,300  * CLEAR CHANNEL COMMUNICATIONS, INC  772,500
    35,680  * COMCAST CORP (CLASS A) SPECIAL   1,445,040
     3,000  * COX COMMUNICATIONS, INC
               (CLASS A)                         136,687
     1,200  * COX RADIO, INC (CLASS A)            33,600
     1,000  * CUMULUS MEDIA, INC                   9,125
   128,100    DISNEY (WALT) CO                 4,971,881
     2,000  * EMMIS COMMUNICATIONS (CLASS A)      82,750
     1,000  * ENTERCOM COMMUNICATIONS CORP        48,750
     6,200  * FOX ENTERTAINMENT GROUP, INC       188,325
       400  * HEARST-ARGYLE TELEVISION, INC        7,800
     3,700  * HISPANIC BROADCASTING CORP         122,562
     1,200  * HOLLYWOOD ENTERTAINMENT CORP         9,450
    78,425  * INFINITY BROADCASTING CORP
               (CLASS A)                       2,857,610
       100  * ON COMMAND CORP                      1,425
        80  * PAC-WEST TELECOMM, INC               1,600
     1,000  * PANAMSAT CORP                       43,687
     1,600  * PAXSON COMMUNICATIONS CORP          12,800
     1,000  * PEGASUS COMMUNICATIONS CORP         49,062
       700  * PIXAR, INC                          24,675
     2,000  * PRICE COMMUNICATIONS CORP           47,125
       400  * RADIO ONE, INC                      11,825
       800  * RADIO ONE, INC (CLASS D)            17,650
       750  * SAGA COMMUNICATIONS, INC
               (CLASS A)                          16,500
     1,100  * SIRIUS SATELLITE RADIO, INC         48,743
    98,500    TIME WARNER, INC                 7,486,000
   273,000    TOEI CO LTD                      1,999,743
     1,500  * TV GUIDE, INC                       51,375
       500  * U.S.A. NETWORKS, INC                10,812
       200    UNITED TELEVISION, INC              25,750
     3,000  * UNITEDGLOBALCOM, INC (CLASS A)     140,250
     3,600  * UNIVISION COMMUNICATIONS, INC      372,600
   210,533  * VIACOM, INC (CLASS B)           14,355,718
     1,100  * WAVO CORP                              825
       300  * YOUNG BROADCASTING, INC
               (CLASS A)                           7,706
                                            ------------
                                              38,587,778
                                            ------------
LODGING/GAMING/RECREATION -- 1.15%
       300  * ANCHOR GAMING CO                    14,381
       800  * ARGOSY GAMING CORP                  11,500
     1,200  * BALLY TOTAL FITNESS HOLDINGS
               CORP 30,450
       400  * CHAMPIONSHIP AUTO RACING TEAMS,
               INC                                10,200
     2,300  * CHOICE HOTELS INTERNATIONAL, INC    22,856
       300    CHURCHILL DOWNS, INC                 7,012
       540  * CRESTLINE CAPITAL CORP               9,213
       700    DOVER DOWNS ENTERTAINMENT, INC       9,800
     2,000  * EXTENDED STAY AMERICA, INC          18,500
     6,747    HILTON HOTELS CORP                  63,253
     1,112    INTERNATIONAL SPEEDWAY CORP
               (CLASS A)                          46,009
     3,600    MARRIOTT INTERNATIONAL, INC
               (CLASS A)                         129,825
       362    MGM GRAND, INC                      11,629
       100  * PINNACLE ENTERTAINMENT, INC          1,943
   201,136  * PREMIER PARKS, INC               4,575,844
   117,688  * SFX ENTERTAINMENT, INC
               (CLASS A)                       5,332,737

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 53

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                       VALUE
--------------------------------------------------------------------------------

LODGING/GAMING/RECREATION -- (CONTINUED)
       600  * SPEEDWAY MOTORSPORTS, INC     $     13,800
     1,400    STARWOOD HOTELS &
               RESORTS WORLDWIDE                  45,587
     1,000  * STATION CASINOS, INC                25,000
       200  * STEINWAY MUSICAL INSTRUMENTS,
               INC                                 3,300
       900 b* SUNTERRA CORP                          207
       200  * TRENDWEST RESORTS, INC               3,225
       600  * U.S. FRANCHISE SYSTEMS, INC
               (CLASS A)                           2,887
       500  * VAIL RESORTS, INC                    8,156
     2,900  * WESTWOOD ONE, INC                   98,962
                                            ------------
                                              10,496,276
                                            ------------

PUBLISHING -- 0.09%
     1,200    CENTRAL NEWSPAPERS, INC
               (CLASS A)                          75,900
       400  * CONSOLIDATED GRAPHICS, INC           3,750
     1,500    DOW JONES & CO, INC                109,875
       500    HARLAND (JOHN H.) CO                 7,468
       500    HARTE-HANKS, INC                    12,500
       500    HOUGHTON MIFFLIN CO                 23,343
       200  * INFORMATION HOLDINGS, INC            7,400
     1,300  * JOURNAL REGISTER CO                 23,725
     2,000    LEE ENTERPRISES, INC                46,625
       900    MCGRAW HILL COS, INC                48,600
       200    MEDIA GENERAL, INC (CLASS A)         9,712
       700    MEREDITH CORP                       23,625
       800    NEW ENGLAND BUSINESS SERVICES,
               INC                                13,000
     1,100    PENTON MEDIA, INC                   38,500
       800  * PLAYBOY ENTERPRISES, INC
               (CLASS B)                          10,300
     2,900  * PRIMEDIA, INC                       65,975
     1,200  * R.H. DONNELLEY CORP                 23,250
     1,900    READER'S DIGEST ASSOCIATION,
               INC (CLASS A) (NON-VOTE)           75,525
       400    SCHAWK, INC (CLASS A)                3,750
       100  * SCHOLASTIC CORP                      6,112
     1,000    TIMES MIRROR CO SERIES A            90,625
     1,800  * TOPPS, INC                          20,700
     2,100    WILEY (JOHN) & SONS, INC
               (CLASS A)                          47,250
        53  * WORKFLOW MANAGEMENT, INC               629
                                            ------------
                                                 788,139
                                            ------------
              TOTAL MEDIA AND LEISURE         49,872,193
                                            ------------

RETAIL AND WHOLESALE -- 1.77%

GENERAL MERCHANDISE STORES -- 1.77%
       600  * 99 CENTS ONLY STORES                23,925
     8,400  * AMAZON.COM, INC                    305,025
       700  * AMES DEPARTMENT STORES, INC          5,425
     1,200  * BARNES & NOBLE, INC                 26,700
       800  * BARNESANDNOBLE.COM, INC              5,225
       500  * BJ'S WHOLESALE CLUB, INC            16,500
     1,600    BLYTH, INC                          47,200
     1,700  * BORDERS GROUP, INC                  26,456
       800    BRADY CORP (CLASS A)                26,000
     1,300    CALLAWAY GOLF CO                    21,206
     2,200    CASEYS GENERAL STORES, INC          22,825
     2,200  * CDW COMPUTER CENTERS, INC          137,500
       100  * COLDWATER CREEK, INC                 3,012
     2,100  * CONSOLIDATED STORES CORP            25,200
     1,000  * COST PLUS, INC                      28,687
    16,500  * COSTCO WHOLESALE CORP              544,500
       200  * DIRECT FOCUS, INC                    9,800
     7,956    DOLLAR GENERAL CORP                155,142
     4,650  * DOLLAR TREE STORES, INC            183,965
       600  * E4L, INC                               487
       565  * EGGHEAD.COM, INC                     1,659
       200    ENESCO GROUP, INC                      950
       300  * ETOYS, INC                           1,903
       400  * FACTORY 2-U STORES, INC             15,125
     6,500    FAMILY DOLLAR STORES, INC          127,156
     1,200    FASTENAL CO                         60,750
     2,900  * HANOVER DIRECT, INC                  4,531
       900  * IDENTIX, INC                        14,118
     1,050  * INSIGHT ENTERPRISES, INC            62,278
       300  * INTERNATIONAL GAME TECHNOLOGY
               CO                                  7,950
       200  * ITURF, INC                             575
       650  * JAKKS PACIFIC, INC                   9,587
    13,600  * KOHLS CORP                         756,500
       500  * LANDS END, INC                      16,687
     7,060    MATTEL, INC                         93,103
       800  * MICHAELS STORES, INC                36,650
     1,200  * NEIMAN MARCUS GROUP, INC
               (CLASS A)                          35,475
    10,700  * OFFICE DEPOT, INC                   66,875
       800  * OFFICEMAX, INC                       4,000
       500  * PC CONNECTION, INC                  28,500
     4,600  * PETSMART, INC                       15,525
     2,000  * SAKS, INC                           21,000
     1,300  * SCHEIN (HENRY), INC                 22,425
       700  * SHOP AT HOME, INC                    3,270
    20,750  * STAPLES, INC                       319,031
     2,400  * SUNGLASS HUT INTERNATIONAL, INC     19,725
       300  * SYSTEMAX, INC                        1,162
    17,100    TARGET CORP                        991,800
     2,600    TIFFANY & CO                       175,500
       200  * TUESDAY MORNING CORP                 2,100
        87  * U.S. OFFICE PRODUCTS CO                 32

54  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                       VALUE
--------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES -- (CONTINUED)
       800  * VALUE AMERICA, INC             $       875
     1,700  * VALUEVISION INTERNATIONAL, INC      40,800
   200,500    WAL-MART STORES, INC            11,553,812
       750  * WHITEHALL JEWELLERS, INC            13,968
       800  * WMS INDUSTRIES, INC                 12,350
       400  * ZALE CORP                           14,600
                                             -----------
              TOTAL RETAIL AND WHOLESALE      16,167,127
                                             -----------

TECHNOLOGY -- 33.44%

COMMUNICATIONS EQUIPMENT -- 3.83%
       300  * ACT NETWORKS, INC                    4,593
     1,600  * ACTV, INC                           23,900
     1,400  * ADAPTIVE BROADBAND CORP             51,450
    15,290  * ADC TELECOMMUNICATIONS, INC      1,282,448
     1,000  * ADTRAN, INC                         59,875
     3,300  * ADVANCED FIBRE COMMUNICATIONS,
               INC                               149,531
    69,000  * AMERICAN TOWER CORP (CLASS A)    2,876,437
       600  * AMPEX CORP (CLASS A)                 1,012
     1,100  * ANCOR COMMUNICATIONS, INC           39,342
     1,000  * ANDREW CORP                         33,562
     1,200  * ANTEC CORP                          49,875
     1,600  * ASPECT COMMUNICATIONS CORP          62,900
       500  * BROOKTROUT, INC                     10,906
       400  * CARRIER ACCESS CORP                 21,150
     1,300  * C-COR.NET CORP                      35,100
     2,500 b* CELLNET DATA SYSTEMS, INC              117
    82,400  * CIENA CORP                      13,735,050
     1,766  * COMMSCOPE, INC                      72,406
     6,564  * COMVERSE TECHNOLOGY, INC           610,452
       300  * COPPER MOUNTAIN NETWORKS, INC       26,437
     3,000  * DIGITAL MICROWAVE CORP             114,375
     4,200  * ECHOSTAR COMMUNICATIONS CORP
               (CLASS A)                         139,059
     2,000  * ELOT, INC                            3,750
       700  * GLOBIX CORP                         20,518
       300    HARMON INDUSTRIES, INC               3,975
     2,568  * HARMONIC, INC                       63,558
       200  * INET TECHNOLOGIES, INC              10,850
     2,100  * INTERDIGITAL COMMUNICATIONS CORP    34,781
       900    INTER-TEL, INC                      14,456
     1,300  * INTERVOICE-BRITE, INC                8,531
     1,500  * L-3 COMMUNICATIONS HOLDINGS, INC    85,593
       600  * METRICOM, INC                       16,725
    36,551    MOTOROLA, INC                    1,062,263
    78,932    NOKIA OYJ ADR                    3,941,666
       100    NORTEL NETWORKS CORP (U.S.)          6,825
     2,163  * ONI SYSTEMS CORP                   253,510
     1,900  * P-COM, INC                          10,806
       700  * PLANTRONICS, INC                    80,850
     1,100  * POLYCOM, INC                       103,503
     1,900  * POWERWAVE TECHNOLOGIES, INC         83,600
    52,600  * QUALCOMM, INC                    3,156,000
     6,500    SCIENTIFIC-ATLANTA, INC            484,250
       500  * SCM MICROSYSTEMS, INC               30,281
       400  * SENSORMATIC ELECTRONICS CORP         6,325
       645  * SONUS NETWORKS, INC                101,829
     2,891  * SYCAMORE NETWORKS, INC             319,094
     1,200  * TEKELEC                             57,825
    77,532  * TELLABS, INC                     5,306,096
     1,800  * TERAYON COMMUNICATION SYSTEMS,
               INC                               115,621
       500  * TUT SYSTEMS, INC                    28,687
     1,700  * WEBLINK WIRELESS, INC               22,525
       700  * WESTELL TECHNOLOGIES, INC
               (CLASS A)                          10,500
     2,300  * WORLD ACCESS, INC                   25,443
       400  * YOUTHSTREAM MEDIA NETWORKS, INC      2,250
       700  * ZIXIT CORP                          32,243
                                             -----------
                                              34,904,706
                                             -----------

COMPUTERS AND OFFICE EQUIPMENT -- 28.79%
    10,300  * 3COM CORP                          593,537
     1,500  * 3DFX INTERACTIVE, INC               11,671
       200  * ABOUT.COM, INC                       6,300
     1,500  * ACCLAIM ENTERTAINMENT, INC           2,156
       700  * ACTIVISION, INC                      4,550
     1,100  * ACTUATE CORP                        58,712
     2,800  * ACXIOM CORP                         76,300
     3,400  * ADAPTEC, INC                        77,350
     5,400    ADOBE SYSTEMS, INC                 702,000
     2,000  * ADVANCED DIGITAL INFORMATION
               CORP                               31,875
       600  * ADVANTAGE LEARNING SYSTEMS, INC      9,225
     1,200  * ADVENT SOFTWARE, INC                77,400
     1,500  * AFFILIATED COMPUTER SERVICES, INC
               (CLASS A)                          49,593
       500  * ALLAIRE CORP                        18,375
       100  * AMDOCS LTD                           7,675
   105,163  * AMERICA ONLINE, INC              5,547,348
     1,900  * AMERICAN MANAGEMENT SYSTEMS,
               INC                                62,373
     2,200    ANALYSTS INTERNATIONAL CORP         20,487
       900  * APEX, INC                           39,375
       800  * APPLE COMPUTER, INC                 41,900
       200  * APPLIEDTHEORY CORP                   3,000
       300  * ASHTON TECHNOLOGY GROUP, INC           853

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 55

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                         VALUE
--------------------------------------------------------------------------------


COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
       700  * ASPEN TECHNOLOGY, INC           $    26,950
       400  * AUSPEX SYSTEMS, INC                   1,975
       300  * AUTOBYTEL.COM, INC                    1,846
     1,100    AUTODESK, INC                        38,156
    28,700    AUTOMATIC DATA PROCESSING, INC    1,537,243
     1,400  * AVANT CORP                           26,228
     1,300  * AVT CORP                              9,587
       700  * AWARE, INC                           35,787
     1,400  * AXENT TECHNOLOGIES, INC              34,737
        30  * AZTEC TECHNOLOGY PARTNERS, INC           65
       800  * BARRA, INC                           39,650
    14,500  * BEA SYSTEMS, INC                    716,843
       800  * BELL & HOWELL CO                     19,400
       700  * BEYOND.COM CORP                         940
     1,700  * BILLING CONCEPTS CORP                 7,543
     1,300  * BINDVIEW DEVELOPMENT CORP            15,600
     1,300  * BISYS GROUP, INC                     79,950
     1,000  * BLACK BOX CORP                       79,171
   107,732  * BMC SOFTWARE, INC                 3,930,534
       200  * BOTTOMLINE TECHNOLOGIES, INC          6,837
       700  * BRIO TECHNOLOGY, INC                 14,831
     8,100  * BROADVISION, INC                    411,581
       500  * BROCADE COMMUNICATIONS SYSTEMS,
               INC                                 91,742
     1,200  * CABLETRON SYSTEMS, INC               30,300
       300  * CACI INTERNATIONAL, INC (CLASS A      5,850
     5,800  * CADENCE DESIGN SYSTEMS, INC         118,175
       100  * CAIS INTERNET, INC                    1,406
     2,100  * CAMBRIDGE TECHNOLOGY PARTNERS,
               INC                                 18,309
       900  * CCC INFORMATION SERVICES GROUP,
               INC                                  9,562
     1,600  * C-CUBE MICROSYSTEMS, INC (NEW)       31,400
   100,600  * CERIDIAN CORP                     2,420,687
     1,200  * CERNER CORP                          32,700
     2,000  * CIBER, INC                           26,500
   805,948  * CISCO SYSTEMS, INC               51,228,069
     7,900  * CITRIX SYSTEMS, INC                 149,606
     2,100  * CNET NETWORKS, INC                   51,581
       200  * COGNIZANT TECHNOLOGY SOLUTIONS
               CORP                                 6,637
       600    COMDISCO, INC                        13,387
   172,284    COMPAQ COMPUTER CORP              4,404,009
     1,100  * COMPLETE BUSINESS SOLUTIONS, INC     19,318
    19,369    COMPUTER ASSOCIATES
               INTERNATIONAL, INC                 991,450
     1,300  * COMPUTER HORIZONS CORP               17,468
     1,000  * COMPUTER NETWORK TECHNOLOGY
               CORP                                17,375
     6,400  * COMPUTER SCIENCES CORP              478,000
       600    COMPUTER TASK GROUP, INC              3,037
    14,100  * COMPUWARE CORP                      146,287
       200    COMPX INTERNATIONAL, INC              4,062
       700  * CONCORD COMMUNICATIONS, INC          27,912
       400  * CONCUR TECHNOLOGIES, INC              1,675
     2,300  * CONCURRENT COMPUTER CORP             30,187
       400  * CONVERGYS CORP                       20,750
       200  * COSTAR GROUP, INC                     5,012
       400  * COTELLIGENT, INC                      2,275
     2,100  * CSG SYSTEMS INTERNATIONAL, INC      117,731
       400  * CYBERCASH, INC                        1,900
       600  * CYBEX COMPUTER PRODUCTS CORP         25,425
       400  * DATA BROADCASTING CORP                2,525
       600  * DATASTREAM SYSTEMS, INC               7,500
   263,500  * DELL COMPUTER CORP               12,993,843
     1,300  * DENDRITE INTERNATIONAL, INC          43,306
       500  * DIGITAL RIVER, INC                    3,843
       600  * DOCUMENTUM, INC                      53,625
     1,200  * DSP GROUP, INC                       67,200
       548  * DST SYSTEMS, INC                     41,716
     3,107  * EARTHLINK, INC                       47,964
       300  * EARTHWEB, INC                         4,200
       900  * ECHELON CORP                         52,143
     1,162  * ECLIPSYS CORP                         8,715
       300  * EFAX.COM, INC                           365
     2,900  * ELECTRONIC ARTS, INC                211,518
    54,500    ELECTRONIC DATA SYSTEMS CORP      2,248,125
     2,200  * ELECTRONICS FOR IMAGING, INC         55,687
     1,850  * ELOYALTY CORP                        23,587
   352,496  * EMC CORP                         27,120,161
     1,600  * EMULEX CORP                         105,100
       500  * ENGINEERING ANIMATION, INC            4,671
       900  * ENTRUST TECHNOLOGIES, INC            74,475
     1,200  * EPICOR SOFTWARE CORP                  3,000
       800  * EPRESENCE, INC                        5,800
       400  * EXCALIBUR TECHNOLOGIES CORP          15,975
     1,100  * EXCHANGE APPLICATIONS, INC           29,287
     6,358  * EXCITE AT HOME                      131,928
     7,800  * EXTREME NETWORKS, INC               822,900
     1,000    FACTSET RESEARCH SYSTEMS, INC        28,250
     1,400  * FILENET CORP                         25,725
     4,300    FIRST DATA CORP                     213,387
     5,700  * FISERV, INC                         246,525
     1,100  * FISHER SCIENTIFIC INTERNATIONAL,
               INC                                 27,225
     5,232  * FOUNDRY NETWORKS, INC               578,136


56  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                       VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
     1,588  * GARTNER GROUP, INC (CLASS B)   $    15,681
     7,000  * GATEWAY, INC                       397,250
       700    GERBER SCIENTIFIC, INC               8,050
       300  * GLOBAL IMAGING SYSTEMS, INC          3,150
     2,130  * GO.COM                              25,426
     1,100  * GO2NET, INC                         55,343
       600  * GREAT PLAINS SOFTWARE, INC          11,775
     1,100  * GTECH HOLDINGS CORP                 24,956
     4,233  * HANDSPRING, INC                    114,291
     2,174  * HEALTHEON/WEBMD CORP                32,202
    45,300    HEWLETT-PACKARD CO               5,656,837
     1,100  * HNC SOFTWARE, INC                   67,925
     1,385  * HYPERION SOLUTIONS CORP             44,925
     4,255  * I2 TECHNOLOGIES, INC               443,650
       500  * IDX SYSTEMS CORP                     7,062
     1,300  * IGATE CAPITAL CORP                  17,875
       300    IKON OFFICE SOLUTIONS, INC           1,162
       600  * IMRGLOBAL CORP                       7,837
    13,600    IMS HEALTH, INC                    244,800
     1,100  * INFOCURE CORP                        6,187
       100  * INFOCUS CORP                         3,218
       700  * INFORMATICA CORP                    57,356
    11,200  * INFORMIX CORP                       83,300
     5,200  * INFOSPACE.COM, INC                 287,300
       800  * INFOUSA, INC                         5,200
     1,200  * INGRAM MICRO, INC (CLASS A)         20,925
     3,400  * INKTOMI CORP                       402,050
   160,500    INTERNATIONAL BUSINESS
               MACHINES CORP                  17,584,781
     6,200  * INTUIT, INC                        256,525
    11,400  * IOMEGA CORP                         45,600
     1,100  * ISS GROUP, INC                     108,607
       600  * IVILLAGE, INC                        5,062
     1,300  * J.D. EDWARDS & CO                   19,581
     1,200    JACK HENRY & ASSOCIATES, INC        60,150
       400  * JDA SOFTWARE GROUP, INC              7,675
     2,600  * KEANE, INC                          56,225
       500  * KRONOS, INC                         13,000
     1,400  * LANIER WORLDWIDE, INC                1,400
     2,900  * LEARN2.COM, INC                      5,709
     3,600  * LEGATO SYSTEMS, INC                 54,450
     5,900  * LEXMARK INTERNATIONAL GROUP
               (CLASS A)                         396,775
     1,100  * LHS GROUP, INC                      37,950
     3,800  * LYCOS, INC                         205,200
     1,900  * MACROMEDIA, INC                    183,706
     1,300  * MACROVISION CORP                    83,098
       500  * MANUGISTICS GROUP, INC              23,375
       700  * MAPICS, INC                          4,025
       500  * MARIMBA, INC                         6,968
       100  * MARKETWATCH.COM, INC                 1,881
     2,600  * MAXTOR CORP                         27,462
       300  * MCSI, INC                            7,762
       400  * MEDICONSULT.COM, INC                   600
     1,600  * MEDQUIST, INC                       54,400
     1,400  * MENTOR GRAPHICS CORP                27,825
        30  * MERANT PLC ADR                         305
       700  * MERCATOR SOFTWARE, INC              48,125
       900  * MERCURY COMPUTER SYSTEMS, INC       29,081
     3,600  * MERCURY INTERACTIVE CORP           348,300
       300  * METRO INFORMATION SERVICES, INC      3,000
     1,100  * MICROMUSE, INC                     182,032
     1,200  * MICRON ELECTRONICS, INC             15,000
       800  * MICROS SYSTEMS, INC                 14,850
   441,850  * MICROSOFT CORP                  35,348,000
     3,600  * MICROSTRATEGY, INC                 108,000
       900  * MIDWAY GAMES, INC                    7,256
       500  * MIPS TECHNOLOGIES, INC              21,250
        28  * MOMENTUM BUSINESS APPLICATIONS,
               INC                                   206
     1,200  * MTI TECHNOLOGY CORP                  9,600
       500  * MULTEX.COM, INC                     12,593
     1,500    NATIONAL COMPUTER SYSTEMS, INC      73,875
     1,200    NATIONAL DATA CORP                  27,600
     1,100  * NATIONAL INSTRUMENTS CORP           47,987
       600  * NCO GROUP, INC                      13,875
       200  * NEON SYSTEMS, INC                    3,750
       300  * NET PERCEPTIONS, INC                 4,762
       500  * NETOBJECTS, INC                      4,562
       300  * NETOPIA, INC                        12,075
    12,400  * NETWORK APPLIANCE, INC             998,200
       400  * NETWORK PERIPHERALS, INC             6,700
     3,400  * NETWORK ASSOCIATES, INC             69,275
     1,100  * NEW ERA OF NETWORKS, INC            46,750
    14,900  * NOVELL, INC                        137,825
       600  * OMEGA RESEARCH, INC                  1,800
       800  * ONEMAIN.COM, INC                     9,000
       800  * ONHEALTH NETWORK CO                  1,850
       500  * ONYX SOFTWARE CORP                  14,843
     1,300  * OPEN MARKET, INC                    17,956
   467,284  * ORACLE CORP                     39,281,061
       200    OWENS & MINOR, INC                   3,437
    12,100  * PARAMETRIC TECHNOLOGY CORP         133,100
     1,100  * PATTERSON DENTAL CO                 56,100
    15,084    PAYCHEX, INC                       633,528

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 57

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                        VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
       300  * PCORDER.COM, INC                $     2,325
     9,572  * PEOPLESOFT, INC                     160,331
       933  * PER SE TECHNOLOGIES, INC              8,746
     3,762  * PEREGRINE SYSTEMS, INC              130,494
     2,400  * PEROT SYSTEMS CORP (CLASS A)         26,400
       400  * PERVASIVE SOFTWARE, INC               2,250
       400  * PHOENIX TECHNOLOGIES LTD              6,525
    10,900    PITNEY BOWES, INC                   436,000
     1,700  * POLICY MANAGEMENT SYSTEMS CORP       26,137
       500  * PORTAL SOFTWARE, INC                 31,937
     1,600  * PRICELINE.COM, INC                   60,774
       600  * PRIVATE BUSINESS, INC                 1,500
     1,800 f* PROCURENET, INC                        270
       735  * PRODIGY COMMUNICATIONS CORP
               (CLASS A)                            7,717
     1,600  * PROGRESS SOFTWARE CORP               28,700
       400  * PROJECT SOFTWARE & DEVELOPMENT,
               INC                                  7,200
       700  * PROXICOM, INC                        33,512
       500  * PROXIM, INC                          49,484
       900  * PROXYMED, INC                         1,518
     6,262  * PSINET, INC                         157,332
     2,800  * PSS WORLD MEDICAL, INC               18,812
     1,500  * PUBLICARD, INC                        4,921
       550  * QRS CORP                             13,509
     1,700  * QUADRAMED CORP                        4,250
     1,200  * QUANTUM CORP-DLT & STORAGE
               SYSTEMS GROUP                       11,625
     2,150  * QUANTUM CORP-HARD DISK DRIVE
               GROUP                               23,784
       750  * RADIANT SYSTEMS, INC                 18,000
       400  * RADISYS CORP                         22,700
     1,800  * RARE MEDIUM GROUP, INC               33,437
     4,200  * RATIONAL SOFTWARE CORP              390,337
       600  * RAZORFISH, INC                        9,637
     3,000  * REALNETWORKS, INC                   151,687
     1,100  * REMEDY CORP                          61,325
     1,600  * RSA SECURITY, INC                   110,800
     6,000    SABRE HOLDINGS CORP                 171,000
       600  * SAFEGUARD SCIENTIFICS, INC           19,237
       900  * SAGA SYSTEMS, INC                    11,193
       600  * SAGENT TECHNOLOGY, INC                8,550
       700  * SANCHEZ COMPUTER ASSOCIATES, INC     16,625
     2,300  * SANDISK CORP                        140,731
     1,100  * SANTA CRUZ OPERATION, INC             7,012
     1,200  * SAPIENT CORP                        128,325
       300  * SCIENT CORP                          13,237
     2,900  * SEAGATE TECHNOLOGY, INC             159,500
     1,700  * SEI INVESTMENTS CO                   67,681
       650  * SERENA SOFTWARE, INC                 29,514
       800    SHARED MEDICAL SYSTEMS CORP          58,350
    33,600  * SIEBEL SYSTEMS, INC               5,495,700
       700  * SOFTNET SYSTEMS, INC                  6,737
       300  * SOURCE INFORMATION MANAGEMENT
               CO                                   4,575
       800  * SOURCE MEDIA, INC                     3,125
       800  * SPORTSLINE.COM, INC                  13,650
       300  * SPSS, INC                             8,737
       800  * SPYGLASS, INC                        25,050
       700  * SS&C TECHNOLOGIES, INC                2,975
       400  * STARMEDIA NETWORK, INC                7,550
     1,700  * STRUCTURAL DYNAMICS RESEARCH
               CORP                                25,606
   173,320  * SUN MICROSYSTEMS, INC            15,761,287
     5,104  * SUNGARD DATA SYSTEMS, INC           158,224
     1,400  * SVI HOLDINGS, INC                     7,175
       800  * SYBASE, INC                          18,400
     1,000  * SYKES ENTERPRISES, INC               12,875
     2,100  * SYMANTEC CORP                       113,268
     6,250    SYMBOL TECHNOLOGIES, INC            337,500
     2,730  * SYNOPSYS, INC                        94,355
       200  * SYNTEL, INC                           2,000
     1,400  * SYSTEMS & COMPUTER TECHNOLOGY
               CORP                                28,000
       900  * TECH DATA CORP                       39,206
     1,350  * TECHNOLOGY SOLUTIONS CO               8,353
       100  * TENFOLD CORP                          1,643
       400  * THESTREET.COM, INC                    2,325
     1,050  * THQ, INC                             12,796
       600  * TICKETMASTER ONLINE-CITYSEARCH,
               INC                                  9,562
     1,600    TOTAL SYSTEM SERVICES, INC           25,400
     1,400  * TOWNE SERVICES, INC                   1,312
       400  * TRACK DATA CORP                         512
     1,400  * TRANSACTION SYSTEMS ARCHITECTS,
               INC                                 23,975
     1,500  * TYLER TECHNOLOGIES, INC               3,843
     4,660  * ULTICOM, INC                        111,912
       400  * UNIGRAPHICS SOLUTIONS, INC            7,800
    14,100  * UNISYS CORP                         205,331
       800  * USINTERNETWORKING, INC               16,350
     3,000  * VERIO, INC                          166,453
     5,290  * VERISIGN, INC                       933,685
    64,425  * VERITAS SOFTWARE CORP             7,281,031
     1,400  * VERITY, INC                          53,200
     3,700  * VIGNETTE CORP                       192,457
     1,000  * VISUAL NETWORKS, INC                 28,500
     1,000  * WAVE SYSTEMS CORP (CLASS A)          15,812

58  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                        VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
       600  * WEBTRENDS CORP                  $     23,212
     2,900  * WESTERN DIGITAL CORP                  14,500
     2,670  * WIND RIVER SYSTEMS, INC              101,126
     1,200  * XIRCOM, INC                           57,000
    23,382  * YAHOO, INC                         2,896,445
     1,100  * ZEBRA TECHNOLOGIES CORP               48,743
       200  * ZIFF-DAVIS, INC -ZDNET                 1,800
                                              ------------
                                               262,694,738
                                              ------------
ELECTRONICS AND OTHER TECHNOLOGY -- 0.66%
     7,700  * BEST BUY CO, INC                     487,025
       600  * CDNOW, INC                             1,856
     7,000    CIRCUIT CITY STORES-CIRCUIT CITY
               GROUP                               232,312
       400  * CYBERIAN OUTPOST, INC                  1,925
       200  * ELECTRONICS BOUTIQUE HOLDINGS
               CORP                                  3,275
       800  * GUITAR CENTER, INC                     8,400
       200  * IDEAMALL, INC                            962
       400  * INTERTAN, INC                          4,700
     1,300  * MUSICLAND STORES CORP                  9,668
   110,500    RADIOSHACK CORP                    5,234,937
       800  * TRANS WORLD ENTERTAINMENT CORP         9,700
       300  * TWEETER HOME ENTERTAINMENT
               GROUP, INC                            9,112
                                              -----------
                                                 6,003,872
                                              ------------

INSTRUMENTS AND RELATED PRODUCTS -- 0.16%
       700  * ANACOMP, INC                           2,100
       300  * AVID TECHNOLOGIES, INC                 3,600
     1,200  * CYMER, INC                            57,300
        23  * PANAVISION, INC (NEW)                    189
     1,700  * PINNACLE SYSTEMS, INC                 38,223
     1,200  * TRIMBLE NAVIGATION LTD                58,575
    63,419    XEROX CORP                         1,315,944
                                              ------------
                                                 1,475,931
                                              ------------
              TOTAL TECHNOLOGY                 305,079,247
                                              ------------

TRANSPORTATION -- 2.34%

AEROSPACE AND DEFENSE -- 0.02%
       300  * ALLIANT TECHSYSTEMS, INC              20,231
     2,300    GENERAL DYNAMICS CORP                120,175
     1,300    NEWPORT NEWS SHIPBUILDING, INC        47,775
     1,200  * ORBITAL SCIENCES CORP                 14,625
       300  * TELEDYNE TECHNOLOGIES, INC             5,025
                                              ------------
                                                   207,831
                                              ------------

AIR TRANSPORTATION -- 0.64%
     1,600  * AIRTRAN HOLDINGS, INC                  6,650
       400  * ATLANTIC COAST AIRLINES HOLDINGS      12,700
       750  * ATLAS AIR, INC                        26,906
       700  * BE AEROSPACE, INC                      4,812
     4,560    BOEING CO                            190,665
       700  * EGL, INC                              21,525
       300  * FRONTIER AIRLINES, INC                 4,293
       200    HEICO CORP                             2,850
       400  * MESABA HOLDINGS, INC                   3,825
       500  * MIDWEST EXPRESS HOLDINGS, INC         10,750
       700    SKYWEST, INC                          25,943
       600    TEXTRON, INC                          32,587
       100  * TRIUMPH GROUP, INC                     2,787
    94,100    UNITED TECHNOLOGIES CORP           5,540,137
                                              ------------
                                                 5,886,430
                                              ------------

AUTOS, TIRES AND RELATED PRODUCTS -- 1.37%
       400  * AMERICAN AXLE & MANUFACTURING
               HOLDINGS, INC                         5,675
     7,100  * AUTONATION, INC                       50,143
       200  * AUTOWEB.COM, INC                         425
     1,900  * AUTOZONE, INC                         41,800
       200  * AVIS GROUP HOLDINGS, INC               3,750
       500    CENTRAL PARKING CORP                  11,843
     1,600  * COPART, INC                           25,600
       900  * CSK AUTO CORP                          6,806
     4,400    DANAHER CORP                         217,525
       600  * DELCO REMY INTERNATIONAL, INC
               (CLASS A)                             4,987
       300  * DURA AUTOMOTIVE SYSTEMS, INC           3,243
     2,000    FEDERAL SIGNAL CORP                   33,000
       200    FLEETWOOD ENTERPRISES, INC             2,850
    63,425  * GENERAL MOTORS CORP (CLASS H)      5,565,543
       100    GENTEK, INC                            1,118
     3,300  * GENTEX CORP                           82,912
       600  * GROUP 1 AUTOMOTIVE, INC                7,200
    95,640    HARLEY DAVIDSON, INC               3,682,140
       900  * HAYES LEMMERZ INTERNATIONAL, INC      10,856
       500    HERTZ CORP (CLASS A)                  14,031
    73,900    HONEYWELL INTERNATIONAL, INC       2,489,506
       200  * KEYSTONE AUTOMOTIVE INDUSTRIES,
               INC                                   1,387
       500  * KROLL-OGARA CO                         3,343
       200  * LITHIA MOTORS, INC (CLASS A)           2,675
       700    MASCOTECH, INC                         7,568
       700    MERITOR AUTOMOTIVE, INC                7,700
       750    MIDAS, INC                            15,000
       800  * MILLER INDUSTRIES, INC                 1,450
       200    MODINE MANUFACTURING CO                5,400
       700  * MONACO COACH CORP                      9,537
       300  * NATIONAL R.V. HOLDINGS, INC            3,150

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 59

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                        VALUE
--------------------------------------------------------------------------------

AUTOS, TIRES AND RELATED PRODUCTS -- (CONTINUED)
     1,800  * O'REILLY AUTOMOTIVE, INC        $     24,975
       600    OSHKOSH TRUCK CORP                    21,450
        11    PEP BOYS MANNY, MOE, & JACK CO            66
     1,100  * SPX CORP                             133,031
       200    THOR INDUSTRIES, INC                   4,200
       300    WINNEBAGO INDUSTRIES, INC              3,918
       200    WYNNS INTERNATIONAL, INC               4,537
                                              ------------
                                                12,510,340
                                              ------------

RAILROADS -- 0.05%
       100    FLORIDA EAST COAST INDUSTRIES,
               INC                                   4,000
     5,100    KANSAS CITY SOUTHERN INDUSTRIES,
               INC                                 452,306
       462    WABTEC CORP                            4,793
       400  * WISCONSIN CENTRAL TRANSIT CORP         5,200
                                              ------------
                                                   466,299
                                              ------------

TRUCKING AND RELATED SERVICES -- 0.05%
       500  * AMERICAN FREIGHTWAYS CORP              7,250
     1,700    C.H. ROBINSON WORLDWIDE, INC          84,150
       200  * CAREY INTERNATIONAL, INC               2,775
       100  * CHEAP TICKETS, INC                     1,200
     2,200    EXPEDITORS INTERNATIONAL OF
               WASHINGTON, INC                     104,500
       600  * FORWARD AIR CORP                      24,000
     2,000    GALILEO INTERNATIONAL, INC            41,750
       300  * HEARTLAND EXPRESS, INC                 5,006
     1,540  * IRON MOUNTAIN, INC                    52,360
       200  * KNIGHT TRANSPORTATION, INC             2,912
       200  * LANDSTAR SYSTEM, INC                  11,912
       200  * M.S. CARRIERS, INC                     3,525
        15  * NAVIGANT INTERNATIONAL, INC              144
     1,000    POLARIS INDUSTRIES, INC               32,000
     1,850  * SWIFT TRANSPORTATION CO, INC          25,900
       800  * TRAVELOCITY.COM, INC                  13,100
                                              ------------
                                                   412,484
                                              ------------

WATER TRANSPORTATION -- 0.21%
       800  * AMERICAN CLASSIC VOYAGES CO           16,500
    95,562    CARNIVAL CORP (CLASS A)            1,863,459
     1,000  * KIRBY CORP                            21,250
                                              ------------
                                                 1,901,209
                                              ------------
              TOTAL TRANSPORTATION              21,384,593
                                              ------------

UTILITIES -- 7.22%

TELEPHONE -- 6.98%
       600  * ADELPHIA BUSINESS SOLUTIONS, INC      13,912
       800  * ADVANCED RADIO TELECOM CORP           11,700
     4,950  * ALLEGIANCE TELECOM, INC              316,800
     5,100    ALLTEL CORP                          315,881
   410,730  * AT & T CORP - LIBERTY MEDIA GROUP
               (CLASS A)                         9,960,202
    50,378    BROADWING, INC                     1,306,679
     1,300  * CAPROCK COMMUNICATIONS CORP           25,350
       600    CFW COMMUNICATIONS CO                 22,500
       800  * COM21, INC                            20,000
       400  * COMMONWEALTH TELEPHONE
               ENTERPRISES, INC                     18,825
       300    COMSAT CORP                            7,406
     5,000  * COVAD COMMUNICATIONS GROUP, INC       80,625
     1,800  * E.SPIRE COMMUNICATIONS, INC           12,150
       300  * ELECTRIC LIGHTWAVE, INC (CLASS A)      5,606
   336,700    ERICSSON TELEFON (LM) SERIES B
               ADR                               6,734,000
    18,600  * EXODUS COMMUNICATIONS, INC           856,762
     1,625  * GLOBAL CROSSING LTD                   42,757
     8,800    GLOBAL TELESYSTEMS, INC              106,150
     2,100  * ICG COMMUNICATIONS, INC               46,331
     1,000  * IDT CORP                              33,937
     2,200  * INTERMEDIA COMMUNICATIONS, INC        65,450
     1,100  * INTERNATIONAL FIBERCOM, INC           28,050
       500  * INTRAWARE, INC                         8,031
     2,100  * ITC DELTACOM, INC                     46,856
       500  * LAUNCH MEDIA, INC                      4,625
     1,050  * LEAP WIRELESS INTERNATIONAL, INC      49,350
    13,100  * LEVEL 3 COMMUNICATIONS, INC        1,152,800
     2,000  * LIBERTY DIGITAL, INC (CLASS A)        60,000
   348,953    LUCENT TECHNOLOGIES, INC          20,675,465
    18,400  * MCLEODUSA, INC (CLASS A)             380,650
     5,900  * MEDIA ONE GROUP, INC                 393,485
     9,840  * METROMEDIA FIBER NETWORK,
               INC (CLASS A)                       390,525
     1,200  * MGC COMMUNICATIONS, INC               71,925
       600  * MOTIENT CORP                           9,412
    58,100  * NEXTEL COMMUNICATIONS, INC
               (CLASS A)                         3,554,993
     9,959  * NEXTLINK COMMUNICATIONS, INC         377,819
       500    NORTH PITTSBURGH SYSTEMS, INC          7,375
       200  * NORTHEAST OPTIC NETWORK, INC          12,325
       600  * NORTHPOINT COMMUNICATIONS
               GROUP, INC                            6,712
     6,281  * NTL, INC                             376,074
       400  * PACIFIC GATEWAY EXCHANGE, INC          1,362
     4,900  * PAGING NETWORK, INC                    3,521
     1,100  * POWERTEL, INC                         78,031
     1,200  * PRIMUS TELECOMMUNICATIONS
               GROUP, INC                           29,850
     1,700  * PTEK HOLDINGS, INC                     5,525

60  2000 SEMI-ANNUAL REPORT                   SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                        GROWTH EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                        VALUE
--------------------------------------------------------------------------------

TELEPHONE -- (CONTINUED)
     5,700  * QWEST COMMUNICATIONS
               INTERNATIONAL , INC            $    283,218
    24,000  * RCN CORP                             609,000
     2,500  * RHYTHMS NETCONNECTIONS, INC           31,406
    86,725    SBC COMMUNICATIONS, INC            3,750,856
        10  * SPECTRASITE HOLDINGS, INC                283
     1,400  * SPRINT CORP (PCS GROUP)               83,300
     1,900  * STAR TELECOMMUNICATIONS, INC           4,809
     2,100  * TALK.COM, INC                         12,206
       900  * TELIGENT, INC                         21,262
       400  * TIME WARNER TELECOM, INC              25,750
       300  * U.S. CELLULAR CORP                    18,900
       600  * U.S. LEC CORP (CLASS A)               10,200
    10,092    U.S. WEST, INC                       865,389
    51,944  * VIATEL, INC                        1,483,650
     4,312  * VOICESTREAM WIRELESS CORP            501,472
     2,100  * WESTERN WIRELESS CORP (CLASS A)      114,450
     1,950  * WINSTAR COMMUNICATIONS, INC           66,056
   175,914  * WORLDCOM, INC                      8,070,051
       200  * WORLDGATE COMMUNICATIONS, INC          3,550
       500  * WORLDPAGES.COM, INC                    3,000
                                              ------------
                                                63,686,592
                                              ------------

ELECTRIC, GAS AND OTHER -- 0.24%
    13,400  * AES CORP                             611,375
     5,900  * ALLIED WASTE INDUSTRIES, INC          59,000
       700    BLACK HILLS CORP                      15,793
     4,100  * CALPINE CORP                         269,575
       600  * CASELLA WASTE SYSTEMS, INC
               (CLASS A)                             6,450
       300    DYNEGY, INC                           20,493
       200    EASTERN ENTERPRISES CO                12,600
       200    MDU RESOURCES GROUP, INC               4,325
     2,900  * NEWPARK RESOURCES, INC                27,368
       600    OGDEN CORP                             5,400
       100    OTTER TAIL POWER CO                    2,100
       100    PHILADELPHIA SUBURBAN CORP             2,050
     1,700  * REPUBLIC SERVICES, INC (CLASS A)      27,200
       735  * SOUTHERN UNION CO                     11,622
       600  * STERICYCLE, INC                       14,400
        12    TXU CORP                                 354
       700  * WASTE CONNECTIONS, INC                13,825
    26,955    WASTE MANAGEMENT, INC                512,145
    15,000    WILLIAMS COS, INC                    617,655
                                              ------------
                                                 2,233,730
                                              ------------
              TOTAL UTILITIES                   65,920,322
                                              ------------

TOTAL COMMON STOCK
(COST $707,549,772)                            905,503,007
                                              ------------

SHORT TERM INVESTMENTS -- 0.44%

U.S. GOVERNMENT AND AGENCIES -- 0.44%
              FEDERAL HOME LOAN
               MORTGAGE CORP (FHLMC)
$1,320,000     6.570, 07/03/00                   1,319,518
 2,700,000     6.400, 07/18/00                   2,691,840
                                              ------------
                                                 4,011,358
                                              ------------

            TOTAL SHORT TERM INVESTMENTS
            (COST $4,011,358)                    4,011,358
                                              ------------

            TOTAL PORTFOLIO -- 99.69%
            (COST $711,574,100)                909,528,794
            OTHER ASSETS & LIABILITIES,
              NET -- 0.31%                        2,832,344
                                              ------------
            NET ASSETS -- 100.00%              $912,361,138
                                              ============

-----------
*  NON-INCOME PRODUCING

b  IN BANKRUPTCY

f RESTRICTED SECURITY-INVESTMENT IN SECURITIES NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 OR NOT PUBLICLY TRADED IN FOREIGN MARKETS. AT JUNE 30, 2000, THE VALUE OF THIS SECURITY AMOUNTED TO $270 OR 0.00% OF NET ASSETS.

   ADDITIONAL INFORMATION ON EACH RESTRICTED SECURITY IS AS FOLLOWS:

                      ACQUISITION      ACQUISITION
      SECURITY           DATE             COST
     -----------       --------         --------
   Procurenet, Inc     04/15/99           $270
                                          ====

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 61

TIAA-CREF MUTUAL FUNDS    STATEMENT OF INVESTMENTS    INTERNATIONAL EQUITY FUND
                                 (Unaudited)                  SUMMARY BY COUNTRY

--------------------------------------------------------------------------------
                                                VALUE                      %
--------------------------------------------------------------------------------
DOMESTIC
UNITED STATES                              $  7,299,505                   2.40%
                                           ------------                 ------
TOTAL DOMESTIC                                7,299,505                   2.40
                                           ------------                 ------

FOREIGN
AUSTRALIA                                     5,803,843                   1.91
AUSTRIA                                         340,808                   0.11
BELGIUM                                       1,608,655                   0.53
CANADA                                        1,018,911                   0.34
DENMARK                                       1,293,414                   0.43
FINLAND                                      14,462,969                   4.75
FRANCE                                       22,420,120                   7.37
GERMANY                                      26,516,911                   8.72
HONG KONG                                     8,262,202                   2.72
INDIA                                         2,023,695                   0.67
IRELAND                                       1,183,961                   0.39
ISRAEL                                        3,409,175                   1.12
ITALY                                         8,262,772                   2.72
JAPAN                                        65,406,850                  21.50
MALAYSIA                                         16,260                   0.01
NETHERLANDS                                  22,607,032                   7.43
NEW ZEALAND                                     252,910                   0.08
NORWAY                                          661,904                   0.22
PORTUGAL                                        828,721                   0.27
SINGAPORE                                     6,221,370                   2.01
SPAIN                                         5,198,291                   1.71
SWEDEN                                       13,592,748                   4.47
SWITZERLAND                                   9,882,114                   3.25
TAIWAN                                        1,512,800                   0.50
UNITED KINGDOM                               74,130,981                  24.37
                                           ------------                 ------
TOTAL FOREIGN                               296,919,417                  97.60
                                           ------------                 ------
TOTAL PORTFOLIO                            $304,218,922                 100.00%
                                           ============                 ======







62  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS     STATEMENT OF INVESTMENTS    INTERNATIONAL EQUITY FUND
                                   (Unaudited)
                                  June 30, 2000

--------------------------------------------------------------------------------
PRINCIPAL/SHARES                                          VALUE
--------------------------------------------------------------------------------

BONDS -- 0.01%

CORPORATE BONDS -- 0.01%

FINANCE -- 0.01%

CREDIT AND OTHER FINANCE -- 0.01%
              BG TRANSCO HOLDINGS
     5,000(1)  0.900%, 12/14/09                       $      7,642
     5,000(1)  4.187%, 12/14/22                              7,370
     5,000(1)  7.000%, 12/16/24                              7,306

                                                      ------------
              TOTAL FINANCE                                 22,318
                                                      ------------

TRANSPORTATION -- 0.00%

AIR TRANSPORTATION -- 0.00%
     2,627(1) *BAE SYSTEMS PLC
               7.450%, 11/30/03                              3,917
                                                      ------------
            TOTAL TRANSPORTATION                             3,917
                                                      ------------
TOTAL CORPORATE BONDS
(COST $38,383)                                              26,235

-----------
TOTAL BONDS
(COST $38,383)                                              26,235
                                                      ------------

-----------
(1) DENOMINATED IN BRITISH POUND.

PREFERRED STOCK -- 0.94%

CONSTRUCTION AND REAL ESTATE -- 0.01%

BUILDING MATERIALS -- 0.01%
     1,523    DYCKERHOFF ZEMENTWERKE AG.                    38,688
                                                      ------------

CONSTRUCTION -- 0.00%
       111  * BAU HOLDING AG.                                4,564

                                                      ------------
              TOTAL CONSTRUCTION AND
               REAL ESTATE                                  43,252
                                                      ------------

CONSUMER DURABLE -- 0.01%

TEXTILE APPAREL AND ACCESSORIES -- 0.01%
       295    ESCADA AG.                                    28,849

                                                      ------------
              TOTAL CONSUMER DURABLE                        28,849
                                                      ------------

MEDIA AND LEISURE -- 0.85%

BROADCASTING -- 0.76%
    18,398    PROSIEBEN MEDIA AG.                        2,310,331
                                                      ------------

PUBLISHING -- 0.09%
    22,206    NEWS CORP LTD ( LTD- VOTE)                   268,858
                                                      ------------
              TOTAL MEDIA AND LEISURE                    2,579,189
                                                      ------------

--------------------------------------------------------------------------------
   SHARES                                                VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 0.07%

COMPUTERS AND OFFICE EQUIPMENT -- 0.07%
     1,200    SAP AG.                                 $    222,584
                                                      ------------

TOTAL PREFERRED STOCK
(COST $2,273,434)                                        2,873,874
                                                      ------------

COMMON STOCK -- 98.88%

BASIC INDUSTRIES -- 3.17%

CHEMICALS AND PLASTIC -- 1.97%
    21,000    ASAHI CHEMICAL INDUSTRY CO LTD               148,864
    11,494    BASF AG.                                     463,858
    10,653    BOC GROUP PLC                                153,211
    22,092    DAICEL CHEMICAL INDUSTRIES LTD                71,411
    17,000    DAINIPPON INK & CHEMICAL, INC                 80,178
    11,890    DENKI KAGKU KOGYO                             52,818
       470  * DYNO ASA                                      10,298
     1,100    FANCL CORP                                   104,904
       150  * GIVAUDAN AG.                                  45,800
     3,300    GREENCORE GROUP PLC                            8,857
     2,468    KANEKA CORP                                   27,269
    12,727    KAO CORP                                     389,745
     1,791    KEMIRA OY                                      8,755
    12,000    KUREHA CHEMICAL INDUSTRY CO LTD               36,067
     1,283    L'AIR LIQUIDE                                168,000
        61    LONZA AG. (REGD)                              31,886
     1,144    LOREAL S.A.                                  994,639
    44,263    MITSUBISHI CHEMICAL CORP                     181,986
    21,000    MITSUBISHI GAS CHEMICAL CO, INC               70,462
     1,000    MITSUI CHEMICALS INC                           7,003
     1,000  * NIPPON SHOKUBAI CO LTD                         6,389
   391,331    OMNI INDUSTRIES LTD                          645,059
     2,428    ORICA LTD                                     11,047
    23,750    SEKISUI CHEMICAL CO LTD                       91,586
     6,597    SHIN-ETSU CHEMICAL CO LTD                    335,458
     6,633    SHISEIDO & CO LTD                            102,816
     1,000  * SHOWA DENKO K.K.                               1,474
       103    SIKA FINANZ AG. (BR)                          34,585
    16,791    SNIA S.P.A.                                   16,803
     1,515    SOLVAY ET CIE S.A.                           102,384
    22,564    SUMITOMO CHEMICAL CO LTD                     136,065
    15,919    TAKEDA CHEMICAL INDUSTRIES LTD             1,047,212
    17,000    TEIJIN LTD                                    83,070
    28,000    TORAY INDUSTRIES, INC                        113,798

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 63

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

CHEMICALS AND PLASTIC -- (CONTINUED)
    13,000    TOSOH CORP                    $   65,736
    11,714    UBE INDUSTRIES LTD                36,758
     1,819    URALITA S.A.                      10,985
     6,363    WESFARMERS LTD                    50,812
       300    ZODIAC S.A.                       61,282
                                            ----------
                                             6,009,330
                                            ----------

STEEL AND OTHER METALS -- 0.79%
       588    ACERINOX S.A.                     17,078
        97  * ALUSUISSE LONZA GROUP AG.
              (REGD)                            63,411
     1,759  * ASTRUIANA DE ZINC S.A. MINES      16,861
       414    BEKAERT S.A.                      21,469
       191    BOHLER-UDDEHOLM AG. (BR)           6,710
     1,126  * DANIELI & CO                       5,234
    13,754  * DELTA GOLD LTD                    10,248
       625    ELKEM AS                          11,772
       126  * FISCHER (GEORGE) LTD (REGD)       39,286
    13,166  * GKN PLC                          168,026
       225    GROUP 4 FALCK A/S                 36,256
     5,287    ILUKA RESOURCES LTD               15,176
     2,000  * JAPAN STEEL WORKS LTD              2,703
     4,193    JOHNSON MATTHEY PLC               59,034
    20,000    KAWASAKI STEEL CORP               28,733
     5,535    MAGNETI MARELLI S.P.A.            28,969
    12,847    MIM HOLDINGS LTD                   6,942
    16,000    MITSUBISHI MATERIALS CORP         65,632
     2,688    MITSUI MINING & SMELTING CO LTD   20,451
       320  * NEWCREST MINING LTD                  864
    41,000    NIPPON LIGHT METAL CO LTD         40,689
    96,000    NIPPON STEEL CORP                202,341
    60,000  * NKK CORP                          38,562
        78    NKT HOLDINGS AS                   13,029
     9,000    NORMANDY MINING LTD                4,863
     8,117    NORTH LTD                         19,250
     1,786    OUTOKUMPU OYJ SERIES A            17,120
     2,261    PECHINEY S.A.                     94,714
     2,922    PREUSSAG AKTIEGESELLSCHAFT AG.    94,813
     1,932    RAUTARUUKKI SERIES K               9,167
    54,033  * RESOLUTE SAMANTHA LTD              4,379
     4,780    RIO TINTO LTD                     79,266
    19,389    RIO TINTO LTD PLC (REGD)         317,012
     7,000    SANWA SHUTTER CORP                22,759
       546    SAPA AB                            9,649
     1,000    SMC CORP                         188,561
     4,049    SMITH (HOWARD) LTD                19,837
     4,135    SONS OF GWALIA                    13,034
     1,180    SUMITOMO HEAVY INDUSTRIES LTD      3,959
   126,000  * SUMITOMO METAL INDUSTRIES LTD     86,936
     2,964    SUMITOMO METAL MINING CO LTD      14,007
     1,050    SVENSKT STAL AB SERIES B          10,116
     1,107    SVENSKT STAL AB SERIES A (SAAB)   11,043
     7,717    THYSSEN KRUPP AG.                126,126
     5,000  * TOKYO STEEL MANUFACTURING CO
              LTD                               16,398
     3,000    TOSTEM CORP                       49,054
     5,185    TOYO SEIKAN KAISHA LTD            97,033
     3,084    TRELLEBORG AB SERIES B FREE       21,624
       471    UNION MINIERE GROUP S.A.          17,152
     2,807    USINOR                            34,387
    21,520    WMC LTD                           96,558
                                            ----------
                                             2,398,293
                                            ----------

PAPER AND FOREST PRODUCTS -- 0.41%
     7,336    AMCOR LTD                         25,727
    15,048    ARJO WIGGINS APPLETON PLC         58,547
     2,081    ASSIDOMAN AB                      29,776
     1,609    BUHRMANN NV                       46,193
    22,653    BUNZL PLC                        121,402
    29,890    CARTER HOLT HARVEY LTD            26,031
       280  * CORTICEIRA AMORIM S.A.             2,429
    15,000  * FLETCHER CHALLENGE LTD
               (FORESTS DIVISION)                5,437
    11,000    FLETCHER CHALLENGE LTD
               (PAPER DIVISION)                 12,635
     1,056    GRUPO EMPRESARIAL ENCE S.A.       17,309
       648  * INVESTIMENTOS PARTICIPACOES
              E GESTAO                           4,155
    19,144    JEFFERSON SMURFIT GROUP PLC       33,032
     1,000    KOKUYO CO LTD                     16,436
       209    MAYR-MELNHOF KARTON AG.            9,927
    20,000    MITSUBISHI PAPER MILLS LTD        46,502
     6,000    NGK INSULATORS LTD                74,517
    18,802    NIPPON PAPER INDUSTRIES CO       128,662
       564    NORSKE SKOGINDUSTRIER SERIES A    16,166
    15,000    OJI PAPER CO LTD                 103,496
     9,676  * PAPERLINX LTD                     18,416
     1,645    PORTUCEL INDUSTRIA EMPRESA        10,013
     2,467  * RENO DE MEDICI S.P.A.              5,013
    19,038    REXAM PLC                         74,071
     3,926    SCA AB SERIES B                   74,977
    13,635    SEKISUI HOUSE LTD                126,425
       800    UNI CHARM CORP                    48,543
     4,598    UPM-KYMMENE OYJ                  114,597
                                            ----------
                                             1,250,434
                                            ----------
              TOTAL BASIC INDUSTRIES         9,658,057
                                            ----------


64  2000 SEMI-ANNUAL REPOR                     SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 3.75%

ADVERTISING AND OTHER SERVICES -- 3.75%
       346    ADECCO S.A. (REGD)            $   294,918
     2,200    BENESSE CORP                      152,833
     3,858    CAPITA GROUP PLC                   94,442
    36,463    HAYS PLC                          203,416
       677  * ISS INTERNATIONAL SERVICE
              SYSTEM AS                          51,761
     3,000    OYO CORP                           42,164
        40  * PROSEGUR COMPANIA DE
               SEGURIDAD S.A.                       469
    41,203    RENTOKIL INITIAL PLC               93,565
   265,121    REUTERS GROUP PLC               4,523,399
     4,182    SECOM CO LTD                      306,334
     6,302    SECURITAS AB SERIES B FREE        134,364
    25,000    SEMBCORP INDUSTRIES LTD            27,183
    52,073    SINGAPORE TECHNOLOGIES
               ENGINEERING LTD                   76,499
        74    SURVEILLANCE S.A. SOCIETE DE       31,173
     1,412    VEDIOR NV                          17,528
    37,204    WHARF HOLDINGS LTD                 66,580
   362,996    WPP GROUP PLC                   5,303,054
                                            -----------
              TOTAL BUSINESS SERVICES        11,419,682
                                            -----------

CONSTRUCTION AND REAL ESTATE -- 2.15%

BUILDING MATERIALS -- 1.18%
    24,447    ASAHI GLASS CO LTD                273,812
    13,888    BLUE CIRCLE INDUSTRIES PLC         89,671
    13,315    BORAL LTD                          16,788
     1,892    CARADON PLC                         4,325
     5,465  * CEMENTIR S.P.A.                     8,617
     2,590    CIMENTOS DE PORTUGAL               49,654
       498  * CIN-CORPARACAO INDUSTRIAL DO
               NORTE S.A                          2,783
     6,919    CRH PLC                           125,353
    32,482    CRH PLC (United Kingdom)          587,290
    21,431    CSR LTD                            59,705
       101    GLAVERBEL S.A.                      7,551
    87,331    HANSON PLC                        617,422
     1,704    HEIDELBERGER ZEMENT AG.
               (GERMANY)                        105,519
       145    HOLDERBANK FINANCIERE GLARUS
               AG. (BR)                         178,344
     1,828    HOYA CORP                         164,138
       302  * IMERYS S.A.                        35,202
     8,486    IMPERIAL CHEMICAL INDUSTRY PLC     67,382
     5,649  * INAX CORP                          34,865
     3,103    ITALCEMENTI S.P.A.                 29,298
       972  * ITALCEMENTI S.P.A. (S/S)            3,279
    10,636    JAMES HARDIE INDUSTRIES LTD        28,028
    11,433    KINDEN CORP                        71,968
     1,514    LAFARGE S.A. (BR)                 118,136
    49,428    MALAYAN CEMENT BERHAD              16,259
     6,000    NIPPON SHEET GLASS CO LTD          83,590
    21,197  * PILKINGTON PLC                     30,164
       669    PORTLAND VALDERRIVAS S.A.          12,505
     3,935    RMC GROUP PLC                      51,231
       101  * SANITEC OYJ                         1,016
     3,364    SCHNEIDER ELECTRIC S.A.           235,402
     1,771  * ST. GOBAIN S.A.                   240,388
     1,000    SUMITOMO OSAKA CEMENT CO LTD        5,935
    41,000    TAIHEIYO CEMENT CORP               86,029
     9,000    TAKARA STANDARD CO                 39,300
     4,000    TOTO LTD                           30,774
     1,036    WIENERBERGER BAUSTOFF AG.          23,625
    12,473    WOLSELEY PLC                       67,034
                                            -----------
                                              3,602,382
                                            -----------

CONSTRUCTION -- 0.44%
       684    ACS ACTIVIDADES DE CONSTRUCCION
               Y SERVICIOS S.A.                  19,342
     3,873    AMEC PLC                           10,993
     3,872    AUTOPISTAS CONCESIONARIA
               ESPANOLA S.A.                     33,813
     5,457  * AUTOPISTAS CONCESIONARIA
               ESPANOLA RTS                       2,353
     3,205    BARRATT DEVELOPMENTS PLC           12,688
     3,419    BERKELEY GROUP PLC                 32,350
       390    BILFINGER & BERGER AG.              5,147
       489    BOUYGUES S.A.                     328,125
     5,493    BRISA-AUTO ESTRADAS DE
               PORTUGAL S.A.                     47,495
     4,300    DAITO TRUST CONSTRUCTION CO LTD    71,124
    14,000    DAIWA HOUSE INDUSTRY CO LTD       102,418
     5,129    DRAGADOS Y CONSTRUCCIONES S.A.     36,923
     6,000  * FLETCHER CHALLENGE LTD
               (BUILDING DIVISION)                6,383
     2,407    FOMENTO CONSTRUCCIONES Y
               CONTRATAS S.A                     45,685
    46,000  * FUJITA CORP                        22,608
       691    GROUPE GTM                         64,913
     2,309    HOCHTIEF AG.                       70,606
       594  * HOLLANDSCHE BETON GROEP NV
               (H.B.G.)                           7,032
    26,000  * HONG KONG CONSTRUCTION HOLDINGS     4,269
    19,287    IMPREGILO S.P.A.                   11,019
     6,209  * JARVIS PLC                         16,731
    13,000    JGC CONSTRUCTION CORP              52,589
     5,258  * LEIGHTON HOLDINGS LTD              16,984
       681    MAEDA ROAD CONSTRUCTION CO LTD      3,205

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 65

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

CONSTRUCTION -- (CONTINUED)
     6,000    NISHIMATSU CONSTRUCTION CO LTD $   23,704
     9,000    OBAYASHI CORP                      39,895
    14,000    OKUMURA CORP                       50,812
     1,934    SKANSKA AB SERIES B FREE           68,908
       477  * SOCIEDADE DE CONSTRUCOES
               SOARES DA COS                      1,408
    33,000    TAISEI CORP                        53,024
    10,077    TAYLOR WOODROW PLC                 23,112
     7,000  * TOA CORP                            8,799
     4,000  * TODA CONSTRUCTION CO               19,092
    29,000    UNITED INDUSTRIAL CORP             13,669
       200    VA TECHNOLOGIE AG. (BR)            10,578
                                             ----------
                                              1,337,796
                                             ----------

REAL ESTATE -- 0.53%
    13,154    BRITISH LAND PLC                   80,651
    80,000  * CHINESE ESTATES LTD                 9,339
    13,000    CITY DEVELOPMENTS LTD              50,376
    14,000    DAIWA KOSHO LEASE CO LTD           46,048
    23,911    DBS LAND LTD                       30,978
     9,000  * FIRST CAPITAL CORP LTD              8,588
    25,650    GANDEL RETAIL TRUST                16,632
    34,322    GENERAL PROPERTY TRUST             55,434
       181  * HAMMERSON PLC                       1,216
    26,000    HANG LUNG DEVELOPMENT CO LTD       20,179
    21,751    HENDERSON LAND DEVELOPMENT CO
               LTD                               95,709
    16,000  * HOPEWELL HOLDINGS LTD               6,670
    27,000    HYSAN DEVELOPMENT CO LTD           28,402
     2,000  * IMMSI S.P.A.                        2,847
     4,636    MEPC PLC                           38,180
     1,055    METROVACESA S.A.                   17,799
     5,506    MIRVAC GROUP                       11,207
    21,000    MITSUBISHI ESTATE CO LTD          247,710
    18,904    MITSUI FUDOSAN CO LTD             205,476
    28,514    NEW WORLD DEVELOPMENT CO LTD       31,824
     5,000    PARKWAY HOLDINGS LTD               12,782
    68,130    SINO LAND CO LTD                   24,035
     1,168    SLOUGH ESTATES PLC                  6,480
     6,776    STOCKLAND TRUST GROUP (UNITS)      14,341
    40,911    SUN HUNG KAI PROPERTIES LTD       293,907
    19,000    TOKYO TATEMONO CO LTD              40,585
    32,000  * U-CYBER TECHNOLOGY HOLDINGS LTD     4,187
       432    UNIBAIL S.A.                       60,046
     6,000    UNITED OVERSEAS LAND LTD            5,344
     4,447  * URBIS S.A.                         20,461
     3,722    VALLEHERMOSO S.A.                  22,299
     4,152    WCM BETEILIGUNGS &
               GRUNDBESITZ AG.                   97,869
                                             ----------
                                              1,607,601
                                             ----------
              TOTAL CONSTRUCTION AND
               REAL ESTATE                    6,547,779
                                            -----------

CONSUMER DURABLE -- 11.86%

HOME APPLIANCES AND FURNISHINGS-- 11.43%
     1,587    ADVANTEST CORP                    354,746
   114,444    ALPS ELECTRIC CO LTD            2,130,930
    54,560  * ASM LITHOGRAPHY HOLDINGS NV     2,354,573
     7,000  * ASM PACIFIC TECHNOLOGY LTD         26,221
       241  * BANG & OLUFSEN HOLDINGS AS
               (CLASS B)                          8,237
       228    BARCO NV                           25,680
    12,000    BROTHERS INDUSTRIES LTD            34,366
    27,428  * CHARTERED SEMICONDUCTOR
               MANUFACTURING LTDADR           2,468,520
    18,279  * CHARTERED SEMICONDUCTOR
               MANUFACTURING LTD (SINGAPORE)    159,639
     6,302    ELECTROLUX AB SERIES B             98,078
     9,000    EMAIL LTD                          16,535
    13,874  * EPCOS AG.                       1,389,660
     3,979    FAG KUGELFISCHER (GEORG)
               SCHAEFER AG.                      30,132
     2,000  * FISHER & PAYKEL INDUSTRIES LTD      6,308
        54    FORBO HOLDINGS AG. (REGD)          22,582
    53,894    FUJITSU LTD                     1,869,461
    54,033    HITACHI LTD                       781,376
    53,187  * INFINEON TECHNOLOGIES AG.       4,208,768
    23,839    KONINKLIJKE PHILIPS ELECTRONICS
               NV                             1,128,879
     3,530    KYOCERA CORP                      600,227
    35,069    MATSUSHITA ELECTRIC INDUSTRIAL
               CO LTD                           911,519
    14,302    MURATA MANUFACTURING CO LTD     2,057,412
     6,000    NATSTEEL ELECTRONICS LTD           18,392
    30,267    NIPPON ELECTRIC CORP              952,628
     1,000    NITTO DENKO CORP                   38,657
     4,064    PIONEER CORP                      158,640
     7,864    ROHM CO                         2,304,173
     1,000    SANRIO CO LTD                      26,701
    36,230    SANYO ELECTRIC CO LTD             326,683
    18,683    SHARP CORP                        331,098
     1,000    SHIMACHU CO LTD                    21,266
    17,938    SONY CORP                       1,678,491
   152,039    SPIRENT PLC                     1,023,113
     5,303  * ST ASSEMBLY TEST SERVICES LTD
               (ADR)                            136,552
    53,491    ST MICROELECTRONICS NV          3,384,208


66 2000 SEMI-ANNUAL REPORT                     SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

HOME APPLIANCES AND FURNISHINGS-- (CONTINUED)
    39,040    TAIWAN SEMICONDUCTOR
               MANUFACTURING CO LTD ADR     $ 1,512,800
     1,834    TAIYO YUDEN CO LTD                115,100
     3,399    TOKYO ELECTRON CO LTD             466,474
    61,512    TOSHIBA CORP                      695,927
     4,000    VARITRONIX INTERNATIONAL LTD        6,953
     3,199    VENTURE MANUFACTURING LTD
               (SINGAPORE)                       32,563
     5,458    YAMAHA CORP                        59,789
    33,200    YOKOWO CO LTD                     848,819
                                            -----------
                                             34,822,876
                                            -----------

TEXTILE APPAREL AND ACCESSORIES-- 0.43%
       234    ADIDAS SALOMON AG.                 12,996
     4,123    AOYAMA TRADING CO LTD              59,623
    30,597    BENETTON GROUP S.P.A.              64,232
     4,913    BULGARI S.P.A.                     65,933
       744    CHARGEURS S.A.                     42,791
     7,759    CITIZEN WATCH CO LTD               75,095
     1,364    DOUGLAS HOLDINGS AG.               39,617
    26,000    ESPRIT HOLDINGS LTD                27,017
    14,000    GUNZE LTD                          54,517
    14,601    HENNES & MAURITZ AB SERIES B      306,312
     4,000  * KANEBO LTD                         12,400
     4,000    KURARAY CO LTD                     45,973
     1,009    MARZOTTO & FIGLI S.P.A.             8,269
    12,000    NISSHINBO INDUSTRY, INC            63,515
    21,439    NITTO BOSEKI CO LTD                37,487
     1,000    ONWARD KASHIYAMA CO LTD            13,610
    26,221    PACIFIC DUNLOP LTD                 23,457
     9,000  * RENOWN, INC                        13,185
       659    SHIMAMAURA CO LTD                  77,173
       644    THE SWATCH GROUP AG. (REGD)       168,518
     1,000    TOKYO STYLE CO LTD                  9,451
     3,000    WACOAL CORP                        30,623
    15,000    WING TAI HOLDINGS LTD              10,671
     1,000  * WORLD CO LTD                       43,477
                                            -----------
                                              1,305,942
                                            -----------
              TOTAL CONSUMER DURABLE         36,128,818
                                            -----------

ENERGY -- 5.12%

OIL, GAS AND OTHER ENERGY SERVICES-- 5.12%
   373,800    BP AMOCO PLC                    3,587,777
    27,034    BP AMOCO PLC (SPONS ADR)        1,529,110
    30,773    BROKEN HILL PROPRIETARY CO LTD    364,915
     1,752  * BURMAH CASTROL PLC                 44,188
       551    COFLEXIP S.A.                      67,079
    26,000    COSMO OIL CO LTD                   47,920
   139,632    ENTE NAZIONALE IDROCARBURI
                S.P.A.                          809,790
     6,191    FLETCHER CHALLENGE LTD
               (ENERGY DIVISION)                 20,255
    77,251    IHC CALAND NV                   3,776,649
    24,430    LONDON & SCOTTISH MARINE OIL
               PLC                               51,963
    28,000    NIPPON MITSUBISHI OIL CO          128,618
     4,799    NORSK HYDRO AS                    202,123
       475    OMV AKTIENGESELLS AG.              41,435
     5,500    ORIGIN ENERGY LTD                   5,316
     1,582  * PETROLEUM GEO-SERVICES AS          27,114
    21,192    REPSOL S.A.                       423,555
    37,687    ROYAL DUTCH PETROLEUM CO        2,351,824
    11,763    SANTOS LTD                         35,949
     6,000    SHOWA SHELL SEKIYU K.K.            29,716
       670    SMEDVIG AS SERIES A                12,149
       411    TECHNIP S.A.                       49,917
     6,000    TEIKOKU OIL CO LTD                 19,508
    12,013    TOTAL FINA ELF S.A.             1,849,394
       900    TOTAL FINA S.A. (STRIP VVPR)            8
       900    TOTAL FINA S.A. SERIES B          140,538
                                            -----------
              TOTAL ENERGY                   15,616,810
                                            -----------

FINANCE -- 13.95%

BANKS, SAVINGS AND LOANS -- 7.96%
    32,716    ABBEY NATIONAL PLC                391,276
    25,800    ABN-AMRO HOLDINGS NV              634,612
    15,446    ALLIED IRISH BANK PLC             138,735
   125,000    ASAHI BANK LTD                    526,932
    35,000  * ASHIKAGA BANK LTD                  72,778
     3,226    BANCA COMMERCIALE ITALIANA
               S.P.A.                            18,121
    91,360    BANCA DI ROMA                     112,623
    14,046    BANCA INTESA RISP S.P.A.           33,391
    77,531    BANCA INTESA S.P.A.               348,562
     3,226  * BANCA INTESA S.P.A. PUT WTS
               11/15/02                           4,236
     4,927    BANCA POPOLARE DI MILANO           35,658
    17,813    BANCO COMERCIAL PORTUGUES S.A.
               (REGD)                            93,060
     2,161    BANCO ESPIRITO SANTO S.A.          53,237
    70,626    BANCO SANTANDER CENTRAL
               HISPANO S.A.                     748,099
     2,054    BANK AUSTRIA AG.                  100,455
    29,038    BANK OF EAST ASIA LTD              67,798
     4,000    BANK OF FUKUOKA LTD                27,296
   127,000    BANK OF TOKYO MITSUBISHI LTD    1,537,668
    26,000    BANK OF YOKOHAMA LTD              116,728
    25,801    BARCLAYS PLC                      641,757
     6,450    BAYERISCHE HYPO-UND
               VEREINSBANK AG.                  418,334

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 67

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

BANKS, SAVINGS AND LOANS-- (CONTINUED)
    53,258    BCO BILBAO VIZCAYA ARGENTARIA
               S.A.                          $  798,972
     8,171    BNP PARIBAS GROUP                 789,529
     9,747    BPI-SGPS S.A. (REGD)               34,570
    23,500    CHRISTIANIA BANK OG KREDITKASSE   126,745
    15,000    CHUO MITSUI TRUST & BANKING CO
               LTD                               65,500
    21,944    COMMONWEALTH BANK OF AUSTRALIA    364,833
     4,822    CREDIT SUISSE GROUP (REGD)        962,285
    47,850    DAIWA BANK LTD                    124,372
    23,786    DBS GROUP HOLDINGS LTD            305,411
       966    DEN DANSKE BANK AF 1871           116,682
    11,183    DEUTSCHE BANK AG. (REGD)          924,055
    12,198    DNB HOLDING ASA                    50,804
     8,042    DRESDNER BANK AG. (REGD)          332,256
     9,086    FORENINGSSPARBANKEN AB            133,637
    58,185    FUJI BANK LTD                     443,257
     1,000    GUNMA BANK LTD                      5,170
    33,200    HANG SENG BANK LTD                315,175
    22,000  * HOKURIKU BANK LTD                  51,152
   151,794    HSBC HOLDINGS PLC
               (UNITED KINGDOM)               1,736,145
    43,000    INDUSTRIAL BANK OF JAPAN LTD      326,764
    19,000    JOYO BANK                          73,269
     5,332    KBC BANCASSURANCE HOLDINGS NV     235,626
    94,206    LLOYDS TSB GROUP PLC              889,938
    21,672    MITSUBISHI TRUST & BANKING CORP   168,581
    27,207    NATIONAL AUSTRALIA BANK LTD       455,731
    13,707    NORDIC BALTIC HOLDING AB          100,396
     1,301    NORDIC BALTIC HOLDING-FDR           9,503
    38,475    NORDIC BALTIC HOLDING (NBH) AB    291,719
    21,791    OVERSEAS CHINESE BANKING CORP
               LTD                              149,980
    42,768    ROYAL BANK OF SCOTLAND PLC        716,095
   174,359    SAKURA BANK LTD                 1,207,975
    63,349    SAN PAOLO-IMI S.P.A.            1,128,889
    49,000    SANWA BANK LTD                    391,810
     7,000    SEVENTY-SEVEN (77) BANK LTD        56,105
    10,000    SHIZUOKA BANK LTD                  85,065
    12,151  * SKANDINAVISKA ENSKILDA BANKEN
               SERIES A                         144,774
     7,697    SOCIETE GENERALE S.A.             464,830
    97,339    SUMITOMO BANK LTD               1,196,024
     7,738    SUNCORP-METWAY LTD                 40,058
    12,586    SVENSKA HANDELSBANKEN SERIES A    183,680
    52,000    TOKAI BANK LTD                    257,048
     7,404    UBS AG. (REGD)                  1,088,244
    87,459    UNICREDITO ITALIANO S.P.A.        420,024
    18,448    UNITED OVERSEAS BANK LTD          120,569
    32,804    WESTPAC BANKING CORP              237,339
     2,200    WING LUNG BANK LTD                  7,281
                                            -----------
                                             24,249,223
                                            -----------

CREDIT AND OTHER FINANCE -- 2.17%
     2,139    ACOM CO LTD                       180,337
    28,331    ALLIED ZURICH PLC                 335,187
    48,000  * BRIERLEY INVESTMENTS LTD            7,456
    10,424  * CANARY WHARF FINANCE PLC           58,152
     1,261    CORPORACION FINANCIERE ALBA
               S.A.                              33,362
     1,000    CREDIT SAISON CO LTD               23,251
     1,992    DROTT AB SERIES B                  21,576
       167    EURAFRANCE S.A.                    80,282
    32,809    HALIFAX PLC                       314,904
     5,000    HAW PAR CORP LTD                    8,097
   156,977    HUTCHINSON WHAMPOA LTD          1,973,531
    39,900    ICICI LTD (SPONS ADR)             748,125
    16,988    ING GROEP NV                    1,152,943
     5,093    IRISH LIFE AND PERMANENT PLC       43,108
    14,938    LAND SECURITIES PLC               178,655
     7,907    LEND LEASE CORP LTD               101,160
    10,261    MEDIOBANCA S.P.A.                 106,229
     1,400    NICHIEI CO LTD (KYOTO)             23,024
     5,000    NIPPON SHINPAN CO LTD              12,239
     1,300    ORIX CORP                         192,294
     2,300    PROMISE CO LTD                    182,172
     4,776    PROVIDENT FINANCIAL PLC            50,251
    10,000  * QPL INTERNATIONAL HOLDINGS LTD     14,368
     3,298    SCHRODERS PLC (NEW)                59,314
    20,000    SUMITOMO CORP                     225,517
     2,800    TAKEFUJI CORP                     339,013
    19,000    TOKYU CORP                         94,101
       534  * WESTFIELD TRUST (NEW UNITS)         1,004
    23,609    WESTFIELD TRUST (UNITS)            45,942
                                            -----------
                                              6,605,594
                                            -----------

INSURANCE -- 3.06%
    23,673  * AEGON NV                          845,756
     4,278    ALLIANZ AG. (REGD)              1,543,147
    19,444    AMP LTD                           198,467
    21,855    ASSICURAZIONI GENERALI S.P.A.     752,103
     6,630    AXA                             1,048,648
    39,916    CGNU PLC                          664,716
       361    COMPANHIA DE SEGUROS
               TRANQUILIDADE                     11,419
       966    CORPORACION MAPFRE S.A.            12,287
    12,916    FORTIS B                          377,377
       462  * FORTIS B CVG 07/20/01               3,299
     4,158    FORTIS B NPV (STRIP VVPR)              39
       135    GENERALI HOLDING VIENNA            21,805


68  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                           VALUE
--------------------------------------------------------------------------------

INSURANCE -- (CONTINUED)
    91,327    LEGAL & GENERAL GROUP PLC          $   213,611
     9,000    MITSUI TAISHO MARINE & FIRE CO LTD      43,383
     3,045    MUENCHENER RUECKVER AG. (REGD)         960,319
       842    POHJOLA INSURANCE CO LTD SERIES B       29,880
    33,756    PRUDENTIAL PLC                         494,678
     7,180    QBE INSURANCE GROUP LTD                 35,229
    12,518    RAS S.P.A.                             137,995
     1,234    SAI S.P.A.                              21,942
     1,268    SAMPO INSURANCE CO SERIES A             51,658
    18,058    SKANDIA FORSAKRINGS AB                 479,722
     4,330    UNI-STOREBRAND AS SERIES A              31,408
     9,000    SUMITOMO MARINE & FIRE
               INSURANCE CO                           52,485
       250    SWISS REINSURANCE                      511,203
    29,253  * TOKIO MARINE & FIRE INSURANCE
               CO LTD                                338,424
       831  * TOPDANMARK AS                           13,668
       867    ZURICH ALLIED AG.                      429,750
                                                 -----------
                                                   9,324,418
                                                 -----------

SECURITIES AND COMMODITIES-- 0.76%
     9,807    3I GROUP PLC                           201,768
    16,094    AMVESCAP PLC                           258,265
    21,000    DAIWA SECURITIES GROUP, INC            277,879
    30,054  * ITOCHU CORP                            151,972
    35,000  * MARUBENI CORP                          120,745
    24,318    MITSUBISHI CORP                        220,422
    20,632    MITSUI & CO LTD                        157,956
    35,200    NOMURA SECURITIES CO LTD               863,356
     1,427    OM GRUPPEN AB                           64,103
                                                 -----------
                                                   2,316,466
                                                 -----------
              TOTAL FINANCE                       42,495,701
                                                 -----------

FOODS AND RELATED -- 4.83%

BEVERAGES, OTHER FOOD PRODUCTS-- 4.62%
     9,825    AJINOMOTO CO LTD                       126,293
     7,415    ASAHI BREWERIES LTD                     88,937
       364    AUSTRIA TABAKWERKE AG.                  13,538
     4,286    AUTOGRILL S.P.A.                        45,892
     2,238    AZUCARERA EBRO AGRICOLAS S.A.           26,816
    12,264    BASS PLC                               137,948
       686  * BRAU UND BRUNNEN AG.                    29,460
    50,579    CADBURY SCHWEPPES LTD                  332,320
     1,148    CARLSBERG BREWERIES AS (CLASS A)        33,928
    12,675    CARREFOUR SUPERMARCHE S.A.             869,948
     1,987    CASINO GUICHARD-PERRACHON S.A.         184,757
    14,532    COCA COLA AMATIL LTD                    28,357
       676    COLRUYT S.A.                            28,758
    64,751    COMPASS GROUP PLC                      853,320
     1,030    DANISCO AS                              34,544
     2,127    DANONE GROUP                           283,409
       984    DCC PLC                                  8,743
       893    DELHAIZE FRERES NV                      53,629
    57,611    DIAGEO PLC (CLASS A)                   517,198
       854  * EL AGUILA S.A.                           6,082
     7,000  * EZAKI GLICO CO LTD                      38,903
    26,751    FOSTERS BREWING GROUP LTD               75,490
     5,000    FRASER & NEAVE LTD                      17,785
     3,316    FYFFES PLC                               3,432
    29,453    GOODMAN FIELDER LTD                     21,928
     5,409    HEINEKEN NV                            330,544
     2,813    HOUSE FOODS CORP                        43,603
     6,548    ITO-YOKADO CO LTD                      394,856
     1,653    JERONIMO MARTINS SGPS S.A.              27,349
        64    KAMPS AG.                                2,055
     2,000    KATOKICHI CO LTD                        50,755
     2,959    KERRY GROUP (CLASS A)                   38,831
    20,626    KIRIN BREWERY CO LTD                   258,309
    21,000    LI & FUNG LTD                          105,066
    10,087    LION NATHAN LTD                         22,555
     1,714    LVMH MOET HENNESSY LOUIS VUITTON       709,621
     5,000    MEIJI SEIKA KAISHA LTD                  33,175
        39    MOEVENPICK HOLDINGS (BR)                17,484
       700    NESTLE S.A. (REGD)                   1,405,540
     1,707    NEW UNIGATE PLC                          7,494
     7,000    NICHIREI CORP                           29,905
     4,000    NIPPON MEAT PACKERS, INC                58,600
     7,158    NIPPON OIL & FATS CO LTD                20,973
    24,000    NIPPON SUISAN KAISHA LTD                44,007
     1,337    NISSHIN FLOUR MILLING CO LTD            13,395
     3,900    NISSIN FOOD PRODUCTS CO LTD             99,526
     3,462    ORKLA ASA                               66,020
       154    OSTERREICHISCHE
               BRAU-AKTIENGESELLSCHAF                  7,010
       821    OYJ HARTWALL ABP                        16,527
    27,715    PARMALAT FINANZIARIA S.P.A.             39,266
     1,648    PERNOD-RICARD S.A.                      90,046
     5,748  * RAISIO GROUP PLC                        11,405
     5,704  * RINASCENTE S.P.A.                       32,478
   149,641    ROYAL AHOLD NV                       4,422,385
    10,101    SAINSBURY (J) PLC                       45,875
     1,870    SKYLARK CO LTD                          74,056
     5,000    SNOW BRAND MILK PRODUCTS CO             26,937
       468    SODEXHO ALLIANCE S.A.                   85,237
    10,300    SOUTHCORP LTD                           29,808
     6,431  * SWEDISH MATCH AB RTS                       408

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 69

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                           VALUE
--------------------------------------------------------------------------------

BEVERAGES, OTHER FOOD PRODUCTS -- (CONTINUED)
     6,431    SWEDISH MATCH CO             $    19,943
     3,765    TAKARA SHUZO CO LTD               94,124
     7,950  * TATE & LYLE PLC                   39,717
     1,854  * TELEPIZZA S.A.                    10,485
   148,019  * TESCO PLC                        460,496
    40,796    UNILEVER LTD                     247,044
    10,044    UNILEVER NV CERTIFICATE          462,628
     4,259    UNY CO LTD                        58,973
       156    VALORA HOLDINGS AG. (REGD)        43,459
    22,297    WOOLWORTHS LTD                    82,534
     1,000    YAKULT HONSHA CO LTD              13,317
     3,000  * YAMAZAKI BAKING CO LTD            29,489
                                           -----------
                                            14,084,725
                                           -----------

TOBACCO -- 0.21%
     6,793    ALTADIS S.A.                     104,773
     4,881    BRITISH AMERICAN TOBACCO
               AUSTRALIA LTD                    30,771
    34,236    BRITISH AMERICAN TOBACCO PLC     228,569
        32    JAPAN TOBACCO, INC               281,585
                                           -----------
                                               645,698
                                           -----------
              TOTAL FOODS AND RELATED       14,730,423
                                           -----------

HEALTH -- 6.54%

DRUGS AND PHARMACEUTICALS -- 5.65%
     4,934    AKZO NOBEL NV                    210,470
    10,140    ASTRAZENECA PLC                  474,008
    22,300    ASTRAZENECA PLC
               (UNITED KINGDOM)              1,041,494
    14,090    AVENTIS S.A.                   1,032,573
    11,397    BAYER AG.                        446,615
     1,920    BEIERSDORF AG.                   165,644
    14,173    BOOTS CO LTD                     107,926
     4,347  * CELLTECH GROUP PLC                84,235
     2,684    CHUGAI PHARMACEUTICAL CO LTD      50,863
     1,642    CSL LTD                           32,568
     7,515    DAIICHI PHARMACEUTICAL CO LTD    191,069
     4,644    EISAI CO LTD                     149,238
     4,844    F.H. FAULDING & CO LTD            23,802
     1,272    GEHE AG.                          42,066
   215,403    GLAXO WELLCOME PLC             6,283,916
    11,331    KYOWA HAKKO KOGYO                111,059
     4,013    MERCK & CO KGAA                  128,868
     1,243    NOVARTIS AG. (REGD)            1,975,266
     1,378    NOVO NORDISK AS (CLASS B)        235,505
     6,027    NYCOMED AMERSHAM PLC              59,855
        14    ROCHE HOLDINGS AG. (BR)          148,561
       136    ROCHE HOLDINGS AG.
               (GENUSSCHEINE)                1,328,163
     6,486    SANKYO CO LTD                    146,822
    11,311    SANOFI-SYNTHELABO S.A.           541,045
     3,963    SCHERING AG.                     218,056
     5,539    SHIONOGI & CO LTD                105,491
    96,992  * SMITHKLINE BEECHAM/BECKMAN LTD 1,270,132
     5,623    TAISHO PHARMACEUTICAL CO LTD     201,958
     2,484    UCB S.A.                          91,626
     6,000    YAMANOUCHI PHARMACEUTICAL CO
               LTD                             328,352
                                           -----------
                                            17,227,246
                                           -----------

MEDICAL EQUIPMENT AND SUPPLIES -- 0.89%
       323    ESSILOR INTERNATIONAL S.A.        92,949
     3,694    FANUC LTD                        376,728
     1,801    FRESENIUS MEDICAL CARE AG.       144,190
     4,508    GAMBRO AB (CLASS A)               37,006
     1,348    GAMBRO AB (CLASS B)               10,758
    25,832    IMI PLC                          110,672
    62,182    INVENSYS PLC                     233,460
     4,625    KEYENCE CORP                   1,529,993
       200  * RADIOMETER AS (CLASS B)            6,322
    14,237    SMITH & NEPHEW PLC                52,590
     1,310    WILLIAM DEMANT AS                 38,885
     2,768    WILLIAMS PLC                      16,133
     5,000    YOKOGAWA ELECTRIC CORP            50,094
                                           -----------
                                             2,699,780
                                           -----------
              TOTAL HEALTH                  19,927,026
                                           -----------

INDUSTRIAL MACHINERY -- 3.34%

ELECTRICAL -- 2.52%
     1,231    ABB LTD                          143,441
     3,845    ABB LTD (SWITZERLAND)            461,688
   331,125  * ARM HOLDINGS PLC               3,549,132
     5,155  * ELECTROCOMPONENTS PLC             52,678
       227  * EMPRESA FABRIL DE MAQUINAS
               ELECTRICAS                        1,436
   145,126    ERG LTD                        1,130,161
     1,000    FUJI MACHINE MANUFACTURING CO     52,645
    10,000    FURUKAWA ELECTRIC CO LTD         209,355
       700    HIROSE ELECTRIC CO LTD           109,233
   130,393    JOHNSON ELECTRIC HOLDINGS LTD  1,233,667
    41,211    MITSUBISHI ELECTRIC CORP         447,162
     3,000    NGK SPARK PLUG CO LTD             46,530
        16  * SGL CARBON AG.                     1,068
    14,222    SUMITOMO ELECTRIC INDUSTRIES
               CO                              244,379
                                           -----------
                                             7,682,575
                                           -----------

OTHER INDUSTRIAL EQUIPMENT -- 0.82%
     1,845    AGIV AG.                          19,649
     7,669    AMADA CO LTD                      65,236


70  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                             VALUE
--------------------------------------------------------------------------------

OTHER INDUSTRIAL EQUIPMENT-- (CONTINUED)
     3,660    ATLAS COPCO AB SERIES B FREE         $    68,854
     1,909    BUDERUS AG.                               30,468
     4,000  * DAI NIPPON SCREEN MANUFACTURING
               CO LTD                                   38,147
     4,000    DAIFUKU CO LTD                            44,460
     6,000    DAIKIN INDUSTRIES LTD                    139,790
     5,000    EBARA CORP                                67,910
    16,615    FKI PLC                                   59,110
       860    FLS INDUSTRIES AS (CLASS B)               13,261
       416  * INDUSTRIE-WERKE KARLSRUHE
               AUGSBURG AG.                              6,579
    16,000  * ISHIKAWAJIMA-HARIMA HEAVY
               INDUSTRIES                               29,035
    21,596    KOMATSU LTD                              152,272
       908    KOMORI CORP                               15,911
       273    KONE CORP SERIES B                        16,486
     1,000    KOYO SEIKO CO LTD                          8,705
    27,000    KUBOTA CORP                               98,250
       903    LINDE AG.                                 36,442
     2,696    MAKINO MILLING MACHINE CO LTD             26,501
       796    MAKITA CORP                                7,606
       930    METRA CO SERIES B                         16,091
     1,949    METSO OYJ                                 23,540
     8,000    MINEBEA CO LTD                           100,566
    73,000    MITSUBISHI HEAVY INDUSTRIES LTD          324,287
    12,408    NSK LTD                                  109,067
    13,296    NTN TOYO BEARING CO LTD                   56,928
     4,000  * OKUMA CORP                                17,542
       376  * PROXIMA ASA                                4,267
     4,572    SANDVIK AB                                96,436
        33    SCHINDLER HOLDINGS LTD (REGD)             50,735
       460  * STORK NV                                   6,261
        55  * SULZER WINTERTHUR AG. (REGD)              36,699
     2,205    SVENKA KULLAGERFABRIKEN AB
               SERIES B                                 37,082
    10,300    THK CO LTD                               521,809
     1,259    TOMRA SYSTEMS AS                          33,509
     6,000  * TSUBAKIMOTO CHAIN CO                      30,623
     1,910    VESTAS WIND SYSTEMS A/S                   70,439
     1,300    ZARDOYA OTIS S.A.                         11,564
                                                   -----------
                                                     2,492,117
                                                   -----------
              TOTAL INDUSTRIAL MACHINERY            10,174,692
                                                   -----------

MEDIA AND LEISURE -- 4.87%

BROADCASTING -- 1.78%
     1,000    ASATSU, INC                               41,114
    30,385  * BRITISH SKY BROADCASTING GROUP
               PLC                                     594,317
     1,874    CANAL PLUS S.A.                          316,165
     4,491    CARLTON COMMUNICATIONS PLC                57,790
     1,422  * EM.TV & MERCHANDISING AG.                 84,104
       123    FUJI TELEVISION NETWORK, INC           1,929,848
    20,559    MEDIASET S.P.A.                          315,322
    43,455    RANK GROUP PLC                           100,653
       214  * SERVICOS TELECOMUNICACOE
               MULTIMEDIA S.A.                          10,667
     6,000    TELEVISION BROADCASTS LTD                 40,025
    17,990    TF1 TV FRANCAISE                       1,258,886
    35,000    TOEI CO LTD                              256,377
       100  * TOHO CO LTD                               17,069
     9,422    TOKYO BROADCASTING SYSTEMS, INC          407,866
                                                   -----------
                                                     5,430,203
                                                   -----------

LODGING/GAMING/RECREATION -- 0.33%
     4,519    ACCOR S.A.                               185,966
         1    CLUB MEDITERRANEE S.A.                       136
    11,268    EMI GROUP PLC                            102,351
    30,974    GRANADA GROUP LTD (CLASS A)              309,483
    27,325    HILTON GROUP PLC                          95,972
     4,000    HONG KONG & SHANGHAI HOTELS LTD            2,321
     5,000    HOTEL PROPERTIES LTD                       4,453
    19,000  * MIRAMAR HOTEL & INVESTMENT CO LTD         10,968
     1,828    ORIENTAL LAND CO LTD                     187,117
     4,000    OVERSEAS UNION ENTERPRISES LTD             9,716
   192,000  * REGAL HOTELS INTERNATIONAL LTD             6,527
    30,000    SHANGRI-LA ASIA LTD                       35,407
     3,492  * SOL MELIA S.A.                            39,164
     4,870    TABCORP HOLDINGS LTD                      28,070
                                                   -----------
                                                     1,017,651
                                                   -----------

PUBLISHING -- 2.76%
    11,679    DAI NIPPON PRINTING CO LTD               206,312
    12,122    ELSEVIER UTIGEVERSMIJ NV                 147,458
     8,966    INDEPENDENT NEWS & MEDIA PLC              32,659
       200    KADOKAWA SHOTEN PUBLISHING CO
               LTD                                      20,226
    26,834    LAGARDERE SCA                          2,057,822
     2,193    MONDADORI (ARNOLDO) EDITORE S.P.A.        50,242
    48,187    NEWS CORP LTD                            665,446
   136,975    PEARSON PLC                            4,354,692
    23,247    REED INTERNATIONAL PLC                   202,363
     1,081    SCHIBSTED ASA                             20,108
     5,900    SHOBUNSHA PUBLICATIONS, INC              206,888
     6,000    SINGAPORE PRESS HOLDINGS LTD              93,696
    42,000    SOUTH CHINA MORNING POST                  32,597
    16,000    TOPPAN PRINTING CO LTD                   169,676
     5,039    WOLTERS KLUWER NV                        134,766
                                                   -----------
                                                     8,394,951
                                                   -----------
              TOTAL MEDIA AND LEISURE               14,842,805
                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 71

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

RETAIL AND WHOLESALE -- 1.12%

GENERAL MERCHANDISE STORES-- 1.12%
       427  * AMER GROUP LTD PLC SERIES A   $   11,788
    17,811    COLES MYER LTD                    68,591
     1,351    CORTEFIEL S.A.                    29,423
     1,000    DAIEI, INC                         3,761
    15,363    DAVID JONES LTD                   11,456
    17,000    GIORDANO INTERNATIONAL LTD        25,843
    26,897    GREAT UNIVERSAL STORES PLC       173,057
     1,837    HAGEMEYER NV                      50,855
     1,000  * HANKYU DEPARTMENT STORES, INC      5,349
     4,000    ISETAN CO LTD                     49,148
        24    JELMOLI HOLDINGS AG. (BR)         30,257
     3,775    JUSCO CO LTD                      71,717
       896    KARSTADT QUELLE AG.               23,447
     1,332    KESCO OYJ                         13,598
    20,167    KINGFISHER PLC                   183,642
    50,215    MARKS & SPENCER PLC              176,557
     8,646    MARUI CO LTD                     165,890
     4,006    METRO AG.                        142,045
     3,000  * MITSUKOSHI LTD                    13,326
    15,000    MYCAL CORP                        51,464
     7,960    NINTENDO CO LTD                1,393,362
     2,286    PINAULT-PRINTEMPS-REDOUTE S.A.   509,923
       346    RHI AG.                            8,470
     2,000  * ROBINSON & CO LTD                  4,511
       600  * SEGA ENTERPRISES LTD               9,243
    32,100    SONAE SGPS S.A.                   56,618
       724    STOCKMANN B FREE                  11,069
     9,000    TAKASHIMAYA CO LTD                84,044
     4,700  * THE WAREHOUSE GROUP LTD           11,438
    13,000  * WATERFORD WEDGWOOD PLC (UNITS)    14,206
                                            ----------
              TOTAL RETAIL AND WHOLESALE     3,404,098
                                            ----------

TECHNOLOGY -- 13.67%

COMMUNICATIONS EQUIPMENT -- 3.12%
   165,374    NOKIA OYJ                      8,473,198
    14,700    NORTEL NETWORKS CORP           1,018,911
     2,000    SIRTI S.P.A.                       3,345
                                            ----------
                                             9,495,454
                                            ----------

COMPUTERS AND OFFICE EQUIPMENT-- 9.92%
    77,749  * ADCORE AB                        602,793
    14,000    AETHER SYSTEMS, INC            2,870,000
     2,000    AMANO CORP                        22,381
    24,600    AMDOCS LTD                     1,888,050
   262,327  * ANITE GROUP PLC                  625,490
     3,198  * BAAN CO NV                         8,736
     1,000    CANON SALES CO, INC               17,958
     1,884    CAP GEMINI S.A.                  333,203
    16,100  * CHECK POINT SOFTWARE
               TECHNOLOGIES LTD              3,409,175
   154,125    COMPTEL OYJ                    3,117,367
    10,379    COMPUTERSHARE LTD                 53,530
     1,750    CREATIVE TECHNOLOGY LTD           42,207
     1,393    CSK CORP                          43,185
     1,682    DASSAULT SYSTEMS S.A.            157,526
    20,080  * DIXONS GROUP PLC (NEW)            81,773
       458  * EST ASIATIQUE                      6,826
    82,556  * FRAMTIDSFABRIKEN AB            1,143,640
       900  * FUJI SOFT ABC, INC                53,506
     5,100    FUJITSU SUPPORT & SERVICE, INC   506,138
     5,877    GETRONICS NV                      90,983
       323    INSTRUMENTARIUM GROUP SERIES B
               FREE                              7,740
     6,487  * INTERSHOP COMMUNICATIONS AG.   2,941,287
    16,000    KEPPEL CORP LTD                   34,610
     2,100    KONAMI CO LTD                    132,985
    76,004    LOGICA PLC                     1,799,575
       505    LONDON BRIDGE SOFTWARE
               HOLDINGS PLC                      3,707
     1,690  * MERKANTILDATA ASA                  8,719
     6,235    MISYS PLC                         52,670
       500    NAMCO LTD                         18,052
       455  * NAVISION SOFTWARE AS              19,001
     1,148    NIDEC CORP                        99,825
     4,000    OMRON CORP                       108,883
     1,400    ORACLE CORP (JAPAN)              508,123
       700  * ORACLE CORP (JAPAN) (NEW)        257,700
    90,000  * PACIFIC CENTURY CYBERWORKS LTD   177,805
    14,192  * PIXELPARK AG.                    979,509
     1,439  * PSION PLC                         13,920
    25,222    SAGE GROUP PLC                   204,282
     4,447    SAP AG.                          667,135
     1,495  * SATAMA INTERACTIVE                 5,804
     3,716    SEMA GROUP PLC                    52,881
    50,580  * SILVERLINE INDUSTRIES LTD
               (DEMAT)                         497,070
    36,000  * SILVERLINE TECHNOLOGIES LTD ADR  778,500
     4,000    SINGAPORE COMPUTER SYSTEMS LTD     8,652
     5,658    SOFTBANK CORP                    770,079
     6,561    SSL INTERNATIONAL PLC             70,770
   109,462  * STONESOFT OYJ                  1,741,822
     4,000    TERUMO CORP                      135,726
    23,700    TIBCO SOFTWARE, INC            2,541,454
     1,327    TIETOENATOR CORP                  44,458
       869    TOYO INFORMATION SYSTEMS CO LTD   48,377
     2,700    TRANS COSMOS                     406,271


72  2000 SEMI-ANNUAL REPORT                   SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT-- (CONTINUED)
     6,285  WM-DATA AB SERIES B              $    34,754
                                             -----------
                                              30,246,613
                                             -----------

INSTRUMENTS AND RELATED PRODUCTS -- 0.63%
    15,078    CANON, INC                         752,467
     8,368    FUJI PHOTO FILM CO LTD             343,258
     6,000    KONICA CORP                         51,039
     6,530    NIKON CORP                         242,558
     1,231    OCE NV                              20,237
     6,000    OLYMPUS OPTICAL CO LTD             107,806
    11,000    RICOH CO LTD                       233,409
       139    SAGEM S.A. (NEW)                   163,623
                                             -----------
                                               1,914,397
                                             -----------
              TOTAL TECHNOLOGY                41,656,464
                                             -----------


TRANSPORTATION -- 4.71%

AEROSPACE AND DEFENSE -- 0.03%
    18,000  * KAWASAKI HEAVY INDUSTRIES LTD       27,561
       744  * KVAERNER INDUSTRIER AS SERIES A      7,833
       381  * KVAERNER INDUSTRIER AS
               SERIES A RTS                          213
     1,598    THOMSON-CSF                         63,203
                                             -----------
                                                  98,810
                                             -----------


AIR TRANSPORTATION -- 0.99%
    26,068  * ALITALIA S.P.A.                     53,975
     6,800  * AUCKLAND INTERNATIONAL
               AIRPORT LTD                         8,066
       592    AUSTRIAN AIRLINES/OEST LUFTV AG.     8,597
    47,908  * BAE SYSTEMS PLC                    298,814
    26,080    BRITISH AIRPORT AUTHORITIES PLC    209,257
    20,385    BRITISH AIRWAYS PLC                117,271
    65,000    CATHAY PACIFIC AIRWAYS LTD         120,493
     8,224    DEUTSCHE LUFTHANSA AG. (REGD)      190,857
       346    FLUGHAFEN WIEN AG.                  12,368
    30,000    JAPAN AIRLINES CO LTD              114,271
       808    KLM (ROYAL DUTCH AIRLINES) NV       21,842
       372    ROLLS-ROYCE PLC                      1,320
     6,160  * RYANAIR HOLDINGS PLC                44,877
       188    SAIRGROUP                           31,447
     1,007    SAS DANMARK AS                       8,475
       428  * SAS NORGE ASA SERIES B               3,605
    11,000    SINGAPORE AIRLINES LTD             108,792
   143,245    SINGAPORE AIRLINES LTD (LR)      1,416,726
     6,032    SMITHS INDUSTRIES PLC               78,533
    26,000    SWIRE PACIFIC LTD (CLASS A)        152,096
                                             -----------
                                               3,001,682
                                             -----------


AUTOS, TIRES AND RELATED PRODUCTS -- 2.31%
       100  * AUTOBACS SEVEN CO LTD                3,336
    15,000    BRIDGESTONE CORP                   318,286
    13,000  * COMFORT GROUP LTD                    6,466
     4,322    CONTINENTAL AG.                     72,917
     6,000    CYCLE & CARRIAGE LTD                14,089
     1,890    DAIMLERCHRYSLER (U.S.A.)            98,398
    14,970    DAIMLERCHRYSLER AG.                783,944
    14,000    DENSO CORP                         341,395
        94    DIETEREN S.A.                       23,878
     8,166    FIAT S.P.A.                        212,760
    16,719    HONDA MOTOR CO LTD                 570,462
     1,971    LEX SERVICE GROUP LTD                9,921
     3,109    MAN AG.                             94,354
     3,957    MICHELIN S.A. (CLASS B)            127,487
    72,312  * NISSAN MOTOR CO LTD                427,169
    11,000  * ORIENT CORP                         62,069
     1,043    PEUGEOT S.A.                       210,159
    34,102    PIRELLI S.P.A.                      90,060
       850    RHEINMETALL AG.                     10,836
     1,000    SHIMANO, INC                        24,101
    12,957    TI GROUP PLC                        70,616
    65,823    TOYOTA MOTOR CORP                3,004,932
     1,359    VALEO S.A.                          72,952
     5,980    VOLKSWAGEN AG.                     227,517
     7,476    VOLVO AB SERIES B FREE             163,231
     7,476  * VOLVO AB SERIES B FREE RTS           6,776
                                             -----------
                                               7,048,111
                                             -----------


RAILROADS -- 0.64%
     4,052    BRAMBLES INDUSTRIES LTD            124,895
     7,000    KEIHIN ELECTRIC EXPRESS RAILWAY
               CO LTD                             26,398
    21,695    KINKI NIPPON RAILWAY CO LTD         88,173
     4,130    MAYNE NICKLESS LTD                   8,505
    12,821    NIPPON EXPRESS CO LTD               78,888
     8,000    NIPPON SHARYO LTD                   16,786
     5,934    RAILTRACK GROUP PLC                 92,215
    10,042    SIEMENS AG. (REGD)               1,520,931
     3,000    TOBU RAILWAY CO LTD                  8,591
                                             -----------
                                               1,965,382
                                             -----------


TRUCKING AND RELATED SERVICES -- 0.51%
        46    CENTRAL JAPAN RAILWAY CO           260,866
       114    EAST JAPAN RAILWAY CO              663,736
       795    KONINKLIJKE VOPAK NV                17,527
        40    KUONI REISEN HOLDING (REGD)
               (CLASS B)                          18,572
    17,000  * MITSUI-SOKO CO LTD                  37,116
     9,000    SEINO TRANSPORTATION CO LTD         45,424

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 73

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

TRUCKING AND RELATED SERVICES-- (CONTINUED)
    33,504    STAGECOACH HOLDINGS PLC      $    37,026
     8,242    TNT POST GROUP NV                223,194
    10,595    YAMATO TRANSPORT CO LTD          263,870
                                           -----------
                                             1,567,331
                                           -----------

WATER TRANSPORTATION -- 0.23%
       688  * ASKO OYJ SERIES A                 13,025
     1,210    BERGESEN D.Y. AS (CLASS B)        23,287
       128    CMB CIE MARITIME BELGE S.A.        6,748
        16    DAMPSKIBSSELSKABET AF 1912
               (CLASS B)                       170,646
        10    DAMPSKIBSSELSKABET SVENDBORG
               (CLASS B)                       148,416
       340  * FINNLINES OYJ                      7,398
     5,000    KAMIGUMI CO LTD                   26,417
       342  * KONINKLIJKE NEDLLOYD GROEP NV      6,651
       329  * LEIF HOEGH & CO                    2,886
    24,000  * NEPTUNE ORIENT LINES LTD          22,209
    29,000    NIPPON YUSEN KABUSHIKI KAISHA    139,790
     2,320  * OCEAN GROUP PLC                   38,283
     7,117    PENINSULAR & ORIENTAL STEAM
               NAVIGATION CO                    60,983
    12,297  * TDG PLC                           34,533
                                           -----------
                                               701,272
                                           -----------
              TOTAL TRANSPORTATION          14,382,588
                                           -----------

UTILITIES -- 19.80%

TELEPHONE -- 17.22%
    19,485    ALCATEL                        1,283,185
   109,178    BRITISH TELECOMMUNICATIONS
               PLC                           1,411,529
   221,137    CABLE & WIRELESS HKT LTD         486,527
   205,213    CABLE & WIRELESS PLC           3,476,417
    14,160  * CHINA TELECOM LTD (HONG KONG)
               (SPON ADR)                    2,517,825
    77,205  * COLT TELECOM GROUP PLC         2,571,372
    53,100    DEUTSCHE TELEKOM AG.           3,043,884
    39,057    EIRCOM PLC                       104,830
   425,295    ERICSSON TELEFON (LM) AB
               SERIES B                      8,461,558
    24,455    FRANCE TELECOM S.A.            3,431,951
    10,000    FUJIKURA LTD                      66,634
    16,751    KPN NV                           752,285
    47,241    MARCONI PLC                      615,055
     1,787  * NETCOM AB SERIES B               132,638
       237    NIPPON TELEGRAPH & TELEPHONE
               CORP                          3,158,474
        43    NTT DOCOMO, INC                1,166,434
    84,102  * OLIVETTI GROUP S.P.A.            307,159
    19,108    PORTUGAL TELECOM S.A.            215,404
       250    PUBLICIS S.A.                     98,495
   107,000    SINGAPORE TELECOMMUNICATIONS
               LTD                             156,572
    12,880    SONERA GROUP OYJ                 589,551
     1,244    SWISSCOM AG. (REGD)              432,245
   129,095    TELECOM ITALIA MOBILE S.P.A.   1,324,114
     3,958    TELE DANMARK AS                  267,523
    31,700    TELECOM CORP OF NEW ZEALAND      111,175
    71,883    TELECOM ITALIA                   992,250
    85,309  * TELEFONICA DE ESPANA S.A.      1,839,966
     7,962  * TELIA AB                          75,346
   139,553    TELSTRA CORP                     568,099
       137  * TERRA NETWORKS S.A.                5,318
 2,567,792    VODAFONE AIRTOUCH PLC         10,379,299
    58,903    VODAFONE AIRTOUCH PLC ADR      2,440,793
                                           -----------
                                            52,483,907
                                           -----------

ELECTRIC, GAS AND OTHER -- 2.58%
     3,401    AGUAS DE BARCELONA S.A.           45,642
        10    AGUAS DE BARCELONA S.A. (NEW)        130
    13,560    ANGLIAN WATER PLC                125,223
     4,933    AUSTRALIA GAS LIGHT CO            29,470
        28    BEWCKISER WASSER TECHNIK AG.       9,890
    58,978    BG GROUP PLC                     381,254
    87,070    CENTRICA PLC                     290,652
    38,200    CLP HOLDINGS LTD                 177,890
    11,304    CONTACT ENERGY LTD                15,166
       974    ELECTRABEL NV                    241,726
    11,000    ELECTRICIDADE DE PORTUGAL S.A.   200,555
    17,666    ENDESA S.A.                      343,599
   126,952    ENEL S.P.A.                      564,663
     7,102    GAS NATURAL SDG S.A.             127,988
       432    GROUPE BRUXELLES LAMBERT S.A.    108,289
       621    HAFSLUND AS SERIES A               2,869
    93,286    HONG KONG & CHINA GAS CO LTD     104,714
    16,491    IBERDROLA S.A.                   213,409
    11,750    ITALGAS S.P.A.                    52,149
    18,900    KANSAI ELECTRIC POWER CO, INC    339,053
     1,000    KURITA WATER INDUSTRIES LTD       22,069
    20,867  * NATIONAL GRID GROUP PLC          164,586
    34,111    NATIONAL POWER PLC               217,406
    19,000    OSAKA GAS CO LTD                  54,772
       600    OESTERREICHISCHE
               ELEKTRIZITAETSWIRSCHAFTS AG.     61,828
    10,099  * RHEIN-WESTFALEN ELECTRIC AG.     343,668
    32,793    SCOTTISH POWER PLC               278,013
    76,000    SHUN TAK HOLDINGS LTD              8,969
       700  * SUEZ LYONNAISE (STRIP VVPR)            6

74  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

ELECTRIC, GAS AND OTHER-- (CONTINUED)
       700    SUEZ LYONNAISE DES EAUX      $    122,862
     2,835    SUEZ LYONNAISE DES EAUX S.A.      498,679
    12,739    TOHOKU ELECTRIC POWER CO, INC     172,179
    24,046    TOKYO ELECTRIC POWER CO, INC      587,507
    35,000    TOKYO GAS CO LTD                   98,581
     5,712    UNION ELECTRICA FENOSA S.A.       103,759
    11,316    UNITED UTILITIES PLC              112,038
    12,337    VEBA AG.                          695,260
    10,533    VIVENDI S.A.                      933,450
                                           ------------
                                              7,849,963
                                           ------------
              TOTAL UTILITIES                60,333,870
                                           ------------
            TOTAL COMMON STOCK
            (COST $284,700,445)             301,318,813
            TOTAL PORTFOLIO-- 99.83%
            (COST $287,012,262)             304,218,922
            OTHER ASSETS
            & LIABILITIES, NET-- 0.17%          514,218
                                           ------------
            NET ASSETS-- 100.00%           $304,733,140
                                           ============

-----------
*  NON-INCOME PRODUCING



TIAA-CREF MUTUAL FUNDS     STATEMENT OF INVESTMENTS      MANAGED ALLOCATION FUND
                                 (Unaudited)
                                June 30, 2000



--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

TIAA-CREF MUTUAL FUNDS -- 99.92%
11,775,266    BOND PLUS FUND               $114,220,083
 4,650,754    GROWTH & INCOME FUND           75,016,659
 4,144,819    GROWTH EQUITY FUND             76,223,222
   315,919    HIGH-YIELD BOND FUND            3,124,440
 2,600,157    INTERNATIONAL EQUITY FUND      39,210,363
 5,567,958    MONEY MARKET FUND               5,567,958
                                           ------------
              TOTAL TIAA-CREF MUTUAL FUNDS  313,362,725
                                           ------------
              (COST $267,230,918)

SHORT TERM INVESTMENT -- 0.07%

U.S. GOVERNMENT AND AGENCY-- 0.07%
              FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
  $213,000    6.570%, 07/03/00             $    212,922
                                           ------------

TOTAL SHORT TERM INVESTMENT
(COST $212,922)                                 212,922
                                           ------------

TOTAL PORTFOLIO -- 99.99%
(COST $267,443,840)                         313,575,647
OTHER ASSETS & LIABILITIES, NET-- 0.01%          40,090
                                           ------------
NET ASSETS-- 100.00%                       $313,615,737
                                           ============

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 75

TIAA-CREF MUTUAL FUNDS        STATEMENT OF INVESTMENTS      TAX-EXEMPT BOND FUND
                                   (Unaudited)
                                  June 30, 2000


--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 104.78%

LONG TERM MUNICIPAL BONDS -- 95.99%

ALABAMA -- 6.87%
              BIRMINGHAM INDUSTRIAL WATER
               BOARD (WATER SUPPLY REVENUE)
$ 1,000,000    6.000%, 07/01/07            $  1,063,800
              WEST JEFFERSON AMUSEMENT
               & PUBLIC PARK AUTHORITY
 1,030,000     7.500%, 12/01/08               1,122,875
                                           ------------
                                              2,186,675
                                           ------------

ARKANSAS -- 3.27%
              ARKANSAS STATE DEVELOPMENT
               AUTHORITY (MORTGAGE REVENUE)
 1,000,000     6.600%, 07/01/07               1,041,160
                                           ------------

COLORADO -- 3.30%
              COLORADO HOUSING FINANCE
               AUTHORITY
 1,000,000     7.450%, 11/01/27               1,049,380
                                           ------------

CONNECTICUT -- 3.26%
              CONNECTICUT STATE HEALTH &
               EDUCATIONAL FACILITY
               (AUTHORITY REVENUE)
 1,000,000     6.750%, 07/01/12               1,039,020
                                           ------------

DISTRICT OF COLUMBIA -- 6.55%
              DISTRICT OF COLUMBIA
 1,000,000     6.000%, 08/15/10              1,063,910
              DISTRICT OF COLUMBIA
               (HOSPITAL REVENUE)
 1,030,000     5.500%, 06/01/10               1,020,910
                                           ------------
                                              2,084,820
                                           ------------

ILLINOIS -- 3.34%
              CHICAGO CITY COLLEGES
               CAPITAL IMPROVEMENT
 1,000,000     6.000%, 01/01/11               1,064,450
                                           ------------

KENTUCKY -- 3.90%
              KENTUCKY STATE TURNPIKE
               AUTHORITY TOLL
 1,185,000     6.000%, 07/01/11               1,242,852
                                           ------------

LOUISIANA -- 3.50%
              WEBSTER PARISH LOUISIANA
               POLLUTION CONTROL REVENUE
 1,200,000     5.200%, 03/01/11               1,112,772
                                           ------------

MASSACHUSETTS -- 3.35%
              MASSACHUSETTS STATE PORT
               AUTHORITY
 1,000,000     6.000%, 02/01/11               1,067,320
                                           ------------

MISSISSIPPI -- 0.75%
              PERRY COUNTY POLLUTION CONTROL
               (LEAF RIVER FOREST PROJECT)
   260,000     5.200%, 10/01/12                 237,484
                                           ------------

MISSOURI -- 6.85%
              KANSAS CITY MISSOURI INDUSTRIAL
               DEVELOPMENT AUTHORITY
 1,250,000     4.900%, 12/31/08               1,170,200
              MISSOURI STATE ENVIRONMENT
               IMPROVEMENT & ENERGY
               RESOURCES
 1,000,000     5.800%, 09/01/09               1,008,730
                                           ------------
                                              2,178,930
                                           ------------

NEVADA -- 6.06%
              CLARK COUNTY NEVADA
               SCHOOL DISTRICT
 1,000,000     5.500%, 06/15/11               1,027,710
              CLARK COUNTY NEVADA
               POLLUTION CONTROL REVENUE
 1,030,000     5.300%, 10/01/11                 900,720
                                           ------------
                                              1,928,430
                                           ------------

NEW JERSEY -- 3.23%
              NEW JERSEY STATE
               (GENERAL OBLIGATION)
 1,000,000     5.500%, 02/01/11               1,028,300
                                           ------------

NEW YORK -- 6.75%
              NASSAU COUNTY NEW YORK
               (GENERAL OBLIGATION REVENUE)
 1,000,000     7.000%, 03/01/09               1,124,290
              NEW YORK STATE DORM
               AUTHORITY REVENUE
 1,000,000     5.500%, 02/01/11               1,024,500
                                           ------------
                                              2,148,790
                                           ------------

NORTH CAROLINA -- 3.30%
              NORTH CAROLINA MUNICIPAL
               POWER AGENCY
               (CATAWBA ELECTRIC REVENUE)
 1,000,000     5.500%, 02/01/11               1,050,390
                                           ------------

76  2000 SEMI-ANNUAL REPORT                   SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
   SHARES                                     VALUE
--------------------------------------------------------------------------------

OHIO -- 3.23%
              MONTGOMERY COUNTY OHIO
               REVENUE(CATHOLIC HEALTH)
$1,000,000     6.000%, 12/01/10             $ 1,028,650
                                            -----------

PENNSYLVANIA -- 6.29%
              CARBON COUNTY PENNSYLVANIA
               INDUSTRIAL DEVELOPMENT
               AUTHORITY REVENUE
 1,000,000     1.000%, 05/01/10               1,002,500
              MIDDLETOWN TOWNSHIP
               PENNSYLVANIA
               (GENERAL OBLIGATION REVENUE)
 1,000,000     5.200%, 10/15/12                 999,740
                                            -----------
                                              2,002,240
                                            -----------

SOUTH CAROLINA -- 3.22%
              YORK COUNTY SOUTH CAROLINA
               POLLUTION CONTROL REVENUE
 1,000,000     7.400%, 01/01/10               1,025,140
                                            -----------

TEXAS -- 5.92%
              HOUSTON TEXAS AIRPORT
               (SYSTEM REVENUE)
 1,000,000     5.800%, 07/01/10               1,026,970
              RICHARDSON TEXAS
                (HOTEL OCCUPANCY CERTIFICATE)
   850,000     5.450%, 02/15/12                 859,027
                                            -----------
                                              1,885,997
                                            -----------

WASHINGTON -- 9.81%
              SNOHOMISH COUNTY WASHINGTON
               SCHOOL DISTRICT 2
 1,000,000     5.500%, 12/01/09               1,028,280
              WASHINGTON STATE
               (GENERAL OBLOGATION)
 1,000,000     6.000%, 01/01/10               1,064,220
              WASHINGTON STATE PUBLIC
               POWER SUPPLY
 1,000,000     5.750%, 07/01/09               1,030,580
                                            -----------
                                              3,123,080
                                            -----------

WISCONSIN -- 3.24%
              WISCONSIN STATE TRANSPORTATION
               REVENUE
 1,000,000     5.500%, 07/01/10               1,030,530
                                            -----------

TOTAL LONG TERM MUNICIPAL BONDS
(COST $30,205,645)                           30,556,410
                                            -----------

SHORT TERM MUNICIPAL BONDS -- 8.79%

FLORIDA -- 0.62%
              UNIVERSITY ATHLETIC ASSOCIATION, INC
               (FLORIDA CAPITAL IMPROVEMENT
               REVENUE)
   200,000     4.750%, 02/01/20                 200,000
                                            -----------

MISSOURI -- 4.40%
              KANSAS CITY MO INDUSTRIAL
               DEVELOPMENT AUTHORITY
 1,400,000     4.750%, 10/15/15               1,400,000
                                            -----------

NEW YORK -- 3.77%
              NEW YORK CITY (GENERAL OBLIGAITON)
   200,000     4.750%, 08/01/16                 200,000
   100,000     4.750%, 08/01/17                 100,000
   900,000     4.750%, 08/15/21                 900,000
                                            -----------
                                              1,200,000
                                            -----------

TOTAL SHORT TERM MUNICIPAL BONDS
(COST $2,800,000)                             2,800,000

                                            -----------
TOTAL PORTFOLIO -- 104.78%
(COST $33,005,645)                           33,356,410
OTHER ASSETS & LIABILITIES, NET-- (4.78%)    (1,522,184)

                                            -----------
NET ASSETS-- 100.00%                        $31,834,226
                                            ===========

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 77

TIAA-CREF MUTUAL FUNDS       STATEMENT OF INVESTMENTS      HIGH-YIELD BOND FUND
                                   (Unaudited)
                                 June 30, 2000

-------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------------------------------

BONDS -- 83.28%

CORPORATE BONDS -- 83.28%

BASIC INDUSTRIES -- 11.70%

CHEMICALS AND PLASTIC -- 3.72%
            BORDEN CHEMICAL BOND
  $500,000     9.500%, 05/01/05     B1     $   442,500
            GEORGIA GULF
   500,000    10.375%, 11/01/07     B1         513,750
            ISP HOLDINGS NOTE
   500,000     9.750%, 02/15/02     BA3        483,750
            SCOTTS CO
   500,000      8.625%, 01/15/09    B2         482,500
            SOV SPECIAL CHEMICAL
   250,000    11.875%, 03/15/10     B3         257,500
                                           -----------
                                             2,180,000
                                           -----------

STEEL AND OTHER METALS -- 4.57%
            AK STEEL CORP
   500,000     7.875%, 02/15/09     BA2        443,750
            AK STEEL CORP
   250,000     9.125%, 12/15/06     BA2        239,375
            JORGENSEN EARLE M.CO
   250,000     9.500%, 04/01/05     B3         231,875
            LTV CORP
   500,000    11.750%, 11/15/09     BA3        420,000
            METALS USA
   500,000     8.625%, 02/15/08     B2         430,000
            P&L COAL HOLDINGS
 1,000,000     9.625%, 05/15/08     B2         915,000
                                           -----------
                                             2,680,000
                                           -----------

PAPER AND FOREST PRODUCTS -- 3.41%
            APP CHINA GROUP
   150,000  g 14.000%, 03/15/10     B3          93,750
            BUHRMANN
   750,000    12.250%, 11/01/09     B2         776,250
            HUNTSMAN PACKAGE
   250,000  g 13.000%, 06/01/10     B3         250,000
            MAIL-WELL, INC NOTE
   500,000     5.000%, 11/01/02     B2         400,000
            TEMBEC INDUSTRIES
   500,000     8.625%, 06/30/09     BAA2       475,000
                                           -----------
                                             1,995,000
                                           -----------
            TOTAL BASIC INDUSTRIES           6,855,000
                                           -----------

BUSINESS SERVICES -- 6.08%

ADVERTISING AND OTHER SERVICES -- 6.08%
            ADVANSTAR COMMUNICATION
 1,500,000     9.250%, 05/01/08     B2       1,440,000
            COINMACH CORP
   500,000    11.750%, 11/15/05     B2         480,000
            LAMAR MEDIA CORP
 1,000,000     8.625%, 09/15/07     B1         960,000
            TRI-STATE OUTDOOR ME
   250,000    11.000%, 05/15/08     NR         230,000
            UNITED RENTAL
   500,000     9.250%, 01/15/09     B1         450,000
                                           -----------
            TOTAL BUSINESS SERVICES          3,560,000
                                           -----------

CONSTRUCTION AND REAL ESTATE -- 4.53%

BUILDING MATERIALS -- 0.82%
            OWENS ILLINOIS
   500,000     7.850%, 05/15/04     BA1        478,665
                                           -----------

CONSTRUCTION --- 3.71%
            DR HORTON NOTE
   500,000    10.500%, 04/01/05     BA1        498,750
            LEAR CORP NOTE
   250,000     7.960%, 05/15/05     BA1        234,485
            LEAR CORP
   500,000     8.110%, 05/15/09     BA1        451,425
            LENNAR CORP NOTE
   500,000  g  9.950%, 05/01/10     BA1        492,500
            MORRISON KNUDSEN
   500,000  g 11.000%, 07/01/10     BA2        497,500
                                           -----------
                                             2,174,660
                                           -----------
            TOTAL CONSTRUCTION AND
              REAL ESTATE                    2,653,325
                                           -----------

CONSUMER DURABLE -- 2.48%

HOME APPLIANCES AND
  FURNISHINGS -- 0.86%
            FLEXTRONICS INTERNATIONAL
   500,000  g  9.875%, 07/01/10     BA3        505,000
                                           -----------

TEXTILE APPAREL AND
  ACCESSORIES -- 1.62%
            COLLINS & AIKMAN
   500,000    11.500%, 04/15/06     B2         492,500
            JOSTENS, INC NOTE
   250,000    12.750%, 05/01/10     B3         248,125

+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

78  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      HIGH-YIELD BOND FUND

-------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------------------------------

TEXTILE APPAREL AND ACCESSORIES --
  (CONTINUED)
            SAMSONITE CORP
$  250,000    10.750%, 06/15/08     CAA1   $   208,125
                                           -----------
                                               948,750
                                           -----------
            TOTAL CONSUMER DURABLE           1,453,750
                                           -----------

ENERGY -- 3.40%

OIL, GAS AND OTHER ENERGY
  SERVICES -- 3.40%
            CHESAPEAKE ENERGY
   750,000     9.625%, 05/01/05     B3         733,125
            EOTT ENERGY PART
   500,000    11.000%, 10/01/09     BA2        505,000
            LOMAK PETROLEUM NOTE
   400,000     6.000%, 02/01/07     CAA1       238,000
            PIONEER NATURAL
   500,000     9.625%, 04/01/10     BA2        515,000
                                           -----------
            TOTAL ENERGY                     1,991,125
                                           -----------

FINANCE -- 0.42%

BANKS, SAVINGS AND LOANS -- 0.42%
            SOVEREIGN BANCORP
   250,000    10.250%, 05/15/04     BA3        246,522
                                           -----------
            TOTAL FINANCE                      246,522
                                           -----------

FOODS AND RELATED -- 2.17%

BEVERAGES, OTHER FOOD
  PRODUCTS -- 2.17%
            PACKAGED ICE, INC
   300,000     9.750%, 02/01/05     B3         249,000
            SBARRO, INC
 1,000,000    11.000%, 09/15/09     BA3      1,020,000
                                           -----------
            TOTAL FOODS AND RELATED          1,269,000
                                           -----------

HEALTH -- 6.91%

DRUGS AND PHARMACEUTICALS -- 0.85%
            LYONDELL CHEMICAL
   250,000     9.625%, 05/01/07     BA3        247,500
   250,000    10.875%, 05/01/09     B2         248,125
                                           -----------
                                               495,625
                                           -----------

MEDICAL FACILITIES
  MANAGEMENT -- 6.06%
            COLUMBIA/HCA
$1,000,000     8.120%, 08/04/03     BA2        967,970
            EXPRESS SCRIPTS
   500,000     9.625%, 06/15/09     BA2        485,000
            HEALTHSOUTH CORP
   750,000     9.500%, 04/01/01     BA2        747,885
            HEALTHSOUTH CORP
   500,000     3.250%, 04/01/03     BA2        392,500
            TENET HEALTHCARE CORP
              (SR NOTE)
 1,000,000     8.000%, 01/15/05     BA1        957,500
                                           -----------
                                             3,550,855
                                           -----------
            TOTAL HEALTH                     4,046,480
                                           -----------

INDUSTRIAL MACHINERY -- 0.81%

ELECTRICAL -- 0.43%
            ORION POWER HOLDINGS
   250,000  g 12.000%, 05/01/10     BA3        253,750
                                           -----------

OTHER INDUSTRIAL EQUIPMENT -- 0.38%
            TENNECO, INC
   250,000    11.625%, 10/15/09     B2         221,875
                                           -----------
            TOTAL INDUSTRIAL MACHINERY         475,625
                                           -----------

MEDIA AND LEISURE -- 18.36%

BROADCASTING -- 6.15%
            ACME TELEVISION
   250,000     0.000%, 09/30/04     B3         238,750
            ADELPHIA COMMUNICATION
   500,000     7.750%, 01/15/09     B1         422,500
            ALLBRITTON COMMUNICATION
   500,000     8.875%, 02/01/08     B3         457,500
            CABLEVISION SA
   250,000  g 13.750%, 04/30/07     B1         231,250
            CENTURY COMMUNICATION
   250,000     0.000%, 01/15/08     B1         101,250
            CHANCELLOR MEDIA 8%
 1,000,000     8.000%, 11/01/08     BA2      1,003,750
            CHARTER COMMUNICATION
              HOLDINGS
   500,000     8.625%, 04/01/09     B2         441,875
            INTERNATIONAL GAME
              TECHNOLOGY
   500,000     8.375%, 05/15/09     BA1        472,500
            YOUNG BROADCASTING
   250,000     9.000%, 01/15/06     B2         233,750
                                           -----------
                                             3,603,125
                                           -----------

+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 79

TIAA-CREF MUTUAL FUNDS                                      HIGH-YIELD BOND FUND

-------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------------------------------

LODGING/GAMING/RECREATION -- 8.09%
            BOYD GAMING CORP
$  250,000     9.250%, 10/01/03     BA3    $   248,125
            BOYD GAMING CORP
   250,000     9.500%, 07/15/07     B1         240,000
            CIRCUS CIRCUS
   250,000     9.250%, 12/01/05     BA2        241,875
            HARRAH's ENTERTAINMENT,
              INC
   250,000     7.875%, 12/15/05     BA2        235,000
            HMH PROPERTIES
   500,000     7.875%, 08/01/05     BA2        462,500
            MGM GRAND, INC
   250,000     9.750%, 06/01/07     BA2        253,750
            PARK PLACE ENTERTAINMENT
   250,000     7.875%, 12/15/05     BA2        235,000
            PREMIER PARKS
   250,000     10.000%, 04/01/08    B3         170,000
 1,000,000     9.750%, 06/15/07     B3         962,500
            SIX FLAGS ENTERTAINMENT
   500,000     8.875%, 04/01/06     B2         476,250
            STATION CASINOS
   500,000  g   9.875%, 07/01/10    B1         501,250
            YANKEE NETS
   750,000  g 12.750%, 03/01/07     B1         712,500
                                           -----------
                                             4,738,750
                                           -----------

PUBLISHING -- 4.12%
            HOLLINGER PUB
 1,000,000     9.250%, 02/01/06     BA3        985,000
   500,000     9.250%, 03/15/07     BA3        492,500
            LIBERTY GROUP
   500,000     9.375%, 02/01/08     B3         460,000
            WORLD COLOR PRESS
   500,000     8.375%, 11/15/08     BAA3       475,635
                                           -----------
                                             2,413,135
                                           -----------
            TOTAL MEDIA AND LEISURE         10,755,010
                                           -----------

RETAIL AND WHOLESALE -- 1.63%

GENERAL MERCHANDISE STORES -- 0.82%
            INTERNATIONAL GAME
   500,000     7.875%, 05/15/04     BA1        480,000

RETAIL TRADE -- 0.81%
            K MART CORP NOTE
   500,000     8.375%, 12/01/04     BA1        474,375
                                           -----------
            TOTAL RETAIL AND WHOLESALE         954,375
                                           -----------

TECHNOLOGY -- 1.69%

COMMUNICATIONS EQUIPMENT -- 1.69%
            UNITED PAN
 1,000,000    11.250%, 02/01/10     B2         867,500
            UNITED PAN (STEP)
   250,000    13.750%, 02/01/10     B2         120,000
                                           -----------
            TOTAL TECHNOLOGY                   987,500
                                           -----------

TRANSPORTATION -- 5.88%

AIR TRANSPORTATION -- 2.81%
            NORTHWEST AIRLINES
   500,000     8.375%, 03/15/04     BA2        471,334
            SEQUA CORP NOTE
 1,250,000     9.000%, 08/01/09     BA2      1,175,000
                                           -----------
                                             1,646,334
                                           -----------

AUTOS, TIRES AND RELATED
  PRODUCTS -- 2.32%
            AVIS RENT A CAR
   750,000    11.000%, 05/01/09     B2         780,000
            FEDERAL MOGUL CORP
   500,000     7.500%, 01/15/09     BA2        350,000
            HAYES WHEELS
              INTERNATIONAL
   250,000     9.125%, 07/15/07     B2         226,250
                                           -----------
                                             1,356,250
                                           -----------

TRUCKING AND RELATED
  SERVICES -- 0.75%
            PIERCE LEAHY CO
   500,000     8.125%, 05/15/08     B3         437,500
                                           -----------
            TOTAL TRANSPORTATION             3,440,084

UTILITIES -- 17.22%

TELEPHONE -- 9.95%
            AZURIX CORP
   500,000  g 10.750%, 02/15/10     BA3        481,250
            CROWN CASTLE
              INTERNATIONAL
   500,000    10.750%, 08/01/11     B3         506,875
            DOBSON COMM CORP
   250,000    10.875%, 07/01/10     NR         250,625
            EXODUS COMMUNICATIONS
   250,000  g 11.625%, 07/15/10     NR         250,625
            FAIRPOINT COMMUNICATIONS
   500,000  g 12.500%, 05/01/10     B3         500,000
            FLAG TELECOM HOLDINGS
   250,000  g 11.625%, 03/30/10     B2         240,625


+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

80  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      HIGH-YIELD BOND FUND

-------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------------------------------

TELEPHONE -- (CONTINUED)
            GLOBAL CROSSING
$  500,000     9.500%, 11/15/09     BA2     $  482,500
            GRAY COMMUNICATIONS
   500,000    10.625%, 10/01/06     B3         498,750
            HYPERION
              TELECOMMUNICATIONS
 1,000,000     0.000%, 04/15/03     B3         920,000
            PF. NET COMMUNICATIONS,
              INC                   NR
   500,000    13.750%, 05/15/10                501,250
            WILLIAMS
              COMMUNICATIONS
   500,000    10.875%, 10/01/09     B2         490,000
            WINSTAR COMMUNICATIONS,
              INC
   500,000  g 12.500%, 04/15/08     B3         475,000
              WINSTAR COMMUNICATIONS,
                INC
   500,000  g 14.750%, 04/15/10     B3         230,000
                                           -----------
                                             5,827,500
                                           -----------

ELECTRIC, GAS AND OTHER -- 7.27%
            ALLIED WASTE NA
 1,000,000     7.625%, 01/01/06     BA3        870,000
   250,000    10.000%, 08/01/09     B2         211,250
            LEVIATHAN GAS PIPE
   500,000    10.375%, 06/01/09     B2         508,750
            NEXTEL COMMUNICATIONS,
              INC
 1,250,000     9.375%, 11/15/09     B1       1,193,750
            PRIMEDIA, INC
   500,000     7.625%, 04/01/08     BA3        452,500
            STERICYCLE, INC
   500,000    12.375%, 11/15/09     B3         510,000
            TNP ENTERPRISES
   500,000  g 10.250%, 04/01/10     BA3        512,501
                                           -----------
                                             4,258,751
                                           -----------
            TOTAL UTILITIES                 10,086,251
                                           -----------

TOTAL CORPORATE BONDS
(COST $50,297,786)                          48,774,047
                                           -----------

TOTAL BONDS
(COST $50,297,786)                          48,774,047
                                           -----------
PREFERRED STOCK -- 1.87%

MEDIA AND LEISURE -- 0.82%

PUBLISHING -- 0.82%
     5,000  PRIMEDIA, INC                      480,000
                                           -----------
            TOTAL MEDIA AND LEISURE            480,000
                                           -----------
UTILITIES -- 1.05%

TELEPHONE -- 1.05%
     2,000  GLOBAL CROSSING LTD                438,500
     1,800  GLOBALCROSSING Holdings LTD        173,700
                                           -----------
            TOTAL UTILITIES                    612,200
                                           -----------

TOTAL PREFERRED STOCK
(COST $1,105,000)                            1,092,200
                                           -----------

SHORT TERM INVESTMENTS -- 15.03%

U.S. GOVERNMENT AND AGENCIES-- 15.03%
            FEDERAL HOME LOAN MORTGAGE CORP
              (FHLMC)
 3,810,000     6.570%, 07/03/00              3,808,609
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION (FNMA)
 5,000,000     6.025%, 07/06/00              4,995,816
                                           -----------
                                             8,804,425
                                           -----------

TOTAL SHORT TERM INVESTMENTS
(COST $8,804,425)                            8,804,425
                                           -----------

TOTAL PORTFOLIO -- 100.18%
(COST $59,102,212)                          58,670,672
OTHER ASSETS & LIABILITIES, NET-- (0.18%)     (103,311)
                                           -----------
NET ASSETS-- 100.00%                       $58,567,361
                                           ===========


   -----------
g SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144(A) OF THE SECURITIES ACT OF 1933 AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2000, THE VALUE OF THESE SECURITIES AMOUNTED TO $6,960,626 OR 11.88% OF NET ASSETS.

   -----------
   OTHER INFORMATION
   THE COMPOSITION OF LONG-TERM DEBT HOLDINGS AS A PERCENT OF TOTAL VALUE OF INVESTMENT IN DEBT SECURITIES, IS AS FOLLOWS:

            MOODY'S RATINGS
         BAA             1.95%
         BA             44.01%
         B              50.60%
         CAA             0.91%

   THE PERCENTAGE NOT RATED BY MOODY'S INVESTORS SERVICES AMOUNTS TO 2.53%.

+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)


SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 81

TIAA-CREF MUTUAL FUNDS       STATEMENT OF INVESTMENTS      SHORT-TERM BOND FUND
                                    (Unaudited)
                                    June 30, 2000

-------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------------------------------

BONDS -- 92.59%

CORPORATE BONDS -- 44.72%

ASSET BACKED -- 5.01%
            ADVANTA MORTGAGE LOAN
              TRUST SERIES 1998-1
              (CLASS A3)
$ 1,500,000   6.270%, 12/25/17      AAA    $ 1,479,780
                                           -----------

ENERGY -- 2.43%

OIL, GAS AND OTHER ENERGY
  SERVICES -- 2.43%
            CONOCO, INC NOTE
   750,000    5.900%, 04/15/04      A3         716,197
                                           -----------
            TOTAL ENERGY                       716,197
                                           -----------

FINANCE -- 13.28%

CREDIT AND OTHER FINANCE -- 11.60%
            DAIMLERCHRYSLER NA
              HOLDINGS
              (MEDIUM TERM NOTE)
   500,000    6.670%, 02/15/02      A1         495,225
            FORD MOTOR CREDIT CO NOTE
   500,000    6.550%, 09/10/02                 490,245
   500,000    6.700%, 07/16/04      A1         484,430
            GENERAL ELECTRIC CAPITAL
              CORP (MEDIUM TERM NOTE)
   500,000    6.650%, 09/03/02      AAA        495,165
            GENERAL MOTORS ACCEPTANCE
              CORP (MEDIUM TERM NOTE)
   500,000    6.850%, 06/17/04      A2         487,995
   500,000    6.750%, 12/10/02      A2         491,495
            HOUSEHOLD FINANCE CORP
              NOTE
   500,000    5.875%, 11/01/02      A2         480,395
                                           -----------
                                             3,424,950
                                           -----------

SECURITIES AND COMMODITIES -- 1.68%
            MORGAN STANLEY DEAN
              WITTER CO
   500,000    7.125%, 01/15/03      AA3        496,795
                                           -----------
            TOTAL FINANCE                    3,921,745
                                           -----------

FOODS AND RELATED -- 4.99%

BEVERAGES, OTHER FOOD
  PRODUCTS -- 4.99%
            DIAGEO CAPITAL PLC NOTE
   500,000    6.625%, 06/24/04      A1         485,905
            SAFEWAY, INC
 1,000,000    7.000%, 09/15/02      BAA2       988,810
                                           -----------
            TOTAL FOODS AND RELATED          1,474,715
                                           -----------

RETAIL AND WHOLESALE -- 1.68%

GENERAL MERCHANDISE
  STORES -- 1.68%
            WAL-MART STORES
   500,000    6.150%, 08/10/01      AA2        495,670
                                           -----------
           TOTAL RETAIL AND
              WHOLESALE                        495,670
                                           -----------

TECHNOLOGY -- 3.32%

COMPUTERS AND OFFICE EQUIPMENT--
  1.62%
            COMDISCO, INC (SR NOTE)
   500,000    6.000%, 01/30/02      BAA1       477,940
                                           -----------

INSTRUMENTS AND RELATED
  PRODUCTS -- 1.70%
            RAYTHEON CO
   500,000  g 7.900%, 03/01/03      BAA2       502,985
                                           -----------
            TOTAL TECHNOLOGY                   980,925
                                           -----------

TRANSPORTATION -- 1.66%

AUTOS, TIRES AND RELATED
  PRODUCTS -- 1.66%
            BOMBARDIER CAPITAL
   500,000  g 7.300%, 12/15/02      AA3        491,726
                                           -----------
            TOTAL TRANSPORTATION               491,726
                                           -----------

UTILITIES -- 12.35%

TELEPHONE -- 5.06%
            SPRINT CAPITAL CORP
   500,000    7.625%, 06/10/02      BAA1       499,645
            US WEST CAPITAL CORP
 1,000,000    6.875%, 08/15/01      BAA1       994,780
                                           -----------
                                             1,494,425
                                           -----------

ELECTRIC, GAS AND OTHER -- 7.29%
            DUKE CAPITAL NOTE
   200,000    7.250%, 10/01/04      A3         197,060
            K N ENERGY, INC
             (SR NOTE)
 1,000,000    6.450%, 11/30/01      BAA2       984,300
            WILLIAMS COS, INC
 1,000,000    6.200%, 08/01/02      BAA2       973,080
                                           -----------
                                             2,154,440
                                           -----------
            TOTAL UTILITIES                  3,648,865
                                           -----------


+AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

82  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                      SHORT-TERM BOND FUND

-------------------------------------------------------------------------------
  PRINCIPAL                       RATINGS+     VALUE
-------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(COST $13,220,993)                         $13,209,623
                                           -----------

GOVERNMENT BONDS -- 47.87%

AGENCY SECURITIES -- 12.85%
            FEDERAL NATIONAL
              MORTGAGE ASSOCIATION
              (FNMA)
 2,000,000    4.750%, 11/14/03               1,864,380
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
 2,000,000    5.750%, 07/15/03               1,931,560
                                           -----------
                                             3,795,940
                                           -----------

FOREIGN GOVERNMENT BONDS -- 0.33%
            CANADA GOVERNMENT
   100,000    6.375%, 11/30/04      AA2         97,463
                                           -----------

U.S. TREASURY SECURITIES-- 34.69%
            U.S. TREASURY NOTE
 2,500,000    6.250%, 02/28/02               2,491,400
 1,200,000    5.750%, 10/31/02               1,182,937
 3,000,000    6.250%, 02/15/03               2,989,230
 3,500,000    6.750%, 05/15/05               3,581,480
                                           -----------
                                            10,245,047
                                           -----------

TOTAL GOVERNMENT BONDS
(COST $14,108,844)                          14,138,450
                                           -----------

TOTAL BONDS
(COST $ 27,329,837)                         27,348,073
                                           -----------

SHORT TERM INVESTMENT -- 0.44%

U.S. GOVERNMENT AND AGENCY-- 0.44%
            FEDERAL HOME LOAN
              MORTGAGE CORP (FHLMC)
$    129,000    6.570%, 07/03/00               128,953
                                           -----------

TOTAL SHORT TERM INVESTMENT
(COST $128,953)                                128,953
                                           -----------

TOTAL PORTFOLIO -- 93.03%
(COST $27,458,790)                          27,477,026

OTHER ASSETS & LIABILITIES, NET-- 6.97%      2,057,691
                                           -----------
NET ASSETS-- 100.00%                       $29,534,717
                                           -----------


-----------
g SECURITY IS EXEMPT FROM REGISTRATION UNDER RULE 144(A) OF THE SECURITIES ACT OF 1933 AND MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2000, THE VALUE OF THESE SECURITIES AMOUNTED TO $994,711 OR 3.37% OF NET ASSETS.

   -----------------
   OTHER INFORMATION
   THE COMPOSITION OF LONG-TERM DEBT HOLDINGS AS A PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES, IS AS FOLLOWS:

            MOODY'S RATINGS
         AAA, AA, A     28.84%
         BAA            19.82%

   U.S. GOVERNMENT OBLIGATIONS REPRESENT 51.34% OF THE LONG-TERM DEBT PORTFOLIO VALUE AND ARE NOT REFLECTED IN THE ABOVE RATINGS.











+ AS PROVIDED BY MOODY'S INVESTORS SERVICES (UNAUDITED)

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 83

TIAA-CREF MUTUAL FUNDS     STATEMENT OF INVESTMENTS    SOCIAL CHOICE EQUITY FUND
                                  (Unaudited)
                                June 30, 2000

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.34%

BASIC INDUSTRIES -- 3.84%

CHEMICALS AND PLASTIC -- 2.91%
     1,913    AIR PRODUCTS & CHEMICALS, INC             $   58,944
     1,025    AVON PRODUCTS, INC                            45,612
       725    CABOT CORP                                    19,756
     1,123    CLOROX CO                                     50,324
     2,403    COLGATE PALMOLIVE CO                         143,879
     1,200    ECOLAB, INC                                   46,875
       234    FULLER (H.B.) CO                              10,661
     1,055    HANNA (M.A.) CO                                9,495
     1,601    ILLINOIS TOOL WORKS, INC                      91,257
       723    INTERNATIONAL FLAVORS &
               FRAGRANCES, INC                              21,825
       214    NCH CORP                                       7,744
     1,237    PHARMACIA CORP                                63,937
     1,475    PRAXAIR, INC                                  55,220
     4,885    PROCTER & GAMBLE CO                          279,666
       846    SCHULMAN (A.), INC                            10,204
                                                       -----------
                                                           915,399
                                                       -----------
STEEL AND OTHER METALS -- 0.40%
     1,262    BIRMINGHAM STEEL CORP                          4,890
     2,464    CROWN CORK & SEAL CO, INC                     36,960
       281    MARK IV INDUSTRIES, INC                        5,865
     1,498    NUCOR CORP                                    49,714
     2,600    WORTHINGTON INDUSTRIES, INC                   27,300
                                                       -----------
                                                           124,729
                                                       -----------
PAPER AND FOREST PRODUCTS -- 0.53%
     1,323    AVERY DENNISON CORP                           88,806
     1,160    CONSOLIDATED PAPERS, INC                      42,412
     1,771    SONOCO PRODUCTS CO                            36,416
                                                       -----------
                                                           167,634
                                                       -----------
              TOTAL BASIC INDUSTRIES                     1,207,762
                                                       -----------

BUSINESS SERVICES -- 0.29%

ADVERTISING AND OTHER SERVICES-- 0.29%
     1,017    DUN & BRADSTREET CORP                         29,111
        50    GARTNER GROUP, INC (CLASS A)                     600
       705    OMNICOM GROUP, INC                            62,789
                                                       -----------
              TOTAL BUSINESS SERVICES                       92,500
                                                       -----------

CONSTRUCTION AND REAL ESTATE -- 2.46%

BUILDING MATERIALS -- 2.30%
       809    CORNING, INC                                 218,328
     6,584    HOME DEPOT, INC                              328,788
     1,021    LOWE'S COS, INC                               41,924
     1,828    MASCO CORP                                    33,018
     2,304    PPG INDUSTRIES, INC                          102,096
                                                       -----------
                                                           724,154
                                                       -----------
CONSTRUCTION -- 0.16%
       351    HILLENBRAND INDUSTRIES, INC                   10,990
     1,467    NEWELL RUBBERMAID, INC                        37,775
                                                       -----------
                                                            48,765
                                                       -----------
              TOTAL CONSTRUCTION AND
               REAL ESTATE                                 772,919
                                                       -----------

CONSUMER DURABLE -- 7.63%

HOME APPLIANCES AND FURNISHINGS-- 7.21%
       453  * ADVANCED MICRO DEVICES, INC                   34,994
       500  * ALTERA CORP                                   50,968
       400  * AMERICAN POWER CONVERSION
               CORP                                         16,325
       900  * ANALOG DEVICES, INC                           68,400
     3,714    GILLETTE CO                                  129,757
     9,200    INTEL CORP                                 1,229,925
       700  * LSI LOGIC CORP                                37,887
     1,532  * MICRON TECHNOLOGY, INC                       134,911
       738    MOLEX, INC                                    35,516
       554  * NATIONAL SEMICONDUCTOR CORP                   31,439
     1,688  * SOLECTRON CORP                                70,685
     4,674    TEXAS INSTRUMENTS, INC                       321,045
       439  * VISHAY INTERTECHNOLOGY, INC                   16,654
       460    WHIRLPOOL CORP                                21,447
       800  * XILINX, INC                                   66,050
                                                       -----------
                                                         2,266,003
                                                       -----------
TEXTILE APPAREL AND ACCESSORIES -- 0.42%
     2,091    GAP, INC                                      65,343
       600    LIMITED, INC                                  12,975
       162    LIZ CLAIBORNE, INC                             5,710
     1,020    NIKE, INC (CLASS B)                           40,608
       358    V.F. CORP                                      8,524
                                                       -----------
                                                           133,160
                                                       -----------
              TOTAL CONSUMER DURABLE                     2,399,163
                                                       -----------

84  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

ENERGY -- 3.77%

OIL, GAS AND OTHER ENERGY SERVICES -- 3.77%
     1,889    ANADARKO PETROLEUM CORP                   $   93,151
     1,445    APACHE CORP                                   84,984
       381  * BJ SERVICES CO                                23,812
     2,592    BURLINGTON RESOURCES, INC                     99,144
     3,103    ENRON CORP                                   200,143
     2,200    HALLIBURTON CO                               103,812
     1,204    HELMERICH & PAYNE, INC                        44,999
     1,201    MITCHELL ENERGY & DEVELOPMENT
               CORP (CLASS A)                               38,582
     1,453    MURPHY OIL CORP                               86,362
       741  * NABORS INDUSTRIES, INC                        30,797
     1,285    NOBLE AFFILIATES, INC                         47,866
       712  * NOBLE DRILLING CORP                           29,325
     1,564  * PARKER DRILLING CO                             9,677
       959  * ROWAN COS, INC                                29,129
     3,499  * SANTA FE SNYDER CORP                          39,801
     1,207    TRANSOCEAN SEDCO FOREX, INC                   64,499
     3,017    UNION PACIFIC RESOURCES GROUP,
               INC                                          66,374
       809    VASTAR RESOURCES, INC                         66,439
       214    WD-40 CO                                       4,440
       490  * WEATHERFORD INTERNATIONAL, INC                19,508
                                                       -----------
              TOTAL ENERGY                               1,182,844
                                                       -----------

FINANCE -- 16.42%

BANKS, SAVINGS AND LOANS -- 7.67%
     6,181    BANK OF AMERICA CORP                         265,783
     2,460    BANK OF NEW YORK CO, INC                     114,390
     3,884    BANK ONE CORP                                103,168
     4,375    CHASE MANHATTAN CORP                         201,523
    10,432    CITIGROUP, INC                               628,528
       743    FIFTH THIRD BANCORP                           46,994
     3,910    FIRST UNION CORP                              97,016
     2,700    FIRSTAR CORP                                  56,868
     2,685    FLEETBOSTON FINANCIAL CORP                    91,290
     1,036    KEYCORP                                       18,259
     3,281    MBNA CORP                                     88,997
     1,277    MELLON FINANCIAL CORP                         46,530
       799    MORGAN (J.P.) & CO, INC                       87,989
     1,860    NATIONAL CITY CORP                            31,736
     1,249    PNC FINANCIAL SERVICES GROUP, INC             58,546
       474    PROVIDIAN FINANCIAL CORP                      42,660
       300    STATE STREET CORP                             31,818
     1,158    SUNTRUST BANKS, INC                           52,906
     2,240    U.S. BANCORP                                  43,120
       845    WACHOVIA CORP                                 45,841
     1,660    WASHINGTON MUTUAL, INC                        47,932
     5,401    WELLS FARGO CO                               209,288
                                                       -----------
                                                         2,411,182
                                                       -----------
CREDIT AND OTHER FINANCE -- 3.20%
     5,453    AMERICAN EXPRESS CO                          284,237
     2,534    ASSOCIATES FIRST CAPITAL CORP                 56,539
       600    CAPITAL ONE FINANCIAL CORP                    26,775
       380    CARRAMERICA REALTY CORP                       10,070
       100    COLONIAL PROPERTIES TRUST                      2,737
     1,217    CRESCENT REAL ESTATE EQUITIES CO              24,948
       684    DUKE-WEEKS REALTY CORP                        15,304
     4,426    FEDERAL NATIONAL MORTGAGE
               ASSOCIATION                                 230,981
       100    FINOVA GROUP, INC                              1,300
       350    FIRST INDUSTRIAL REALTY TRUST, INC            10,325
     2,775    FREDDIE MAC                                  112,387
       400    HIGHWOODS PROPERTIES, INC                      9,600
     2,388    HOUSEHOLD INTERNATIONAL, INC                  99,251
       150    LEUCADIA NATIONAL CORP                         3,421
       377    LIBERTY PROPERTY TRUST CO                      9,778
       397    ROUSE CO                                       9,825
     1,192    SIMON PROPERTY GROUP, INC                     26,447
       773    SLM HOLDINGS CORP                             28,939
       288    SPIEKER PROPERTIES, INC                       13,248
       100    STORAGE U.S.A., INC                            2,950
       651    WEINGARTEN REALTY INVESTORS, INC              26,284
                                                       -----------
                                                         1,005,346
                                                       -----------
INSURANCE -- 3.68%
     1,300    AEGON NV ARS                                  46,312
       300    AETNA, INC                                    19,256
       600    AFLAC, INC                                    27,562
     2,651    ALLSTATE CORP                                 58,984
     1,430    AMERICAN GENERAL CORP                         87,230
     5,159    AMERICAN INTERNATIONAL GROUP, INC            606,182
       659    CHUBB CORP                                    40,528
       691    CIGNA CORP                                    64,608
       120  * CNA FINANCIAL CORP                             4,080
       689    CONSECO, INC                                   6,717
       700  * HUMANA, INC                                    3,412
       310    JEFFERSON-PILOT CORP                          17,495
       300  * JOHN HANCOCK FINANCIAL SERVICES,
               INC                                           7,106
     1,449    MARSH & MCLENNAN COS, INC                    151,329
       176    SAFECO CORP                                    3,498
       352    ST. PAUL COS, INC                             12,012
                                                       -----------
                                                         1,156,311
                                                       -----------

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 85

TIAA-CREF MUTUAL FUNDS                                 SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

SECURITIES AND COMMODITIES -- 1.87%
       103    BEAR STEARNS COS, INC                       $  4,287
     1,282    MERRILL LYNCH & CO, INC                      147,430
     3,377    MORGAN STANLEY DEAN WITTER & CO              281,135
       280    PAINE WEBBER GROUP, INC                       12,740
     3,505    SCHWAB (CHARLES) CORP                        117,855
       242    THE GOLDMAN SACHS GROUP, INC                  22,959
                                                       -----------
                                                           586,406
                                                       -----------
              TOTAL FINANCE                              5,159,245
                                                       -----------

FOODS AND RELATED -- 5.49%

BEVERAGES, OTHER FOOD PRODUCTS -- 5.49%
     1,394    ALBERTSONS, INC                               46,350
     1,267    BESTFOODS, INC                                87,739
     1,703    CAMPBELL SOUP CO                              49,599
     7,739    COCA COLA CO                                 444,508
     1,162    COCA COLA ENTERPRISES, INC                    18,955
       662    DARDEN RESTAURANTS, INC                       10,757
     1,734    GENERAL MILLS, INC                            66,325
     1,908    HEINZ (H.J.) CO                               83,475
       782    HERSHEY FOODS CORP                            37,927
     1,664    KELLOGG CO                                    49,504
     2,239  * KROGER CO                                     49,397
       112    MCCORMICK & CO, INC (NON-VOTE)                 3,640
     5,651    MCDONALD'S CORP                              186,129
       541    NABISCO GROUP HOLDINGS                        14,032
       150    PEPSI BOTTLING GROUP, INC                      4,378
     5,010    PEPSICO, INC                                 222,631
       815    QUAKER OATS CO                                61,226
     1,000    RALSTON PURINA CO                             19,937
     1,408  * SAFEWAY, INC                                  63,536
     1,447    SYSCO CORP                                    60,954
     2,084    UNILEVER NV (NEW YORK SHS)                    89,612
       313    WHITMAN CORP                                   3,873
       640    WRIGLEY (WM) JR CO                            51,320
                                                       -----------
              TOTAL FOODS AND RELATED                    1,725,804
                                                       -----------

HEALTH -- 12.15%

DRUGS AND PHARMACEUTICALS -- 9.92%
       495    ALLERGAN, INC                                 36,877
       470  * ALZA CORP                                     27,788
     3,000  * AMGEN, INC                                   210,750
        50    BERGEN BRUNSWIG CORP (CLASS A)                   275
     6,355    BRISTOL MYERS SQUIBB CO                      370,178
       929    CARDINAL HEALTH, INC                          68,746
     1,057    CVS CORP                                      42,280
       144  * FOREST LABORATORIES, INC                      14,544
       120  * GENZYME CORP (GENERAL DIVISION)                7,132
        63  * GENZYME SURGICAL PRODUCTS                        626
       154  * GENZYME-MOLECULAR ONCOLOGY                     2,136
       192  * IVAX CORP                                      7,968
     4,946    JOHNSON & JOHNSON CO                         503,873
     3,400    LILLY (ELI) & CO                             339,575
       414    MALLINCKRODT, INC                             17,983
       705    MCKESSON HBOC, INC                            14,760
     7,487    MERCK & CO, INC                              573,691
       205    MYLAN LABORATORIES, INC                        3,741
    10,652    PFIZER, INC                                  511,296
     4,762    SCHERING-PLOUGH CORP                         240,481
       706    SIGMA ALDRICH CORP                            20,650
     3,115    WALGREEN CO                                  100,264
                                                       -----------
                                                         3,115,614
                                                       -----------

MEDICAL EQUIPMENT AND SUPPLIES -- 1.83%
     1,123  * AGILENT TECHNOLOGIES, INC                     82,821
       283    BAUSCH & LOMB, INC                            21,897
     1,227    BAXTER INTERNATIONAL, INC                     86,273
     1,339    BECTON DICKINSON & CO                         38,412
       498    BIOMET, INC                                   19,141
     1,249  * BOSTON SCIENTIFIC CORP                        27,399
       145  * EDWARDS LIFESCIENCES CORP                      2,682
     1,060  * GUIDANT CORP                                  52,470
     4,040    MEDTRONIC, INC                               201,242
       500    PE CORP-PE BIOSYSTEMS GROUP                   32,937
       183  * ST. JUDE MEDICAL, INC                          8,395
                                                       -----------
                                                           573,669
                                                       -----------

MEDICAL FACILITIES MANAGEMENT -- 0.40%
     2,650    COLUMBIA/HCA HEALTHCARE CORP                  80,493
        62  * LIFEPOINT HOSPITALS, INC                       1,379
     1,514    TENET HEALTHCARE CORP                         40,878
       118  * TRIAD HOSPITALS, INC                           2,854
                                                       -----------
                                                           125,604
                                                       -----------
              TOTAL HEALTH                               3,814,887
                                                       -----------

INDUSTRIAL MACHINERY -- 2.32%

ELECTRICAL -- 0.86%
       248    AVNET, INC                                    14,694
       561    BALDOR ELECTRIC CO                            10,448
     1,100    COOPER INDUSTRIES, INC                        35,818
     3,078    EMERSON ELECTRIC CO                          185,834
       524    GRAINGER (W.W.), INC                          16,145
       438    THOMAS & BETTS CORP                            8,376
                                                       -----------
                                                           271,315
                                                       -----------

86  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                 SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

OTHER INDUSTRIAL EQUIPMENT-- 1.46%
     2,234  * APPLIED MATERIALS, INC                    $  202,456
     1,800    BAKER HUGHES, INC                             57,600
       434    CUMMINS ENGINE CO, INC                        11,826
     1,367    DEERE & CO                                    50,579
       429    GRACO, INC                                    13,942
       790  * GRANT PRIDECO, INC                            19,750
       944    INGERSOLL-RAND CO                             37,996
       238    NORDSON CORP                                  12,048
       372  * SMITH INTERNATIONAL, INC                      27,086
     1,377    TIMKEN CO                                     25,646
                                                       -----------
                                                           458,929
                                                       -----------
              TOTAL INDUSTRIAL MACHINERY                   730,244
                                                       -----------

MEDIA AND LEISURE -- 4.38%

BROADCASTING -- 3.33%
       876  * CLEAR CHANNEL COMMUNICATIONS,
               INC                                          65,700
     2,500  * COMCAST CORP (CLASS A) SPECIAL               101,250
       751  * COX COMMUNICATIONS, INC (CLASS A)             34,217
     6,729    DISNEY (WALT) CO                             261,169
     3,972    TIME WARNER, INC                             301,872
     4,169  * VIACOM, INC (CLASS B)                        284,273
                                                       -----------
                                                         1,048,481
                                                       -----------

PUBLISHING -- 1.05%
       442    DELUXE CORP                                   10,414
       619    DOW JONES & CO, INC                           45,341
     1,696    GANNETT CO, INC                              101,442
       399    KNIGHT-RIDDER, INC                            21,221
     1,399    MCGRAW HILL COS, INC                          75,546
       825    NEW YORK TIMES CO (CLASS A)                   32,587
       100  * R.H. DONNELLEY CORP                            1,937
       447    TIMES MIRROR CO SERIES A                      40,509
                                                       -----------
                                                           328,997
                                                       -----------
              TOTAL MEDIA AND LEISURE                    1,377,478
                                                       -----------

RETAIL AND WHOLESALE -- 3.74%

GENERAL MERCHANDISE STORES -- 3.74%
       893  * COSTCO WHOLESALE CORP                         29,469
       204  * FEDERATED DEPARTMENT STORES, INC               6,885
       787    HASBRO, INC                                   11,854
     1,064  * K MART CORP                                    7,248
       300  * KOHLS CORP                                    16,687
     1,942    MATTEL, INC                                   25,610
       719    MAY DEPARTMENT STORES CO                      17,256
     3,083    MINNESOTA MINING &
               MANUFACTURING CO                            254,347
       575    PENNEY, (J.C.) CO, INC                        10,601
     1,059    SEARS ROEBUCK & CO                            34,549
     1,027    TARGET CORP                                   59,566
       422  * TOYS `R' US, INC                               6,145
    12,036    WAL-MART STORES, INC                         693,574
                                                       -----------
              TOTAL RETAIL AND WHOLESALE                 1,173,795
                                                       -----------

TECHNOLOGY -- 22.96%

COMMUNICATIONS EQUIPMENT -- 2.37%
       450  * GLENAYRE TECHNOLOGIES, INC                     4,753
     7,800    NORTEL NETWORKS CORP (U.S.)                  532,350
     1,900  * QUALCOMM, INC                                114,000
       370  * SENSORMATIC ELECTRONICS CORP                   5,850
     1,280  * TELLABS, INC                                  87,600
                                                       -----------
                                                           744,553
                                                       -----------

COMPUTERS AND OFFICE EQUIPMENT -- 20.24%
     1,049  * 3COM CORP                                     60,448
     6,019  * AMERICA ONLINE, INC                          317,502
     1,194  * APPLE COMPUTER, INC                           62,535
     3,183    AUTOMATIC DATA PROCESSING, INC               170,489
    17,900  * CISCO SYSTEMS, INC                         1,137,768
     4,966    COMPAQ COMPUTER CORP                         126,943
     1,599    COMPUTER ASSOCIATES
               INTERNATIONAL, INC                           81,848
     6,900  * DELL COMPUTER CORP                           340,256
       152    DIEBOLD, INC                                   4,237
     2,068    ELECTRONIC DATA SYSTEMS CORP                  85,305
     5,742  * EMC CORP                                     441,775
     1,159    FIRST DATA CORP                               57,515
       755  * GATEWAY, INC                                  42,846
     2,883    HEWLETT-PACKARD CO                           360,014
       569    IKON OFFICE SOLUTIONS, INC                     2,204
       103  * IMATION CORP                                   3,025
     1,175    IMS HEALTH, INC                               21,150
     5,221    INTERNATIONAL BUSINESS
               MACHINES CORP                               572,025
    13,600  * MICROSOFT CORP                             1,088,000
       500  * NETWORK APPLIANCE, INC                        40,250
       853  * NOVELL, INC                                    7,890
     7,300  * ORACLE CORP                                  613,656
     1,347    PITNEY BOWES, INC                             53,880
       476    SABRE HOLDINGS CORP                           13,566
     4,300  * SUN MICROSYSTEMS, INC                        391,031
       800  * VERITAS SOFTWARE CORP                         90,412
     1,400  * YAHOO, INC                                   173,425
                                                       -----------
                                                         6,359,995
                                                       -----------

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 87

TIAA-CREF MUTUAL FUNDS                                 SOCIAL CHOICE EQUITY FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

ELECTRONICS AND OTHER TECHNOLOGY -- 0.17%
       500  * BEST BUY CO, INC                           $  31,625
       467    RADIOSHACK CORP                               22,124
                                                       -----------
                                                            53,749
                                                       -----------

INSTRUMENTS AND RELATED PRODUCTS -- 0.18%
     2,673  XEROX CORP                                      55,464
                                                       -----------
            TOTAL TECHNOLOGY                             7,213,761
                                                       -----------

TRANSPORTATION -- 0.78%

AIR TRANSPORTATION -- 0.40%
       759  * AMR CORP                                      20,066
       504    DELTA AIRLINES, INC                           25,483
     1,046  * FEDEX CORP                                    39,748
     1,893    SOUTHWEST AIRLINES CO                         35,848
       100  * U.S. AIRWAYS GROUP, INC                        3,900
                                                       -----------
                                                           125,045
                                                       -----------

AUTOS, TIRES AND RELATED PRODUCTS -- 0.20%
        67    BANDAG, INC                                    1,624
       328    FEDERAL-MOGUL CORP                             3,136
       105    FLEETWOOD ENTERPRISES, INC                     1,496
     2,430    GENUINE PARTS CO                              48,600
       292    MODINE MANUFACTURING CO                        7,884
        68    RYDER SYSTEM, INC                              1,287
                                                       -----------
                                                            64,027
                                                       -----------

RAILROADS -- 0.17%
     3,585    NORFOLK SOUTHERN CORP                         53,326
                                                       -----------

TRUCKING AND RELATED SERVICES-- 0.01%
       284    ARNOLD INDUSTRIES, INC                         3,425
                                                       -----------
              TOTAL TRANSPORTATION                         245,823
                                                       -----------

UTILITIES -- 12.11%

TELEPHONE -- 9.22%
       851    ALLTEL CORP                                   52,708
     9,022    AT & T CORP                                  285,320
     1,330  * AT & T CORP - LIBERTY MEDIA GROUP
               (CLASS A)                                    32,252
     4,776    BELL ATLANTIC CORP                           242,680
     6,332    BELLSOUTH CORP                               269,901
     2,000  * GLOBAL CROSSING LTD                           52,625
     9,040    LUCENT TECHNOLOGIES, INC                     535,620
     2,147  * MEDIA ONE GROUP, INC                         143,188
     1,744  * NEXTEL COMMUNICATIONS, INC
               (CLASS A)                                   106,711
    10,048    SBC COMMUNICATIONS, INC                      434,576
     2,415    SPRINT CORP (FON GROUP)                      123,165
     2,079  * SPRINT CORP (PCS GROUP)                      123,700

--------------------------------------------------------------------------------
   PRINCIPAL/SHARES                                         VALUE
--------------------------------------------------------------------------------
     1,848    U.S. WEST, INC                           $   158,466
     7,300  * WORLDCOM, INC                                334,887
                                                       -----------
                                                         2,895,799
                                                       -----------

ELECTRIC, GAS AND OTHER -- 2.89%
     1,096    AGL RESOURCES, INC                            17,467
     1,378    COLUMBIA ENERGY GROUP                         90,431
     2,042    EL PASO ENERGY CORP                          104,014
       844    EQUITABLE RESOURCES, INC                      40,723
     1,057    IDACORP, INC                                  34,088
     2,145    KEYSPAN CORP                                  65,958
     1,824    LOUISVILLE GAS & ELECTRIC ENERGY
               CORP                                         43,548
       966    MCN ENERGY GROUP, INC                         20,648
     1,166    NICOR, INC                                    38,040
     1,867    NISOURCE, INC                                 34,772
     2,787    OGE ENERGY CORP                               51,559
     1,079    PEOPLES ENERGY CORP                           34,932
     3,173    POTOMAC ELECTRIC POWER CO                     79,325
     2,659    PUGET SOUND ENERGY, INC                       56,669
       210  * SOUTHERN UNION CO                              3,320
     3,368    TECO ENERGY, INC                              67,570
     3,025    WILLIAMS COS, INC                            126,081
                                                       -----------
                                                           909,145
                                                       -----------
              TOTAL UTILITIES                            3,804,944
                                                       -----------

TOTAL COMMON STOCK
(COST $29,691,435)                                      30,901,165
                                                       -----------

SHORT TERM INVESTMENT -- 1.47%

U.S. GOVERNMENT AND AGENCY -- 1.47%
              FEDERAL HOME LOAN
               MORTGAGE CORP (FHLMC)
  $462,000     6.570%, 07/03/00                            461,831
                                                       -----------

TOTAL SHORT TERM INVESTMENT
(COST $461,831)                                            461,831
                                                       -----------

TOTAL PORTFOLIO -- 99.81%
(COST $30,153,266)                                      31,362,996
OTHER ASSETS & LIABILITIES, NET -- 0.19%                    58,160
                                                       -----------
NET ASSETS-- 100.00%                                   $31,421,156
                                                       ===========
-----------
*  NON-INCOME PRODUCING


88 2000 SEMI-ANNUAL REPORT                     SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS  STATEMENT OF INVESTMENTS (Unaudited)   EQUITY INDEX FUND
                                  June 30, 2000

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 98.87%

BASIC INDUSTRIES -- 3.82%

CHEMICALS AND PLASTIC -- 2.59%
        13  * AEP INDUSTRIES, INC                         $    328
       898    AIR PRODUCTS & CHEMICALS, INC                 27,669
       235  * AIRGAS, INC                                    1,336
        92    ALBEMARLE CORP                                 1,817
       129    ALBERTO CULVER CO (CLASS B)                    3,942
       119    APTARGROUP, INC                                3,213
        82    ARCH CHEMICALS, INC                            1,793
     1,012    AVON PRODUCTS, INC                            45,034
        56    BLOCK DRUG, INC (CLASS A)                      2,369
       383    CABOT CORP                                    10,436
       128    CALGON CARBON CORP                               992
        88    CAMBREX CORP                                   3,960
       113    CARLISLE COS, INC                              5,085
        81    CARTER WALLACE, INC                            1,630
        34    CHEMED CORP                                      958
        68    CHEMFIRST, INC                                 1,640
       146    CHURCH & DWIGHT CO, INC                        2,628
       982    CLOROX CO                                     44,005
     2,395    COLGATE PALMOLIVE CO                         143,400
       435    CROMPTON CORP                                  5,328
        83  * CYGNUS, INC                                    1,182
       161  * CYTEC INDUSTRIES, INC                          3,974
        87    DEXTER CORP                                    4,176
       357    DIAL CORP                                      3,703
     3,078    DOW CHEMICAL CO                               92,917
     4,193    DU PONT (E.I.) DE NEMOURS & CO               183,443
       295    EASTMAN CHEMICAL CO                           14,086
       525    ECOLAB, INC                                   20,507
       235    ETHYL CORP                                       587
        99  * FMC CORP                                       5,742
        50    FULLER (H.B.) CO                               2,278
        79    GEON CO                                        1,461
       117    GEORGIA GULF CORP                              2,435
       249  * GRACE W.R. & CO                                3,019
       192    GREAT LAKES CHEMICAL CORP                      6,048
       184    HANNA (M.A.) CO                                1,656
       400    HERCULES, INC                                  5,625
     1,153    ILLINOIS TOOL WORKS, INC                      65,721
       376    IMC GLOBAL, INC                                4,888
        56  * INTERNATIONAL SPECIALTY PRODUCTS, INC            318
       396    INTERNATIONAL FLAVORS &
               FRAGRANCES, INC                              11,954
       113    JOHNS MANVILLE CORP                            1,490
       429    LAUDER (ESTEE) CO (CLASS A)                   21,208
        12    LIQUI-BOX CORP                                   594
       206    LUBRIZOL CORP                                  4,326
        58    MACDERMID, INC                                 1,363
       257    MILLENNIUM CHEMICAL, INC                       4,369
        71    MINERALS TECHNOLOGIES, INC                     3,266
        98    MISSISSIPPI CHEMICAL CORP                        465
        58    MYERS INDUSTRIES, INC                            623
        10    NCH CORP                                         361
        82    NL INDUSTRIES, INC                             1,250
        45  * OCTEL CORP                                       351
       152    OLIN CORP                                      2,508
        90    OM GROUP, INC                                  3,960
       124    OMNOVA SOLUTIONS, INC                            775
       634  * PACTIV CORP                                    4,992
       232  * PERRIGO CO                                     1,464
     5,412    PHARMACIA CORP                               279,732
       699    PRAXAIR, INC                                  26,168
     5,748    PROCTER & GAMBLE CO                          329,073
        75  * REVLON, INC (CLASS A)                            473
        58  * ROGERS CORP                                    2,030
       461    ROHM & HAAS CO                                15,904
       116    SCHULMAN (A.), INC                             1,399
        69  * SCOTTS CO (CLASS A)                            2,518
       414  * SEALED AIR CORP                               21,683
       415    SOLUTIA, INC                                   5,706
        57    SPARTECH CORP                                  1,539
        22    STEPAN CO                                        511
        76    TREDEGAR CORP                                  1,444
        16  * TREX CO, INC                                     800
       217    TUPPERWARE CORP                                4,774
       119  * U.S. PLASTIC LUMBER CORP                         524
       648    UNION CARBIDE CORP                            32,076
       341    USEC, INC                                      1,577
        30    VALHI, INC                                       311
       128    WELLMAN, INC                                   2,072
                                                       -----------
                                                         1,526,962
                                                       -----------

STEEL AND OTHER METALS -- 0.48%
       392    AK STEEL HOLDINGS CORP                         3,136
     3,630    ALCOA, INC                                   105,270
       324    ALLEGHENY TECHNOLOGIES, INC                    5,832
        25  * ALLTRISTA CORP                                   534
        50  * ALPINE GROUP, INC                                337
       129    ARCH COAL, INC                                   991
       114    BALL CORP                                      3,669

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 89

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

STEEL AND OTHER METALS -- (CONTINUED)
       493  * BATTLE MOUNTAIN GOLD CO                     $  1,078
        92    BELDEN, INC                                    2,357
       494  * BETHLEHEM STEEL CORP                           1,759
        61    BRUSH ENGINEERED MATERIALS, INC                  953
        20    BUTLER MANUFACTURING CO                          340
       106  * CABLE DESIGN TECHNOLOGIES CO                   3,551
        69    CARPENTER TECHNOLOGY CORP                      1,457
        41    CASTLE (A.M.) & CO                               340
        61  * CHART INDUSTRIES, INC                            297
        42    CLEVELAND CLIFFS, INC                          1,084
        47    COMMERCIAL METALS CO                           1,292
       226    CRANE CO                                       5,494
       487    CROWN CORK & SEAL CO, INC                      7,305
        19    CURTISS WRIGHT CORP                              706
       323    ENGELHARD CORP                                 5,511
       526  * FREEPORT-MCMORAN COPPER &
               GOLD, INC (CLASS B)                           4,865
       116    GENERAL CABLE CORP                               942
        28    GIBRALTAR STEEL CORP                             392
       115  * GRIFFON CORP                                     639
       151    HARSCO CORP                                    3,850
       877    HOMESTAKE MINING CO                            6,029
        55    IMCO RECYCLING, INC                              299
        85    INTERMET CORP                                    584
       110  * KAISER ALUMINUM CORP                             440
        85  * LONE STAR TECHNOLOGIES, INC                    3,931
       376    LTV CORP                                       1,081
       175    MARK IV INDUSTRIES, INC                        3,653
        55    MATTHEWS INTERNATIONAL CORP
`              (CLASS A)                                     1,595
        67  * MAVERICK TUBE CORP                             1,951
        16  * MAXXAM, INC                                      284
       114    METALS U.S.A., INC                               534
       132  * MUELLER INDUSTRIES, INC                        3,696
        76    NATIONAL STEEL CORP (CLASS B)                    318
        69  * NCI BUILDING SYSTEMS, INC                      1,397
       731    NEWMONT MINING CORP                           15,807
        36  * NORTEK, INC                                      711
       428    NUCOR CORP                                    14,204
         9  * OPTICAL CABLE CORP                               272
        97    OREGON STEEL MILLS, INC                          187
       528    PARKER-HANNIFIN CORP                          18,084
       282    PHELPS DODGE CORP                             10,486
        16    PITT-DES MOINES, INC                             304
        92    PRECISION CAST PARTS CORP                      4,163
        33    PRIMEX TECHNOLOGIES, INC                         726
        54    QUANEX CORP                                      803
        71    RELIANCE STEEL & ALUMINUM CO                   1,357
        33    ROUGE INDUSTRIES, INC (CLASS A)                   99
        57  * RTI INTERNATIONAL METALS                         648
        51    RYERSON TULL, INC                                529
        41  * SILGAN HOLDINGS, INC                             402
        95    SOUTHERN PERU COPPER CORP                      1,157
        48  * SPS TECHNOLOGIES, INC                          1,971
       160  * STEEL DYNAMICS, INC                            1,450
       142  * STILLWATER MINING CO                           3,958
        38    SUPERIOR TELECOM, INC                            377
        79    TEXAS INDUSTRIES, INC                          2,281
        60    TITAN INTERNATIONAL, INC                         318
        67    TITANIUM METALS CORP                             314
       151  * TOWER AUTOMOTIVE, INC                          1,887
        35  * U.S. CAN CORP                                    608
       333    USX-US STEEL GROUP, INC                        6,181
        66    VALMONT INDUSTRIES, INC                        1,311
        63    WATTS INDUSTRIES, INC (CLASS A)                  795
        48  * WOLVERINE TUBE, INC                              816
       280    WORTHINGTON INDUSTRIES, INC                    2,940
                                                       -----------
                                                           284,919
                                                       -----------

PAPER AND FOREST PRODUCTS -- 0.75%
        18    AMERICAN WOODMARK CORP                           369
       465    AVERY DENNISON CORP                           31,213
       181    BEMIS, INC                                     6,086
       198    BOISE CASCADE CORP                             5,123
       195    BOWATER, INC                                   8,604
        95  * BUCKEYE TECHNOLOGIES, INC                      2,084
        96    CARAUSTAR INDUSTRIES, INC                      1,452
       153  * CHAMPION ENTERPRISES, INC                        745
        80    CHESAPEAKE CORP                                2,370
       403    CLAYTON HOMES, INC                             3,224
       213    CONSOLIDATED PAPERS, INC                       7,787
        65  * DAISYTEK INTERNATIONAL CORP                      613
        47    DELTIC TIMBER CORP                             1,004
       100  * EARTHSHELL CORP                                  303
       915    FORT JAMES CORP                               21,159
       201  * GAYLORD CONTAINER CO                             540
       744    GEORGIA-PACIFIC CORP
               (PACKING GROUP)                              19,530
       325    GEORGIA-PACIFIC CORP (TIMBER GROUP)            7,028
        97    GLATFELTER (P.H.) CO                             988
        53  * GRAPHIC PACKAGING INTERNATIONAL
               CORP                                            112
       100    GREIF BROTHERS CORP (CLASS A)                  3,075
     2,085    INTERNATIONAL PAPER CO                        62,159
        79  * IVEX PACKAGING CORP                              878
     2,300    KIMBERLY-CLARK CORP                          131,962


90  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- (CONTINUED)
       195    LONGVIEW FIBRE CO                          $   2,157
       401    LOUISIANA PACIFIC CORP                         4,360
       145  * MAIL-WELL, INC                                 1,250
       386    MEAD CORP                                      9,746
       177    OAKWOOD HOMES CORP                               320
        69  * PALM HARBOR HOMES, INC                         1,000
       108  * PLAYTEX PRODUCTS, INC                          1,221
        98    POTLATCH CORP                                  3,246
       105    RAYONIER, INC                                  3,766
        36    REPUBLIC GROUP, INC                              324
        46    ROCK-TENN CO (CLASS A)                           393
        66  * SCHOOL SPECIALTY, INC                          1,225
        56    SCHWEITZER-MAUDUIT INTERNATIONAL,
               INC                                             700
        34    SKYLINE CORP                                     731
       438  * SMURFIT-STONE CONTAINER CORP                   5,639
       384    SONOCO PRODUCTS CO                             7,896
       122    ST. JOE CO                                     3,660
       181    TEMPLE-INLAND, INC                             7,602
       122  * UNITED STATIONERS, INC                         3,949
        55    UNIVERSAL FOREST PRODUCTS, INC                   756
       194    WAUSAU-MOSINEE PAPER CORP                      1,661
       428    WESTVACO CORP                                 10,619
       987    WEYERHAEUSER CO                               42,441
       384    WILLAMETTE INDUSTRIES, INC                    10,464
                                                       -----------
                                                           443,534
                                                       -----------
              TOTAL BASIC INDUSTRIES                     2,255,415
                                                       -----------

BUSINESS SERVICES -- 1.07%

ADVERTISING AND OTHER SERVICES -- 1.07%
        55  * 24/7 MEDIA, INC                                  859
        67    AARON RENTS, INC                                 841
        61    ABM INDUSTRIES, INC                            1,403
        44    ACKERLEY GROUP, INC                              517
        18    ADECCO S.A. ADR                                1,910
        34  * ADMINSTAFF, INC                                2,159
        69  * ADVO, INC                                      2,898
        30  * AHL SERVICES, INC                                183
        20  * AKAMAI TECHNOLOGIES, INC                       2,374
       102  * ANSWERTHINK, INC                               1,695
       289  * APOLLO GROUP, INC (CLASS A)                    8,092
        10  * BERLITZ INTERNATIONAL, INC                        90
       369    BLOCK (H&R), INC                              11,946
        46  * BRIGHT HORIZONS FAMILY SOLUTIONS,
               INC                                             983
        42  * BURNS INTERNATIONAL SERVICES CORP                525
        28  * CAREER EDUCATION CORP                          1,358
        18  * CAREERBUILDER, INC                                59
        43  * CARRIAGE SERVICES, INC (CLASS A)                 145
        59  * CATALINA MARKETING CORP                        6,018
       217  * CATALYTICA, INC                                2,387
        42  * CDI CORP                                         855
       295  * CELGENE CORP                                  17,368
     3,077  * CENDANT CORP                                  43,078
       267  * CENTURY BUSINESS SERVICES, INC                   517
        27  * CHARLES RIVER ASSOCIATES, INC                    475
       137  * CHECKFREE HOLDINGS CORP                        7,064
       529    CINTAS CORP                                   19,407
       927  * CMGI, INC                                     42,468
        76  * COINSTAR, INC                                    764
        17  * CORINTHIAN COLLEGES, INC                         398
        36  * CORNELL COS, INC                                 288
        32  * CORPORATE EXECUTIVE BOARD CO                   1,916
       221  * COVANCE, INC                                   1,947
        30    CPI CORP                                         633
        74  * CRITICAL PATH, INC                             4,315
        49  * CTC COMMUNICATIONS GROUP, INC                  1,764
       226  * DEVRY, INC                                     5,974
        47  * DIAMOND TECHNOLOGY
               PARTNERS, INC (CLASS A)                       4,136
       427  * DOUBLECLICK, INC                              16,279
       706    DUN & BRADSTREET CORP                         20,209
       324  * EBAY, INC                                     17,597
        72  * EDUCATION MANAGEMENT CORP                      1,300
        54  * ELECTRO RENT CORP                                661
        51  * ENTREMED, INC                                  1,526
        45  * F.Y.I., INC                                    1,515
        38    FAIR ISSAC & CO, INC                           1,672
        64  * FIRST CONSULTING GROUP, INC                      356
        21  * FORRESTER RESEARCH, INC                        1,529
        72    G & K SERVICES, INC (CLASS A)                  1,804
       307    GARTNER GROUP, INC (CLASS A)                   3,684
       110  * GETTY IMAGES, INC                              4,076
        42  * HEARME.COM                                       189
        55  * HEIDRICK & STRUGGLES INTERNATIONAL,
               INC                                           3,471
        92  * INCTYE GENOMICS                                7,561
        44  * INSPIRE INSURANCE SOLUTIONS, INC                 132
       206  * INTERIM SERVICES, INC                          3,656
        49    INTERPOOL, INC                                   477
     1,294    INTERPUBLIC GROUP OF COS, INC                 55,642
        86  * IT GROUP, INC                                    419
        55  * ITT EDUCATIONAL SERVICES, INC                    965
        83  * JACOBS ENGINEERING GROUP, INC                  2,713
        21  * KANA COMMUNICATIONS, INC                       1,299

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 91

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

ADVERTISING AND OTHER SERVICES -- (CONTINUED)
        67    KELLY SERVICES, INC (CLASS A)               $  1,549
       153  * KFORCE.COM, INC                                1,061
        83  * KORN FERRY INTERNATIONAL                       2,630
       134  * LABOR READY, INC                                 887
       199  * LAMAR ADVERTISING CO (CLASS A)                 8,619
        30    LANDAUER, INC                                    466
        71  * LASON, INC                                       177
        41  * LEARNING TREE INTERNATIONAL, INC               2,511
       286    MANPOWER, INC                                  9,152
       517  * MARCHFIRST, INC                                9,435
        69  * MARKETING SERVICES GROUP                         306
        43  * MAXIMUS, INC                                     951
        34    MCGRATH RENTCORP                                 578
        13  * MEDIA METRIX, INC                                330
        46  * MEMBERWORKS, INC                               1,546
       109  * MESSAGEMEDIA, INC                                381
        23  * MODEM MEDIA, INC                                 286
       341  * MODIS PROFESSIONAL SERVICES, INC               3,026
        90  * NATIONAL EQUIPMENT SERVICES, INC                 540
       153  * NATIONSRENT, INC                                 583
       140  * NAVIGANT CONSULTING CO                           595
       144  * NBC INTERNET, INC                              1,800
        44  * NEFF CORP                                        167
        36  * NEXTERA ENTERPRISES, INC                         172
       214  * NOVA CORP (GEORGIA)                            5,978
       768    OMNICOM GROUP, INC                            68,400
        82  * ON ASSIGNMENT, INC                             2,501
        95  * PAREXEL INTERNATIONAL CORP                       908
        71  * PEGASUS SOLUTIONS, INC                           772
        97  * PERSONNEL GROUP OF AMERICA, INC                  284
        69  * PHARMACEUTICAL PRODUCT DEVELOPMENT,
               INC                                           1,449
       180    PITTSTON BRINKS GROUP CO                       2,463
        73  * PREPAID LEGAL SERVICES, INC                    2,180
        55  * PROBUSINESS SERVICES, INC                      1,460
        14  * PROFESSIONAL DETAILING, INC                      476
       135  * PROFIT RECOVERY GROUP INTERNATIONAL,
               INC                                           2,244
        74  * PROTECTION ONE, INC                              161
        35  * PROVANT, INC                                     196
       433  * QUINTILES TRANSNATIONAL CORP                   6,116
        40  * REDBACK NETWORKS, INC                          7,120
       112    REGIS CORP                                     1,400
       138  * RENAISSANCE WORLDWIDE, INC                       215
        63  * RENT WAY, INC                                  1,838
        66  * RENT-A-CENTER, INC                             1,485
       876  * ROBERT HALF INTERNATIONAL, INC                24,966
        64    ROLLINS, INC                                     952
        17  * RWD TECHNOLOGIES, INC                             98
       243 b* SAFETY-KLEEN CORP                                 17
     1,024    SERVICE CORP INTERNATIONAL, INC                3,264
     1,269    SERVICEMASTER CO                              14,434
       164  * SITEL CORP                                       809
       205  * SNYDER COMMUNICATIONS, INC                     4,868
       156    SOTHEBY'S HOLDINGS, INC (CLASS A)              2,730
        65  * STAFF LEASING, INC                               231
       111  * STAFFMARK, INC                                   742
        27  * STARTEK, INC                                   1,360
        34 b* STONE & WEBSTER, INC                              25
        28    STRAYER EDUCATION, INC                           672
        27  * SUPERIOR CONSULTANT HOLDINGS CORP                128
       166  * SYLVAN LEARNING SYSTEMS, INC                   2,282
        25    TEJON RANCH CO                                   564
        83  * TELETECH HOLDINGS, INC                         2,578
       129  * TETRA TECH, INC                                2,950
        42  * THEGLOBE.COM, INC                                 72
       204  * TMP WORLDWIDE, INC                            15,057
       162    TRUE NORTH COMMUNICATIONS, INC                 7,128
        40    UNIFIRST CORP                                    315
       117  * UNITED RENTALS, INC                            2,003
        48  * URS CORP                                         732
       212  * VALASSIS COMMUNICATIONS, INC                   8,082
        90  * VALENCE TECHNOLOGY, INC                        1,659
       368  * VERTICALNET, INC                              13,593
        31  * VOLT INFORMATION SCIENCES, INC                 1,021
        49  * WACKENHUT CORP SERIES A                          633
        38  * WACKENHUT CORRECTIONS CORP                       285
        35  * WEST TELESERVICES CORP                           885
        48  * XCEED, INC                                       438
        50  * XTRA CORP                                      1,971
       127    YOUNG & RUBICAM, INC                           7,262
                                                       -----------
              TOTAL BUSINESS SERVICES                      628,741
                                                       -----------

CONSTRUCTION AND REAL ESTATE -- 2.10%

BUILDING MATERIALS -- 1.84%
       101    AMCOL INTERNATIONAL CORP                       1,666
       105    APOGEE ENTERPRISES, INC                          370
        18    CARBO CERAMICS, INC                              632
        31    CENTEX CONSTRUCTION PRODUCTS, INC                703
       113  * COMFORT SYSTEMS U.S.A., INC                      452
     1,278    CORNING, INC                                 344,900
       205  * DAL-TILE INTERNATIONAL, INC                    1,691
        63  * DEPARTMENT 56, INC                               693
        18  * DUPONT PHOTOMASKS, INC                         1,233
        74    ELCOR CORP                                     1,702
        32  * EMCOR GROUP, INC                                 742


92  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

BUILDING MATERIALS -- (CONTINUED)
       324  * ENCOMPASS SERVICES CORP                    $   1,863
       133    FERRO CORP                                     2,793
        71    FLORIDA ROCK INDUSTRIES, INC                   2,529
     9,969    HOME DEPOT, INC                              497,826
       116  * INTEGRATED ELECTRICAL SERVICES, INC              594
       124    LAFARGE CORP                                   2,604
        60    LIBBEY, INC                                    1,927
        86    LILLY INDUSTRIES, INC (CLASS A)                2,585
     1,488    LOWE'S COS, INC                               61,101
       176    MARTIN MARIETTA MATERIALS, INC                 7,117
     1,869    MASCO CORP                                    33,758
        26    MIKASA, INC                                      286
       189    OWENS CORNING CO                               1,748
       565  * OWENS ILLINOIS, INC                            6,603
       854    PPG INDUSTRIES, INC                           37,842
       189  * QUANTA SERVICES, INC                          10,395
       407    RPM, INC                                       4,120
       632    SHERWIN-WILLIAMS CO                           13,390
       142    SOUTHDOWN, INC                                 8,200
       186    USG CORP                                       5,649
       146    VALSPAR CORP                                   4,927
       440    VULCAN MATERIALS CO                           18,782
        64    WATSCO, INC                                      800
                                                       -----------
                                                         1,082,223
                                                       -----------

CONSTRUCTION -- 0.21%
       116  * BLOUNT INTERNATIONAL, INC                        891
       223    CENTEX CORP                                    5,240
        27  * CROSSMAN COMMUNITIES, INC                        445
       244  * DYCOM INDUSTRIES, INC                         11,224
       286    FLUOR CORP                                     9,044
       153    FOSTER WHEELER CORP                            1,319
        71    GRANITE CONSTRUCTION, INC                      1,739
       181    HILLENBRAND INDUSTRIES, INC                    5,667
       227    HON INDUSTRIES, INC                            5,334
       190    HORTON (D.R.), INC                             2,576
        75  * INSITUFORM TECHNOLOGIES, INC
               (CLASS A)                                     2,034
       180    KAUFMAN & BROAD HOME CORP                      3,566
       120    KIMBALL INTERNATIONAL, INC (CLASS B)           1,770
       252  * LEAR CORP                                      5,040
       247    LENNAR CORP                                    5,001
       115  * MASTEC, INC                                    4,391
        84    MDC HOLDINGS, INC                              1,564
       298    MILLER (HERMAN), INC                           7,710
       120  * MORRISON KNUDSEN CORP                            870
     1,162    NEWELL RUBBERMAID, INC                        29,921
        38  * NVR, INC                                       2,166
       121    PULTE CORP                                     2,616
        54    RYLAND GROUP, INC                              1,194
        95    STANDARD-PACIFIC CORP                            950
       228    STEELCASE, INC                                 3,876
        78  * TOLL BROTHERS, INC                             1,599
       338    U.S. INDUSTRIES, INC                           4,098
        21    VIRCO MANUFACTURING CORP                         309
       159    WALTER INDUSTRIES, INC                         1,818
        57  * WEBB (DEL) CORP                                  872
                                                       -----------
                                                           124,844
                                                       -----------

REAL ESTATE -- 0.05%
       209    ARDEN REALTY GROUP, INC                        4,911
        50  * CASTLE & COOKE, INC                              965
       403  * CATELLUS DEVELOPMENT CORP                      6,045
        78  * CB RICHARD ELLIS SERVICES GROUP, INC             711
       168  * FAIRFIELD COMMUNITIES, INC                     1,323
        59    FOREST CITY ENTERPRISES, INC
               (CLASS A)                                     1,969
        67  * INSIGNIA FINANCIAL GROUP, INC                    670
       114  * JONES LANG LA SALLE                            1,524
        94    LNR PROPERTY CORP                              1,833
       105  * PINNACLE HOLDINGS, INC                         5,670
       152  * SECURITY CAPITAL GROUP, INC
               (CLASS B)                                     2,584
       339    STEWART ENTERPRISES, INC (CLASS A)             1,197
        91  * TRAMMELL CROW CO                                 978
                                                       -----------
                                                            30,380
                                                       -----------
              TOTAL CONSTRUCTION AND
               REAL ESTATE                               1,237,447
                                                       -----------

CONSUMER DURABLE -- 9.03%

HOME APPLIANCES AND FURNISHINGS -- 8.54%
        77  * ACTEL CORP                                     3,513
        56  * ACTION PERFORMANCE COS, INC                      406
        39  * ADVANCED ENERGY INDUSTRIES, INC                2,298
       656  * ADVANCED MICRO DEVICES, INC                   50,676
        69  * AEROFLEX, INC                                  3,428
        92  * ALLIANCE SEMICONDUCTOR CORP                    2,259
       126  * ALPHA INDUSTRIES, INC                          5,551
       770  * ALTERA CORP                                   78,491
       711  * AMERICAN POWER CONVERSION CORP                29,017
        58  * AMERICAN SUPERCONDUCTOR CORP                   2,798
        62  * AMERICAN XTAL TECHNOLOGY, INC                  2,681
       441  * AMKOR TECHNOLOGY, INC                         15,572
       222  * AMPHENOL CORP (CLASS A)                       14,693
       101  * ANADIGICS, INC                                 3,440
     1,514  * ANALOG DEVICES, INC                          115,064
        85  * APPLICA, INC                                     961

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 93

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

HOME APPLIANCES AND FURNISHINGS-- (CONTINUED)
       482  * APPLIED MICRO CIRCUITS CORP                 $ 47,597
       126  * ARTESYN TECHNOLOGIES, INC                      3,504
     1,055  * ATMEL CORP                                    38,903
       162    AVX CORP                                       3,715
        46    BASSETT FURNITURE INDUSTRIES, INC                580
       535  * BED BATH & BEYOND, INC                        19,393
        61  * BENCHMARK ELECTRONICS, INC                     2,230
       103    BMC INDUSTRIES, INC                              418
       137  * BOMBAY, INC                                      402
       202  * BOYDS COLLECTION LTD                           1,717
       503  * BROADCOM CORP (CLASS A)                      110,125
       245  * BURR BROWN CORP                               21,238
        34    BUSH INDUSTRIES, INC (CLASS A)                   544
        18  * CATAPULT COMMUNICATIONS CORP                     181
       826  * CONEXANT SYSTEMS, INC                         40,164
        95  * CREE, INC                                     12,682
       104    CTS CORP                                       4,680
       495  * CYPRESS SEMICONDUCTOR CORP                    20,913
       221    DALLAS SEMICONDUCTOR CORP                      9,005
        38  * EMCORE CORP                                    4,560
        98  * ESS TECHNOLOGY, INC                            1,421
       123  * E-TEK DYNAMICS, INC                           32,448
       154    ETHAN ALLEN INTERIORS, INC                     3,696
        66  * EXAR CORP                                      5,754
       177  * FURNITURE BRANDS INTERNATIONAL,
               INC                                           2,677
       114  * GENERAL SEMICONDUCTOR, INC                     1,681
     4,439    GILLETTE CO                                  155,087
       156  * HA-LO INDUSTRIES, INC                            877
       105  * HANDLEMAN CO                                   1,312
        61    HARMAN INTERNATIONAL INDUSTRIES,
               INC                                           3,721
        68    HAVERTY FURNITURE COS, INC                       578
       228    HEILIG MEYERS CO                                 270
        84    HELIX TECHNOLOGY CORP                          3,276
        26  * HI/FN, INC                                     1,153
        93  * HUTCHINSON TECHNOLOGY, INC                     1,325
        56    INNOVEX, INC                                     546
       319  * INTEGRATED DEVICE TECHNOLOGY, INC             19,100
    14,383    INTEL CORP                                 1,922,827
       288  * INTERNATIONAL RECTIFIER CORP                  16,128
       476  * JABIL CIRCUIT, INC                            23,621
     2,602  * JDS UNIPHASE CORP                            311,914
       288  * KEMET CORP                                     7,218
       113  * KOPIN CORP                                     7,825
        67  * LASERSIGHT, INC                                  255
       171  * LATTICE SEMICONDUCTOR CORP                    11,820
       197    LA-Z-BOY, INC                                  2,758
       839    LEGGETT & PLATT, INC                          13,843
     1,352    LINEAR TECHNOLOGY CO                          86,443
       349  * LINENS `N THINGS, INC                          9,466
     1,320  * LSI LOGIC CORP                                71,445
     1,229  * MAXIM INTEGRATED PRODUCTS, INC                83,495
        36  * MAXWELL TECHNOLOGIES, INC                        486
       318    MAYTAG CO                                     11,726
       125  * MEMC ELECTRONIC MATERIALS, INC                 2,250
       136    METHODE ELECTRONICS, INC (CLASS A)             5,253
       216  * MICREL, INC                                    9,382
       288  * MICROCHIP TECHNOLOGY, INC                     16,780
     2,016  * MICRON TECHNOLOGY, INC                       177,534
        95  * MIPS TECHNOLOGIES, INC (CLASS B)               3,657
       119  * MMC NETWORKS, INC                              6,359
       383    MOLEX, INC                                    18,431
       178  * MRV COMMUNICATIONS, INC                       11,970
        28    NATIONAL PRESTO INDUSTRIES, INC                  861
       746  * NATIONAL SEMICONDUCTOR CORP                   42,335
        48  * NAVARRE CORP                                      63
        95  * NEOMAGIC CORP                                    287
       128  * NVIDIA CORP                                    8,136
        35    PARK ELECTROCHEMICAL CORP                      1,262
        26  * PARKERVISION, INC                              1,311
        81  * PHOTRONICS, INC                                2,298
       364    PIER 1 IMPORTS, INC                            3,549
        66  * PLEXUS CORP                                    7,458
        49  * PLX TECHNOLOGY, INC                            2,033
       613  * PMC-SIERRA, INC                              108,922
        83  * POWER INTEGRATIONS, INC                        1,955
        82  * POWER-ONE, INC                                 9,342
       275  * QLOGIC CORP                                   18,167
       280  * RAMBUS, INC                                   28,840
       173  * READ RITE CORP                                   383
        81  * REMEC, INC                                     3,391
        51  * RESTORATION HARDWARE, INC                        280
       194  * RF MICRO DEVICES, INC                         16,999
       387  * S3, INC                                        5,708
        34  * SALTON, INC                                    1,253
       551  * SANMINA CORP                                  47,110
        92  * SAWTEK, INC                                    5,295
       645  * SCI SYSTEMS, INC                              25,275
        57  * SCP POOL CORP                                  1,339
       344  * SDL, INC                                      98,104
        68  * SELECT COMFORT CORP                              216
       120  * SEMTECH CORP                                   9,178
        22  * SILICONIX, INC                                 1,485
        31  * SIMPSON MANUFACTURING CO, INC                  1,482
        68  * SIPEX CORP                                     1,882

94  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

HOME APPLIANCES AND FURNISHINGS -- (CONTINUED)
       220    SNAP-ON, INC                                $  5,857
     2,134  * SOLECTRON CORP                                89,361
       260    STANLEY WORKS CO                               6,175
       348  * SUNBEAM CORP                                   1,196
        44    TECHNITROL, INC                                4,262
     7,168    TEXAS INSTRUMENTS, INC                       492,352
       190  * TITAN CORP                                     8,502
       245  * TRANSWITCH CORP                               18,910
       111  * TRIQUINT SEMICONDUCTOR, INC                   10,621
       117  * VARIAN SEMICONDUCTOR EQUIPMENT
               ASSOCIATES, INC                               7,349
       511  * VISHAY INTERTECHNOLOGY, INC                   19,386
       693  * VITESSE SEMICONDUCTOR CORP                    50,978
       280    WHIRLPOOL CORP                                13,055
       164  * WILLIAMS-SONOMA, INC                           5,319
     1,235  * XILINX, INC                                  101,964
        82  * ZOMAX, INC                                     1,076
                                                       -----------
                                                         5,033,769
                                                       -----------

TEXTILE APPAREL AND ACCESSORIES -- 0.49%
       364  * ABERCROMBIE & FITCH CO (CLASS A)               4,436
        71  * ALBANY INTERNATIONAL CORP
               (CLASS A) NEW                                 1,029
        79  * AMERICAN EAGLE OUTFITTERS, INC                 1,106
        82  * ANN TAYLOR STORES CORP                         2,716
        10  * BEBE STORES, INC                                  83
        69    BROWN SHOE CO, INC                               897
        30  * BUCKLE, INC                                      352
        68    BURLINGTON COAT FACTORY
               WAREHOUSE CORP                                  735
       194  * BURLINGTON INDUSTRIES, INC                       327
        57    CATO CORP (CLASS A)                              662
       371  * CHARMING SHOPPES, INC                          1,889
        50  * CHICO'S FAS, INC                               1,000
        64  * CHILDREN'S PLACE RETAIL STORES, INC            1,312
       156    CLAIRE'S STORES, INC                           3,003
       233  * COLLINS & AIKMAN CORP                          1,208
        33  * COLUMBIA SPORTSWEAR CO                           886
        58  * DAN RIVER, INC (CLASS A)                         275
        31  * DAVID'S BRIDAL, INC                              358
        13    DEB SHOPS, INC                                   162
        50  * DONNA KARAN INTERNATIONAL, INC                   318
        59  * DRESS BARN, INC                                1,305
        65  * FINISH LINE, INC (CLASS A)                       532
        73  * FOOTSTAR, INC                                  2,427
        53  * FOSSIL, INC                                    1,030
     2,754    GAP, INC                                      86,062
        85  * GENESCO, INC                                   1,365
        19  * GLOBAL SPORTS, INC                               122
        71  * GOODYS FAMILY CLOTHING, INC                      390
        28  * GUESS ?, INC                                     392
        60    GUILFORD MILLS, INC                              255
        80  * GYMBOREE CORP                                    240
       155    INTERFACE, INC (CLASS A)                         590
       318    INTIMATE BRANDS, INC (CLASS A)                 6,280
       393  * JONES APPAREL GROUP, INC                       9,235
        62    JUSTIN INDUSTRIES, INC                         1,356
       104    KELLWOOD CO                                    2,197
        24    K-SWISS, INC (CLASS A)                           382
     1,418    LIMITED, INC                                  30,664
       223    LIZ CLAIBORNE, INC                             7,860
        96  * MEN'S WEARHOUSE, INC                           2,142
       168  * MOHAWK INDUSTRIES, INC                         3,654
        34    MOVADO GROUP, INC                                408
       117  * NAUTICA ENTERPRISES, INC                       1,250
       321    NIKE, INC (CLASS B)                           12,779
       403    NORDSTROM, INC                                 9,722
       109  * OAKLEY, INC                                    1,253
        52    ONEIDA LTD                                       923
        33    OSHKOSH B'GOSH, INC (CLASS A)                    540
        24    OXFORD INDUSTRIES, INC                           432
       104  * PACIFIC SUNWEAR CALIFORNIA, INC                1,950
       119  * PAYLESS SHOESOURCE, INC                        6,098
        85    PHILLIPS VAN HEUSEN CORP                         807
        34    PILLOWTEX CORP                                   144
       210  * POLO RALPH LAUREN CORP                         2,992
        78    POLYMER GROUP, INC                               721
        81  * QUIKSILVER, INC                                1,260
       174  * REEBOK INTERNATIONAL LTD                       2,773
       333    ROSS STORES, INC                               5,681
       104    RUSSELL CORP                                   2,080
       439    SHAW INDUSTRIES, INC                           5,487
        32  * SHOE CARNIVAL, INC                               200
        40    SPRINGS INDUSTRIES, INC                        1,280
       106  * STEIN MART, INC                                1,086
       173    STRIDE RITE CORP                               1,059
        43    TALBOTS, INC                                   2,362
        20  * TARRANT APPAREL GROUP                            178
        37  * TIMBERLAND CO                                  2,620
     1,268    TJX COS, INC                                  23,775
        87  * TOO, INC                                       2,213
        17  * TROPICAL SPORTSWEAR
               INTERNATIONAL CORP                              297

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 95

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

TEXTILE APPAREL AND ACCESSORIES-- (CONTINUED)
       223  * UNIFI, INC                                 $   2,759
        50  * UNITED RETAIL GROUP, INC                         425
        38  * URBAN OUTFITTERS, INC                            334
       360    V.F. CORP                                      8,572
       209    WARNACO GROUP, INC (CLASS A)                   1,619
       140    WESTPOINT STEVENS, INC                         1,557
        41  * WET SEAL, INC (CLASS A)                          538
       155    WOLVERINE WORLD WIDE, INC                      1,530
                                                       -----------
                                                           290,938
                                                       -----------
              TOTAL CONSUMER DURABLE                     5,324,707
                                                       -----------

ENERGY -- 4.45%

OIL, GAS AND OTHER ENERGY SERVICES -- 4.45%
       297    AMERADA HESS CORP                             18,339
       507    ANADARKO PETROLEUM CORP                       25,001
       384    APACHE CORP                                   22,584
       272    ASHLAND, INC                                   9,537
        40  * ATWOOD OCEANICS, INC                           1,775
       108  * BARRETT RESOURCES CORP                         3,287
        54  * BASIN EXPLORATION, INC                           965
        35  * BELCO OIL & GAS CORP                             297
        68    BERRY PETROLEUM CO (CLASS A)                   1,156
       340  * BJ SERVICES CO                                21,250
       122  * BROWN (TOM), INC                               2,813
       919    BURLINGTON RESOURCES, INC                     35,151
        86    CABOT OIL & GAS CORP (CLASS A)                 1,822
        22  * CAL DIVE INTERNATIONAL, INC                    1,192
       289  * CHESAPEAKE ENERGY CORP                         2,239
     2,870    CHEVRON CORP                                 243,411
     2,600    CONOCO, INC (CLASS B)                         63,862
        85    CONSOL ENERGY, INC                             1,285
       184    CROSS TIMBERS OIL CO                           4,071
       365    DEVON ENERGY CORP (NEW)                       20,508
       448    DIAMOND OFFSHORE DRILLING, INC                15,736
       160  * EEX CORP                                         930
     3,095    ENRON CORP                                   199,627
       617    ENSCO INTERNATIONAL, INC                      22,096
       206    EOG RESOURCES, INC                             6,901
        47  * EVERGREEN RESOURCES, INC                       1,392
    14,934    EXXON MOBIL CORP                           1,172,319
       123  * FOREST OIL CORP                                1,960
       109  * FRIEDE GOLDMAN HALTER, INC                       974
       229  * GLOBAL INDUSTRIES LTD                          4,322
       702  * GLOBAL MARINE, INC                            19,787
       622  * GREY WOLF, INC                                 3,110
     2,063    HALLIBURTON CO                                97,347
       216  * HANOVER COMPRESSOR CO                          8,208
       505  * HARKEN ENERGY CORP                               315
       186    HELMERICH & PAYNE, INC                         6,951
        31  * HOUSTON EXPLORATION CO                           778
        63  * HS RESOURCES, INC                              1,890
       426    KERR-MCGEE CORP                               25,107
       312  * KEY ENERGY SERVICES, INC                       3,003
        73  * LOUIS DREYFUS NATURAL GAS CORP                 2,285
       215  * MARINE DRILLING CO, INC                        6,020
        48  * MCMORAN EXPLORATION CO                           792
       100  * MERIDIAN RESOURCE CORP                           568
        77    MITCHELL ENERGY & DEVELOPMENT
               CORP (CLASS A)                                2,473
       169    MURPHY OIL CORP                               10,044
       617  * NABORS INDUSTRIES, INC                        25,644
       139  * NEWFIELD EXPLORATION CO                        5,438
       215    NOBLE AFFILIATES, INC                          8,008
       595  * NOBLE DRILLING CORP                           24,506
        62  * NUEVO ENERGY CO                                1,170
     1,484    OCCIDENTAL PETROLEUM CORP                     31,256
       728  * OCEAN ENERGY, INC (NEW)                       10,328
        79  * OCEANEERING INTERNATIONAL, INC                 1,501
       246  * PARKER DRILLING CO                             1,522
       123  * PATTERSON ENERGY, INC                          3,505
       294    PENNZOIL-QUAKER STATE CO                       3,546
       897    PHILLIPS PETROLEUM CO                         45,466
       378  * PIONEER NATURAL RESOURCES CO                   4,819
        60  * PLAINS RESOURCES, INC                            960
       151    POGO PRODUCING CO                              3,340
       327  * PRIDE INTERNATIONAL, INC                       8,093
       743  * R & B FALCON CORP                             17,506
       273  * ROWAN COS, INC                                 8,292
        50    RPC, INC                                         528
       694  * SANTA FE SNYDER CORP                           7,894
        91  * SEITEL, INC                                      739
       142    ST. MARY LAND & EXPLORATION CO                 5,972
        62  * STONE ENERGY CORP                              3,704
       440    SUNOCO, INC                                   12,952
        74  * SWIFT ENERGY CO                                2,099
       101  * SYNTROLEUM CORP                                1,729
       122  * TESORO PETROLEUM CORP                          1,235
     2,282    TEXACO, INC                                  121,516
       642    TOSCO CORP                                    18,176
        99  * TRANSMONTAIGNE, INC                              606
       426    ULTRAMAR DIAMOND SHAMROCK
               CORP                                         10,570
     1,049    UNION PACIFIC RESOURCES GROUP,
               INC                                          23,078
     1,013    UNOCAL CORP                                   33,555

96  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

OIL, GAS AND OTHER ENERGY SERVICES -- (CONTINUED)
     1,363    USX-MARATHON GROUP, INC                    $  34,160
        52  * UTI ENERGY CORP                                2,086
       186    VALERO ENERGY CORP                             5,905
       273  * VARCO INTERNATIONAL, INC (NEW)                 6,347
        65    VASTAR RESOURCES, INC                          5,338
        96  * VERITAS DGC, INC                               2,496
       167    VINTAGE PETROLEUM, INC                         3,767
        52    WD-40 CO                                       1,079
       507  * WEATHERFORD INTERNATIONAL, INC                20,184
                                                       -----------
              TOTAL ENERGY                               2,626,095
                                                       -----------

FINANCE -- 13.89%

BANKS, SAVINGS AND LOANS -- 6.60%
        36    ALABAMA NATIONAL                                 713
        39    ALLIANCE BANCORP                                 641
       106    AMCORE FINANCIAL, INC                          1,941
     1,573    AMSOUTH BANCORP                               24,774
        95    ANCHOR BANCORP WISCONSIN, INC                  1,454
        25    ANDOVER BANCORP, INC                             720
        45    AREA BANCSHARES CORP                           1,004
       265    ASSOCIATED BANC-CORP                           5,780
       205    ASTORIA FINANCIAL CORP                         5,278
        15    BANCFIRST CORP                                   472
        25    BANCFIRST OHIO CORP                              409
       215    BANCORPSOUTH, INC                              3,023
       190    BANCWEST CORP                                  3,123
     7,104    BANK OF AMERICA CORP                         305,472
        43    BANK OF GRANITE CORP                             983
     3,073    BANK OF NEW YORK CO, INC                     142,894
     5,122    BANK ONE CORP                                136,053
       122    BANK UNITED CORP (CLASS A)                     4,292
       160    BANKATLANTIC BANCORP, INC
               (CLASS B)                                       940
       544    BANKNORTH GROUP, INC                           8,330
        94    BAY VIEW CAPITAL CORP                            922
     1,456    BB&T CORP                                     34,762
        45  * BOK FINANCIAL CORP                               790
        62    BRENTON BANKS, INC                               860
        50    BROOKLINE BANCORP, INC                           571
        31    BSB BANCORP, INC                                 621
        63    BT FINANCIAL CORP                              1,086
        21    CAPITAL CITY BANK GROUP, INC                     409
       344    CAPITOL FEDERAL FINANCIAL                      3,805
        34    CATHAY BANCORP, INC                            1,576
       152    CCB FINANCIAL CORP                             5,624
        74  * CENTENNIAL BANCORP                               642
       151    CENTURA BANKS, INC                             5,124
        39    CENTURY SOUTH BANKS, INC                         755
        74    CFS BANCORP, INC                                 677
       853    CHARTER ONE FINANCIAL, INC                    19,619
     5,301    CHASE MANHATTAN CORP                         244,177
        53    CHEMICAL FINANCIAL CORP                        1,378
       106    CHITTENDEN CORP                                2,590
    14,517    CITIGROUP, INC                               874,649
       153    CITIZENS BANKING CORP (MICHIGAN)               2,483
        63    CITY HOLDINGS CO                                 370
       246    CITY NATIONAL CORP                             8,548
       366    COLONIAL BANCGROUP, INC                        3,294
       689    COMERICA, INC                                 30,918
       110    COMMERCE BANCORP, INC                          5,060
       236    COMMERCE BANCSHARES, INC                       7,021
       228    COMMERCIAL FEDERAL CORP                        3,548
        45    COMMONWEALTH BANCORP, INC                        534
       177    COMMUNITY FIRST BANKSHARES, INC                2,887
        46    COMMUNITY TRUST BANCORP, INC                     813
       528    COMPASS BANCSHARES, INC                        9,009
        35    CORUS BANKSHARES, INC                            925
        32    CPB, INC                                         800
       201    CULLEN FROST BANKERS, INC                      5,288
        54    CVB FINANCIAL CORP                               853
       417    DIME BANCORP, INC                              6,567
        48    DIME COMMUNITY BANCORP, INC                      780
        77    DOWNEY FINANCIAL CORP                          2,233
        35    F & M BANCORP, INC (MARYLAND)                    691
        87    F & M NATIONAL CORP                            1,827
        79    F.N.B. CORP                                    1,629
        24    FARMERS CAPITAL BANK CORP                        729
        40    FCNB CORP                                        722
     1,021    FIFTH THIRD BANCORP                           64,578
        88    FIRST BANCORP (PUERTO RICO)                    1,633
        41    FIRST BUSEY CORP                                 673
        59    FIRST CHARTER CORP                               929
        20    FIRST CITIZENS BANCSHARES, INC
               (CLASS A)                                     1,190
       233    FIRST COMMONWEALTH FINANCIAL CORP              2,111
        58    FIRST FEDERAL CAPITAL CORP                       641
       134    FIRST FINANCIAL BANCORP                        2,638
        38    FIRST FINANCIAL BANKSHARES, INC                1,045
        23    FIRST FINANCIAL CORP (INDIANA)                   701
        50    FIRST FINANCIAL HOLDINGS, INC                    687
        35    FIRST INDIANA CORP                               695
        41    FIRST MERCHANTS CORP                             868
       134    FIRST MIDWEST BANCORP, INC                     3,115
        47    FIRST NIAGARA FINANCIAL GROUP, INC               440

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 97

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

BANKS, SAVINGS AND LOANS-- (CONTINUED)
        36  * FIRST REPUBLIC BANK                          $   717
       837    FIRST SECURITY CORP                           11,351
       150    FIRST SENTINEL BANCORP, INC                    1,232
        42    FIRST SOURCE CORP                                658
       589    FIRST TENNESSEE NATIONAL CORP                  9,755
     4,119    FIRST UNION CORP                             102,202
        95    FIRST UNITED BANCSHARES, INC                   1,442
       187    FIRST VIRGINIA BANKS, INC                      6,509
        43    FIRST WASHINGTON BANCORP, INC                    599
     4,091    FIRSTAR CORP                                  86,166
        69  * FIRSTFED FINANCIAL CORP                          974
       304    FIRSTMERIT CORP                                6,498
        27    FLAGSTAR BANCORP, INC                            219
     4,047    FLEETBOSTON FINANCIAL CORP                   137,598
        55    FRONTIER FINANCIAL CORP                        1,010
       271    FULTON FINANCIAL CORP                          4,793
        40    GBC BANCORP                                    1,170
        36    GLACIER BANCORP, INC                             474
       255  * GOLDEN STATE BANCORP, INC                      4,590
       621    GOLDEN WEST FINANCIAL CORP                    25,344
        25    GREAT SOUTHERN BANCORP                           434
        51    GREATER BAY BANCORP                            2,384
       328    GREENPOINT FINANCIAL CORP                      6,150
        32  * HAMILTON BANCORP, INC                            560
        35    HANCOCK HOLDINGS CO                            1,190
        48    HARBOR FLORIDA BANCSHARES, INC                   501
        30    HARLEYSVILLE NATIONAL CORP                       982
        33    HARRIS FINANCIAL, INC                            204
       604    HIBERNIA CORP (CLASS A)                        6,568
        62    HUDSON RIVER BANCORP, INC                        736
       190    HUDSON UNITED BANCORP                          4,263
       867    HUNTINGTON BANCSHARES, INC                    13,709
       140  * IMPERIAL BANCORP                               2,187
       300    INDEPENDENCE COMMUNITY BANK
               CORP                                          3,975
        44    INDEPENDENT BANK CORP                            497
        67    INTEGRA BANK CORP                              1,139
        58    INTERNATIONAL BANCSHARES CORP                  1,892
        60    INTERWEST BANCORP, INC                           840
        41    IRWIN FINANCIAL CORP                             591
     1,800    KEYCORP                                       31,725
       183    KEYSTONE FINANCIAL, INC                        3,888
        77  * LOCAL FINANCIAL CORP                             642
        29    M & T BANK CORP                               13,050
        91    MAF BANCORP, INC                               1,655
       557    MARSHALL & ILSLEY CORP                        23,115
     2,927    MBNA CORP                                     79,394
     2,015    MELLON FINANCIAL CORP                         73,421
       260    MERCANTILE BANKSHARES CORP                     7,751
        72    MERCHANTS NEW YORK BANCORP, INC                1,237
        32    MID-AMERICA BANCORP                              800
        31    MIDWEST BANC HOLDINGS, INC                       430
        24    MISSISSIPPI VALLEY BANCSHARES                    582
       761    MORGAN (J.P.) & CO, INC                       83,805
        56    NATIONAL BANCORP OF ALASKA, INC                2,009
     2,500    NATIONAL CITY CORP                            42,656
       322    NATIONAL COMMERCE BANCORP                      5,172
        67    NATIONAL PENN BANCSHARES, INC                  1,381
        68    NBT BANCORP, INC                                 726
       751    NORTH FORK BANCORP, INC                       11,358
       883    NORTHERN TRUST CORP                           57,450
        55    NORTHWEST BANCORP, INC                           378
        50    OCEANFIRST FINANCIAL CORP                        921
       143  * OCWEN FINANCIAL CORP                             795
       563    OLD KENT FINANCIAL CORP                       15,060
       182    OLD NATIONAL BANCORP                           5,334
        33    OMEGA FINANCIAL CORP                             833
       126    ONE VALLEY BANCORP, INC                        3,937
        43    ORIENTAL FINANCIAL GROUP                         620
        92    PACIFIC CAPITAL BANCORP                        2,305
       302    PACIFIC CENTURY FINANCIAL CORP                 4,416
        32    PARK NATIONAL CORP                             2,904
        98    PEOPLES BANK OF BRIDGEPORT CO                  1,800
        23    PEOPLES HOLDINGS CO                              460
        49    PFF BANCORP, INC                                 894
     1,208    PNC FINANCIAL SERVICES GROUP, INC             56,625
       611    POPULAR, INC                                  11,647
        64    PREMIER NATIONAL BANCORP, INC                    832
       100    PROVIDENT BANKSHARES CORP                      1,350
        80    PROVIDENT FINANCIAL GROUP                      1,905
       635    PROVIDIAN FINANCIAL CORP                      57,150
        63    QUEENS COUNTY BANCORP, INC                     1,161
        38    R&G FINANCIAL CORP (CLASS B)                     301
       923    REGIONS FINANCIAL CORP                        18,344
       171    REPUBLIC BANCORP, INC                          1,528
        22    REPUBLIC BANCORP, INC (KENTUCKY)                 221
        21  * REPUBLIC BANCSHARES, INC                         252
       187    REPUBLIC SECURITY FINANCIAL CORP                 935
       116    RICHMOND COUNTY FINANCIAL CORP                 2,218
        72    RIGGS NATIONAL CORP                              909
       300    ROSLYN BANCORP, INC                            4,982
       101    S & T BANCORP, INC                             1,843
       241  * S1 CORP                                        5,618
        36    SANDY SPRING BANCORP, INC                        735

98  2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

BANKS, SAVINGS AND LOANS-- (CONTINUED)
        31    SANTANDER BANCORP                           $    395
       100    SEACOAST FINANCIAL SERVICES CORP                 950
        40    SECOND BANCORP, INC                              607
        38    SHORELINE FINANCIAL CORP                         451
       148  * SILICON VALLEY BANCSHARES                      6,308
        28    SIMMONS FIRST NATIONAL CORP
               (CLASS A)                                       626
       300    SKY FINANCIAL GROUP, INC                       4,781
       162    SOUTH FINANCIAL GROUP, INC                     2,349
       700    SOUTHTRUST CORP                               15,837
       105  * SOUTHWEST BANCORP OF TEXAS, INC                2,178
       882    SOVEREIGN BANCORP, INC                         6,201
        32    ST. FRANCIS CAPITAL CORP                         484
       702    STATE STREET CORP                             74,455
       149    STATEN ISLAND BANCORP, INC                     2,626
        98    STERLING BANCSHARES, INC                       1,059
        30    STERLING FINANCIAL CORP                          594
       754    SUMMIT BANCORP                                18,567
     1,305    SUNTRUST BANKS, INC                           59,622
       139    SUSQUEHANNA BANCSHARES, INC                    1,980
     1,005    SYNOVUS FINANCIAL CORP                        17,713
       312    TCF FINANCIAL CORP                             8,014
        54    TEXAS REGIONAL BANCSHARES,
               INC (CLASS A)                                 1,370
        25    THREE RIVERS BANCORP, INC                        164
        61    TRUST CO OF NEW JERSEY                         1,113
       202    TRUSTCO BANK CORP (NEW YORK)                   2,525
       240    TRUSTMARK CORP                                 4,185
     3,240    U.S. BANCORP                                  62,370
        37    U.S.B. HOLDINGS CO, INC                          522
        65    UMB FINANCIAL CORP                             2,132
       631    UNION PLANTERS CORP                           17,628
       121    UNIONBANCAL CORP                               2,246
       161    UNITED BANKSHARES, INC                         2,928
       133    UNITED COMMUNITY FINANCIAL CORP
               (OHIO)                                          885
        60    UNITED NATIONAL BANCORP                        1,102
        50    USBANCORP, INC                                   178
       239    VALLEY NATIONAL BANCORP                        5,810
       159    W HOLDING CO, INC                              1,311
       963    WACHOVIA CORP                                 52,242
       206    WASHINGTON FEDERAL, INC                        3,759
     2,274    WASHINGTON MUTUAL, INC                        65,661
       143    WEBSTER FINANCIAL CORP                         3,172
     7,128    WELLS FARGO CO                               276,210
        75    WESBANCO, INC                                  1,818
        58    WEST COAST BANCORP (OREGON)                      580
       142    WESTAMERICA BANCORP                            3,709
        40    WESTCORP                                         477
        85    WHITNEY HOLDINGS CORP                          2,905
       123    WILMINGTON TRUST CORP                          5,258
       322    ZIONS BANCORP                                 14,776
                                                       -----------
                                                         3,894,802
                                                       -----------

CREDIT AND OTHER FINANCE -- 2.43%
       203  * ACNEILSEN CORP                                 4,466
        75    ADVANTA CORP (CLASS A)                           914
        44    ALEXANDRIA REAL ESTATE EQUITIES, INC           1,509
       335    ALLIED CAPITAL CORP                            5,695
       279    AMB PROPERTY CORP                              6,364
        32  * AMERCO                                           640
     5,858    AMERICAN EXPRESS CO                          305,348
        67    AMERICAN INDUSTRIAL PROPERTIES REIT              908
       282  * AMERICREDIT CORP                               4,794
        55    AMLI RESIDENTIAL PROPERTIES TRUST              1,295
       184  * AMRESCO, INC                                     103
       451    APARTMENT INVESTMENT &
               MANAGEMENT CO                                19,505
       321    ARCHSTONE COMMUNITIES TRUST                    6,761
        62    ASSOCIATED ESTATES REALTY CORP                   434
       149  * ASSOCIATES FIRST CAPITAL RESIDUAL
               VALUE                                             4
     3,142    ASSOCIATES FIRST CAPITAL CORP                 70,105
       448    AVALONBAY COMMUNITIES, INC                    18,704
        77    BEDFORD PROPERTY INVESTORS, INC                1,429
       196    BOSTON PROPERTIES, INC                         7,570
        64    BOYKIN LODGING CO                                864
        91    BRADLEY REAL ESTATE, INC                       1,939
       133    BRANDYWINE REALTY TRUST                        2,543
       168    BRE PROPERTIES, INC (CLASS A)                  4,851
       121    BURNHAM PACIFIC PROPERTIES, INC                  831
       151    CAMDEN PROPERTY TRUST                          4,435
        81    CAPITAL AUTOMOTIVE REIT                        1,144
       842    CAPITAL ONE FINANCIAL CORP                    37,574
        31    CAPSTEAD MORTGAGE CORP                           259
       252    CARRAMERICA REALTY CORP                        6,678
        85    CBL & ASSOCIATES PROPERTIES, INC               2,119
        90    CENTER TRUST, INC                                455
        78    CENTERPOINT PROPERTIES CORP                    3,178
        74    CHARLES E. SMITH RESIDENTIAL REALTY,
               INC                                           2,812
        77    CHARTER MUNICIPAL MORTGAGE
               ACCEPTANCE                                      948
        80    CHATEAU PROPERTIES, INC                        2,260
        59    CHELSEA GCA REALTY, INC                        2,039
       130  * CHOICEPOINT, INC                               5,785

SEE NOTES TO FINANCIAL STATEMENTS                     2000 SEMI-ANNUAL REPORT 99

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

CREDIT AND OTHER FINANCE -- (CONTINUED)
       204    CIT GROUP, INC (CLASS A)                    $  3,315
        98    COLONIAL PROPERTIES TRUST                      2,682
       114    COMMERCIAL NET LEASE REALTY, INC               1,197
        29  * COMPUCREDIT CORP                                 870
       870  * CONCORD EFS, INC                              22,620
       147    CORNERSTONE REALTY INCOME TRUST, INC           1,470
       525    COUNTRYWIDE CREDIT INDUSTRIES, INC            15,914
        91    COUSINS PROPERTIES, INC                        3,503
        83  * CREDIT ACCEPTANCE CORP                           461
        17 b* CREDITRUST CORP                                   22
       403    CRESCENT REAL ESTATE EQUITIES CO               8,261
        87    CROWN AMERICAN REALTY TRUST                      467
       225    DEVELOPERS DIVERSIFIED REALTY CORP             3,360
       120    DORAL FINANCIAL CORP                           1,372
       471    DUKE-WEEKS REALTY CORP                        10,538
        37  * DVI, INC                                         592
        84    EAST WEST BANCORP, INC                         1,207
        60    EASTGROUP PROPERTIES, INC                      1,263
        56    ENTERTAINMENT PROPERTIES TRUST                   773
       633    EQUIFAX, INC                                  16,616
       140    EQUITY INNS, INC                                 857
     1,384    EQUITY OFFICE PROPERTIES TRUST                38,146
       476    EQUITY RESIDENTIAL PROPERTIES
               TRUST CO                                     21,896
        68    ESSEX PROPERTY TRUST, INC                      2,856
        29  * FEDERAL AGRICULTURE MORTGAGE CORP                422
     4,451    FEDERAL NATIONAL MORTGAGE
               ASSOCIATION                                 232,286
       152    FEDERAL REALTY INVESTMENT TRUST                3,040
       218    FELCOR LODGING TRUST, INC                      4,033
        41  * FINANCIAL FEDERAL CORP                           712
       223  * FINET.COM, INC                                   153
       231    FINOVA GROUP, INC                              3,003
       143    FIRST INDUSTRIAL REALTY TRUST, INC             4,218
        31    FIRST WASHINGTON REALTY TRUST, INC               683
       211    FRANCHISE FINANCE CORP OF AMERICA              4,853
     2,912    FREDDIE MAC                                  117,936
        96    GABLES RESIDENTIAL TRUST                       2,478
       195    GENERAL GROWTH PROPERTIES, INC                 6,191
        29    GETTY REALTY HOLDINGS CORP                       315
       117    GLENBOROUGH REALTY TRUST, INC                  2,040
        89    GLIMCHER REALTY TRUST                          1,279
        29    GOLF TRUST OF AMERICA, INC                       460
        62    GREAT LAKES REIT, INC                          1,054
       188    HEALTH CARE PROPERTY INVESTORS, INC            5,123
       107    HEALTH CARE REIT, INC                          1,738
       151    HEALTHCARE REALTY TRUST, INC                   2,576
       158    HELLER FINANCIAL, INC                          3,239
       234    HIGHWOODS PROPERTIES, INC                      5,616
        73    HOME PROPERTIES OF NEW YORK, INC               2,190
       190    HOSPITALITY PROPERTIES TRUST                   4,286
     2,170    HOUSEHOLD INTERNATIONAL, INC                  90,190
       494    HRPT PROPERTIES TRUST                          3,025
        97  * IMPERIAL CREDIT INDUSTRIES, INC                  412
       269    INDYMAC MORTGAGE HOLDINGS, INC                 3,648
       131    INNKEEPERS U.S.A. TRUST                        1,195
       125    IRT PROPERTY CO                                1,062
       324    ISTAR FINANCIAL, INC                           6,783
       127    JDN REALTY CORP                                1,293
        48    JP REALTY, INC                                   855
       105    KILROY REALTY CORP                             2,723
       179    KIMCO REALTY CORP                              7,339
       101    KOGER EQUITY, INC                              1,704
       116    KONOVER PROPERTY TRUST, INC                      551
        45    LASALLE HOTEL PROPERTIES                         646
       350    LEUCADIA NATIONAL CORP                         7,984
        65    LEXINGTON CORPORATE PROPERTIES TRUST             727
       252    LIBERTY PROPERTY TRUST CO                      6,536
       103    LTC PROPERTIES, INC                              611
       114    MACERICH CO                                    2,515
       220    MACK-CALI REALTY CORP                          5,651
        76    MANUFACTURED HOME COMMUNITIES, INC             1,819
        42    MEDALLION FINANCIAL CORP                         648
       469    MEDITRUST CORP PAIRED                          1,758
       180    MERISTAR HOSPITALITY CORP                      3,780
       367    METRIS COS, INC                                9,220
        52    MGI PROPERTIES, INC                              120
        69    MID-AMERICA APARTMENT
               COMMUNITIES, INC                              1,656
        42    MID-STATE BANCSHARES                           1,144
        57    MILLS CORP                                     1,072
        47    NATIONAL GOLF PROPERTIES, INC                    992
        92    NATIONAL HEALTH INVESTORS, INC                 1,012
        28  * NATIONAL PROCESSING, INC                         350
       174    NATIONWIDE HEALTH PROPERTIES, INC              2,425
        89  * NETBANK, INC                                   1,106
        37  * NEW CENTURY FINANCIAL CORP                       322
       333    NEW PLAN EXCEL REALTY TRUST                    4,329
        20  * NEXTCARD, INC                                    170
        75  * OMEGA HEALTHCARE INVESTORS, INC                  337
        67    PACIFIC GULF PROPERTIES, INC                   1,679
        33    PAN PACIFIC RETAIL PROPERTIES, INC               664
        38    PARKWAY PROPERTIES, INC                        1,159

100 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

CREDIT AND OTHER FINANCE -- (CONTINUED)
        45    PENNSYLVANIA REAL ESTATE
               INVESTMENT TRUST                           $    770
       246    POST PROPERTIES, INC                          10,824
       142    PRENTISS PROPERTIES TRUST                      3,408
        34    PRIME GROUP REALTY TRUST                         516
       163    PRIME RETAIL, INC                                203
       446    PRISON REALTY TRUST, INC                       1,365
       440    PROLOGIS TRUST                                 9,377
        89    PS BUSINESS PARKS, INC                         2,136
       322    PUBLIC STORAGE, INC                            7,546
       101    REALTY INCOME CORP                             2,379
       152    RECKSON ASSOCIATES REALTY CORP                 3,610
        28    REDWOOD TRUST, INC                               392
       133    REGENCY REALTY CORP                            3,158
        88    RESOURCE AMERICA, INC (CLASS A)                  574
        75    RESOURCE BANCSHARES MORTGAGE
               GROUP, INC                                      314
        94    RFS HOTEL INVESTORS, INC                       1,104
       271    ROUSE CO                                       6,707
        40    SAUL CENTERS, INC                                645
        98    SENIOR HOUSING PROPERTIES TRUST                  716
       109    SHURGARD STORAGE CENTERS, INC                  2,452
        62  * SIERRACITIES.COM, INC                            232
       477    SIMON PROPERTY GROUP, INC                     10,583
        81    SL GREEN REALTY CORP                           2,166
       699    SLM HOLDINGS CORP                             26,168
        47    SOVRAN SELF STORAGE, INC                       1,007
       231    SPIEKER PROPERTIES, INC                       10,626
       106    STORAGE U.S.A., INC                            3,127
        86    SUMMIT PROPERTIES, INC                         1,806
        66    SUN COMMUNITIES, INC                           2,206
        20    TANGER FACTORY OUTLET CENTERS, INC               470
       130    TAUBMAN CENTERS, INC                           1,430
        48  * TELESCAN, INC                                    351
        81    THORNBURG MORTAGE, INC                           582
        59    TOWN & COUNTRY TRUST                           1,014
        58    U.S. RESTAURANT PROPERTIES, INC                  518
       201  * UNICAPITAL CORP                                  100
       388    UNITED DOMINION REALTY TRUST, INC              4,268
        38    URBAN SHOPPING CENTERS, INC                    1,280
       205  * VENTAS, INC                                      653
       324    VORNADO REALTY TRUST                          11,259
       134    WASHINGTON REAL ESTATE
               INVESTMENT TRUST                              2,395
       101    WEINGARTEN REALTY INVESTORS, INC               4,077
        39    WELLSFORD REAL PROPERTIES, INC                   589
        65    WESTERN PROPERTIES TRUST                         771
       109    WESTFIELD AMERICA, INC                         1,464
        16    WFS FINANCIAL, INC                               276
                                                       -----------
                                                         1,436,270
                                                       -----------

INSURANCE -- 3.06%
       328    21ST CENTURY INSURANCE GROUP                   5,166
        44  * ACCEPTANCE INSURANCE COS, INC                    220
       664    AETNA, INC                                    42,620
     1,101    AFLAC, INC                                    50,577
       149    ALFA CORP                                      2,607
        18  * ALLEGHANY CORP (DELAWARE)                      3,024
       204    ALLMERICA FINANCIAL CORP                      10,684
     3,333    ALLSTATE CORP                                 74,159
       363    AMBAC FINANCIAL GROUP, INC                    19,896
       143    AMERICAN FINANCIAL GROUP, INC                  3,548
     1,038    AMERICAN GENERAL CORP                         63,318
     5,585    AMERICAN INTERNATIONAL GROUP,
               INC                                         656,237
        39    AMERICAN NATIONAL INSURANCE CO                 1,989
        57    AMERUS LIFE HOLDINGS, INC (CLASS A)            1,175
     1,149    AON CORP                                      35,690
        33  * ARCH CAPITAL GROUP LTD                           492
        63    ARGONAUT GROUP, INC                            1,078
       700    AXA FINANCIAL, INC                            23,800
        50    BALDWIN & LYONS, INC (CLASS B)                   853
        64    BERKLEY (W.R.) CORP                            1,200
        50    BLANCH (E.W.) HOLDINGS, INC                    1,015
        40    BROWN & BROWN, INC                             2,080
       763    CHUBB CORP                                    46,924
       800    CIGNA CORP                                    74,800
       579    CINCINNATI FINANCIAL CORP                     18,202
        65  * CNA FINANCIAL CORP                             2,210
        62    CNA SURETY CORP                                  740
        96    COMMERCE GROUP, INC                            2,832
     1,231    CONSECO, INC                                  12,002
       137    CRAWFORD & CO (CLASS B)                        1,507
        57  * DELPHI FINANCIAL GROUP, INC                    1,934
       102    ENHANCE FINANCIAL SERVICES
               GROUP, INC                                    1,466
       246    ERIE INDEMNITY CO (CLASS A)                    7,749
        21  * FARM FAMILY HOLDINGS, INC                        649
       232    FIDELITY NATIONAL FINANCIAL, INC               4,248
        73    FINANCIAL SECURITY ASSURANCE
               HOLDINGS LTD                                  5,538
       210    FIRST AMERICAN CORP                            3,005
       185  * FIRST HEALTH GROUP CORP                        6,070
       374  * FOUNDATION HEALTH SYSTEMS (CLASS A)            4,862
        37  * FPIC INSURANCE GROUP, INC                        580
       219    FREMONT GENERAL CORP                             862

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 101

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

INSURANCE -- (CONTINUED)
       114    FRONTIER INSURANCE GROUP, INC               $     85
       138    GALLAGHER (ARTHUR J.) & CO                     5,796
        30    GREAT AMERICAN FINANCIAL RESOURCES,
               INC                                             530
        50    HARLEYSVILLE GROUP, INC                          837
       934    HARTFORD FINANCIAL SERVICES
               GROUP, INC                                   52,245
       151    HCC INSURANCE HOLDINGS, INC                    2,850
        37  * HEALTHAXIS, INC                                  141
       149    HILB, ROGAL & HAMILTON CO                      5,168
       154    HORACE MANN EDUCATORS CORP                     2,310
       110    HSB GROUP, INC                                 3,423
       596  * HUMANA, INC                                    2,905
       394    JEFFERSON-PILOT CORP                          22,236
        26    KANSAS CITY LIFE INSURANCE CO                    698
        53    LANDAMERICA FINANCIAL GROUP, INC               1,215
        61    LIBERTY CORP                                   2,562
        50    LIBERTY FINANCIAL COS, INC                     1,096
       836    LINCOLN NATIONAL CORP                         30,200
       276    LOEWS CORP                                    16,560
        16  * MARKEL CORP                                    2,266
     1,105    MARSH & MCLENNAN COS, INC                    115,403
       375    MBIA, INC                                     18,070
        89  * MEDICAL ASSURANCE, INC                         1,001
       101    MERCURY GENERAL CORP                           2,386
       498    MGIC INVESTMENT CORP                          22,659
       171  * MID ATLANTIC MEDICAL SERVICES, INC             2,308
        17    MIDLAND CO                                       416
       178    MONY GROUP, INC                                6,018
         8  * NATIONAL WESTERN LIFE INSURANCE
               CO                                              576
        90    NATIONWIDE FINANCIAL SERVICES, INC
               (CLASS A)                                     2,958
       226    OHIO CASUALTY CORP                             2,401
       475    OLD REPUBLIC INTERNATIONAL CORP                7,837
       307  * OXFORD HEALTH PLANS, INC                       7,310
       141  * PACIFICARE HEALTH SYSTEMS, INC
               (CLASS A)                                     8,486
        22  * PENN TREATY AMERICAN CORP                        374
        32  * PHILADELPHIA CONSOLIDATED HOLDINGS
               CORP                                            538
        38  * PICO HOLDINGS, INC                               534
        66    PMA CAPITAL CORP (CLASS A)                     1,254
       114    PMI GROUP, INC                                 5,415
        88    PRESIDENTIAL LIFE CORP                         1,221
        34  * PROFESSIONALS GROUP, INC                         830
       200    PROGRESSIVE CORP                              14,800
       194    PROTECTIVE LIFE CORP                           5,165
       137    RADIAN GROUP, INC                              7,089
        72    REINSURANCE GROUP OF AMERICA,
               INC                                           2,169
       240    RELIANCE GROUP HOLDINGS, INC                     180
       416    RELIASTAR FINANCIAL CORP                      21,814
        30    RLI CORP                                       1,042
       490    SAFECO CORP                                    9,738
        45    SCPIE HOLDINGS, INC                              922
       103    SELECTIVE INSURANCE GROUP, INC                 1,957
       101  * SIERRA HEALTH SERVICES, INC                      321
     1,049    ST. PAUL COS, INC                             35,797
        54    STANCORP FINANCIAL GROUP, INC                  1,734
        52    STATE AUTO FINANCIAL CORP                        617
        44    STEWART INFORMATION SERVICES
               CORP                                            643
       495    TORCHMARK CORP                                12,220
        67    TRANSATLANTIC HOLDINGS, INC                    5,611
        38    TRENWICK GROUP, INC                              553
        50  * TRIAD GUARANTY, INC                            1,146
       248  * TRIGON HEALTHCARE, INC                        12,787
       143  * UICI                                             938
        26    UNITED FIRE & CASULTY CO                         403
       670    UNITEDHEALTH GROUP, INC                       57,452
       183    UNITRIN, INC                                   5,375
       887    UNUMPROVIDENT CORP                            17,795
       340  * WELLPOINT HEALTH NETWORKS, INC                24,628
        36    ZENITH NATIONAL INSURANCE CORP                   765
                                                       -----------
                                                         1,802,387
                                                       -----------

SECURITIES AND COMMODITIES -- 1.80%
        28    ADVEST GROUP, INC                                586
        87  * AFFILIATED MANAGERS GROUP, INC                 3,958
       241  * AMERITRADE HOLDINGS CORP (CLASS A)             2,801
       527    BEAR STEARNS COS, INC                         21,936
        47    DAIN RAUSCHER CORP                             3,102
        60    DLJ DIRECT                                       427
       128    DONALDSON, LUFKIN & JENRETTE, INC              5,432
       889  * E TRADE GROUP, INC                            14,668
       113    EATON VANCE CORP                               5,226
       347    EDWARDS (A.G.), INC                           13,533
       214    FEDERATED INVESTORS, INC                       7,503
       725    FRANKLIN RESOURCES, INC                       22,021
        87  * FRIEDMAN, BILLINGS, RAMSEY GROUP,
               INC                                             706
        45  * INVESTMENT TECHNOLOGY GROUP, INC               1,777
       110    INVESTORS FINANCIAL SERVICES CORP              4,365
        80    JEFFERIES GROUP, INC (NEW)                     1,615
        27    JOHN NUVEEN CO (CLASS A)                       1,132

102 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

SECURITIES AND COMMODITIES-- (CONTINUED)
       362  * KNIGHT TRADING GROUP                        $ 10,792
       215    LEGG MASON, INC                               10,750
       552    LEHMAN BROTHERS HOLDINGS, INC                 52,198
     1,676    MERRILL LYNCH & CO, INC                      192,740
       108    MORGAN KEEGAN, INC                             1,593
     4,900    MORGAN STANLEY DEAN WITTER & CO              407,925
        40  * NATIONAL DISCOUNT BROKERS
               GROUP, INC                                    1,275
       637    PAINE WEBBER GROUP, INC                       28,983
       165    PHOENIX INVESTMENT PARTNERS LTD                1,732
       100  * PIONEER GROUP, INC                             4,237
       387    PRICE (T. ROWE) ASSOCIATES, INC               16,447
       152    RAYMOND JAMES FINANCIAL CORP                   3,420
     4,936    SCHWAB (CHARLES) CORP                        165,973
        44    SOUTHWEST SECURITIES GROUP, INC                1,639
       333    THE GOLDMAN SACHS GROUP, INC                  31,593
        58    TUCKER ANTHONY SUTRO CORP                      1,044
       198    UNITED ASSET MANAGEMENT CORP                   4,628
         7    VALUE LINE, INC                                  269
       327    WADDELL & REED FINANCIAL, INC
               (CLASS A)                                    10,729
                                                       -----------
                                                         1,058,755
                                                       -----------
              TOTAL FINANCE                              8,192,214
                                                       -----------

FOODS AND RELATED -- 4.58%

BEVERAGES, OTHER FOOD PRODUCTS -- 4.09%
        88  * 7-ELEVEN, INC                                  1,210
       123  * ADVANTICA RESTAURANT GROUP, INC                  119
        39  * AGRIBRANDS INTERNATIONAL, INC                  1,635
     1,795    ALBERTSONS, INC                               59,683
        69  * AMERICAN ITALIAN PASTA CO (CLASS A)            1,427
     2,052    ANHEUSER-BUSCH COS, INC                      153,258
        92    APPLEBEES INTERNATIONAL, INC                   2,788
     2,491    ARCHER DANIELS MIDLAND CO                     24,442
        66  * AURORA FOODS, INC                                264
        65    AVADO BRANDS, INC                                 97
        69  * BERINGER WINE ESTATES
               HOLDINGS, INC (CLASS B)                       2,436
     1,250    BESTFOODS, INC                                86,562
       145    BOB EVANS FARMS, INC                           2,165
       346  * BRINKER INTERNATIONAL, INC                    10,120
       188    BROWN FORMAN, INC (CLASS B)                   10,105
       158  * BUFFETS, INC                                   2,004
        23  * BUSH BOAKE ALLEN, INC                          1,006
       132  * CADIZ, INC                                     1,056
     1,344    CAMPBELL SOUP CO                              39,144
        61  * CANANDAIGUA BRANDS, INC (CLASS A)              3,076
       221    CBRL GROUP, INC                                3,245
       102  * CEC ENTERTAINMENT, INC                         2,613
        76  * CENTRAL GARDEN & PET CO                          681
       157    CHIQUITA BRANDS INTERNATIONAL,
               INC                                             618
       195    CKE RESTAURANTS, INC                             585
     9,891    COCA COLA CO                                 568,114
     1,001    COCA COLA ENTERPRISES, INC                    16,328
     2,343    CONAGRA, INC                                  44,663
        90  * CONSOLIDATED PRODUCTS, INC                       810
       134    COORS (ADOLPH) CO (CLASS B)                    8,107
       140    CORN PRODUCTS INTERNATIONAL, INC               3,710
       495    DARDEN RESTAURANTS, INC                        8,043
        44  * DAVE & BUSTERS, INC                              275
       147    DEAN FOODS CO                                  4,658
       196  * DEL MONTE FOODS CO                             1,335
       454    DELHAIZE AMERICA, INC (CLASS B)                6,980
       145    DELTA & PINE LAND CO                           3,634
       168    DIMON, INC                                       357
       176    DOLE FOOD, INC                                 2,464
        52    DREYERS GRAND ICE CREAM, INC                   1,092
       160    EARTHGRAINS CO                                 3,110
       377    FLOWERS INDUSTRIES, INC                        7,516
       718    FORTUNE BRANDS, INC                           16,558
     1,248    GENERAL MILLS, INC                            47,736
       113  * GRAND UNION CO                                    60
        65    GREAT ATLANTIC & PACIFIC TEA CO, INC           1,080
       168  * HAIN CELESTIAL GROUP, INC                      6,163
       118    HANNAFORD BROTHERS, INC                        8,481
     1,648    HEINZ (H.J.) CO                               72,100
       560    HERSHEY FOODS CORP                            27,160
        83  * HINES HORTICULTURE, INC                          565
       303    HORMEL FOODS CORP                              5,094
       750    HOST MARRIOTT CORP (NEW)                       7,031
       376    IBP, INC                                       5,804
        76  * IHOP CORP (NEW)                                1,273
       119    IMPERIAL SUGAR CO                                156
        36    INGLES MARKETS, INC (CLASS A)                    375
        92  * INTERNATIONAL HOME FOODS, INC                  1,926
        64    INTERNATIONAL MULTIFOODS CORP                  1,108
       152    INTERSTATE BAKERIES CORP                       2,128
        23  * J & J SNACK FOODS CORP                           411
       155  * JACK IN THE BOX, INC                           3,816
        76    KEEBLER FOODS CO                               2,821
       926    KELLOGG CO                                    27,548
     3,523  * KROGER CO                                     77,726
       129    LANCASTER COLONY CORP                          2,475
        91    LANCE, INC                                       819
        97    LANDRY'S SEAFOOD RESTAURANTS, INC                824

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 103

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

BEVERAGES, OTHER FOOD PRODUCTS-- (CONTINUED)
       125    LONE STAR STEAKHOUSE & SALOON,
               INC                                        $  1,265
        84    LUBYS, INC                                       672
       261    MCCORMICK & CO, INC (NON-VOTE)                 8,482
     5,698    MCDONALD'S CORP                              187,677
        54    MICHAEL FOODS, INC                             1,323
        50    MORRISON MANAGEMENT
               SPECIALISTS, INC                              1,409
     1,428    NABISCO GROUP HOLDINGS                        37,038
       192    NABISCO HOLDINGS CORP (CLASS A)               10,080
        37  * NPC INTERNATIONAL, INC                           331
        53  * O'CHARLEY'S, INC                                 722
       257  * OUTBACK STEAKHOUSE, INC                        7,517
        23  * P.F. CHANGS CHINA BISTRO, INC                    734
        85  * PAPA JOHNS INTERNATIONAL, INC                  2,082
       376    PEPSI BOTTLING GROUP, INC                     10,974
     6,181    PEPSICO, INC                                 274,668
        47  * PERFORMANCE FOOD GROUP CO                      1,504
        61    PILGRIMS PRIDE CORP (CLASS B)                    434
       550    QUAKER OATS CO                                41,318
       108  * RALCORP HOLDINGS, INC                          1,323
     1,318    RALSTON PURINA CO                             26,277
        27    RIVIANA FOODS, INC                               470
        32  * ROBERT MONDAVI CORP (CLASS A)                    982
       234    RUBY TUESDAY, INC                              2,939
       114    RUDDICK CORP                                   1,346
       136  * RYANS FAMILY STEAK HOUSES, INC                 1,147
     1,999  * SAFEWAY, INC                                  90,204
        22    SANDERSON FARMS, INC                             176
     3,725    SARA LEE CORP                                 71,939
        28  * SMART & FINAL, INC                               215
       171  * SMITHFIELD FOODS, INC                          4,798
        97    SMUCKER, (J.M.) CO (CLASS A)                   1,867
       119    SODEXHO MARRIOTT SERVICES, INC                 1,904
        69  * SONIC CORP                                     2,026
       788  * STARBUCKS CORP                                30,091
       117  * SUIZA FOODS CORP                               5,718
       551    SUPERVALU, INC                                10,503
     1,440    SYSCO CORP                                    60,660
       123  * TERRA INDUSTRIES, INC                            130
        97  * THE CHEESECAKE FACTORY CO                      2,667
       126    TOOTSIE ROLL INDUSTRIES, INC                   4,410
        61  * TRIARC COS, INC                                1,250
       581  * TRICON GLOBAL RESTAURANTS, INC                16,413
       472    TYSON FOODS, INC                               4,130
        33  * UNITED NATURAL FOODS, INC                        453
       117    UNIVERSAL CORP                                 2,471
       177    UNIVERSAL FOODS CORP                           3,274
        81  * VETERINARY CENTERS OF AMERICA, INC             1,113
       331    VIAD CORP                                      9,019
       107  * VLASIC FOODS INTERNATIONAL, INC                  173
        59    WEIS MARKETS, INC                              1,932
       394    WENDY'S INTERNATIONAL, INC                     7,018
       532    WHITMAN CORP                                   6,583
        99  * WHOLE FOODS MARKET, INC                        4,089
        63  * WILD OATS MARKETS, INC                           791
       337    WINN DIXIE STORES, INC                         4,823
       292    WRIGLEY (WM) JR CO                            23,414
        51  * ZAPATA CORP                                      159
                                                       -----------
                                                         2,409,900
                                                       -----------

TOBACCO -- 0.49%
    10,009    PHILIP MORRIS COS, INC                       265,864
       413    RJR REYNOLDS TOBACCO HOLDINGS,
               INC                                          11,538
       644    UST, INC                                       9,458
        46    VECTOR GROUP LTD                                 678
                                                       -----------
                                                           287,538
                                                       -----------
              TOTAL FOODS AND RELATED                    2,697,438
                                                       -----------

HEALTH -- 12.56%

DRUGS AND PHARMACEUTICALS-- 10.26%
     6,831    ABBOTT LABORATORIES CO                       304,406
       168  * ABGENIX, INC                                  20,136
        23  * ALBANY MOLECULAR RESEARCH, INC                 1,252
        45  * ALGOS PHARMACEUTICAL CORP                        686
       182  * ALKERMES, INC                                  8,576
       610    ALLERGAN, INC                                 45,445
        73    ALPHARMA, INC (CLASS A)                        4,544
       429  * ALZA CORP                                     25,364
     5,616    AMERICAN HOME PRODUCTS CORP                  329,940
       183  * AMERISOURCE HEALTH CORP (CLASS A)              5,673
     4,446  * AMGEN, INC                                   312,331
       130  * ANDRX CORP                                     8,309
        45  * ANESTA CORP                                    1,119
        51  * AVIRON, INC                                    1,574
       225  * BARR LABORATORIES, INC                        10,082
       505    BERGEN BRUNSWIG CORP (CLASS A)                 2,777
       102    BINDLEY WESTERN INDUSTRIES, INC                2,696
       766  * BIOGEN, INC                                   49,407
        55  * BIOMATRIX, INC                                 1,244
       199  * BIO-TECHNOLOGY GENERAL CORP                    2,624
     8,469    BRISTOL MYERS SQUIBB CO                      493,319
     1,255    CARDINAL HEALTH, INC                          92,870
       751  * CAREMARK RX, INC                               5,116
        76  * CELL PATHWAYS, INC                             1,786

104 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

DRUGS AND PHARMACEUTICALS -- (CONTINUED)
       115  * CEPHALON, INC                              $   6,885
        37  * CHATTEM, INC                                     506
        52  * CHIREX, INC                                    1,040
       386  * CHIRON CORP                                   18,335
        87  * COLUMBIA LABORATORIES, INC                       500
        86  * COR THERAPEUTICS, INC                          7,336
        56  * CORIXA CORP                                    2,404
        63  * COULTER PHARMACEUTICALS, INC                   1,291
     1,675    CVS CORP                                      67,000
        42    DIAGNOSTIC PRODUCTS CORP                       1,344
        65  * DUANE READE, INC                               1,673
       167  * DURA PHARMACEUTICALS, INC                      2,400
        82  * DURAMED PHARMACEUTICALS, INC                     445
        56  * ELAN CORP PLC ADR                              2,712
       239  * ENZON, INC                                    10,157
       415  * FOREST LABORATORIES, INC                      41,915
        50  * GELTEX PHARMACEUTICALS, INC                    1,021
       417  * GENZYME CORP (GENERAL DIVISION)               24,785
       265  * GILEAD SCIENCES, INC                          18,848
        87  * GUILFORD PHARMACEUTICALS, INC                  1,310
        92  * HEMISPHERX BIOPHARMA, INC                        517
        50    HERBALIFE INTERNATIONAL, INC
               (CLASS B)                                       393
       275  * HUMAN GENOME SCIENCES, INC                    36,678
       295    ICN PHARMACEUTICALS, INC                       8,204
       245  * ICOS CORP                                     10,780
       259  * IDEC PHARMACEUTICALS CORP                     30,383
       138  * IDEXX LABORATORIES, INC                        3,156
        37  * IGEN INTERNATIONAL, INC                          612
       107  * IMCLONE SYSTEMS, INC                           8,178
     1,052  * IMMUNEX CORP                                  52,008
       151  * INHALE THERAPEUTIC SYSTEMS                    15,321
        24  * INVITROGEN CORP                                1,804
       116  * ISIS PHARMACEUTICALS, INC                      1,682
       625  * IVAX CORP                                     25,937
     6,039    JOHNSON & JOHNSON CO                         615,223
       206    JONES PHARMACEUTICAL, INC                      8,227
       156  * KING PHARMACEUTICALS, INC                      6,844
        45  * KV PHARMACEUTICAL CO (CLASS B)                 1,223
       170  * LIGAND PHARMACEUTICALS CO
               (CLASS A)                                     2,241
     4,145    LILLY (ELI) & CO                             413,981
       117    LONGS DRUG STORES CORP                         2,544
       410    LYONDELL CHEMICAL CO                           6,867
        79  * MACROCHEM CORP (DELAWARE)                        382
       262    MALLINCKRODT, INC                             11,380
        23  * MANNATECH, INC                                    53
     1,161    MCKESSON HBOC, INC                            24,308
       107  * MEDICIS PHARMACEUTICAL CORP
               (CLASS A)                                     6,099
       930  * MEDIMMUNE, INC                                68,820
     9,901    MERCK & CO, INC                              758,664
       380  * MILLENNIUM PHARMACEUTICALS, INC               42,512
       487    MYLAN LABORATORIES, INC                        8,887
        52    NATURES SUNSHINE PRODUCTS, INC                   364
       208  * NBTY, INC                                      1,326
        53  * NCS HEALTHCARE, INC (CLASS A)                     39
        45  * NEUROGEN CORP                                  1,299
       172  * NU SKIN ENTERPRISES, INC (CLASS A)               989
       344    OMNICARE, INC                                  3,117
       115  * ORGANOGENESIS, INC                             1,315
        62  * PATHOGENESIS CORP                              1,612
    27,143    PFIZER, INC                                1,302,852
        65  * PHARMACEUTICAL RESOURCES, INC                    341
        57  * PHARMACYCLICS, INC                             3,477
        15  * PRIORITY HEALTHCARE CORP (CLASS B)             1,114
       170  * PROTEIN DESIGN LABORATORIES, INC              28,042
        61  * REGENERON PHARMACEUTICALS, INC                 1,818
       975    RITE AID CORP                                  6,398
        34  * SAFESCIENCE, INC                                 178
        58  * SANGSTAT MEDICAL CORP                          1,674
        19  * SCHEIN PHARMACEUTICAL, INC                       410
     6,332    SCHERING-PLOUGH CORP                         319,766
       354  * SEPRACOR, INC                                 42,701
        72  * SEROLOGICALS CORP                                360
       334  * SICOR, INC                                     2,672
       380    SIGMA ALDRICH CORP                            11,115
        72  * SUPERGEN, INC                                  2,610
        37  * SYNCOR INTERNATIONAL CORP                      2,664
        76  * TECHNE CORP                                    9,880
        99  * THERAGENICS CORP                                 847
        75  * TRANSKARYOTIC THERAPIES, INC                   2,756
       123  * TRIANGLE PHARMACEUTICALS, INC                  1,114
        86  * TWINLAB CORP                                     548
        62  * VENTIV HEALTH, INC                               689
        97  * VERTEX PHARMACEUTICALS, INC                   10,221
        61  * VICAL, INC                                     1,174
     4,278    WALGREEN CO                                  137,698
       561  * WATSON PHARMACEUTICALS, INC                   30,153
        48    WEST PHARMACEUTICAL SERVICES,
               INC                                           1,038
                                                       -----------
                                                         6,051,462
                                                       -----------

MEDICAL EQUIPMENT AND SUPPLIES -- 1.99%
        77  * ACUSON CORP                                    1,039
        65  * AFFYMETRIX, INC                               10,733
     1,373  * AGILENT TECHNOLOGIES, INC                    101,258

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 105

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

MEDICAL EQUIPMENT AND SUPPLIES -- (CONTINUED)
        47  * ALARIS MEDICAL, INC                         $     82
        23    ANALOGIC CORP                                    920
        37  * APPLIED ANALYTICAL INDUSTRIES, INC               354
        43    ARROW INTERNATIONAL, INC                       1,440
        18  * BACOU U.S.A., INC                                360
       193    BARD (C.R.), INC                               9,288
       205    BAUSCH & LOMB, INC                            15,861
     1,195    BAXTER INTERNATIONAL, INC                     84,023
       102    BECKMAN COULTER, INC                           5,954
     1,243    BECTON DICKINSON & CO                         35,658
       378    BIOMET, INC                                   14,529
        32  * BIO-RAD LABORATORIES, INC (CLASS A)              800
     1,126  * BOSTON SCIENTIFIC CORP                        24,701
        38  * BRITESMILE, INC                                  171
        24  * CLOSURE MEDICAL CORP                             552
       231  * COGNEX CORP                                   11,954
        93  * COHERENT, INC                                  7,800
        75    COHU, INC                                      2,022
        58  * CONMED CORP                                    1,500
        52    COOPER COS, INC                                1,891
       162  * CREDENCE SYSTEMS CORP                          8,940
        20    CUBIC CORP                                       375
        67  * CYBERONICS, INC                                  804
       136  * CYTYC CORP                                     7,259
        46    DATASCOPE CORP                                 1,656
       169    DENTSPLY INTERNATIONAL, INC                    5,207
        83  * DIONEX CORP                                    2,220
        71  * ECLIPSE SURGICAL TECHNOLOGIES, INC               310
       219  * EDWARDS LIFESCIENCES CORP                      4,051
        83  * ENZO BIOCHEMICAL, INC                          5,727
       101  * GENRAD, INC                                      909
        36  * GLIATECH, INC                                    729
     1,338  * GUIDANT CORP                                  66,231
        97  * HAEMONETICS CORP                               2,037
        72  * HANGER ORTHOPEDIC GROUP, INC                     355
        30  * IMPATH, INC                                    1,627
       170  * INPUT/OUTPUT, INC                              1,434
        90    INVACARE CORP                                  2,362
       421    JOHNSON CONTROLS, INC                         21,602
       777  * KLA-TENCOR CORP                               45,503
        25  * LABORATORY CORP OF
               AMERICA HOLDINGS                              1,928
       360  * LTX CORP                                      12,577
        87  * MECHANICAL TECHNOLOGY, INC                     1,305
       132  * MEDICAL MANAGER CORP                           4,496
     5,019    MEDTRONIC, INC                               250,008
        78    MENTOR CORP                                    2,120
       145  * METTLER-TOLEDO INTERNATIONAL, INC              5,800
       270    MILLIPORE CORP                                20,351
        36    MINE SAFETY APPLIANCES CO                        864
        78  * MINIMED, INC                                   9,204
        25  * MKS INSTRUMENTS, INC                             978
        36  * MOLECULAR DEVICES CORP                         2,490
        79    MTS SYSTEMS CORP                                 493
        53  * NOVOSTE CORP                                   3,233
        59  * OCULAR SCIENCES, INC                             693
        53  * OSTEOTECH, INC                                   556
       197  * PE CORP-CELERA GENOMICS GROUP                 18,419
       881    PE CORP-PE BIOSYSTEMS GROUP                   58,035
       174    PERKINELMER, INC                              11,505
       252  * QUEST DIAGNOSTICS, INC                        18,033
       112  * RESMED, INC                                    2,996
       124  * RESPIRONICS, INC                               2,232
        55  * SCOTT TECHNOLOGIES, INC                          945
        94  * SOLA INTERNATIONAL, INC                          458
       417  * ST. JUDE MEDICAL, INC                         19,129
       254  * STERIS CORP                                    2,254
       638    STRYKER CORP                                  27,912
       176  * SUMMIT TECHNOLOGY, INC                         3,322
        84  * SUNRISE MEDICAL, INC                             409
       174  * SUNRISE TECHNOLOGIES
               INTERNATIONAL, INC                            1,740
       392  * SYBRON INTERNATIONAL CORP                      7,766
       267  * TEKTRONIX, INC                                19,758
       143    TELEFLEX, INC                                  5,112
       744  * TERADYNE, INC                                 54,684
        67  * THERMEDICS, INC                                  665
        59  * THERMO CARDIOSYSTEMS, INC                        590
       696  * THERMO ELECTRON CORP                          14,659
        74  * THERMO INSTRUMENT SYSTEMS, INC                 1,387
        32  * TREX MEDICAL CORP                                 64
       115  * VARIAN MEDICAL SYSTEMS, INC                    4,499
       117  * VARIAN, INC                                    5,396
       137  * VEECO INSTRUMENTS, INC                        10,035
        51  * VENTANA MEDICAL SYSTEMS, INC                   1,198
       213  * VISX, INC                                      5,977
        24    VITAL SIGNS, INC                                 435
       334  * WATERS CORP                                   41,687
        66  * WESLEY JESSEN VISIONCARE, INC                  2,479
                                                       -----------
                                                         1,173,104
                                                       -----------

MEDICAL FACILITIES MANAGEMENT -- 0.31%
        18  * ACCREDO HEALTH, INC                              622
        71  * ADVANCE PARADIGM, INC                          1,455


106 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

MEDICAL FACILITIES MANAGEMENT -- (CONTINUED)
        83  * ALTERRA HEALTHCARE CORP                     $    166
        65  * AMERICAN RETIREMENT CORP                         361
        81  * AMERIPATH, INC                                   718
       196  * APRIA HEALTHCARE GROUP, INC                    2,401
       354  * BEVERLY ENTERPRISES, INC                         995
        41  * CAPITAL SENIOR LIVING CORP                       120
        37  * CAREMATRIX CORP                                   19
     2,345    COLUMBIA/HCA HEALTHCARE CORP                  71,229
       223  * COVENTRY HEALTH CARE, INC                      2,972
        79  * EXPRESS SCRIPTS, INC                           4,907
        66  * GENTIVA HEALTH SERVICES, INC                     536
     1,154  * HEALTH MANAGEMENT ASSOCIATES, INC
               (CLASS A) (NEW)                              15,074
     1,654  * HEALTHSOUTH CORP                              11,888
       218    HOOPER HOLMES, INC                             1,744
        95  * LASER VISION CENTERS, INC                        587
       110  * LCA-VISION, INC                                  268
       117  * LIFEPOINT HOSPITALS, INC                       2,603
       145  * LINCARE HOLDINGS, INC                          3,570
       120  * MAGELLAN HEALTH SERVICES, INC                    150
       271  * MANOR CARE, INC                                1,897
       138  * MATRIA HEALTHCARE, INC                           633
       152  * ORTHODONTIC CENTERS OF
               AMERICA, INC                                  3,439
        59  * PEDIATRIX MEDICAL GROUP, INC                     685
       277  * PHYCOR, INC                                      173
        46  * PROVINCE HEALTHCARE CO                         1,661
       266  * QUORUM HEALTH GROUP, INC                       2,743
       168  * RENAL CARE GROUP, INC                          4,108
        73  * RES-CARE, INC                                    392
        70  * SUNRISE ASSISTED LIVING, INC                   1,295
     1,272    TENET HEALTHCARE CORP                         34,344
       283  * TOTAL RENAL CARE HOLDINGS, INC                 1,698
       128  * TRIAD HOSPITALS, INC                           3,096
        87  * UNIVERSAL HEALTH SERVICES, INC                 5,698
       214  * US ONCOLOGY, INC                               1,070
                                                       -----------
                                                           185,317
                                                       -----------
              TOTAL HEALTH                               7,409,883
                                                       -----------

INDUSTRIAL MACHINERY -- 5.56%

ELECTRICAL -- 4.25%
       121    AMETEK, INC                                    2,117
        95  * ANICOM, INC                                      356
        80  * ANIXTER INTERNATIONAL, INC                     2,120
        41  * ARGUSS COMMUNICATIONS, INC                       773
       461  * ARROW ELECTRONICS, INC                        14,291
       258    AVNET, INC                                    15,286
       122    BALDOR ELECTRIC CO                             2,272
        64    BARNES GROUP, INC                              1,044
       201  * BRIGHTPOINT, INC                               1,739
        96    C&D TECHNOLOGIES, INC                          5,424
       129  * CELLSTAR CORP                                    358
       309    COOPER INDUSTRIES, INC                        10,061
        99  * ELECTRO SCIENTIFIC INDUSTRIES, INC             4,359
     1,836    EMERSON ELECTRIC CO                          110,848
       406  * ENERGIZER HOLDINGS, INC                        7,409
        72    EXIDE CORP                                       576
        17    FRANKLIN ELECTRIC CO, INC                      1,151
    42,632    GENERAL ELECTRIC CO                        2,259,496
        46  * GENLYTE GROUP, INC                               968
       280    GRAINGER (W.W.), INC                           8,627
       192    HUBBELL, INC (CLASS B)                         4,896
        88    HUGHES SUPPLY, INC                             1,738
       106  * KENT ELECTRONICS CORP                          3,160
       246  * KOMAG, INC                                       430
        74  * LITTELFUSE, INC                                3,626
        38    LSI INDUSTRIES, INC                              577
        91  * MAGNETEK, INC                                    728
        16  * MOOG, INC (CLASS A)                              422
       152    NATIONAL SERVICE INDUSTRIES, INC               2,964
        86    PIONEER-STANDARD ELECTRONICS, INC              1,268
       104  * RAYOVAC CORP                                   2,327
       580    ROCKWELL INTERNATIONAL CORP                   18,270
        69    SLI, INC                                         836
       105    STEWART & STEVENSON SERVICES, INC              1,581
       218    THOMAS & BETTS CORP                            4,169
        60    THOMAS INDUSTRIES, INC                         1,061
       170  * UCAR INTERNATIONAL, INC                        2,220
        70  * VICOR CORP                                     2,436
       115  * WESCO INTERNATIONAL, INC                       1,099
        31    WOODWARD GOVERNOR CO                             877
                                                       -----------
                                                         2,503,960
                                                       -----------

OTHER INDUSTRIAL EQUIPMENT -- 1.31%
        36  * A.S.V., INC                                      517
       103    AAR CORP                                       1,236
       224    AGCO CORP                                      2,744
       266  * AMERICAN STANDARD COS, INC                    10,906
        79    APPLIED INDUSTRIAL TECHNOLOGIES, INC           1,293
     3,455  * APPLIED MATERIALS, INC                       313,109
       247    APPLIED POWER, INC (CLASS A)                   8,274
        55  * ASTEC INDUSTRIES, INC                          1,395
       113  * ASYST TECHNOLOGIES, INC                        3,870
        76  * ATMI, INC                                      3,534

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 107

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

OTHER INDUSTRIAL EQUIPMENT -- (CONTINUED)
        43  * AVIATION SALES CO                           $    266
     1,211    BAKER HUGHES, INC                             38,752
       427    BLACK & DECKER CORP                           16,786
        87    BRIGGS & STRATTON CORP                         2,979
        42  * BROOKS AUTOMATION, INC                         2,685
       346    BRUNSWICK CORP                                 5,730
     1,435    CATERPILLAR, INC                              48,610
        70    CMI CORP (CLASS A)                               245
        47    COLUMBUS MCKINNON CORP                           652
       202  * COOPER CAMERON CORP                           13,332
       158    CUMMINS ENGINE CO, INC                         4,305
        61  * CUNO, INC                                      1,410
       980    DEERE & CO                                    36,260
        32    DETROIT DIESEL CORP                              472
       152    DONALDSON CO, INC                              3,002
       967    DOVER CORP                                    39,223
        35  * DRIL-QUIP, INC                                 1,636
        75  * ELECTROGLAS, INC                               1,612
        65  * ESTERLINE TECHNOLOGIES CORP                      966
        59  * FAIRCHILD CORP (CLASS A)                         287
       113    FEDDERS CORP                                     656
       141    FLOWSERVE CORP                                 2,123
        93  * FSI INTERNATIONAL, INC                         2,016
        48  * GARDNER DENVER, INC                              858
        55    GRACO, INC                                     1,787
       507  * GRANT PRIDECO, INC                            12,675
       112    IDEX CORP                                      3,535
       716    INGERSOLL-RAND CO                             28,819
        61  * IONICS, INC                                    1,868
       166    JLG INDUSTRIES, INC                            1,971
        16  * JLK DIRECT DISTRIBUTION, INC
               (CLASS A)                                        82
       116    KAYDON CORP                                    2,436
       106    KENNAMETAL, INC                                2,272
        89  * KULICKE & SOFFA INDUSTRIES, INC                5,284
       647  * LAM RESEARCH CORP                             24,262
        22    LAWSON PRODUCTS, INC                             541
       141    LINCOLN ELECTRIC HOLDINGS CO                   2,009
        47    LINDSAY MANUFACTURING CO                         922
        98    MANITOWOC CO,  INC                             2,621
        11  * MESTEK, INC                                      193
       139    MILACRON, INC                                  2,015
       102  * MSC INDUSTRIAL DIRECT CO (CLASS A)             2,135
        24    NACCO INDUSTRIES, INC (CLASS A)                  843
       204  * NATIONAL-OILWELL, INC                          6,706
        53    NORDSON CORP                                   2,683
       540  * NOVELLUS SYSTEMS, INC                         30,543
       467    PALL CORP                                      8,639
       261    PENTAIR, INC                                   9,265
       103  * PRESSTEK, INC                                  1,680
        75  * PRI AUTOMATION, INC                            4,904
        30    ROBBINS & MYERS, INC                             684
       114    ROPER INDUSTRIES, INC                          2,921
        45    SAUER-DANFOSS, INC                               444
       126  * SILICON VALLEY GROUP, INC                      3,260
       184  * SMITH INTERNATIONAL, INC                      13,397
        46  * SPECIALTY EQUIPMENT COS, INC                   1,247
        93  * SPEEDFAM-IPEC, INC                             1,691
        44    STANDEX INTERNATIONAL CORP                       698
        25    STARRETT (L.S.) CO (CLASS A)                     437
        67    TECUMSEH PRODUCTS CO (CLASS A)                 2,558
        34    TENNANT CO                                     1,275
        93  * TEREX CORP                                     1,313
        23  * THERMO FIBERTEK, INC                             109
       190    TIMKEN CO                                      3,538
        43    TORO CO                                        1,416
        81  * ULTRATECH STEPPER, INC                         1,204
       160  * UNOVA, INC                                     1,170
       147    YORK INTERNATIONAL CORP                        3,711
                                                       -----------
                                                           773,504
                                                       -----------
              TOTAL INDUSTRIAL MACHINERY                 3,277,464
                                                       -----------

MEDIA AND LEISURE -- 3.76%

BROADCASTING -- 2.86%
       203  * ADELPHIA COMMUNICATIONS CORP
               (CLASS A)                                     9,515
        68  * AMC ENTERTAINMENT, INC                           331
       678  * AMFM, INC                                     46,782
        17    BHC COMMUNICATIONS, INC (CLASS A)              2,584
       565  * CABLEVISION SYSTEMS CORP (CLASS A)            38,349
        35  * CARMIKE CINEMAS, INC (CLASS A)                   135
        62  * CHRIS CRAFT INDUSTRIES, INC                    4,095
        85  * CITADEL COMMUNICATIONS CORP                    2,969
     1,107  * CLEAR CHANNEL COMMUNICATIONS,
               INC                                          83,025
     3,395  * COMCAST CORP (CLASS A) SPECIAL               137,497
       652  * COX COMMUNICATIONS, INC (CLASS A)             29,706
       102  * COX RADIO, INC (CLASS A)                       2,856
        68  * CUMULUS MEDIA, INC                               620
     9,037    DISNEY (WALT) CO                             350,748
       172  * EMMIS COMMUNICATIONS (CLASS A)                 7,116
        89  * ENTERCOM COMMUNICATIONS CORP                   4,338
       607  * FOX ENTERTAINMENT GROUP, INC                  18,437
        68    GAYLORD ENTERTAINMENT CO                       1,462

108 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                    VALUE
--------------------------------------------------------------------------------

BROADCASTING -- (CONTINUED)
        21  * GC COS, INC                                 $    469
        48    GRAY COMMUNICATIONS SYSTEMS, INC                 471
        81  * HEARST-ARGYLE TELEVISION, INC                  1,579
       514  * HISPANIC BROADCASTING CORP                    17,026
       119  * HOLLYWOOD ENTERTAINMENT CORP                     937
     1,195  * INFINITY BROADCASTING CORP (CLASS A)          43,542
        52  * LOEWS CINEPLEX ENTERTAINMENT CORP                165
        57  * METRO-GOLDWYN-MAYER, INC                       1,489
       195  * METROMEDIA INTERNATIONAL GROUP, INC              926
        37  * ON COMMAND CORP                                  527
       160  * PANAMSAT CORP                                  6,990
       112  * PAXSON COMMUNICATIONS CORP                       896
        82  * PEGASUS COMMUNICATIONS CORP                    4,023
        45  * PIXAR, INC                                     1,586
       163  * PRICE COMMUNICATIONS CORP                      3,840
        32  * RADIO ONE, INC                                   946
        64  * RADIO ONE, INC (CLASS D)                       1,412
        29  * SAGA COMMUNICATIONS, INC (CLASS A)               638
        94  * SINCLAIR BROADCAST GROUP, INC
               (CLASS A)                                     1,034
        61  * SIRIUS SATELLITE RADIO, INC                    2,703
     5,114    TIME WARNER, INC                             388,664
       142  * TV GUIDE, INC                                  4,863
       507  * U.S.A. NETWORKS, INC                          10,963
        15    UNITED TELEVISION, INC                         1,931
       412  * UNITEDGLOBALCOM, INC (CLASS A)                19,261
       297  * UNIVISION COMMUNICATIONS, INC                 30,739
        13  * VALLEY MEDIA, INC                                 45
     5,832  * VIACOM, INC (CLASS B)                        397,669
        81  * WAVO CORP                                         60
        35  * YOUNG BROADCASTING, INC (CLASS A)                899
                                                       -----------
                                                         1,686,858
                                                       -----------

LODGING/GAMING/RECREATION -- 0.28%
       315  * AMF BOWLING, INC                                  59
        27  * ANCHOR GAMING CO                               1,294
        73  * ARGOSY GAMING CORP                             1,049
       150  * AZTAR CORP                                     2,325
        90  * BALLY TOTAL FITNESS HOLDINGS CORP              2,283
       120  * BOCA RESORTS, INC (CLASS A)                    1,185
       136  * BOYD GAMING CORP                                 756
        37  * CHAMPIONSHIP AUTO RACING TEAMS, INC              943
       207  * CHOICE HOTELS INTERNATIONAL, INC               2,057
        32    CHURCHILL DOWNS, INC                             748
        70  * CRESTLINE CAPITAL CORP                         1,194
        51    DOVER DOWNS ENTERTAINMENT, INC                   714
       269  * EXTENDED STAY AMERICA, INC                     2,488
        79 b* FAMILY GOLF CENTERS, INC                          18
       484  * HARRAH'S ENTERTAINMENT, INC                   10,133
     1,342    HILTON HOTELS CORP                            12,581
       101    INTERNATIONAL SPEEDWAY CORP
               (CLASS A )                                    4,178
        90  * LODGIAN, INC                                     219
       267  * MANDALAY RESORT GROUP                          5,340
        85    MARCUS CORP                                    1,030
       829    MARRIOTT INTERNATIONAL, INC
               (CLASS A)                                    29,895
        86    MGM GRAND, INC                                 2,762
     1,088  * PARK PLACE ENTERTAINMENT CORP                 13,260
        88  * PINNACLE ENTERTAINMENT, INC                    1,710
       295  * PREMIER PARKS, INC                             6,711
       184  * PRIME HOSPITALITY CORP                         1,736
       212  * SFX ENTERTAINMENT, INC (CLASS A)               9,606
        51  * SPEEDWAY MOTORSPORTS, INC                      1,173
       812    STARWOOD HOTELS & RESORTS
               WORLDWIDE                                    26,440
        90  * STATION CASINOS, INC                           2,250
        33  * STEINWAY MUSICAL INSTRUMENTS, INC                544
       136 b* SUNTERRA CORP                                     31
        14  * TRENDWEST RESORTS, INC                           225
        51  * U.S. FRANCHISE SYSTEMS, INC (CLASS A)            245
        84  * VAIL RESORTS, INC                              1,370
       458  * WESTWOOD ONE, INC                             15,629
       509  * WYNDHAM INTERNATIONAL, INC                     1,272
                                                       -----------
                                                           165,453
                                                       -----------

PUBLISHING -- 0.62%
       225    AMERICAN GREETINGS CORP (CLASS A)              4,275
        61  * APPLIED GRAPHICS TECHNOLOGIES, INC               259
       100    BANTA CORP                                     1,893
       341    BELO (A.H.) CORP SERIES A                      5,903
       139    BOWNE & CO, INC                                1,398
       106    CENTRAL NEWSPAPERS, INC (CLASS A)              6,704
        48  * CONSOLIDATED GRAPHICS, INC                       450
        23  * CSS INDUSTRIES, INC                              470
       276    DELUXE CORP                                    6,503
       354    DONNELLEY (R.R.) & SONS CO                     7,987
       175    DOW JONES & CO, INC                           12,818
        77  * FRANKLIN COVEY CO                                534
     1,250    GANNETT CO, INC                               74,765
       114    HARLAND (JOHN H.) CO                           1,702
       169    HARTE-HANKS, INC                               4,225
        27    HOLLINGER INTERNATIONAL, INC                     367
       103    HOUGHTON MIFFLIN CO                            4,808
        12  * IDG BOOKS WORLDWIDE, INC                         108

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 109

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

PUBLISHING -- (CONTINUED)
        17  * INFORMATION HOLDINGS, INC                  $     629
       175  * JOURNAL REGISTER CO                            3,193
       316    KNIGHT-RIDDER, INC                            16,807
       166    LEE ENTERPRISES, INC                           3,869
        72    MCCLATCHY CO (CLASS A)                         2,385
       838    MCGRAW HILL COS, INC                          45,252
        84    MEDIA GENERAL, INC (CLASS A)                   4,079
       139    MEREDITH CORP                                  4,691
        46    NEW ENGLAND BUSINESS SERVICES, INC               747
       742    NEW YORK TIMES CO (CLASS A)                   29,309
       158  * PAXAR CORP                                     1,886
        80    PENTON MEDIA, INC                              2,800
        75  * PLAYBOY ENTERPRISES, INC (CLASS B)               965
       847  * PRIMEDIA, INC                                 19,269
        27    PULITZER, INC                                  1,139
       126  * R.H. DONNELLEY CORP                            2,441
       443    READER'S DIGEST ASSOCIATION, INC
               (CLASS A) (NON-VOTE)                         17,609
       275    REYNOLDS & REYNOLDS CO (CLASS A)               5,018
        34    SCHAWK, INC (CLASS A)                            318
        52  * SCHOLASTIC CORP                                3,178
        37  * SCIENTIFIC GAMES HOLDINGS CORP                   908
        99    SCRIPPS (E.W.) CO (CLASS A)                    4,875
        47    STANDARD REGISTER, INC                           669
       178    TIMES MIRROR CO SERIES A                      16,131
       164  * TOPPS, INC                                     1,886
       803    TRIBUNE CO                                    28,105
       147    WALLACE COMPUTER SERVICES, INC                 1,451
        12    WASHINGTON POST CO (CLASS B)                   5,736
       176    WILEY (JOHN) & SONS, INC (CLASS A)             3,960
       100  * ZIFF-DAVIS, INC -ZD                              900
                                                       -----------
                                                           365,374
                                                       -----------
              TOTAL MEDIA AND LEISURE                    2,217,685
                                                       -----------

RETAIL AND WHOLESALE -- 2.61%

GENERAL MERCHANDISE STORES-- 2.61%
        45  * 99 CENTS ONLY STORES                           1,794
       767  * AMAZON.COM, INC                               27,851
       110  * AMES DEPARTMENT STORES, INC                      852
       135    ARMSTRONG HOLDINGS, INC                        2,067
       203  * BARNES & NOBLE, INC                            4,516
       110  * BARNESANDNOBLE.COM, INC                          718
       262  * BJ'S WHOLESALE CLUB, INC                       8,646
       131    BLYTH, INC                                     3,864
       294  * BORDERS GROUP, INC                             4,575
        79    BRADY CORP (CLASS A)                           2,567
       286    CALLAWAY GOLF CO                               4,665
       199    CASEYS GENERAL STORES, INC                     2,064
        96    CASH AMERICA INTERNATIONAL, INC                  708
       184  * CDW COMPUTER CENTERS, INC                     11,500
        10  * COLDWATER CREEK, INC                             301
       415  * CONSOLIDATED STORES CORP                       4,980
        77  * COST PLUS, INC                                 2,208
     2,054  * COSTCO WHOLESALE CORP                         67,782
        28  * DELIA*S, INC                                      66
       389    DILLARDS, INC (CLASS A)                        4,765
        33  * DIRECT FOCUS, INC                              1,617
       755    DOLLAR GENERAL CORP                           14,722
       501  * DOLLAR TREE STORES, INC                       19,820
        63  * E4L, INC                                          51
        83  * EGGHEAD.COM, INC                                 243
        51    ENESCO GROUP, INC                                242
        37  * ETOYS, INC                                       234
        47  * FACTORY 2-U STORES, INC                        1,777
       649    FAMILY DOLLAR STORES, INC                     12,696
       105    FASTENAL CO                                    5,315
        12  * FATBRAIN.COM, INC                                 79
       890  * FEDERATED DEPARTMENT STORES, INC              30,037
       448  * HANOVER DIRECT, INC                              700
       194    HARCOURT GENERAL, INC                         10,548
       730    HASBRO, INC                                   10,995
        56  * HEXCEL CORP                                      532
       126  * HOMEBASE, INC                                    196
        86  * IDENTIX, INC                                   1,349
        77  * INSIGHT ENTERPRISES, INC                       4,567
       298  * INTERNATIONAL GAME TECHNOLOGY
               CO                                            7,897
        18  * ITURF, INC                                        51
        57  * JAKKS PACIFIC, INC                               840
        61  * JO-ANN STORES, INC (CLASS A)                     427
     1,964  * K MART CORP                                   13,379
     1,310  * KOHLS CORP                                    72,868
       150  * LANDS END, INC                                 5,006
        59  * LYDALL, INC                                      626
        30  * MARVEL ENTERPRISES                               187
     1,682    MATTEL, INC                                   22,181
     1,549    MAY DEPARTMENT STORES CO                      37,176
       105  * MICHAELS STORES, INC                           4,810
     1,719    MINNESOTA MINING &
               MANUFACTURING CO                            141,817
       166  * NEIMAN MARCUS GROUP, INC (CLASS A)             4,907
     1,239  * OFFICE DEPOT, INC                              7,743
       427  * OFFICEMAX, INC                                 2,135
        21  * PC CONNECTION, INC                             1,197
       972    PENNEY, (J.C.) CO, INC                        17,921

110 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

GENERAL MERCHANDISE STORES -- (CONTINUED)
        79  * PETCO ANIMAL SUPPLIES, INC                 $   1,550
       420  * PETSMART, INC                                  1,417
        44  * RACING CHAMPIONS CORP                             74
        39    RUSS BERRIE & CO, INC                            750
       545  * SAKS, INC                                      5,722
        90  * SCHEIN (HENRY), INC                            1,552
     1,285    SEARS ROEBUCK & CO                            41,923
        99  * SHOP AT HOME, INC                                462
       114  * SHOPKO STORES, INC                             1,752
        61    SPIEGEL, INC (CLASS A)                           518
     1,869  * STAPLES, INC                                  28,735
       154  * SUNGLASS HUT INTERNATIONAL, INC                1,265
       135  * SYSTEMAX, INC                                    523
     2,059    TARGET CORP                                  119,422
       223    TIFFANY & CO                                  15,052
       904  * TOYS `R' US, INC                              13,164
        25  * TRACTOR SUPPLY CO                                414
        29  * TUESDAY MORNING CORP                             304
       138  * U.S. OFFICE PRODUCTS CO                           51
        38  * VALUE AMERICA, INC                                41
        54  * VALUE CITY DEPARTMENT STORES, INC                513
       141  * VALUEVISION INTERNATIONAL, INC                 3,384
       518  * VENATOR GROUP, INC                             5,309
    11,746    WAL-MART STORES, INC                         676,863
        60  * WHITEHALL JEWELLERS, INC                       1,117
        86  * WMS INDUSTRIES, INC                            1,327
       133  * ZALE CORP                                      4,854
                                                       -----------
              TOTAL RETAIL AND WHOLESALE                 1,541,435
                                                       -----------

TECHNOLOGY -- 20.81%

COMMUNICATIONS EQUIPMENT -- 1.86%
        37  * ACT NETWORKS, INC                                566
       136  * ACTV, INC                                      2,031
       220  * ADAPTIVE BROADBAND CORP                        8,085
     1,439  * ADC TELECOMMUNICATIONS, INC                  120,696
        75  * ADTRAN, INC                                    4,490
       272  * ADVANCED FIBRE COMMUNICATIONS, INC            12,325
       104  * ALLEN TELECOM, INC                             1,839
       531  * AMERICAN TOWER CORP (CLASS A)                 22,136
       168  * AMPEX CORP (CLASS A)                             283
       103  * ANCOR COMMUNICATIONS, INC                      3,683
       309  * ANDREW CORP                                   10,370
        90  * ANTEC CORP                                     3,740
       179  * ASPECT COMMUNICATIONS CORP                     7,036
        41  * BROOKTROUT, INC                                  894
        36  * CARRIER ACCESS CORP                            1,903
        93  * C-COR.NET CORP                                 2,511
       108  * CHECKPOINT SYSTEMS, INC                          810
       617  * CIENA CORP                                   102,846
       181  * COMMSCOPE, INC                                 7,421
       626  * COMVERSE TECHNOLOGY, INC                      58,218
        31  * COPPER MOUNTAIN NETWORKS, INC                  2,731
       256  * DIGITAL MICROWAVE CORP                         9,760
       704  * ECHOSTAR COMMUNICATIONS CORP
               (CLASS A)                                    23,309
       237  * ELOT, INC                                        444
        16  * ESHARE COMMUNICATIONS, INC                       112
       234  * GLENAYRE TECHNOLOGIES, INC                     2,471
        62  * GLOBIX CORP                                    1,817
        38    HARMON INDUSTRIES, INC                           503
       183  * HARMONIC, INC                                  4,529
       298    HARRIS CORP                                    9,759
        22  * INET TECHNOLOGIES, INC                         1,193
       183  * INTERDIGITAL COMMUNICATIONS CORP               3,030
        15  * INTERLOGIX, INC                                  206
        78    INTER-TEL, INC                                 1,252
       121  * INTERVOICE-BRITE, INC                            794
       123  * L-3 COMMUNICATIONS HOLDINGS, INC               7,018
        57  * METRICOM, INC                                  1,588
     9,200    MOTOROLA, INC                                267,375
       243  * P-COM, INC                                     1,382
       153  * PICTURETEL CORP                                  401
        62  * PLANTRONICS, INC                               7,161
        81  * POLYCOM, INC                                   7,621
       162  * POWERWAVE TECHNOLOGIES, INC                    7,128
     2,781  * QUALCOMM, INC                                166,860
       692    SCIENTIFIC-ATLANTA, INC                       51,554
        47  * SCM MICROSYSTEMS, INC                          2,846
       265  * SENSORMATIC ELECTRONICS CORP                   4,190
       104  * TEKELEC                                        5,011
     1,468  * TELLABS, INC                                 100,466
       314  * TERAYON COMMUNICATION SYSTEMS, INC            20,169
        44  * TUT SYSTEMS, INC                               2,524
       139  * WEBLINK WIRELESS, INC                          1,841
        64  * WESTELL TECHNOLOGIES, INC (CLASS A)              960
       170  * WORLD ACCESS, INC                              1,880
        48  * YOUTHSTREAM MEDIA NETWORKS, INC                  270
        58  * ZIXIT CORP                                     2,671
                                                       -----------
                                                         1,094,709
                                                       -----------

COMPUTERS AND OFFICE EQUIPMENT -- 18.44%
     1,499  * 3COM CORP                                     86,379
        78  * 3DFX INTERACTIVE, INC                            606
        15  * ABOUT.COM, INC                                   472

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 111

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT-- (CONTINUED)
       155  * ACCLAIM ENTERTAINMENT, INC                 $     222
        96  * ACTIVISION, INC                                  624
        93  * ACTUATE CORP                                   4,963
       221  * ACXIOM CORP                                    6,022
       384  * ADAPTEC, INC                                   8,736
       566    ADOBE SYSTEMS, INC                            73,580
       252  * ADVANCED DIGITAL INFORMATION CORP              4,016
        32  * ADVANTAGE LEARNING SYSTEMS, INC                  492
        94  * ADVENT SOFTWARE, INC                           6,063
       134  * AFFILIATED COMPUTER SERVICES, INC
               (CLASS A)                                     4,430
       150  * ALLAIRE CORP                                   5,512
     9,922  * AMERICA ONLINE, INC                          523,385
       158  * AMERICAN MANAGEMENT SYSTEMS, INC               5,186
        80    ANALYSTS INTERNATIONAL CORP                      745
        69  * APEX, INC                                      3,018
     1,412  * APPLE COMPUTER, INC                           73,953
        18  * APPLIEDTHEORY CORP                               270
        94  * ASHTON TECHNOLOGY GROUP, INC                     267
        95  * ASPEN TECHNOLOGY, INC                          3,657
       104  * AUSPEX SYSTEMS, INC                              513
        32  * AUTOBYTEL.COM, INC                               197
       207    AUTODESK, INC                                  7,180
     2,754    AUTOMATIC DATA PROCESSING, INC               147,511
       145  * AVANT CORP                                     2,716
        93  * AVT CORP                                         685
        61  * AWARE, INC                                     3,118
       105  * AXENT TECHNOLOGIES, INC                        2,605
        42  * BARRA, INC                                     2,081
     1,292  * BEA SYSTEMS, INC                              63,873
        56  * BELL & HOWELL CO                               1,358
        90  * BEYOND.COM CORP                                  120
       145  * BILLING CONCEPTS CORP                            643
       125  * BINDVIEW DEVELOPMENT CORP                      1,500
       103  * BISYS GROUP, INC                               6,334
        72  * BLACK BOX CORP                                 5,700
     1,019  * BMC SOFTWARE, INC                             37,177
        27  * BOTTOMLINE TECHNOLOGIES, INC                     923
        68  * BRIO TECHNOLOGY, INC                           1,440
       830  * BROADVISION, INC                              42,174
       150  * BROCADE COMMUNICATIONS
               SYSTEMS, INC                                 27,522
       700  * CABLETRON SYSTEMS, INC                        17,675
        35  * CACI INTERNATIONAL, INC (CLASS A)                682
     1,017  * CADENCE DESIGN SYSTEMS, INC                   20,721
        27  * CAIS INTERNET, INC                               379
       193  * CAMBRIDGE TECHNOLOGY PARTNERS, INC             1,682
        82  * CCC INFORMATION SERVICES GROUP,
               INC                                             871
       153  * C-CUBE MICROSYSTEMS, INC (NEW)                 3,002
       478  * CERIDIAN CORP                                 11,501
        99  * CERNER CORP                                    2,697
       188 b* CHS ELECTRONICS, INC                               1
       170  * CIBER, INC                                     2,252
       247  * CIRRUS LOGIC, INC                              3,952
    29,864  * CISCO SYSTEMS, INC                         1,898,230
       736  * CITRIX SYSTEMS, INC                           13,938
       360  * CNET NETWORKS, INC                             8,842
        24  * COGNIZANT TECHNOLOGY SOLUTIONS
               CORP                                            796
       534    COMDISCO, INC                                 11,914
     7,301    COMPAQ COMPUTER CORP                         186,631
        89  * COMPLETE BUSINESS SOLUTIONS, INC               1,563
       179  * COMPUCOM SYSTEMS, INC                            290
     1,915    COMPUTER ASSOCIATES
               INTERNATIONAL, INC                           98,024
       117  * COMPUTER HORIZONS CORP                         1,572
        88  * COMPUTER NETWORK TECHNOLOGY
               CORP                                          1,529
       669  * COMPUTER SCIENCES CORP                        49,965
        61    COMPUTER TASK GROUP, INC                         308
     1,270  * COMPUWARE CORP                                13,176
         8    COMPX INTERNATIONAL, INC                         162
        54  * CONCORD COMMUNICATIONS, INC                    2,153
        51  * CONCUR TECHNOLOGIES, INC                         213
       195  * CONCURRENT COMPUTER CORP                       2,559
       150  * CONVERGYS CORP                                 7,781
        24  * COSTAR GROUP, INC                                601
        44  * COTELLIGENT, INC                                 250
       181  * CSG SYSTEMS INTERNATIONAL, INC                10,147
        66  * CYBERCASH, INC                                   313
        59  * CYBEX COMPUTER PRODUCTS CORP                   2,500
       313  * DATA BROADCASTING CORP                         1,975
        60  * DATASTREAM SYSTEMS, INC                          750
     9,239  * DELL COMPUTER CORP                           455,598
       114  * DENDRITE INTERNATIONAL, INC                    3,797
       267    DIEBOLD, INC                                   7,442
        60  * DIGITAL RIVER, INC                               461
        55  * DOCUMENTUM, INC                                4,915
        95  * DSP GROUP, INC                                 5,320
       240  * DST SYSTEMS, INC                              18,270
       267  * EARTHLINK, INC                                 4,121
        24  * EARTHWEB, INC                                    336
        70  * ECHELON CORP                                   4,055
       132  * ECLIPSYS CORP                                    990

112 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT-- (CONTINUED)
        32  * EFAX.COM, INC                               $     39
       338  * ELECTRONIC ARTS, INC                          24,652
     1,514    ELECTRONIC DATA SYSTEMS CORP                  62,452
       185  * ELECTRONICS FOR IMAGING, INC                   4,682
       162  * ELOYALTY CORP                                  2,065
     9,362  * EMC CORP                                     720,288
       123  * EMULEX CORP                                    8,079
        45  * ENGINEERING ANIMATION, INC                       420
       160  * ENTRUST TECHNOLOGIES, INC                     13,240
       154  * EPICOR SOFTWARE CORP                             385
        92  * EPRESENCE, INC                                   667
        43  * EXCALIBUR TECHNOLOGIES CORP                    1,717
        88  * EXCHANGE APPLICATIONS, INC                     2,343
       620  * EXCITE AT HOME                                12,865
        86  * EXTREME NETWORKS, INC                          9,073
        73    FACTSET RESEARCH SYSTEMS, INC                  2,062
        24  * FIDELITY HOLDINGS, INC                            30
       122  * FILENET CORP                                   2,241
     1,715    FIRST DATA CORP                               85,106
       562  * FISERV, INC                                   24,306
       151  * FISHER SCIENTIFIC INTERNATIONAL, INC           3,737
       766  * GATEWAY, INC                                  43,470
        22    GENERAL BINDING CORP                             147
        74    GERBER SCIENTIFIC, INC                           851
        25  * GLOBAL IMAGING SYSTEMS, INC                      262
         2  * GLOBAL SOURCES LTD                                50
       209  * GO.COM                                         2,494
        86  * GO2NET, INC                                    4,326
        38  * GREAT PLAINS SOFTWARE, INC                       745
       142  * GTECH HOLDINGS CORP                            3,221
       188  * HEALTHEON/WEBMD CORP                           2,784
     3,700    HEWLETT-PACKARD CO                           462,037
        92  * HNC SOFTWARE, INC                              5,681
        46  * HYPERCOM CORP                                    661
       121  * HYPERION SOLUTIONS CORP                        3,924
       446  * I2 TECHNOLOGIES, INC                          46,502
        53  * IDX SYSTEMS CORP                                 748
       132  * IGATE CAPITAL CORP                             1,815
       561    IKON OFFICE SOLUTIONS, INC                     2,173
       137  * IMATION CORP                                   4,024
        74  * IMRGLOBAL CORP                                   966
     1,259    IMS HEALTH, INC                               22,662
       162 b* INACOM CORP                                       10
       110  * INFOCURE CORP                                    618
        85  * INFOCUS CORP                                   2,735
        27  * INFOGRAMES, INC                                  219
        64  * INFORMATICA CORP                               5,244
       106  * INFORMATION RESOURCES, INC                       417
     1,048  * INFORMIX CORP                                  7,794
       558  * INFOSPACE.COM, INC                            30,829
        85  * INFOUSA, INC                                     552
       230  * INGRAM MICRO, INC (CLASS A)                    4,010
       368  * INKTOMI CORP                                  43,516
        13  * INTERACT COMMERCE CORP                           153
       163  * INTERGRAPH CORP                                1,232
     7,589    INTERNATIONAL BUSINESS MACHINES
               CORP                                        831,469
       637  * INTUIT, INC                                   26,355
     1,016  * IOMEGA CORP                                    4,064
        96  * ISS GROUP, INC                                 9,478
        62  * IVILLAGE, INC                                    523
       163  * J.D. EDWARDS & CO                              2,455
       251    JACK HENRY & ASSOCIATES, INC                  12,581
        77  * JDA SOFTWARE GROUP, INC                        1,477
        25  * JUNO ONLINE SERVICES, INC                        268
       212  * KEANE, INC                                     4,584
        44  * KRONOS, INC                                    1,144
       313  * LANIER WORLDWIDE, INC                            313
       168  * LEARN2.COM, INC                                  330
       384  * LEGATO SYSTEMS, INC                            5,808
       481  * LEXMARK INTERNATIONAL GROUP
               (CLASS A)                                    32,347
        90  * LHS GROUP, INC                                 3,105
       397  * LYCOS, INC                                    21,438
       261  * MACROMEDIA, INC                               25,235
       100  * MACROVISION CORP                               6,392
        16  * MANHATTAN ASSOCIATES, INC                        400
        77  * MANUGISTICS GROUP, INC                         3,599
        66  * MAPICS, INC                                      379
        51  * MARIMBA, INC                                     710
        12  * MARKETWATCH.COM, INC                             225
       257  * MAXTOR CORP                                    2,714
        37  * MCSI, INC                                        957
        47  * MEDICONSULT.COM, INC                              70
       135  * MEDQUIST, INC                                  4,590
       242  * MENTOR GRAPHICS CORP                           4,809
        58  * MERCATOR SOFTWARE, INC                         3,987
        77  * MERCURY COMPUTER SYSTEMS, INC                  2,488
       289  * MERCURY INTERACTIVE CORP                      27,960
       102  * MERISEL, INC                                      76
        25  * METRO INFORMATION SERVICES, INC                  250
        79  * MICROMUSE, INC                                13,073
       132  * MICRON ELECTRONICS, INC                        1,650
        62  * MICROS SYSTEMS, INC                            1,150
    16,638  * MICROSOFT CORP                             1,331,040

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 113

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
       290  * MICROSTRATEGY, INC                          $  8,700
       111  * MIDWAY GAMES, INC                                894
        44  * MIPS TECHNOLOGIES, INC                         1,870
       115  * MTI TECHNOLOGY CORP                              920
        51  * MULTEX.COM, INC                                1,284
       121    NATIONAL COMPUTER SYSTEMS, INC                 5,959
       128    NATIONAL DATA CORP                             2,944
        91  * NATIONAL INSTRUMENTS CORP                      3,969
        45  * NCO GROUP, INC                                 1,040
        26  * NEON SYSTEMS, INC                                487
        40  * NET PERCEPTIONS, INC                             635
        23  * NETOBJECTS, INC                                  209
        29  * NETOPIA, INC                                   1,167
     1,190  * NETWORK APPLIANCE, INC                        95,795
        81  * NETWORK EQUIPMENT
               TECHNOLOGIES, INC                               815
       148  * NETWORK PERIPHERALS, INC                       2,479
       624  * NETWORK ASSOCIATES, INC                       12,714
        91  * NEW ERA OF NETWORKS, INC                       3,867
     1,454  * NOVELL, INC                                   13,449
        16  * OMEGA RESEARCH, INC                               48
        72  * ONEMAIN.COM, INC                                 810
        58  * ONHEALTH NETWORK CO                              134
       250  * ONYX SOFTWARE CORP                             7,421
       127  * OPEN MARKET, INC                               1,754
     9,412  * ORACLE CORP                                  791,196
       123    OWENS & MINOR, INC                             2,114
     1,132  * PARAMETRIC TECHNOLOGY CORP                    12,452
        91  * PATTERSON DENTAL CO                            4,641
     1,386    PAYCHEX, INC                                  58,212
         9  * PCORDER.COM, INC                                  69
       109  * PEGASYSTEMS, INC                                 545
       910  * PEOPLESOFT, INC                               15,242
       105  * PER SE TECHNOLOGIES, INC                         984
       378  * PEREGRINE SYSTEMS, INC                        13,111
       193  * PEROT SYSTEMS CORP (CLASS A)                   2,123
        59  * PERVASIVE SOFTWARE, INC                          331
        89  * PHOENIX TECHNOLOGIES LTD                       1,451
     1,099    PITNEY BOWES, INC                             43,960
       134  * POLICY MANAGEMENT SYSTEMS CORP                 2,060
        56  * PORTAL SOFTWARE, INC                           3,577
       115  * PRICELINE.COM, INC                             4,368
        39  * PRIMARK CORP                                   1,452
        17  * PRIVATE BUSINESS, INC                             42
        55  * PRODIGY COMMUNICATIONS CORP
               (CLASS A)                                       577
       117  * PROGRESS SOFTWARE CORP                         2,098
       149  * PROJECT SOFTWARE & DEVELOPMENT,
               INC                                           2,682
        78  * PROXICOM, INC                                  3,734
        45  * PROXIM, INC                                    4,453
        68  * PROXYMED, INC                                    114
       559  * PSINET, INC                                   14,044
       267  * PSS WORLD MEDICAL, INC                         1,793
        82  * PUBLICARD, INC                                   269
        41  * QRS CORP                                       1,007
        95  * QUADRAMED CORP                                   237
       620  * QUANTUM CORP-DLT &
               STORAGE SYSTEMS GROUP                         6,006
       315  * QUANTUM CORP-HARD DISK DRIVE
               GROUP                                         3,484
        57  * RADIANT SYSTEMS, INC                           1,368
        38  * RADISYS CORP                                   2,156
       289  * RARE MEDIUM GROUP, INC                         5,067
       434  * RATIONAL SOFTWARE CORP                        40,334
        53  * RAZORFISH, INC                                   851
       343  * REALNETWORKS, INC                             17,342
        95  * REMEDY CORP                                    5,296
       236  * RSA SECURITY, INC                             16,343
       490    SABRE HOLDINGS CORP                           13,965
       493  * SAFEGUARD SCIENTIFICS, INC                    15,806
       108  * SAGA SYSTEMS, INC                              1,343
        49  * SAGENT TECHNOLOGY, INC                           698
        48  * SANCHEZ COMPUTER ASSOCIATES, INC               1,140
       184  * SANDISK CORP                                  11,258
        69  * SANTA CRUZ OPERATION, INC                        439
       100  * SAPIENT CORP                                  10,693
        24  * SCIENT CORP                                    1,059
       984  * SEAGATE TECHNOLOGY, INC                       54,120
       141    SEI INVESTMENTS CO                             5,613
       149  * SERENA SOFTWARE, INC                           6,765
        94    SHARED MEDICAL SYSTEMS CORP                    6,856
       615  * SIEBEL SYSTEMS, INC                          100,590
       692  * SILICON GRAPHICS, INC                          2,595
         1  * SIMIONE CENTRAL HOLDINGS, INC                      3
        71  * SOFTNET SYSTEMS, INC                             683
        51  * SOURCE MEDIA, INC                                199
        61  * SPORTSLINE.COM, INC                            1,040
        30  * SPSS, INC                                        873
        64  * SPYGLASS, INC                                  2,004
        41  * SS&C TECHNOLOGIES, INC                           174
        29  * STARMEDIA NETWORK, INC                           547
       351  * STORAGE TECHNOLOGY CORP                        3,839
       135  * STRUCTURAL DYNAMICS RESEARCH CORP              2,033
     6,782  * SUN MICROSYSTEMS, INC                        616,738

114 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

COMPUTERS AND OFFICE EQUIPMENT -- (CONTINUED)
       549  * SUNGARD DATA SYSTEMS, INC                  $  17,019
        14  * SUNQUEST INFORMATION SYSTEMS, INC                150
        92  * SVI HOLDINGS, INC                                471
       407  * SYBASE, INC                                    9,361
        84  * SYKES ENTERPRISES, INC                         1,081
       196  * SYMANTEC CORP                                 10,571
       599    SYMBOL TECHNOLOGIES, INC                      32,346
       339  * SYNOPSYS, INC                                 11,716
        19  * SYNTEL, INC                                      190
       121  * SYSTEMS & COMPUTER TECHNOLOGY
               CORP                                          2,420
       196  * TECH DATA CORP                                 8,538
       162  * TECHNOLOGY SOLUTIONS CO                        1,002
        18  * TENFOLD CORP                                     295
        22  * THESTREET.COM, INC                               127
        67  * THQ, INC                                         816
        85  * TICKETMASTER ONLINE-CITYSEARCH, INC            1,354
       142    TOTAL SYSTEM SERVICES, INC                     2,254
        54  * TOWNE SERVICES, INC                               50
        47  * TRACK DATA CORP                                   60
       123  * TRANSACTION SYSTEMS ARCHITECTS, INC            2,106
       161  * TYLER TECHNOLOGIES, INC                          412
        19  * UNIGRAPHICS SOLUTIONS, INC                       370
     1,367  * UNISYS CORP                                   19,906
        82  * USINTERNETWORKING, INC                         1,675
       356  * VERIO, INC                                    19,752
       496  * VERISIGN, INC                                 87,544
     1,753  * VERITAS SOFTWARE CORP                        198,116
       117  * VERITY, INC                                    4,446
       373  * VIGNETTE CORP                                 19,401
        93  * VISUAL NETWORKS, INC                           2,650
       152  * WAVE SYSTEMS CORP (CLASS A)                    2,403
       150  * WEBTRENDS CORP                                 5,803
       486  * WESTERN DIGITAL CORP                           2,430
       198  * WIND RIVER SYSTEMS, INC                        7,499
       100  * XIRCOM, INC                                    4,750
     1,128  * YAHOO, INC                                   139,731
        92  * ZEBRA TECHNOLOGIES CORP                        4,076
        52  * ZIFF-DAVIS, INC -ZDNET                           468
                                                       -----------
                                                        10,872,665
                                                       -----------

ELECTRONICS AND OTHER TECHNOLOGY -- 0.20%
       729  * BEST BUY CO, INC                              46,109
        59  * CDNOW, INC                                       182
       864    CIRCUIT CITY STORES-CIRCUIT CITY
               GROUP                                        28,674
        55  * CYBERIAN OUTPOST, INC                            264
        21  * ELECTRONICS BOUTIQUE HOLDINGS
               CORP                                            343
        83  * GUITAR CENTER, INC                               871
        19  * IDEAMALL, INC                                     91
       107  * INTERTAN, INC                                  1,257
       114  * MUSICLAND STORES CORP                            847
       828    RADIOSHACK CORP                               39,226
       122  * TRANS WORLD ENTERTAINMENT CORP                 1,479
        40  * TWEETER HOME ENTERTAINMENT
               GROUP, INC                                    1,215
                                                       -----------
                                                           120,558
                                                       -----------

INSTRUMENTS AND RELATED PRODUCTS -- 0.31%
        42  * ANACOMP, INC                                     126
        84  * AVID TECHNOLOGIES, INC                         1,008
       106  * CYMER, INC                                     5,061
     1,288    EASTMAN KODAK CO                              76,636
       123  * LITTON INDUSTRIES, INC                         5,166
       146  * PINNACLE SYSTEMS, INC                          3,282
       168    POLAROID CORP                                  3,034
     1,474    RAYTHEON CO (CLASS B)                         28,374
        80  * TRIMBLE NAVIGATION LTD                         3,905
     2,801    XEROX CORP                                    58,120
                                                       -----------
                                                           184,712
                                                       -----------
              TOTAL TECHNOLOGY                          12,272,644
                                                       -----------

TRANSPORTATION -- 3.01%

AEROSPACE AND DEFENSE -- 0.17%
        32  * ALLIANT TECHSYSTEMS, INC                       2,158
       721    GENERAL DYNAMICS CORP                         37,672
       391    GOODRICH (B.F.) CO                            13,318
     1,488    LOCKHEED MARTIN CORP                          36,921
       117    NEWPORT NEWS SHIPBUILDING, INC                 4,299
       141  * ORBITAL SCIENCES CORP                          1,718
        73    STURM, RUGER & CO, INC                           647
        92  * TELEDYNE TECHNOLOGIES, INC                     1,541
                                                       -----------
                                                            98,274
                                                       -----------

AIR TRANSPORTATION -- 0.86%
       183    AIRBORNE FREIGHT CORP                          3,465
       212  * AIRTRAN HOLDINGS, INC                            881
        93  * ALASKA AIR GROUP, INC                          2,522
       124  * AMERICA WEST HOLDINGS CORP
               (CLASS B)                                     2,123
       658  * AMR CORP                                      17,395
        13  * AMTRAN, INC                                      161
        43  * ATLANTIC COAST AIRLINES HOLDINGS               1,365
        53  * ATLAS AIR, INC                                 1,901
        69  * AVIALL, INC                                      340

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 115

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                      VALUE
--------------------------------------------------------------------------------

AIR TRANSPORTATION -- (CONTINUED)
        88  * BE AEROSPACE, INC                           $    605
     3,919    BOEING CO                                    163,863
       163  * CONTINENTAL AIRLINES, INC (CLASS B)            7,661
       500    DELTA AIRLINES, INC                           25,281
        58  * EGL, INC                                       1,783
     1,192  * FEDEX CORP                                    45,296
        66  * FRONTIER AIRLINES, INC                           944
        19    HEICO CORP                                       270
        85    KAMAN CORP (CLASS A)                             908
        45  * KELLSTROM INDUSTRIES, INC                        208
       114  * MESA AIR GROUP, INC                              630
        46  * MESABA HOLDINGS, INC                             439
        53  * MIDWEST EXPRESS HOLDINGS, INC                  1,139
       362    NORTHROP GRUMMAN CORP                         23,982
        95  * NORTHWEST AIRLINES CORP (CLASS A)              2,891
        79  * OFFSHORE LOGISTICS, INC                        1,135
        39  * SEQUA CORP (CLASS A)                           1,489
        79    SKYWEST, INC                                   2,927
     2,099    SOUTHWEST AIRLINES CO                         39,749
       472    TEXTRON, INC                                  25,635
       221  * TRANS WORLD AIRLINES, INC                        483
        44  * TRIUMPH GROUP, INC                             1,226
       256  * U.S. AIRWAYS GROUP, INC                        9,984
       108    UAL CORP                                       6,284
     1,918    UNITED TECHNOLOGIES CORP                     112,922
                                                       -----------
                                                           507,887
                                                       -----------

AUTOS, TIRES AND RELATED PRODUCTS -- 1.53%
        77  * AFTERMARKET TECHNOLOGY CORP                      654
        36  * AMERICAN AXLE & MANUFACTURING
               HOLDINGS, INC                                   510
        97    ARVIN INDUSTRIES, INC                          1,685
       384    AUTOLIV, INC                                   9,240
     1,396  * AUTONATION, INC                                9,859
        25  * AUTOWEB.COM, INC                                  53
       560  * AUTOZONE, INC                                 12,320
        83  * AVIS GROUP HOLDINGS, INC                       1,556
        48    BANDAG, INC                                    1,164
        94    BORG WARNER, INC                               3,301
        99  * BUDGET GROUP, INC                                408
        46    CENTRAL PARKING CORP                           1,089
        90    CLARCOR, INC                                   1,788
        63    COACHMEN INDUSTRIES, INC                         724
       254    COOPER TIRE & RUBBER CO                        2,825
       138  * COPART, INC                                    2,208
        71  * CSK AUTO CORP                                    536
       719    DANA CORP                                     15,233
       557    DANAHER CORP                                  27,536
        81  * DELCO REMY INTERNATIONAL, INC
               (CLASS A)                                       673
     2,312    DELPHI AUTOMOTIVE SYSTEMS CORP                33,668
        34  * DISCOUNT AUTO PARTS, INC                         340
        91  * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC           1,677
        58  * DURA AUTOMOTIVE SYSTEMS, INC                     627
       277    EATON CORP                                    18,559
       174    FEDERAL SIGNAL CORP                            2,871
       278    FEDERAL-MOGUL CORP                             2,658
       126    FLEETWOOD ENTERPRISES, INC                     1,795
     4,781    FORD MOTOR CO                                205,583
       126    GENCORP, INC                                   1,008
     2,281    GENERAL MOTORS CORP                          132,440
     1,068  * GENERAL MOTORS CORP (CLASS H)                 93,717
        57    GENTEK, INC                                      637
       276  * GENTEX CORP                                    6,934
       970    GENUINE PARTS CO                              19,400
       689    GOODYEAR TIRE & RUBBER CO                     13,780
        59  * GROUP 1 AUTOMOTIVE, INC                          708
     1,340    HARLEY DAVIDSON, INC                          51,590
        67  * HAYES LEMMERZ INTERNATIONAL, INC                 808
        78    HERTZ CORP (CLASS A)                           2,188
     3,372    HONEYWELL INTERNATIONAL, INC                 113,594
       431    ITT INDUSTRIES, INC                           13,091
        58  * KEYSTONE AUTOMOTIVE INDUSTRIES, INC              402
        43  * KROLL-OGARA CO                                   287
        26  * LITHIA MOTORS, INC (CLASS A)                     347
       139    MASCOTECH, INC                                 1,502
       260    MERITOR AUTOMOTIVE, INC                        2,860
        61    MIDAS, INC                                     1,220
       150  * MILLER INDUSTRIES, INC                           271
        84    MODINE MANUFACTURING CO                        2,268
        65  * MONACO COACH CORP                                885
        32  * NATIONAL R.V. HOLDINGS, INC                      336
       246  * NAVISTAR INTERNATIONAL CORP                    7,641
       128  * O'REILLY AUTOMOTIVE, INC                       1,776
        54    OSHKOSH TRUCK CORP                             1,930
       270    PACCAR, INC                                   10,715
       174    PEP BOYS MANNY, MOE, & JACK CO                 1,044
        79    REGAL-BELOIT CORP                              1,268
       176    ROLLINS TRUCK LEASING CORP                     1,221
       242    RYDER SYSTEM, INC                              4,582
        68    SIMPSON INDUSTRIES, INC                          512
        79    SMITH (A.O.) CORP                              1,654
       117  * SPX CORP                                      14,149
        30    STANDARD MOTOR PRODUCTS, INC
               (CLASS A)                                       255
        46  * STONERIDGE, INC                                  402

116 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

AUTOS, TIRES AND RELATED PRODUCTS -- (CONTINUED)
        74    SUPERIOR INDUSTRIES INTERNATIONAL,
               INC                                        $  1,905
       128    TENNECO AUTOMOTIVE, INC                          672
        26    THOR INDUSTRIES, INC                             546
       380    TRW, INC                                      16,482
        81  * UNITED AUTO GROUP, INC                           739
       625  * VISTEON CORP                                   7,578
        81    WABASH NATIONAL CORP                             966
        30  * WEST MARINE, INC                                 205
        54    WINNEBAGO INDUSTRIES, INC                        705
        54    WYNNS INTERNATIONAL, INC                       1,225
                                                       -----------
                                                           899,585
                                                       -----------

RAILROADS -- 0.33%
        72  * ABC-NACO, INC                                    576
     1,821    BURLINGTON NORTHERN SANTA FE
               CORP                                         41,769
       920    CSX CORP                                      19,492
       117    FLORIDA EAST COAST INDUSTRIES, INC             4,680
       185    GATX CORP                                      6,290
       516    KANSAS CITY SOUTHERN INDUSTRIES,
                INC                                         45,762
     1,633    NORFOLK SOUTHERN CORP                         24,290
       349    TRINITY INDUSTRIES, INC                        6,456
     1,036    UNION PACIFIC CORP                            38,526
       160    WABTEC CORP                                    1,660
       193  * WISCONSIN CENTRAL TRANSIT CORP                 2,509
                                                       -----------
                                                           192,010
                                                       -----------

TRUCKING AND RELATED SERVICES -- 0.09%
        81  * AMERICAN FREIGHTWAYS CORP                      1,174
        68    ARCTIC CAT, INC                                  807
        71    ARNOLD INDUSTRIES, INC                           856
       155    C.H. ROBINSON WORLDWIDE, INC                   7,672
        36  * CAREY INTERNATIONAL, INC                         499
        17  * CHEAP TICKETS, INC                               204
        47    CIRCLE INTERNATIONAL GROUP, INC                1,180
       172    CNF TRANSPORTATION, INC                        3,913
        75  * CONSOLIDATED FREIGHTWAYS CORP                    304
        29  * COVENANT TRANSPORT, INC (CLASS A)                232
       180    EXPEDITORS INTERNATIONAL OF
               WASHINGTON, INC                               8,550
        54  * FORWARD AIR CORP                               2,160
        75  * FRITZ COS, INC                                   773
       197    GALILEO INTERNATIONAL, INC                     4,112
        65  * HEARTLAND EXPRESS, INC                         1,084
        24  * HUB GROUP, INC (CLASS A)                         358
        80    HUNT (J.B.) TRANSPORT SERVICES, INC            1,235
       125  * IRON MOUNTAIN, INC                             4,250
        25  * KNIGHT TRANSPORTATION, INC                       364
        36  * LANDSTAR SYSTEM, INC                           2,144
        35  * M.S. CARRIERS, INC                               616
        92    POLARIS INDUSTRIES, INC                        2,944
        48    ROADWAY EXPRESS, INC                           1,125
       139  * SWIFT TRANSPORTATION CO, INC                   1,946
        47  * TRAVELOCITY.COM, INC                             769
        23  * U.S. XPRESS ENTERPRISES, INC
               (CLASS A)                                       185
       100    USFREIGHTWAYS CORP                             2,456
       116    WERNER ENTERPRISES, INC                        1,341
        94  * YELLOW CORP                                    1,386
                                                       -----------
                                                            54,639
                                                       -----------

WATER TRANSPORTATION -- 0.03%
       162    ALEXANDER & BALDWIN, INC                       3,574
        33  * AMERICAN CLASSIC VOYAGES CO                      680
        92  * KIRBY CORP                                     1,955
        95    OVERSEAS SHIPHOLDING GROUP, INC                2,339
        63  * SEACOR SMIT, INC                               2,437
       209    TIDEWATER, INC                                 7,524
                                                       -----------
                                                            18,509
                                                       -----------
              TOTAL TRANSPORTATION                       1,770,904
                                                       -----------

UTILITIES -- 11.62%

TELEPHONE -- 8.87%
        56  * ADELPHIA BUSINESS SOLUTIONS, INC               1,298
        91  * ADVANCED RADIO TELECOM CORP                    1,330
       467  * ALLEGIANCE TELECOM, INC                       29,888
     1,332    ALLTEL CORP                                   82,500
    13,732    AT & T CORP                                  434,274
    11,302  * AT & T CORP - LIBERTY MEDIA GROUP
               (CLASS A)                                   274,073
     6,747    BELL ATLANTIC CORP                           342,831
     8,088    BELLSOUTH CORP                               344,751
       919    BROADWING, INC                                23,836
       125  * CAPROCK COMMUNICATIONS CORP                    2,437
       625    CENTURYTEL, INC                               17,968
        49    CFW COMMUNICATIONS CO                          1,837
        64  * COM21, INC                                     1,600
        39  * COMMONWEALTH TELEPHONE
               ENTERPRISES, INC                              1,835
        84    COMSAT CORP                                    2,073
       511  * COVAD COMMUNICATIONS GROUP, INC                8,239
       417  * CROWN CASTLE INTERNATIONAL CORP               15,220
        70    CT COMMUNICATIONS, INC                         1,990
       192  * E.SPIRE COMMUNICATIONS, INC                    1,296

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 117

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

TELEPHONE -- (CONTINUED)
        33  * ELECTRIC LIGHTWAVE, INC (CLASS A)           $    616
     1,848  * EXODUS COMMUNICATIONS, INC                    85,123
       142  * GENERAL COMMUNICATION, INC
               (CLASS A)                                       727
       167  * GLOBAL CROSSING LTD                            4,394
       778    GLOBAL TELESYSTEMS, INC                        9,384
     4,159    GTE CORP                                     258,897
       179  * ICG COMMUNICATIONS, INC                        3,949
        75  * IDT CORP                                       2,545
       181  * INTERMEDIA COMMUNICATIONS, INC                 5,384
        88  * INTERNATIONAL FIBERCOM, INC                    2,244
        54  * INTRAWARE, INC                                   867
       182  * ITC DELTACOM, INC                              4,060
        11  * LATITUDE COMMUNICATIONS, INC                     123
        36  * LAUNCH MEDIA, INC                                333
        76  * LEAP WIRELESS INTERNATIONAL, INC               3,572
     1,208  * LEVEL 3 COMMUNICATIONS, INC                  106,304
       172  * LIBERTY DIGITAL, INC (CLASS A)                 5,160
    13,902    LUCENT TECHNOLOGIES, INC                     823,693
     1,730  * MCLEODUSA, INC (CLASS A)                      35,789
     2,704  * MEDIA ONE GROUP, INC                         180,336
       912  * METROMEDIA FIBER NETWORK, INC
               (CLASS A)                                    36,195
       165  * MGC COMMUNICATIONS, INC                        9,889
        69  * MOTIENT CORP                                   1,082
     1,614  * NEXTEL COMMUNICATIONS, INC
               (CLASS A)                                    98,756
     1,663  * NEXTLINK COMMUNICATIONS, INC                  63,090
        56    NORTH PITTSBURGH SYSTEMS, INC                    826
        19  * NORTHEAST OPTIC NETWORK, INC                   1,170
        57  * NORTHPOINT COMMUNICATIONS
               GROUP, INC                                      637
       596  * NTL, INC                                      35,685
        54  * PACIFIC GATEWAY EXCHANGE, INC                    183
       353  * PAGING NETWORK, INC                              253
        93  * POWERTEL, INC                                  6,597
       108  * PRIMUS TELECOMMUNICATIONS GROUP,
               INC                                           2,686
       177  * PTEK HOLDINGS, INC                               575
       659  * QWEST COMMUNICATIONS
               INTERNATIONAL , INC                          32,744
       155  * RCN CORP                                       3,933
       238  * RHYTHMS NETCONNECTIONS, INC                    2,989
    14,745    SBC COMMUNICATIONS, INC                      637,721
     2,882    SPRINT CORP (FON GROUP)                      146,982
     1,978  * SPRINT CORP (PCS GROUP)                      117,691
       136  * STAR TELECOMMUNICATIONS, INC                     344
       153  * TALK.COM, INC                                    889
       205    TELEPHONE & DATA SYSTEMS, INC                 20,551
        83  * TELIGENT, INC                                  1,960
        71  * TIME WARNER TELECOM, INC                       4,570
        62  * U.S. CELLULAR CORP                             3,906
        39  * U.S. LEC CORP (CLASS A)                          663
     2,203    U.S. WEST, INC                               188,907
        53  * VIATEL, INC                                    1,513
       757  * VOICESTREAM WIRELESS CORP                     88,036
       171  * WESTERN WIRELESS CORP (CLASS A)                9,319
       407  * WINSTAR COMMUNICATIONS, INC                   13,787
    12,487  * WORLDCOM, INC                                572,841
        41  * WORLDGATE COMMUNICATIONS, INC                    727
        45  * WORLDPAGES.COM, INC                              270
                                                       -----------
                                                         5,230,743
                                                       -----------

ELECTRIC, GAS AND OTHER -- 2.75%
     1,286  * AES CORP                                      58,673
       214    AGL RESOURCES, INC                             3,410
       432    ALLEGHENY ENERGY, INC                         11,826
       295    ALLIANT ENERGY CORP                            7,670
       711  * ALLIED WASTE INDUSTRIES, INC                   7,110
       617    AMEREN CORP                                   20,823
     1,371    AMERICAN ELECTRIC POWER CO, INC               40,615
        34    AMERICAN STATES WATER CO                       1,011
       365    AMERICAN WATER WORKS CO, INC                   9,125
       117    ATMOS ENERGY CORP                              2,047
       238    AVISTA CORP                                    4,150
        80    BLACK HILLS CORP                               1,805
        44    CALIFORNIA WATER SERVICE GROUP                 1,067
       674  * CALPINE CORP                                  44,315
        42    CASCADE NATURAL GAS CORP                         700
        38  * CASELLA WASTE SYSTEMS, INC (CLASS A)             408
        63    CH ENERGY GROUP, INC                           2,138
       664    CINERGY CORP                                  16,890
     1,081  * CITIZENS COMMUNICATIONS CO                    18,647
        85    CLECO CORP                                     2,847
       122    CMP GROUP, INC                                 3,576
       390    CMS ENERGY CORP                                8,628
       773    COASTAL CORP                                  47,056
       309    COLUMBIA ENERGY GROUP                         20,278
       310    CONECTIV, INC                                  4,824
       932    CONSOLIDATED EDISON INC                       27,610
       663    CONSTELLATION ENERGY GROUP                    21,588
       701    CP & L ENERGY, INC                            22,388
        33    CTG RESOURCES, INC                             1,210
     1,006    DOMINION RESOURCES, INC                       43,132
       597    DPL, INC                                      13,096
       278    DQE, INC                                      10,981

118 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
   SHARES                                                   VALUE
--------------------------------------------------------------------------------

ELECTRIC, GAS AND OTHER -- (CONTINUED)
       646    DTE ENERGY CO                               $ 19,743
     1,577    DUKE ENERGY CORP                              88,903
       475    DYNEGY, INC                                   32,448
       102    EASTERN ENTERPRISES CO                         6,426
     1,407    EDISON INTERNATIONAL CO                       28,843
       224  * EL PASO ELECTRIC CO                            2,506
       943    EL PASO ENERGY CORP                           48,034
        65    EMPIRE DISTRICT ELECTRIC CO                    1,434
       101    ENERGEN CORP                                   2,203
       494    ENERGY EAST CORP                               9,416
     1,009    ENTERGY CORP                                  27,432
       124    EQUITABLE RESOURCES, INC                       5,983
        33    ETOWN CORP                                     2,192
       977    FIRSTENERGY CORP                              22,837
       445    FLORIDA PROGRESS CORP                         20,859
       775    FPL GROUP, INC                                38,362
       465    GPU, INC                                      12,584
       121    HAWAIIAN ELECTRIC INDUSTRIES, INC              3,970
       142    IDACORP, INC                                   4,579
       290    IPALCO ENTERPRISES, INC                        5,836
       233    KANSAS CITY POWER & LIGHT CO                   5,242
       604    KEYSPAN CORP                                  18,573
       384    KINDER MORGAN, INC                            13,272
        71    LACLEDE GAS CO                                 1,366
       488    LOUISVILLE GAS & ELECTRIC ENERGY
               CORP                                         11,651
        61    MADISON GAS & ELECTRIC CO                      1,204
       323    MCN ENERGY GROUP, INC                          6,904
       215    MDU RESOURCES GROUP, INC                       4,649
       277    MINNESOTA POWER, INC                           4,795
       415    MONTANA POWER CO                              14,654
       246    NATIONAL FUEL GAS CO                          11,992
       535    NEW CENTURY ENERGIES, INC                     16,050
        67    NEW JERSEY RESOURCES CORP                      2,550
       260  * NEWPARK RESOURCES, INC                         2,453
       705  * NIAGARA MOHAWK HOLDINGS, INC                   9,825
       177    NICOR, INC                                     5,774
       471    NISOURCE, INC                                  8,772
       595    NORTHEAST UTILITIES CO                        12,941
       583    NORTHERN STATES POWER CO                      11,769
        94    NORTHWEST NATURAL GAS CO                       2,103
        87    NORTHWESTERN CORP                              2,011
       257    NSTAR                                         10,456
        48    NUI CORP                                       1,296
       186    OGDEN CORP                                     1,674
       293    OGE ENERGY CORP                                5,420
       119    ONEOK, INC                                     3,086
        90    OTTER TAIL POWER CO                            1,890
       800    PECO ENERGY CO                                32,250
       134    PEOPLES ENERGY CORP                            4,338
     1,646    PG&E CORP                                     40,532
       134    PHILADELPHIA SUBURBAN CORP                     2,747
       117    PIEDMONT NATURAL GAS CO, INC                   3,107
       319    PINNACLE WEST CAPITAL CORP                    10,806
       646    POTOMAC ELECTRIC POWER CO                     16,150
       641    PPL CORP                                      14,061
       136    PUBLIC SERVICE CO OF NEW MEXICO                2,099
       923    PUBLIC SERVICE ENTERPRISE GROUP, INC          31,958
       318    PUGET SOUND ENERGY, INC                        6,777
       310    QUESTAR CORP                                   6,006
     1,020    RELIANT ENERGY, INC                           30,153
       238  * REPUBLIC SERVICES, INC (CLASS A)               3,808
       137    RGS ENERGY GROUP, INC                          3,048
       400    SCANA CORP                                     9,650
        67    SEMCO ENERGY, INC                                871
       905    SEMPRA ENERGY                                 15,385
       295    SIERRA PACIFIC RESOURCES (NEW)                 3,705
         8    SJW CORP                                         951
        30    SOUTH JERSEY INDUSTRIES, INC                     780
     2,734    SOUTHERN CO                                   63,736
       141  * SOUTHERN UNION CO                              2,229
       116    SOUTHWEST GAS CORP                             2,030
        94    SOUTHWESTERN ENERGY CO                           587
        51  * STERICYCLE, INC                                1,224
       487    TECO ENERGY, INC                               9,770
         8  * THERMO ECOTEK CORP                                75
     1,141    TXU CORP                                      33,659
        50  * U.S. LIQUIDS, INC                                275
       120    UGI CORP                                       2,460
       919    UNICOM CORP                                   35,553
       122    UNISOURCE ENERGY CORP                          1,830
        54    UNITED ILLUMINATING CO                         2,362
       105    UNITED WATER RESOURCES, INC                    3,661
       350    UTILICORP UNITED, INC                          6,956
       230    VECTREN CORP                                   3,967
       175    WASHINGTON GAS LIGHT CO                        4,210
        59  * WASTE CONNECTIONS, INC                         1,165
        11  * WASTE INDUSTRIES, INC                            118
     2,600    WASTE MANAGEMENT, INC                         49,400
        57    WESTERN GAS RESOURCES, INC                     1,197
       256    WESTERN RESOURCES, INC                         3,968
     1,937    WILLIAMS COS, INC                             81,917
       544    WISCONSIN ENERGY CORP                         10,778
       101    WPS RESOURCES CORP                             3,036
                                                       -----------
                                                         1,621,951
                                                       -----------
              TOTAL UTILITIES                            6,852,694
                                                       -----------

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 119

TIAA-CREF MUTUAL FUNDS                                         EQUITY INDEX FUND

--------------------------------------------------------------------------------
  PRINCIPAL                                                 VALUE
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
(COST $57,985,749)                                     $58,304,766
                                                       -----------

SHORT TERM INVESTMENT -- 1.00%

U.S. GOVERNMENT AND AGENCY-- 1.00%
              FEDERAL HOME LOAN
               MORTGAGE CORP (FHLMC)
  $592,000     6.570%, 07/03/00                            591,784
                                                       -----------

TOTAL SHORT TERM INVESTMENT
(COST $591,784)                                            591,784
                                                       -----------

TOTAL PORTFOLIO -- 99.87%
(COST $58,577,533)                                      58,896,550

OTHER ASSET & LIABILITIES, NET-- 0.13%                      75,168
                                                       -----------
NET ASSETS-- 100.00%                                   $58,971,718
                                                       -----------

-------------
*  NON-INCOME PRODUCING
b  IN BANKRUPTCY

120 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS

                      THIS PAGE INTENTIONALLY LEFT BLANK.


TIAA-CREF MUTUAL FUNDS
---------------------------------------------------------------------------------------------------------------------------
JUNE 30, 2000

                                                  MONEY                BOND              GROWTH &              GROWTH
                                                 MARKET                PLUS               INCOME               EQUITY
                                                  FUND                 FUND                FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS

  Portfolio investments, at cost              $501,976,511         $283,585,716        $549,043,155         $711,574,100
  Net unrealized appreciation (depreciation)
    of portfolio investments                            --           (1,503,494)         96,074,204          197,954,694
---------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value              501,976,511          282,082,222         645,117,359          909,528,794
  Cash                                              99,948            1,004,979              19,207               27,775
  Receivable from securities transactions               --            7,397,864                  --            1,192,238
  Receivable for Fund shares sold                1,865,915              521,993             693,802            2,457,132
  Dividends and interest receivable                584,714            2,839,594             452,950              233,106
---------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                               504,527,088          293,846,652         646,283,318          913,439,045
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                           117,182               56,022             226,021              326,510
  Due to custodian                                      --                   --                  --                   --
  Payable for securities transactions                   --           63,231,239             827,426              544,446
  Payable for Fund shares redeemed               3,987,806              247,589             152,432              200,397
  Income distribution payable                       51,945               55,042              66,039                   --
  Other payables and accrued expenses                4,322                2,605                 299                6,554
---------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                            4,161,255           63,592,497           1,272,217            1,077,907
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                    $500,365,833         $230,254,155        $645,011,101         $912,361,138
===========================================================================================================================


NET ASSETS CONSIST OF:

  Paid in capital                             $500,373,348         $239,622,382        $529,004,334         $684,487,346
  Accumulated undistributed (overdistributed)
    net investment income                               --                  (20)            107,231               52,020
  Accumulated undistributed net realized
    gain (loss) on total investments                (7,515)          (7,892,162)         19,825,502           29,867,068
  Accumulated net unrealized appreciation
    (depreciation) on total investments                 --           (1,476,045)         96,074,034          197,954,704
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                    $500,365,833         $230,254,155        $645,011,101         $912,361,138
===========================================================================================================================


  Outstanding shares of beneficial Interest,
    unlimited shares authorized
    ($.0001 par value)                         500,373,348           23,740,494          39,975,881           49,606,246
NET ASSET VALUE PER SHARE                            $1.00                $9.70              $16.14               $18.39
===========================================================================================================================

122 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS


                                                                                    STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------
                                                                                                             (UNAUDITED)

   INTERNATIONAL       MANAGED         TAX-EXEMPT       HIGH-YIELD       SHORT-TERM      SOCIAL CHOICE        EQUITY
      EQUITY         ALLOCATION           BOND             BOND             BOND            EQUITY             INDEX
       FUND             FUND              FUND             FUND             FUND             FUND              FUND
------------------------------------------------------------------------------------------------------------------------



   $287,012,262     $267,443,840       $33,005,645      $59,102,212      $27,458,790      $30,153,266      $58,577,533

     17,206,660       46,131,807           350,765         (431,540)          18,236        1,209,730          319,017
------------------------------------------------------------------------------------------------------------------------
    304,218,922      313,575,647        33,356,410       58,670,672       27,477,026       31,362,996       58,896,550
      2,550,118               --                --           10,047              900            2,913            3,413
      5,055,120               --                --          251,875        2,260,074               --               --
      1,622,662          288,875           216,960          105,407          613,719           39,461           45,155
        291,689          793,562           620,401        1,058,559          440,104           22,557           46,552
------------------------------------------------------------------------------------------------------------------------
    313,738,511      314,658,084        34,193,771       60,096,560       30,791,823       31,427,927       58,991,670
------------------------------------------------------------------------------------------------------------------------



        119,597               --             7,318           15,385            6,722            6,744           12,360
             --          734,648            45,985               --               --               --               --
      7,973,189          138,717         2,297,428        1,494,340        1,247,825               --               --
        912,585           59,999                --               --               --               --            7,539
             --          108,983             8,787           19,422            2,533               --               --
             --               --                27               52               26               27               53
------------------------------------------------------------------------------------------------------------------------
      9,005,371        1,042,347         2,359,545        1,529,199        1,257,106            6,771           19,952
------------------------------------------------------------------------------------------------------------------------
   $304,733,140     $313,615,737       $31,834,226      $58,567,361      $29,534,717      $31,421,156      $58,971,718
========================================================================================================================




   $239,155,821     $260,906,801       $31,518,334      $59,075,604      $29,570,331      $30,123,107      $58,471,173

        754,567           11,427               933           50,587          (82,552)          74,932          137,851

     47,589,570        6,565,702           (35,806)        (127,290)          28,702           13,387           43,677

     17,233,182       46,131,807           350,765         (431,540)          18,236        1,209,730          319,017
------------------------------------------------------------------------------------------------------------------------
   $304,733,140     $313,615,737       $31,834,226      $58,567,361      $29,534,717      $31,421,156      $58,971,718
========================================================================================================================




     20,207,947       22,670,403         3,148,475        5,918,960        2,956,085        2,998,511        5,845,980
         $15.08           $13.83            $10.11            $9.89            $9.99           $10.48           $10.09
========================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 123


TIAA-CREF MUTUAL FUNDS
---------------------------------------------------------------------------------------------------------------------------

                                                  MONEY                BOND              GROWTH &              GROWTH
                                                 MARKET                PLUS               INCOME               EQUITY
                                                  FUND                 FUND                FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------

                                                               FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                       ------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                     $14,101,387           $7,085,548            $333,755             $312,477
  Dividends                                             --                   --           3,109,884            1,501,892
  Foreign taxes withheld                                --                   --             (37,535)              (7,007)
---------------------------------------------------------------------------------------------------------------------------
    Total income                                14,101,387            7,085,548           3,406,104            1,807,362
---------------------------------------------------------------------------------------------------------------------------


EXPENSES

  Management fees                                1,804,693              858,798           2,715,040            3,718,996
  Trustee fees and expenses                            992                  465               1,258                1,668
---------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                   1,805,685              859,263           2,716,298            3,720,664
    Less expenses waived by the advisor         (1,142,211)            (536,749)         (1,459,699)          (1,957,366)
---------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   663,474              322,514           1,256,599            1,763,298
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                         13,437,913            6,763,034           2,149,505               44,064
---------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                             (232)          (2,404,808)         10,610,663           23,398,684
    Foreign currency transactions                       --                   --              22,618               (5,737)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments       (232)          (2,404,808)         10,633,281           23,392,947
---------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                               --            4,018,415            (342,431)          31,671,915
    Futures transactions                                --                   --            (841,050)            (740,875)
    Translation of assets (other than
      portfolio investments) and liabilities
      denominated in foreign currencies                 --                   --                  --                   --
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation)
    on total investments                                --            4,018,415          (1,183,481)          30,931,040
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss) on total investments                  (232)           1,613,607           9,449,800           54,323,987
---------------------------------------------------------------------------------------------------------------------------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $13,437,681           $8,376,641         $11,599,305          $54,368,051
===========================================================================================================================

124  2000 SEMI-ANNUAL REPORT                   SEE NOTES TO FINANCIAL STATEMENTS


                                                                                               STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            (UNAUDITED)

    INTERNATIONAL       MANAGED          TAX-EXEMPT       HIGH-YIELD       SHORT-TERM      SOCIAL CHOICE        EQUITY
       EQUITY         ALLOCATION            BOND             BOND             BOND            EQUITY             INDEX
        FUND             FUND               FUND             FUND             FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2000    FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 2000
--------------------------------------   ------------------------------------------------------------------------------


       $121,230          $19,527          $477,865       $1,597,903         $594,699          $34,561          $63,157
      2,130,055        3,697,414                --           30,481               --           99,290          195,778
       (523,540)              --                --               --               --             (301)             (32)
-----------------------------------------------------------------------------------------------------------------------
      1,727,745        3,716,941           477,865        1,628,384          594,699          133,550          258,903
-----------------------------------------------------------------------------------------------------------------------




      1,494,783               --            71,837          144,893           69,421           70,445          135,630
            653               --                27               52               26               28               53
-----------------------------------------------------------------------------------------------------------------------
      1,495,436               --            71,864          144,945           69,447           70,473          135,683
       (754,941)              --           (44,898)         (86,246)         (43,388)         (45,744)         (89,230)
-----------------------------------------------------------------------------------------------------------------------
        740,495               --            26,966           58,699           26,059           24,729           46,453
-----------------------------------------------------------------------------------------------------------------------
        987,250        3,716,941           450,899        1,569,685          568,640          108,821          212,450
-----------------------------------------------------------------------------------------------------------------------






     44,458,177        2,206,004           (25,756)        (120,799)          28,702           56,455           43,677
       (369,082)              --                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------
     44,089,095        2,206,004           (25,756)        (120,799)          28,702           56,455           43,677
-----------------------------------------------------------------------------------------------------------------------

    (65,963,833)       2,395,815           350,765         (431,540)          18,236        1,209,730          319,017
         17,500               --                --               --               --               --               --


        (34,430)              --                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------

    (65,980,763)       2,395,815           350,765         (431,540)          18,236        1,209,730          319,017
----------------------------------------------------------------------------------------------------------------------

    (21,891,668)       4,601,819           325,009         (552,339)          46,938        1,266,185          362,694
-----------------------------------------------------------------------------------------------------------------------



   $(20,904,418)      $8,318,760          $775,908       $1,017,346         $615,578       $1,375,006         $575,144
=======================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 125


TIAA-CREF MUTUAL FUNDS
---------------------------------------------------------------------------------------------------------------------------

                                                        MONEY MARKET FUND                       BOND PLUS FUND
                                                  ------------------------------          ---------------------------------
                                                      FOR THE        FOR THE                  FOR THE       FOR THE
                                                    SIX MONTHS        YEAR                  SIX MONTHS       YEAR
                                                       ENDED          ENDED                    ENDED         ENDED
                                                     JUNE 30,     DECEMBER 31,               JUNE 30,    DECEMBER 31,
                                                       2000           1999                     2000          1999
---------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)                             (Unaudited)
INCREASE IN NET ASSETS

OPERATIONS:

  Net investment income                           $ 13,437,913   $ 15,484,833              $ 6,763,034     $ 10,982,753
  Net realized gain (loss) on total investments           (232)        (6,877)              (2,404,808)      (5,314,364)
  Net change in unrealized appreciation
    (depreciation) on total investments                     --             --                4,018,415       (7,510,407)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from operations         13,437,681     15,477,956                8,376,641       (1,842,018)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                       (13,437,913)   (15,484,833)              (6,763,034)     (10,982,753)
  In excess of net investment income                        --             --                      (20)         (29,357)
  From net realized gain on total investments               --             --                       --               --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                            (13,437,913)   (15,484,833)              (6,763,054)     (11,012,110)
---------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:

  Seed money redemptions by TIAA                            --    (52,851,933)                      --       (9,103,000)
  Subscriptions                                    309,784,131    457,344,272               37,352,409       88,216,517
  Reinvestment of distributions                     13,058,139     14,954,612                6,448,493       10,478,773
  Exchanges among the Funds, net                   (14,546,436)   (32,084,331)             (11,929,634)     (15,044,382)
  Redemptions                                     (202,894,729)  (217,578,081)              (7,576,553)     (12,381,642)
---------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions     105,401,105    169,784,539               24,294,715       62,166,266
---------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                     105,400,873    169,777,662               25,908,302       49,312,138

NET ASSETS

  Beginning of year                                394,964,960    225,187,298              204,345,853      155,033,715
---------------------------------------------------------------------------------------------------------------------------
  End of period                                   $500,365,833   $394,964,960             $230,254,155     $204,345,853
===========================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of year            394,972,243    225,187,704               21,219,325       15,052,690
---------------------------------------------------------------------------------------------------------------------------
  Seed money shares redeemed by TIAA                        --    (52,851,933)                      --         (918,796)
  Shares sold                                      309,784,131    457,344,272                3,877,593        8,785,902
  Shares issued in reinvestment of distributions    13,058,139     14,954,612                  670,478        1,061,063
  Shares exchanged among the Funds, net            (14,546,436)   (32,084,331)              (1,241,125)      (1,656,630)
  Shares redeemed                                 (202,894,729)  (217,578,081)                (785,777)      (1,104,904)
---------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding             105,401,105    169,784,539                2,521,169        6,166,635
---------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                500,373,348    394,972,243               23,740,494       21,219,325
===========================================================================================================================


126 2000 SEMI-ANNUAL REPORT                    SEE NOTES TO FINANCIAL STATEMENTS


                                                                                 STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------


    GROWTH & INCOME FUND          GROWTH EQUITY FUND        INTERNATIONAL EQUITY FUND       MANAGED ALLOCATION FUND
  -------------------------   --------------------------   --------------------------    -----------------------------
   FOR THE       FOR THE         FOR THE       FOR THE       FOR THE      FOR THE           FOR THE       FOR THE
 SIX MONTHS       YEAR         SIX MONTHS       YEAR       SIX MONTHS      YEAR           SIX MONTHS        YEAR
    ENDED         ENDED           ENDED         ENDED         ENDED        ENDED             ENDED          ENDED
  JUNE 30,    DECEMBER 31,      JUNE 30,    DECEMBER 31,    JUNE 30,   DECEMBER 31,        JUNE 30,     DECEMBER 31,
    2000          1999            2000          1999          2000         1999              2000           1999
----------------------------------------------------------------------------------------------------------------------
 (Unaudited)                  (Unaudited)                  (Unaudited)                    (Unaudited)




  $ 2,149,505  $ 3,152,449    $   44,064    $  733,377      $  987,250   $ 1,599,196     $ 3,716,941    $ 5,550,604
   10,633,281   21,753,194    23,392,947    41,665,781      44,089,095    10,597,435       2,206,004      6,003,561

   (1,183,481)  64,322,442    30,931,040   110,836,038     (65,980,763)   71,816,052       2,395,815     26,264,115
----------------------------------------------------------------------------------------------------------------------
   11,599,305   89,228,085    54,368,051   153,235,196     (20,904,418)   84,012,683       8,318,760     37,818,280
----------------------------------------------------------------------------------------------------------------------


   (2,042,274)  (3,152,449)           --      (718,684)             --    (1,599,196)     (3,705,514)    (6,594,363)
           --      (22,503)           --            --              --       (93,788)             --             --
           --  (17,339,813)           --   (35,533,948)             --    (3,475,912)             --       (824,275)
----------------------------------------------------------------------------------------------------------------------
   (2,042,274) (20,514,765)           --   (36,252,632)             --    (5,168,896)     (3,705,514)    (7,418,638)
----------------------------------------------------------------------------------------------------------------------


           --  (56,727,011)           --   (57,185,880)             --   (14,890,000)     (6,856,299)   (59,570,000)
  130,325,206  290,847,934   212,424,227   316,020,250     126,448,030    72,734,618      79,381,186    120,670,740
    1,926,775   19,412,362            --    35,306,048              --     5,077,311       3,500,852      7,107,275
   (9,859,147)  17,789,301    11,797,206    23,420,253      17,750,881    12,448,805      (2,233,454)    (6,529,646)
  (28,657,063) (30,942,249)  (62,500,233)  (34,632,884)    (74,380,443)  (16,950,390)     (9,161,918)   (10,572,862)
----------------------------------------------------------------------------------------------------------------------
   93,735,771  240,380,337   161,721,200   282,927,787      69,818,468    58,420,344      64,630,367     51,105,507
----------------------------------------------------------------------------------------------------------------------
  103,292,802  309,093,657   216,089,251   399,910,351      48,914,050   137,264,131      69,243,613     81,505,149


  541,718,299  232,624,642   696,271,887   296,361,536     255,819,090   118,554,959     244,372,124    162,866,975
----------------------------------------------------------------------------------------------------------------------
 $645,011,101 $541,718,299  $912,361,138  $696,271,887    $304,733,140  $255,819,090    $313,615,737   $244,372,124
======================================================================================================================


   34,000,823   17,449,059    40,499,770    21,708,531      15,909,110    11,248,585      17,975,893     13,810,531
----------------------------------------------------------------------------------------------------------------------
           --   (3,874,248)           --    (3,915,637)             --    (1,364,322)       (512,562)    (4,822,121)
    8,301,325   20,004,558    12,111,334    21,269,142       7,850,554     5,899,058       5,792,979      9,801,352
      118,039    1,243,755            --     2,083,043              --       324,287         250,365        556,145
     (620,278)   1,153,684       576,917     1,443,973       1,003,311     1,197,954        (166,621)      (523,795)
   (1,824,028)  (1,975,985)   (3,581,775)   (2,089,282)     (4,555,028)   (1,396,452)       (669,651)      (846,219)
----------------------------------------------------------------------------------------------------------------------
    5,975,058   16,551,764     9,106,476    18,791,239       4,298,837     4,660,525      (4,694,510)     4,165,362
----------------------------------------------------------------------------------------------------------------------
   39,975,881   34,000,823    49,606,246    40,499,770      20,207,947    15,909,110      22,670,403     17,975,893
======================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 127


TIAA-CREF MUTUAL FUNDS                                                                   STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS)TO JUNE 30, 2000                                       (UNAUDITED)


                                           TAX-EXEMPT       HIGH-YIELD        SHORT-TERM      SOCIAL CHOICE    EQUITY INDEX
                                            BOND FUND        BOND FUND         BOND FUND       EQUITY FUND        FUND
---------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS

  Net investment income                      $450,899        $1,569,685         $568,640         $108,821       $212,450
  Net realized gain (loss) on total
    investments                               (25,756)        (120,799)          28,702            56,455         43,677
  Net change in unrealized appreciation
    (depreciation) on total investments       350,765          (431,540)          18,236        1,209,730        319,017
---------------------------------------------------------------------------------------------------------------------------
    Net increase from operations              775,908         1,017,346          615,578        1,375,006        575,144
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                 (449,966)       (1,519,098)        (568,640)         (33,889)       (74,599)
  In excess of net investment income               --                --          (82,552)              --             --
  From net realized gain on total investments (10,050)           (6,491)              --          (43,068)            --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                      (460,016)       (1,525,589)        (651,192)         (76,957)       (74,599)
---------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:

  Seed money subscriptions by TIAA         25,000,000        50,000,000       25,000,000       25,000,000     50,000,000
  Subscriptions                             4,903,052         4,296,617        3,999,697        3,767,731      5,172,368
  Reinvestment of distributions               447,228         1,488,630          645,925           76,965         74,599
  Exchanges among the Funds, net            1,174,113         3,296,188          (32,214)       1,282,906      3,299,591
  Redemptions                                  (6,059)           (5,831)         (43,077)          (4,495)       (75,385)
---------------------------------------------------------------------------------------------------------------------------
    Net increase from share transactions   31,518,334        59,075,604       29,570,331       30,123,107     58,471,173
---------------------------------------------------------------------------------------------------------------------------
  NET ASSETS                              $31,834,226       $58,567,361      $29,534,717      $31,421,156    $58,971,718
===========================================================================================================================

 CHANGE IN FUND SHARES:

  Seed money shares sold to TIAA            2,500,000         5,000,000        2,500,000        2,500,000      5,000,000
  Shares sold                                 487,544           434,903          398,826          366,370        517,554
  Shares issued in reinvestment of
    distributions                              44,537           151,659           64,757            7,220          7,152
  Shares exchanged among the Funds, net       116,993           332,988           (3,203)         125,351        328,972
  Shares redeemed                                (599)             (590)          (4,295)            (430)        (7,698)
---------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period         3,148,475         5,918,960        2,956,085        2,998,511      5,845,980
===========================================================================================================================

128  2000 SEMI-ANNUAL REPORT                   SEE NOTES TO FINANCIAL STATEMENTS


TIAA-CREF MUTUAL FUNDS                                                                               FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------


                                                                             MONEY MARKET FUND
                                                     ----------------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                       FOR THE             FOR THE          FOR THE        JULY 17, 1997
                                                      SIX MONTHS             YEAR             YEAR         (COMMENCEMENT
                                                        ENDED               ENDED            ENDED       OF OPERATIONS) TO
                                                       JUNE 30,          DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                       2000(1)              1999             1998            1997(1)
---------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                  $1.00              $1.00               $1.00             $1.00
---------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                0.02               0.05                0.05              0.02
---------------------------------------------------------------------------------------------------------------------------
      Total gain (loss) from investment operations       0.02               0.05                0.05              0.02
---------------------------------------------------------------------------------------------------------------------------

  Less distributions from:
    Net investment income                               (0.02)             (0.05)              (0.05)            (0.02)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                                 (0.02)             (0.05)              (0.05)            (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                        $1.00              $1.00               $1.00             $1.00
===========================================================================================================================

  TOTAL RETURN                                           2.96%              5.05%               5.45%             2.51%



RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)         $500,366           $394,965            $225,187           $63,605
  Ratio of expenses to average net assets
    before expense waiver                                0.39%              0.79%               0.79%             0.36%
  Ratio of expenses to average net assets
    after expense waiver                                 0.14%              0.29%               0.29%             0.13%
  Ratio of net investment income to
    average net assets                                   2.93%              4.97%               5.28%             2.49%
  Portfolio turnover rate                                 n/a                n/a                 n/a               n/a
  (1) The percentages shown for this period are
      not annualized.
===========================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 129


TIAA-CREF MUTUAL FUNDS
---------------------------------------------------------------------------------------------------------------------------


                                                                              BOND PLUS FUND
                                                ---------------------------------------------------------------------------
                                                                                                         FOR THE PERIOD
                                                      FOR THE            FOR THE            FOR THE       JULY 17, 1997
                                                    SIX MONTHS            YEAR               YEAR         (COMMENCEMENT
                                                       ENDED              ENDED              ENDED      OF OPERATIONS) TO
                                                     JUNE 30,         DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                      2000(1)             1999               1998            1997(1)
---------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                  $9.63             $10.30              $10.09            $10.00
---------------------------------------------------------------------------------------------------------------------------

  Gain (loss) from investment operations:
    Net investment income                                0.30               0.56                0.56              0.27
    Net realized and unrealized gain (loss)
      on investments                                     0.07              (0.66)               0.32              0.20
---------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations         0.37              (0.10)               0.88              0.47
---------------------------------------------------------------------------------------------------------------------------

  Less distributions from:
    Net investment income                               (0.30)             (0.56)              (0.56)            (0.27)
    In excess of net investment income                     --              (0.01)                 --                --
    Net realized gains                                     --                 --               (0.11)            (0.11)
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                                 (0.30)             (0.57)              (0.67)            (0.38)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                        $9.70              $9.63              $10.30            $10.09
===========================================================================================================================

  TOTAL RETURN                                           3.91%             (1.01)%              8.94%             4.79%


RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)         $230,254           $204,346            $155,034           $58,403
  Ratio of expenses to average net assets
    before expense waiver                                0.40%              0.80%               0.80%             0.37%
  Ratio of expenses to average net assets
    after expense waiver                                 0.15%              0.30%               0.30%             0.14%
  Ratio of net investment income to
    average net assets                                   3.13%              5.75%               5.66%             2.72%
  Portfolio turnover rate                              190.62%            652.82%             531.92%           143.61%

  (1) The percentages shown for this period are
      not annualized.
===========================================================================================================================


130 2000 SEMI-ANNUAL REPORT                   SEE NOTES TO FINANCIAL STATEMENTS


                                                                                                       FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------


                      GROWTH & INCOME FUND                                         GROWTH EQUITY FUND
      -----------------------------------------------------       -------------------------------------------------------
                                           FOR THE PERIOD                                                FOR THE PERIOD
       FOR THE     FOR THE       FOR THE    JULY 17, 1997            FOR THE      FOR THE      FOR THE    JULY 17, 1987
     SIX MONTHS     YEAR          YEAR      (COMMENCEMENT          SIX MONTHS      YEAR         YEAR      (COMMENCEMENT
        ENDED       ENDED         ENDED   OF OPERATIONS) TO           ENDED        ENDED        ENDED   OF OPERATIONS) TO
      JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,            JUNE 30,   DECEMBER 31, DECEMBER 31,   DECEMBER 31,
       2000(1)      1999          1998         1997(1)               2000(1)       1999         1998         1997(1)
---------------------------------------------------------------------------------------------------------------------------
     (Unaudited)                                                   (Unaudited)



        $15.93        $13.33       $10.32       $10.00                $17.19       $13.65       $10.12      $10.00
---------------------------------------------------------------------------------------------------------------------------

          0.06          0.11         0.10         0.07                    --         0.02         0.03        0.06

          0.21          3.13         3.04         0.32                  1.20         4.47         3.61        0.28
---------------------------------------------------------------------------------------------------------------------------
          0.27          3.24         3.14         0.39                  1.20         4.49         3.64        0.34
---------------------------------------------------------------------------------------------------------------------------


         (0.06)        (0.11)       (0.10)       (0.07)                   --        (0.02)       (0.03)      (0.06)
            --            --           --           --                    --           --           --          --
            --         (0.53)       (0.03)          --                    --        (0.93)       (0.08)      (0.16)
---------------------------------------------------------------------------------------------------------------------------
         (0.06)        (0.64)       (0.13)       (0.07)                   --        (0.95)       (0.11)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
        $16.14        $15.93       $13.33       $10.32                $18.39       $17.19       $13.65      $10.12
===========================================================================================================================

          1.58%        24.46%       30.51%        3.96%                 6.98%       33.00%       35.97%       3.44%



      $645,011      $541,718     $232,625      $61,822              $912,361     $696,272     $296,362     $64,487

          0.46%         0.93%        0.93%        0.43%                 0.47%        0.95%        0.95%       0.44%

          0.21%         0.43%        0.43%        0.20%                 0.22%        0.45%        0.45%       0.21%

          0.59%         0.82%        0.97%        0.76%                 0.06%        0.16%        0.37%       0.68%
         13.47%        39.35%       71.49%        1.46%                16.50%       69.56%       49.91%      29.44%
===========================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 131


TIAA-CREF MUTUAL FUNDS
---------------------------------------------------------------------------------------------------------------------------


                                                                         INTERNATIONAL EQUITY FUND
                                                  -------------------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                     FOR THE            FOR THE            FOR THE      JULY 17, 1997
                                                   SIX MONTHS            YEAR               YEAR        (COMMENCEMENT
                                                      ENDED              ENDED              ENDED     OF OPERATIONS) TO
                                                    JUNE 30,         DECEMBER 31,       DECEMBER 31,    DECEMBER 31,
                                                     2000(1)             1999               1998           1997(1)
---------------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)

SELECTED PER SHARE DATA

  Net asset value, beginning of period                 $16.08             $10.54               $8.92            $10.00
---------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                0.05               0.11                0.09              0.07
    Net realized and unrealized gain (loss)
      on investments                                    (1.05)              5.77                1.63             (1.07)
---------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations        (1.00)              5.88                1.72             (1.00)
---------------------------------------------------------------------------------------------------------------------------

  Less distributions from:
    Net investment income                                  --              (0.11)              (0.08)            (0.07)
    In excess of net investment income                     --                 --               (0.02)            (0.01)
    Net realized gain                                      --              (0.23)                 --                --
---------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    --              (0.34)              (0.10)            (0.08)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                       $15.08             $16.08              $10.54             $8.92
===========================================================================================================================


  TOTAL RETURN                                          (6.22)%            55.83%              19.27%           (10.09)%


RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)         $304,733           $255,819            $118,555           $47,758
  Ratio of expenses to average net assets
    before expense waiver                                0.49%              0.99%               0.99%             0.46%
  Ratio of expenses to average net assets
    after expense waiver                                 0.24%              0.49%               0.49%             0.23%
  Ratio of net investment income to
    average net assets                                   0.33%              1.03%               1.23%             0.56%
  Portfolio turnover rate                               90.13%             74.16%              27.20%             4.56%

  (1) The percentages shown for this period are
      not annualized.
===========================================================================================================================



132  2000 SEMI-ANNUAL REPORT                   SEE NOTES TO FINANCIAL STATEMENTS


                                                                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------



                                                      TAX-EXEMPT   HIGH-YIELD   SHORT-TERM  SOCIAL CHOICE  EQUITY INDEX
       MANAGED ALLOCATION FUND                         BOND FUND    BOND FUND    BOND FUND   EQUITY FUND      FUND
--------------------------------------------------------------------------------------------------------------------------------
                                     FOR THE PERIOD
   FOR THE     FOR THE     FOR THE    JULY 17, 1997
 SIX MONTHS     YEAR        YEAR      (COMMENCEMENT
    ENDED       ENDED       ENDED   OF OPERATIONS) TO
  JUNE 30,  DECEMBER 31,DECEMBER 31,  DECEMBER 31,
   2000(1)      1999        1998         1997(1)    FOR THE PERIOD MARCH 1, 2000 (COMMENCEMENT OF OPERATIONS)TO JUNE 30, 2000(1)
--------------------------------------------------------------------------------------------------------------------------------
     (Unaudited)                                      (Unaudited)  (Unaudited)  (Unaudited)  (Unaudited)    (Unaudited)



   $13.59      $11.79      $10.01        $10.00          $10.00      $10.00        $10.00      $10.00          $10.00
--------------------------------------------------------------------------------------------------------------------------------


     0.13        0.38        0.34          0.23            0.16        0.29          0.21        0.04            0.04

     0.29        1.85        1.76          0.01            0.11       (0.12)         0.02        0.47            0.06
--------------------------------------------------------------------------------------------------------------------------------
     0.42        2.23        2.10          0.24            0.27        0.17          0.23        0.51            0.10
--------------------------------------------------------------------------------------------------------------------------------


    (0.13)      (0.38)      (0.32)        (0.23)          (0.16)      (0.28)        (0.21)      (0.01)          (0.01)
    (0.05)         --          --            --              --          --         (0.03)         --              --
       --       (0.05)         --            --              --          --            --       (0.02)             --
--------------------------------------------------------------------------------------------------------------------------------
    (0.18)      (0.43)      (0.32)        (0.23)          (0.16)      (0.28)        (0.24)      (0.03)          (0.01)
--------------------------------------------------------------------------------------------------------------------------------
   $13.83      $13.59      $11.79        $10.01          $10.11       $9.89         $9.99      $10.48          $10.09
================================================================================================================================


     3.03%      19.20%      21.24%         2.44%           2.78%       1.81%         2.35%       5.10%           1.04%



 $313,616     $244,372   $162,867       $59,087         $31,834     $58,567       $29,535     $31,421         $58,972

     0.00%       0.00%       0.00%         0.00%           0.27%       0.28%         0.27%       0.26%           0.26%

     0.00%       0.00%       0.00%         0.00%           0.10%       0.11%         0.10%       0.09%           0.09%

     1.34%       2.70%       2.80%         2.46%           1.69%       3.06%         2.20%       0.40%           0.40%
     0.07%       3.90%       4.78%         0.00%         139.00%      28.09%       145.19%       1.89%           1.69%

================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS                    2000 SEMI-ANNUAL REPORT 133

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000 (UNAUDITED)

NOTE 1. ORGANIZATION

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds consist of eleven series (each referred to as a "Fund"). The Money Market, Bond PLUS, Growth & Income, Growth Equity, International Equity, and Managed Allocation Funds commenced operations on July 17, 1997 with an investment by Teachers Insurance and Annuity Association of America ("TIAA"). The Tax-Exempt Bond, High-Yield Bond, Short-Term Bond, Social Choice Equity, and Equity Index Funds commenced operations on March 1, 2000 with an investment by TIAA.

The following table summarizes the activity in the Fund shares owned by TIAA during the period ended June 30, 2000.


                                        SHARES              VALUE OF SHARES
                                 SOLD TO (REDEEMED BY)    SOLD TO (REDEEMED BY)    SHARES HELD         VALUE OF
                                TIAA DURING THE PERIOD   TIAA DURING THE PERIOD    BY TIAA AT        SHARES HELD BY
                                  ENDED JUNE 30, 2000      ENDED JUNE 30, 2000    JUNE 30, 2000   TIAA AT JUNE 30, 2000
                               -----------------------   ----------------------   --------------  ---------------------
Bond PLUS Fund                               --              $        --             2,901,961        $28,149,026
International Equity Fund                    --                       --             3,178,995         47,939,242
Managed Allocation Fund                (512,562)              (6,856,299)                   --                 --
Tax-Exempt Bond Fund                  2,500,000               25,000,000             2,541,517         25,694,739
High-Yield Bond Fund                  5,000,000               50,000,000             5,147,345         50,907,246
Short-Term Bond Fund                  2,500,000               25,000,000             2,561,191         25,586,295
Social Choice Equity Fund             2,500,000               25,000,000             2,507,220         26,275,665
Equity Index Fund                     5,000,000               50,000,000             5,007,152         50,522,168


The Managed Allocation Funds' holdings in the other Funds as of June 30, 2000 were as follows:


                                                                             PERCENT OF TOTAL SHARES
                                       NUMBER OF SHARES HELD IN FUND         OUTSTANDING IN THE FUND
                                     ---------------------------------       -----------------------
Money Market Fund                               5,567,958                             1.11%
Bond PLUS Fund                                 11,775,266                            49.60%
Growth & Income Fund                            4,650,754                            11.63%
Growth Equity Fund                              4,144,819                             8.36%
International Equity Fund                       2,600,157                            12.87%
High-Yield Bond Fund                              315,919                             5.34%

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors, Inc. ("Advisors"), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds, which are in conformity with accounting principles generally accepted in the United States.


134  2000 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000 (UNAUDITED)--(CONTINUED)

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recognized on the accrual basis, and discounts and premiums on short-term money market instruments are amortized using the effective yield method. Dividend income is recorded on the ex-dividend date, except for certain foreign dividends, which are recorded as the Funds are informed of the ex-dividend date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: The records of the Funds are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, dispostition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument, while selling futures contracts tends to decrease exposure to the underlying instrument or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.


                                                     2000 SEMI-ANNUAL REPORT 135

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000 (UNAUDITED)--(CONTINUED)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated. The price and interest rate of such securities are fixed at trade date. For when-issued purchases, a Fund does not earn interest on such security until the settlement date.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year. At June 30, 2000, the Money Market and Bond PLUS Funds have capital loss carryovers of $7,283 and $4,494,057, respectively, which begin to expire in 2006.

NOTE 3. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays a fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2003. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                     MANAGEMENT                 MANAGEMENT FEE
                                         FEE         WAIVER      AFTER WAIVER
                                     ----------      ------     --------------
      Money Market Fund                  0.79%        0.50%           0.29%
      Bond PLUS Fund                     0.80%        0.50%           0.30%
      Growth & Income Fund               0.93%        0.50%           0.43%
      Growth Equity Fund                 0.95%        0.50%           0.45%
      International Equity Fund          0.99%        0.50%           0.49%
      Managed Allocation Fund            0.00%        0.00%           0.00%
      Tax-Exempt Bond Fund               0.80%        0.50%           0.30%
      High-Yield Bond Fund               0.84%        0.50%           0.34%
      Short-Term Bond Fund               0.80%        0.50%           0.30%
      Social Choice Equity Fund          0.77%        0.50%           0.27%
      Equity Index Fund                  0.76%        0.50%           0.26%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.


136  2000 SEMI-ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS JUNE 30, 2000 (UNAUDITED)--(CONCLUDED)

NOTE 4. INVESTMENTS

At June 30, 2000, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation for the Funds were as follows:


                                                                            NET UNREALIZED
                                                GROSS UNREALIZED             APPRECIATION
                                         APPRECIATION      DEPRECIATION     (DEPRECIATION)
                                      -----------------  -----------------  ---------------
      Bond PLUS Fund                      $ 1,782,437      $ 3,285,931       ($ 1,503,494)
      Growth & Income Fund                133,092,533       37,018,329         96,074,204
      Growth Equity Fund                  232,035,452       34,080,758        197,954,694
      International Equity Fund            38,658,197       21,451,537         17,206,660
      Managed Allocation Fund              49,831,969        3,700,162         46,131,807
      Tax-Exempt Bond Fund                    370,954           20,189            350,765
      High-Yield Bond Fund                    443,098          874,638           (431,540)
      Short-Term Bond Fund                     60,471           42,235             18,236
      Social Choice Equity Fund             2,990,407        1,780,677          1,209,730
      Equity Index Fund                     5,359,258        5,040,241            319,017

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the period ended June 30, 2000, were as follows:


                                              NON-GOVERNMENT      GOVERNMENT     NON-GOVERNMENT      GOVERNMENT
                                                 PURCHASES         PURCHASES          SALES             SALES
                                              --------------      ----------     --------------      ----------
      Bond PLUS Fund                            $ 53,802,236     $376,003,323     $ 53,897,063      $349,756,514
      Growth & Income Fund                       202,809,802          654,724       77,544,175            48,828
      Growth Equity Fund                         326,373,653          294,107      134,441,804           149,043
      International Equity Fund                  366,773,107               --      277,131,273                --
      Managed Allocation Fund                     82,995,467               --       17,557,830                --
      Tax-Exempt Bond Fund                        72,453,470               --       39,407,282                --
      High-Yield Bond Fund                        67,395,106               --       16,795,808                --
      Short-Term Bond Fund                        31,530,210       32,709,709       18,230,926        18,756,462
      Social Choice Equity Fund                   29,845,078          369,304          563,000            16,403
      Equity Index Fund                           58,803,064          401,513        1,220,410            41,938

NOTE 5. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration from the Funds for their services as Trustees.

NOTE 6. LINE OF CREDIT

The Growth & Income, Growth Equity, International Equity, and Managed Allocation Funds participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. College Retirement Equities Fund and TIAA-CREF Institutional Mutual Fund, both of which are managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2000, there were no borrowings under this credit facility.



                                                     2000 SEMI-ANNUAL REPORT 137

TIAA-CREF PRODUCTS AND SERVICES


o  TIAA-CREF MUTUAL FUNDS

o  TIAA-CREF LIFE PERSONAL
   ANNUITIES

o  TIAA LIFE INSURANCE COVERAGE

o  TEACHERS LONGTERM CARE
   INSURANCE

o  TIAA-CREF RETIREMENT ANNUITIES

o  TIAA-CREF SUPPLEMENTAL
   RETIREMENT ANNUITIES (SRAs)

o  TIAA-CREF IRAS


   RETIREMENT ANNUITIES (SRAS)

[GRAPHIC OMITTED] AUTOMATED TELEPHONE SERVICE
                  800 842-2252
                  24 hours a day, 7 days a week

                  TIAA-CREF MUTUAL FUNDS SHAREHOLDERS CAN USE THE ATS TO CHECK FUND PERFORMANCE AND ACCOUNT BALANCES, AND TO INITIATE PURCHASES OR EXCHANGES.

                  FOR PENSION ANNUITIES, PARTICIPANTS CAN USE THE ATS TO ALLOCATE FUTURE PREMIUMS, TRANSFER ACCUMULATIONS, GET TIAA'S CURRENT RATES OF INTEREST, CURRENT PERFORMANCE OF THE VARIABLE ACCOUNTS, THE LATEST ACCUMULATION UNIT VALUES, AND TOTAL ACCUMULATIONS.


[GRAPHIC OMITTED] PERSONAL ASSISTANCE
                  800 223-1200
                  8 a.m. to 11 p.m. ET, Monday - Friday

                  FOR QUESTIONS ABOUT TIAA-CREF MUTUAL FUNDS, TEACHERS PERSONAL ANNUITY, TEACHERS LONGTERM CARE, AND TIAA LIFE INSURANCE.

                  800 842-2776
                  8 a.m. to 11 p.m. ET, Monday - Friday
                  9 a.m. to 6 p.m. ET, Saturday and Sunday

                  FOR QUESTIONS ABOUT RETIREMENT SAVING AND PLANNING, QUARTERLY AND ANNUAL BENEFITS REPORTS, RECEIVING ANNUITY PAYMENTS, ANNUITY OPTIONS, AND TAX REPORTS.




[GRAPHIC OMITTED] INTERNET ACCESS

                  VISIT OUR WORLD WIDE WEB SITE:
                  WWW.TIAA-CREF.ORG

                  THROUGH OUR INTER/ACT SYSTEM AT TIAA-CREF'S WORLD WIDE WEB SITE, YOU CAN ALSO SEE YOUR ACCOUNT BALANCE AND TRANSACTION RECORDS, EXCHANGE SHARES BETWEEN FUNDS, AND BUY NEW SHARES ONLINE. YOU CAN ALSO SEE THE LATEST VALUE OF YOUR RETIREMEMENT ANNUITIES (RAS), SUPPLEMENTAL RETIREMENT ANNUITIES (SRAS), AND IRA ACCUMULATIONS, CHECK ON THE LAST PREMIUMS PAID TO YOUR CONTRACT, REVIEW OR CHANGE YOUR PREMIUM ALLOCATIONS, TRANSFER ACCUMULATIONS AMONG YOUR TIAA-CREF ACCOUNTS, AND CHANGE YOUR ADDRESS.


[GRAPHIC OMITTED] MUTUAL FUND INFORMATION ONLINE

                  TIAA-CREF
                  www.tiaa-cref.org/mfunds/
                  MORNINGSTAR
                  www.morningstar.com
                  LIPPER ANALYTICAL SERVICES
                  www.lipperweb.com

[TIAA LOGO] 730 Third Avenue                                   -----------------
            New York, NY 10017-3206                                PRESORTED
                                                                   STANDARD
                                                               U.S. POSTAGE PAID
                                                                   TIAA-CREF
                                                               -----------------






















TCMFSAR-8/00